Vanguard Balanced Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (59.0%)
Basic Materials (1.2%)
Linde plc	438,690	104,465
Air Products & Chemicals Inc.	185,107	55,136
Ecolab Inc.	214,305	42,827
Newmont Corp.	669,225	42,462
DuPont de Nemours Inc.	611,713	33,938
Dow Inc.	617,688	29,062
Fastenal Co.	480,919	21,685
Freeport-McMoRan Inc.	1,210,030	18,925
LyondellBasell Industries NV Class A	207,460	14,624
International Paper Co.	329,907	13,374
FMC Corp.	108,315	11,472
Nucor Corp.	253,000	11,350
^ International Flavors & Fragrances Inc.	89,767	10,992
Celanese Corp. Class A	98,794	10,615
Avery Dennison Corp.	69,203	8,847
Eastman Chemical Co.	110,525	8,634
Albemarle Corp.	89,355	7,978
Royal Gold Inc.	55,465	6,665
Reliance Steel & Aluminum Co.	54,340	5,545
CF Industries Holdings Inc.	179,575	5,515
Mosaic Co.	286,150	5,228
Scotts Miracle-Gro Co.	33,004	5,047
Steel Dynamics Inc.	167,888	4,807
Huntsman Corp.	165,413	3,674
Ashland Global Holdings Inc.	49,450	3,507
Timken Co.	57,505	3,118
Valvoline Inc.	158,034	3,009
Chemours Co.	137,479	2,875
UFP Industries Inc.	48,135	2,720
Balchem Corp.	27,616	2,696
Rexnord Corp.	87,583	2,613
* Univar Solutions Inc.	145,413	2,455
NewMarket Corp.	7,058	2,416
* RBC Bearings Inc.	19,929	2,416
Hexcel Corp.	70,417	2,362
Hecla Mining Co.	451,052	2,291
W R Grace & Co.	55,351	2,230
Sensient Technologies Corp.	37,733	2,179
Cleveland-Cliffs Inc.	338,735	2,175
Quaker Chemical Corp.	11,635	2,091
Avient Corp.	76,523	2,025
Commercial Metals Co.	99,361	1,985
* Element Solutions Inc.	176,879	1,859
Stepan Co.	16,746	1,825
* Alcoa Corp.	156,600	1,821

Compass Minerals International Inc.	29,493	1,750
* Arconic Corp.	91,437	1,742
* Ingevity Corp.	34,991	1,730
Westlake Chemical Corp.	27,077	1,712
Minerals Technologies Inc.	30,139	1,540
Olin Corp.	114,046	1,412
Innospec Inc.	22,261	1,410
Cabot Corp.	39,056	1,407
* Coeur Mining Inc.	188,247	1,389
Boise Cascade Co.	33,105	1,322
Worthington Industries Inc.	30,989	1,264
Mueller Industries Inc.	46,301	1,253
Domtar Corp.	45,989	1,208
* GCP Applied Technologies Inc.	54,843	1,149
United States Steel Corp.	156,243	1,147
Materion Corp.	17,693	921
Schweitzer-Mauduit International Inc.	25,778	783
Carpenter Technology Corp.	38,339	696
Tronox Holdings plc Class A	75,914	597
Kaiser Aluminum Corp.	11,051	592
P H Glatfelter Co.	41,983	578
Neenah Inc.	15,010	562
* Clearwater Paper Corp.	14,637	555
* Kraton Corp.	28,322	505
* PQ Group Holdings Inc.	42,831	439
Schnitzer Steel Industries Inc.	22,401	431
Omega Flex Inc.	2,737	429
Hawkins Inc.	8,749	403
GrafTech International Ltd.	58,375	399
Tredegar Corp.	26,220	390
* Koppers Holdings Inc.	17,410	364
American Vanguard Corp.	24,535	322
* AdvanSix Inc.	23,829	307
* Century Aluminum Co.	43,070	307
* NN Inc.	51,524	266
Gold Resource Corp.	71,225	243
Haynes International Inc.	13,967	239
Verso Corp.	29,622	234
* Resolute Forest Products Inc.	50,900	228
* Hycroft Mining Holding Corp.	20,200	212
* Unifi Inc.	16,177	208
* Rayonier Advanced Materials Inc.	60,700	194
FutureFuel Corp.	15,031	171
US Silica Holdings Inc.	53,800	161
* Energy Fuels Inc./Canada	89,046	150
Culp Inc.	10,880	135
Olympic Steel Inc.	10,949	124
* Uranium Energy Corp.	124,343	124
Eastern Co.	4,598	90
* TimkenSteel Corp.	23,505	83
* Ryerson Holding Corp.	12,967	74
Intrepid Potash Inc.	7,429	63
* Ur-Energy Inc.	114,960	55
Northern Technologies International Corp.	5,764	48
* Synalloy Corp.	7,617	42
* Universal Stainless & Alloy Products Inc.	7,642	42
NL Industries Inc.	9,161	39

United-Guardian Inc.	2,067	31
* LSB Industries Inc.	16,674	27
Chicago Rivet & Machine Co.	710	15
Friedman Industries Inc.	2,625	15
* Marrone Bio Innovations Inc.	7,464	9
* Solitario Zinc Corp.	21,690	9
US Gold Corp.	708	7
* Ampco-Pittsburgh Corp.	1,874	6
* United States Antimony Corp.	19,099	6
* General Moly Inc.	34,508	4
* Paramount Gold Nevada Corp.	1,148	1
* Golden Minerals Co.	648	—
		567,905
Consumer Discretionary (9.6%)
* Amazon.com Inc.	355,908	1,120,658
* Tesla Inc.	623,014	267,279
Home Depot Inc.	898,467	249,513
Walt Disney Co.	1,510,105	187,374
* Netflix Inc.	368,784	184,403
Walmart Inc.	1,182,956	165,507
McDonald's Corp.	620,982	136,299
Costco Wholesale Corp.	368,272	130,737
NIKE Inc. Class B	1,039,416	130,488
Lowe's Cos. Inc.	629,827	104,463
Starbucks Corp.	978,740	84,093
Target Corp.	417,326	65,695
* Booking Holdings Inc.	34,251	58,593
Activision Blizzard Inc.	645,462	52,250
TJX Cos. Inc.	903,143	50,260
Dollar General Corp.	207,808	43,561
Estee Lauder Cos. Inc. Class A	169,208	36,930
* Uber Technologies Inc.	952,925	34,763
* Lululemon Athletica Inc.	98,940	32,588
General Motors Co.	1,072,426	31,733
* Electronic Arts Inc.	241,409	31,482
* Chipotle Mexican Grill Inc. Class A	23,347	29,037
eBay Inc.	555,023	28,917
* O'Reilly Automotive Inc.	62,135	28,649
Ross Stores Inc.	296,327	27,653
* AutoZone Inc.	19,622	23,108
Yum! Brands Inc.	251,631	22,974
DR Horton Inc.	289,155	21,869
Ford Motor Co.	3,246,081	21,619
Best Buy Co. Inc.	193,085	21,488
Aptiv plc	225,558	20,679
Hilton Worldwide Holdings Inc.	233,337	19,908
Marriott International Inc. Class A	204,213	18,906
* Copart Inc.	176,736	18,586
Lennar Corp. Class A	226,037	18,463
Southwest Airlines Co.	488,795	18,330
VF Corp.	260,309	18,287
* Dollar Tree Inc.	199,754	18,246
* Trade Desk Inc. Class A	34,964	18,139
* Peloton Interactive Inc. Class A	164,710	16,346
Delta Air Lines Inc.	531,735	16,260
* Wayfair Inc.	54,373	15,823
* Take-Two Interactive Software Inc.	95,349	15,754

Las Vegas Sands Corp.	321,272	14,991
Domino's Pizza Inc.	32,798	13,948
Tractor Supply Co.	97,210	13,934
* Carvana Co. Class A	57,850	12,904
ViacomCBS Inc. Class B	460,036	12,886
* CarMax Inc.	135,114	12,418
* DraftKings Inc. Class A	208,573	12,272
* Etsy Inc.	99,971	12,159
* NVR Inc.	2,907	11,870
Tiffany & Co.	101,666	11,778
* Burlington Stores Inc.	55,629	11,465
Garmin Ltd.	119,200	11,307
Darden Restaurants Inc.	109,434	11,024
Genuine Parts Co.	114,624	10,909
Pool Corp.	32,020	10,712
Expedia Group Inc.	112,424	10,308
* Ulta Beauty Inc.	45,054	10,091
Fortune Brands Home & Security Inc.	116,082	10,043
Royal Caribbean Cruises Ltd.	151,927	9,834
PulteGroup Inc.	212,028	9,815
Whirlpool Corp.	51,863	9,537
Hasbro Inc.	109,156	9,029
* Caesars Entertainment Inc.	158,329	8,876
Omnicom Group Inc.	177,125	8,768
* Penn National Gaming Inc.	120,347	8,749
Advance Auto Parts Inc.	56,880	8,731
Fox Corp. Class A	292,703	8,146
* United Airlines Holdings Inc.	229,562	7,977
* Zynga Inc. Class A	851,087	7,762
* Bright Horizons Family Solutions Inc.	50,337	7,653
Vail Resorts Inc.	33,548	7,178
MGM Resorts International	326,214	7,095
Carnival Corp.	463,227	7,032
* Chegg Inc.	98,294	7,022
BorgWarner Inc.	175,961	6,817
Rollins Inc.	124,687	6,757
* Live Nation Entertainment Inc.	117,810	6,348
* Floor & Decor Holdings Inc. Class A	83,508	6,246
* Five Below Inc.	47,306	6,008
L Brands Inc.	187,395	5,961
Service Corp. International	140,827	5,940
* LKQ Corp.	213,046	5,908
* IAA Inc.	113,223	5,896
Williams-Sonoma Inc.	64,644	5,846
Wynn Resorts Ltd.	80,151	5,756
Dunkin' Brands Group Inc.	67,849	5,558
Lear Corp.	50,861	5,546
Interpublic Group of Cos. Inc.	328,640	5,478
Newell Brands Inc.	318,616	5,467
* Discovery Communications Inc. Class C	277,653	5,442
Gentex Corp.	209,467	5,394
New York Times Co. Class A	125,408	5,366
^ American Airlines Group Inc.	428,399	5,265
* Lyft Inc. Class A	191,018	5,263
* Deckers Outdoor Corp.	23,554	5,182
Aramark	190,144	5,029
Sirius XM Holdings Inc.	928,603	4,977

*	Liberty Media Corp -Liberty Formula One Class C	135,432	4,912
*	BJ's Wholesale Club Holdings Inc.	115,904	4,816
*	Rh	12,562	4,806
	News Corp. Class A	339,185	4,755
	Churchill Downs Inc.	28,835	4,724
*	Mohawk Industries Inc.	47,740	4,659
	Leggett & Platt Inc.	112,788	4,643
	Toll Brothers Inc.	94,980	4,622
*	SiteOne Landscape Supply Inc.	37,790	4,609
	Polaris Inc.	48,729	4,597
	Hanesbrands Inc.	290,402	4,574
*	ServiceMaster Global Holdings Inc.	113,071	4,509
	Nielsen Holdings plc	303,496	4,304
	Thor Industries Inc.	44,641	4,253
	Lithia Motors Inc. Class A	18,076	4,120
*	Planet Fitness Inc. Class A	66,588	4,103
^,*	Norwegian Cruise Line Holdings Ltd .	235,365	4,027
	Gap Inc.	235,500	4,011
*	Ollie's Bargain Outlet Holdings Inc.	45,538	3,978
	Wyndham Hotels & Resorts Inc.	76,826	3,880
	Alaska Air Group Inc.	105,519	3,865
	Tapestry Inc.	236,243	3,692
*	Tempur Sealy International Inc.	41,320	3,685
	Fox Corp. Class B	126,618	3,542
*	Mattel Inc.	301,927	3,533
*	Skechers USA Inc. Class A	116,331	3,516
*	Liberty Media Corp -Liberty SiriusXM Class C	105,959	3,505
*	AutoNation Inc.	65,743	3,480
*	Meritage Homes Corp.	31,358	3,462
	PVH Corp.	57,719	3,442
	Texas Roadhouse Inc. Class A	56,070	3,409
	Wingstop Inc.	24,709	3,377
	Wendy's Co.	148,477	3,310
	Nexstar Media Group Inc. Class A	36,685	3,299
*	Stamps.com Inc.	13,572	3,270
	Carter's Inc.	37,661	3,261
	Dolby Laboratories Inc. Class A	49,146	3,257
	Aaron's Inc.	57,392	3,251
*	Chewy Inc. Class A	59,269	3,250
	Harley-Davidson Inc.	132,095	3,242
*	Grand Canyon Education Inc.	40,098	3,205
*	Liberty Media Corp -Liberty SiriusXM Class A	96,181	3,190
	Dick's Sporting Goods Inc.	53,257	3,083
	Marriott Vacations Worldwide Corp.	33,892	3,078
*	YETI Holdings Inc.	66,224	3,001
*	Murphy USA Inc.	23,394	3,001
	Foot Locker Inc.	87,403	2,887
	KB Home	72,341	2,777
*	frontdoor Inc.	71,063	2,765
	H&R Block Inc.	164,031	2,672
*	Taylor Morrison Home Corp. Class A	108,127	2,659
*	Fox Factory Holding Corp.	35,397	2,631
	Amerco	7,356	2,619
*	Discovery Inc. Class A	119,868	2,610
*	National Vision Holdings Inc.	67,982	2,600
	Choice Hotels International Inc.	30,129	2,590
*	JetBlue Airways Corp.	221,717	2,512

* Overstock.com Inc.	34,285	2,491
Kohl's Corp.	130,120	2,411
Cracker Barrel Old Country Store Inc.	20,643	2,367
Ralph Lauren Corp. Class A	34,698	2,358
Qurate Retail Group Inc. QVC Group Class A	326,134	2,342
* Crocs Inc.	54,454	2,327
* Madison Square Garden Sport Corp. Class A	15,240	2,293
Wyndham Destinations Inc.	74,151	2,281
WillScot Mobile Mini Holdings Corp. Class A	136,324	2,274
* Vivint Solar Inc.	53,258	2,255
* Digital Turbine Inc.	68,613	2,246
* Under Armour Inc. Class A	199,587	2,241
TEGNA Inc.	185,429	2,179
Columbia Sportswear Co.	24,824	2,159
MDC Holdings Inc.	45,366	2,137
* Capri Holdings Ltd.	117,701	2,119
Papa John's International Inc.	25,676	2,113
* Dorman Products Inc.	23,176	2,095
LCI Industries	18,968	2,016
* Shake Shack Inc. Class A	30,886	1,992
* LGI Homes Inc.	16,996	1,974
* 2U Inc.	57,721	1,954
Boyd Gaming Corp.	62,414	1,916
Warner Music Group Corp. Class A	66,419	1,909
Strategic Education Inc.	20,603	1,885
* TRI Pointe Group Inc.	102,677	1,863
American Eagle Outfitters Inc.	119,546	1,770
* iRobot Corp.	23,096	1,753
Wolverine World Wide Inc.	66,866	1,728
Sabre Corp.	264,710	1,723
Hyatt Hotels Corp. Class A	31,466	1,679
Brinker International Inc.	39,125	1,671
* Hilton Grand Vacations Inc.	76,645	1,608
Extended Stay America Inc.	132,129	1,579
KAR Auction Services Inc.	108,687	1,565
* Liberty Media Corp -Liberty Formula One Class A	46,699	1,565
Callaway Golf Co.	81,041	1,551
Jack in the Box Inc.	19,456	1,543
World Wrestling Entertainment Inc. Class A	38,021	1,539
* Visteon Corp.	22,167	1,534
Bed Bath & Beyond Inc.	102,356	1,533
* Asbury Automotive Group Inc.	15,704	1,530
* Scientific Games Corp.	43,786	1,529
Big Lots Inc.	34,252	1,528
* Cardlytics Inc.	21,601	1,524
Winnebago Industries Inc.	29,159	1,507
Goodyear Tire & Rubber Co.	196,116	1,504
* Fitbit Inc. Class A	214,710	1,494
Dana Inc.	119,970	1,478
Rush Enterprises Inc. Class A	29,157	1,474
Graham Holdings Co. Class B	3,534	1,428
Allegiant Travel Co. Class A	11,832	1,417
TripAdvisor Inc.	72,079	1,412
^ Macy's Inc.	246,551	1,405
PriceSmart Inc.	20,878	1,387
* Cavco Industries Inc.	7,508	1,354
Six Flags Entertainment Corp.	65,169	1,323

	Herman Miller Inc.	43,389	1,309
	Cooper Tire & Rubber Co.	41,270	1,308
	SkyWest Inc.	43,375	1,295
	Group 1 Automotive Inc.	14,560	1,287
	Penske Automotive Group Inc.	26,957	1,285
*	Knowles Corp.	86,153	1,284
	Steven Madden Ltd.	65,662	1,280
*	Central Garden & Pet Co. Class A	35,168	1,271
	La-Z-Boy Inc.	40,133	1,269
	News Corp. Class B	90,502	1,265
*	Skyline Champion Corp.	47,220	1,264
*	Sonos Inc.	83,251	1,264
*	Gentherm Inc.	30,323	1,240
^,*	Stitch Fix Inc. Class A	45,623	1,238
^,*	Spirit Airlines Inc.	76,701	1,235
*	M/I Homes Inc.	26,555	1,223
*	Under Armour Inc. Class C	123,193	1,212
	Lennar Corp. Class B	18,028	1,184
^	Nordstrom Inc.	99,241	1,183
	Rent-A-Center Inc.	39,312	1,175
*	Sleep Number Corp.	23,937	1,171
*	Avis Budget Group Inc.	44,123	1,161
	Monro Inc.	28,603	1,160
*	Laureate Education Inc. Class A	87,259	1,159
	John Wiley & Sons Inc. Class A	36,472	1,157
*	Delphi Technologies plc	68,266	1,141
*	Madison Square Garden Entertainment Corp. Class A	16,540	1,133
*	Century Communities Inc.	26,327	1,114
	HNI Corp.	35,491	1,114
	Red Rock Resorts Inc. Class A	61,718	1,055
	Cheesecake Factory Inc.	37,295	1,035
*	Urban Outfitters Inc.	49,242	1,025
*	Gray Television Inc.	71,831	989
	Bloomin' Brands Inc.	64,300	982
	Kontoor Brands Inc.	40,491	980
*	Adtalem Global Education Inc.	39,847	978
*	Vista Outdoor Inc.	48,016	969
	Acushnet Holdings Corp.	28,550	960
*	Glu Mobile Inc.	123,235	946
*	Malibu Boats Inc. Class A	18,316	908
*	K12 Inc.	34,430	907
	Camping World Holdings Inc. Class A	29,682	883
*	Sally Beauty Holdings Inc.	101,017	878
*	Lions Gate Entertainment Corp. Class A	92,289	875
	Sturm Ruger & Co. Inc.	14,136	865
*	Tupperware Brands Corp.	42,400	855
	ODP Corp.	43,851	853
	Cinemark Holdings Inc.	84,330	843
*	Purple Innovation Inc. Class A	33,693	838
*	WW International Inc.	43,163	815
	Sonic Automotive Inc. Class A	20,175	810
	Signet Jewelers Ltd.	42,800	800
	Abercrombie & Fitch Co.	55,938	779
*	SeaWorld Entertainment Inc.	39,185	773
*	Boot Barn Holdings Inc.	27,376	770
*	At Home Group Inc.	51,200	761
	Dine Brands Global Inc.	13,779	752

*	Perdoceo Education Corp.	59,954	734
*	ANGI Homeservices Inc. Class A	65,494	727
*	QuinStreet Inc.	44,659	707
	Steelcase Inc. Class A	68,828	696
^,*	AMC Networks Inc. Class A	28,114	695
*	Everi Holdings Inc.	83,389	688
	Smith & Wesson Brands Inc.	44,247	687
*	Liberty Media Corp -Liberty Braves	32,514	683
*	Michaels Cos. Inc.	70,200	678
	Sinclair Broadcast Group Inc. Class A	34,300	660
	Coty Inc. Class A	244,067	659
*	Rosetta Stone Inc.	20,901	627
*	Magnite Inc.	89,674	623
	Inter Parfums Inc.	16,387	612
	Standard Motor Products Inc.	13,650	609
	Oxford Industries Inc.	15,027	607
	EW Scripps Co. Class A	50,961	583
	Selectquote Inc.	28,663	580
*	Lumber Liquidators Holdings Inc.	26,322	580
	Knoll Inc.	47,490	573
*	Zumiez Inc.	19,929	554
^,*	Eastman Kodak Co.	62,589	552
*	MarineMax Inc.	21,308	547
*	Hibbett Sports Inc.	13,684	537
*	RealReal Inc.	37,000	535
*	elf Beauty Inc.	29,114	535
	Hawaiian Holdings Inc.	41,483	535
*	Monarch Casino & Resort Inc.	11,887	530
*	1-800-Flowers.com Inc. Class A	21,198	529
	Franchise Group Inc.	20,378	517
	Buckle Inc.	24,717	504
*	Sportsman's Warehouse Holdings Inc.	35,095	502
*	Denny's Corp.	49,923	499
	Dave & Buster's Entertainment Inc.	32,200	488
*	Accel Entertainment Inc. Class A	45,284	485
*	America's Car-Mart Inc.	5,709	485
*	Quotient Technology Inc.	65,116	481
	BJ's Restaurants Inc.	16,148	475
	Levi Strauss & Co. Class A	34,347	460
	Matthews International Corp. Class A	19,842	444
*	American Axle & Manufacturing Holdings Inc.	75,896	438
^,*	GameStop Corp. Class A	42,600	435
*	Lions Gate Entertainment Corp. Class B	49,508	432
*	Stoneridge Inc.	23,341	429
	Meredith Corp.	32,625	428
*	GoPro Inc. Class A	93,976	426
	Guess? Inc.	36,211	421
	National Presto Industries Inc.	5,050	413
*	iHeartMedia Inc. Class A	49,759	404
*	American Public Education Inc.	14,286	403
	Viad Corp.	18,966	395
	Johnson Outdoors Inc. Class A	4,529	371
	Interface Inc. Class A	60,078	368
*	MSG Networks Inc.	38,047	364
	Children's Place Inc .	12,819	363
	Scholastic Corp.	17,275	363
*	G-III Apparel Group Ltd.	27,576	362

*	Nautilus Inc.	20,996	360
*	Cars.com Inc.	44,200	357
	Ruth's Hospitality Group Inc.	31,338	347
*	Revolve Group Inc.	20,700	340
*	Motorcar Parts of America Inc.	21,728	338
	Haverty Furniture Cos. Inc.	16,034	336
*	Universal Electronics Inc.	8,830	333
	Winmark Corp.	1,926	332
	Kimball International Inc. Class B	31,256	329
*	Central Garden & Pet Co.	8,140	325
	Carriage Services Inc. Class A	14,379	321
*	CarParts.com Inc.	29,616	320
	Twin River Worldwide Holdings Inc.	12,076	317
*	XPEL Inc.	12,093	315
*	Chuy's Holdings Inc.	15,928	312
*	Beazer Homes USA Inc.	22,577	298
*	Clean Energy Fuels Corp.	119,319	296
	Ethan Allen Interiors Inc.	21,722	294
	Designer Brands Inc. Class A	53,752	292
	Systemax Inc.	11,984	287
	Collectors Universe Inc.	5,764	285
*	Party City Holdco Inc.	107,000	278
*	Lindblad Expeditions Holdings Inc.	32,247	274
	Hooker Furniture Corp.	10,600	274
*	Genesco Inc.	12,465	269
^,*	Akoustis Technologies Inc.	32,901	268
	Entercom Communications Corp. Class A	166,700	268
*	Clear Channel Outdoor Holdings Inc.	265,400	265
	Shoe Carnival Inc.	7,865	264
*	El Pollo Loco Holdings Inc.	16,271	264
	A-Mark Precious Metals Inc.	7,716	260
	Citi Trends Inc.	10,254	256
*	Del Taco Restaurants Inc.	30,200	248
*	Red Robin Gourmet Burgers Inc.	18,700	246
*	Fiesta Restaurant Group Inc.	26,164	245
*	Liberty Media Corp -Liberty Braves	11,719	245
*	Fossil Group Inc.	42,400	243
*	Carrols Restaurant Group Inc.	37,000	239
*	Lovesac Co.	8,600	238
*	Casper Sleep Inc.	31,071	223
	Caleres Inc.	23,300	223
	Clarus Corp.	15,537	219
*	TravelCenters of America Inc.	11,200	219
*	Green Brick Partners Inc.	13,504	217
*	Cooper-Standard Holdings Inc.	16,300	215
*	Tenneco Inc. Class A	30,200	210
*	MasterCraft Boat Holdings Inc.	11,800	206
*	Golden Entertainment Inc.	13,829	191
*	Noodles & Co.	27,098	186
	Superior Group of Cos. Inc.	8,001	186
*	Liquidity Services Inc.	24,357	182
*	Boston Omaha Corp. Class A	11,295	181
^	AMC Entertainment Holdings Inc. Class A	38,300	180
*	Houghton Mifflin Harcourt Co.	103,100	178
*	Daily Journal Corp.	718	174
	National CineMedia Inc.	63,500	172
	Marcus Corp.	22,280	172

	RCI Hospitality Holdings Inc.	7,914	161
*	Century Casinos Inc.	27,263	149
*	Turtle Beach Corp.	7,983	145
	Cato Corp. Class A	18,491	145
*	American Outdoor Brands Inc.	11,061	144
	Nathan's Famous Inc.	2,809	144
*	Biglari Holdings Inc. Class B	1,592	142
*	Aspen Group Inc.	12,570	140
	Rocky Brands Inc.	5,601	139
*	OneWater Marine Inc. Class A	6,600	135
	Movado Group Inc.	13,282	132
	Gannett Co. Inc.	96,200	125
*	Universal Technical Institute Inc.	24,531	125
*	Regis Corp.	20,143	124
	Chico's FAS Inc.	126,565	123
^,*	Blink Charging Co.	11,833	122
	Entravision Communications Corp. Class A	74,703	114
*	Container Store Group Inc.	16,961	105
	Marine Products Corp.	6,508	102
^,*	Hertz Global Holdings Inc.	86,292	96
*	Lakeland Industries Inc.	4,633	92
	Saga Communications Inc. Class A	4,438	88
	Weyco Group Inc.	4,901	79
	Escalade Inc.	4,321	79
*	Delta Apparel Inc.	5,328	76
	Dillard's Inc. Class A	2,001	73
*	ZAGG Inc.	26,018	73
	Tilly's Inc. Class A	11,657	70
	Acme United Corp.	2,909	67
	Strattec Security Corp.	3,216	64
*	J Alexander's Holdings Inc.	12,226	64
	Tribune Publishing Co.	4,915	57
	Educational Development Corp.	3,375	57
	Flexsteel Industries Inc.	2,330	56
*	Leaf Group Ltd.	9,644	48
*	New Home Co. Inc.	8,756	48
	Lifetime Brands Inc.	4,913	46
*	Zovio Inc. Class A	11,435	46
	Big 5 Sporting Goods Corp.	5,818	44
	Townsquare Media Inc. Class A	9,269	43
*	Fluent Inc.	16,860	42
*	Marchex Inc. Class B	18,637	40
	Hamilton Beach Brands Holding Co. Class A	1,820	35
	BBX Capital Corp. Class A	2,615	35
*	Gaia Inc.	3,502	34
*	Urban One Inc.	28,868	34
*	Express Inc.	55,300	34
^,*	Revlon Inc. Class A	5,042	32
*	Red Lion Hotels Corp.	13,715	30
*	Luby's Inc.	10,198	29
*	FlexShopper Inc.	16,024	28
*	Potbelly Corp.	6,980	26
*	Travelzoo	3,978	26
*	VistaGen Therapeutics Inc.	36,379	25
	Wayside Technology Group Inc.	1,052	24
*	Conn's Inc.	2,193	23
	A H Belo Corp. Class A	16,371	23

*	VOXX International Corp.	2,911	22
^,*	SRAX Inc. Class A	7,476	22
	iMedia Brands Inc.	3,665	21
*	Corsair Gaming Inc.	1,028	21
*	MDC Partners Inc. Class A	12,687	20
*	Full House Resorts Inc.	9,186	18
*	Kewaunee Scientific Corp.	1,646	15
*	Kura Sushi USA Inc. Class A	946	12
*	ONE Group Hospitality Inc.	4,720	9
*	FAT Brands Inc.	1,492	8
*	Emerson Radio Corp.	10,209	7
	Beasley Broadcast Group Inc. Class A	5,320	7
*	Destination XL Group Inc.	24,679	6
*	LiveXLive Media Inc.	2,448	6
*	Unique Fabricating Inc.	1,793	6
*	BBQ Holdings Inc.	1,407	5
*	Drive Shack Inc.	4,011	5
^	Sequential Brands Group Inc.	966	4
*	Lee Enterprises Inc.	5,251	4
*	Chicken Soup For The Soul Entertainment Inc.	296	4
*	Build-A-Bear Workshop Inc.	1,327	3
*	Live Ventures Inc.	372	3
^	JAKKS Pacific Inc.	779	3
*	Good Times Restaurants Inc.	1,675	2
*	Zedge Inc. Class B	1,513	2
*	J Jill Inc.	3,274	2
	Salem Media Group Inc.	1,621	2
*	Reading International Inc. Class A	444	1
*	HyreCar Inc.	143	—
*	Charles & Colvard Ltd.	295	—
	RumbleON Inc. Class B	7	—
			4,556,481
Consumer Staples (3.3%)
	Procter & Gamble Co.	2,075,815	288,518
	PepsiCo Inc.	1,155,793	160,193
	Coca-Cola Co.	3,225,575	159,247
	Philip Morris International Inc.	1,299,648	97,461
	Mondelez International Inc. Class A	1,194,504	68,624
	CVS Health Corp.	1,094,674	63,929
	Altria Group Inc.	1,550,272	59,903
	Colgate-Palmolive Co.	716,907	55,309
	Kimberly-Clark Corp.	284,930	42,073
	General Mills Inc.	506,337	31,231
	Constellation Brands Inc. Class A	132,833	25,173
	Sysco Corp.	403,302	25,093
*	Monster Beverage Corp.	309,868	24,851
	Clorox Co.	105,410	22,154
	Walgreens Boots Alliance Inc.	615,238	22,099
	Archer-Daniels-Midland Co.	465,553	21,644
	Kroger Co.	616,872	20,918
	McCormick & Co. Inc.	103,869	20,161
	McKesson Corp.	135,258	20,144
	Brown-Forman Corp. Class B	257,899	19,425
	Church & Dwight Co. Inc.	206,653	19,365
	Corteva Inc.	623,042	17,950
	Hershey Co.	122,952	17,624
	Kraft Heinz Co.	566,430	16,965

	Tyson Foods Inc. Class A	243,515	14,484
	Conagra Brands Inc.	388,445	13,871
	Kellogg Co.	213,799	13,809
	AmerisourceBergen Corp. Class A	118,782	11,512
	Hormel Foods Corp.	225,058	11,003
	J M Smucker Co.	90,454	10,449
	Keurig Dr Pepper Inc.	358,671	9,899
	Lamb Weston Holdings Inc.	121,996	8,085
	Campbell Soup Co.	164,958	7,979
*	Boston Beer Co. Inc. Class A	7,472	6,600
*	Beyond Meat Inc.	39,144	6,500
	Casey's General Stores Inc.	30,691	5,452
	Bunge Ltd.	110,307	5,041
	Molson Coors Beverage Co. Class B	149,841	5,029
*	Darling Ingredients Inc.	134,931	4,862
*	Post Holdings Inc.	52,680	4,530
*	Herbalife Nutrition Ltd.	91,840	4,284
*	Helen of Troy Ltd.	21,327	4,127
	Ingredion Inc.	52,825	3,998
*	Performance Food Group Co.	112,828	3,906
	Flowers Foods Inc.	152,676	3,715
*	Freshpet Inc.	33,009	3,685
*	US Foods Holding Corp.	164,795	3,662
	Lancaster Colony Corp.	15,851	2,834
*	Grocery Outlet Holding Corp.	68,960	2,711
	WD-40 Co.	12,217	2,313
*	Hain Celestial Group Inc.	67,291	2,308
	Nu Skin Enterprises Inc. Class A	43,698	2,189
*	Sprouts Farmers Market Inc.	101,034	2,115
	Sanderson Farms Inc.	17,303	2,041
	Energizer Holdings Inc.	51,656	2,022
*	TreeHouse Foods Inc.	49,830	2,020
	Primo Water Corp.	125,912	1,788
	J&J Snack Foods Corp.	12,413	1,619
	Medifast Inc.	9,784	1,609
*	Simply Good Foods Co.	71,389	1,574
	B&G Foods Inc.	54,082	1,502
*	Hostess Brands Inc. Class A	108,285	1,335
	Reynolds Consumer Products Inc.	43,004	1,317
*	Edgewell Personal Care Co.	46,628	1,300
*	Cal-Maine Foods Inc.	29,710	1,140
	Core-Mark Holding Co. Inc.	37,520	1,085
	Coca-Cola Consolidated Inc.	4,375	1,053
	Vector Group Ltd.	101,595	984
	Universal Corp.	22,258	932
*	USANA Health Sciences Inc.	10,661	785
	Weis Markets Inc.	15,389	739
*	United Natural Foods Inc.	49,540	737
	Calavo Growers Inc.	11,070	734
*	BellRing Brands Inc. Class A	34,059	706
	Utz Brands Inc.	38,900	696
^,*	National Beverage Corp.	10,152	690
*	Pilgrim's Pride Corp.	45,429	680
	John B Sanfilippo & Son Inc.	8,117	612
	Beam Therapeutics Inc.	23,211	571
*	Celsius Holdings Inc.	24,025	546
	Andersons Inc.	28,277	542

	PetMed Express Inc.	17,072	540
	Seaboard Corp.	187	530
	Fresh Del Monte Produce Inc.	23,144	530
	SpartanNash Co.	31,740	519
	Ingles Markets Inc. Class A	13,612	518
*	GrowGeneration Corp.	29,800	476
^,*	Rite Aid Corp.	50,098	475
	MGP Ingredients Inc.	11,836	470
*	Chefs' Warehouse Inc.	27,717	403
	Tootsie Roll Industries Inc.	12,137	375
*	Whole Earth Brands Inc.	37,141	310
	Turning Point Brands Inc.	10,800	301
	ACCO Brands Corp.	50,391	292
*	Seneca Foods Corp. Class A	6,515	233
	Limoneira Co.	15,369	220
*	Craft Brew Alliance Inc.	13,144	217
*	Landec Corp.	22,177	216
	Village Super Market Inc. Class A	7,208	177
^,*	HF Foods Group Inc.	25,551	169
	Oil-Dri Corp. of America	3,586	128
*	AquaBounty Technologies Inc.	23,878	107
*	Lifevantage Corp.	7,767	94
	Natural Grocers by Vitamin Cottage Inc.	9,195	91
*	Blue Apron Holdings Inc. Class A	11,305	81
*	Nature's Sunshine Products Inc.	6,506	75
*	Veru Inc.	27,777	73
	Alico Inc.	2,443	70
^,*	NewAge Inc.	39,754	69
*	Farmer Bros Co.	15,114	67
^,*	22nd Century Group Inc.	102,339	66
	Vital Farms Inc.	1,599	65
*	Greenlane Holdings Inc. Class A	15,421	35
*	Lifeway Foods Inc.	6,292	32
*	Alkaline Water Co. Inc.	17,626	22
	Laird Superfood Inc.	387	18
*	Natural Alternatives International Inc.	2,268	17
*	Reed's Inc.	17,454	16
*	Coffee Holding Co. Inc.	3,987	14
*	Willamette Valley Vineyards I nc.	1,146	7
	Rocky Mountain Chocolate Factory Inc.	2,502	7
*	Youngevity International Inc.	5,128	3
*	RiceBran Technologies	3,756	2
	Mannatech Inc.	34	1
			1,540,496
Energy (1.2%)
	Exxon Mobil Corp.	3,536,309	121,401
	Chevron Corp.	1,562,374	112,491
	ConocoPhillips	899,320	29,534
	Williams Cos. Inc.	1,015,605	19,957
	Kinder Morgan Inc.	1,599,132	19,717
	Phillips 66	366,377	18,993
	Schlumberger Ltd.	1,175,108	18,285
	EOG Resources Inc.	488,161	17,544
	Marathon Petroleum Corp.	541,194	15,879
	Valero Energy Corp.	338,047	14,644
	Pioneer Natural Resources Co.	136,491	11,737
	ONEOK Inc.	368,872	9,583

	Hess Corp.	232,848	9,530
*	Cheniere Energy Inc.	191,160	8,845
	Halliburton Co.	655,621	7,900
*	Enphase Energy Inc.	94,835	7,832
	Occidental Petroleum Corp.	770,156	7,709
	Concho Resources Inc.	164,521	7,259
	Baker Hughes Co. Class A	529,069	7,031
	Cabot Oil & Gas Corp.	336,851	5,848
*	First Solar Inc.	71,011	4,701
*	Plug Power Inc.	336,779	4,516
	Diamondback Energy Inc.	134,733	4,058
	Noble Energy Inc.	416,307	3,559
	Devon Energy Corp.	336,319	3,182
	Apache Corp.	324,619	3,074
	National Oilwell Varco Inc.	332,200	3,010
	Equitrans Midstream Corp.	346,817	2,934
	EQT Corp.	218,474	2,825
	Marathon Oil Corp.	686,611	2,808
	Targa Resources Corp.	187,408	2,629
	New Fortress Energy Inc.	57,639	2,537
	HollyFrontier Corp.	124,657	2,457
	Parsley Energy Inc. Class A	262,253	2,455
	Cimarex Energy Co.	82,937	2,018
	Arcosa Inc.	40,354	1,779
	Ovintiv Inc.	213,000	1,738
*	WPX Energy Inc.	354,114	1,735
*	Renewable Energy Group Inc.	31,214	1,667
	Antero Midstream Corp.	274,647	1,475
	Helmerich & Payne Inc.	91,258	1,337
*	ChampionX Corp.	163,617	1,307
*	Southwestern Energy Co.	507,426	1,192
	Range Resources Corp.	177,000	1,172
	Murphy Oil Corp.	124,783	1,113
*	PDC Energy Inc.	87,371	1,083
*	CNX Resources Corp.	113,242	1,069
	World Fuel Services Corp.	48,882	1,036
^,*	SunPower Corp.	70,936	887
	Cactus Inc.	45,733	878
*	TPI Composites Inc.	27,116	785
	Archrock Inc.	143,502	772
*	Dril-Quip Inc.	30,657	759
	Delek US Holdings Inc.	61,349	683
*	Matador Resources Co.	81,700	675
	Warrior Met Coal Inc.	36,015	615
	Core Laboratories NV	40,300	615
*	Magnolia Oil & Gas Corp. Class A	107,710	557
	Arch Coal Inc. Class A	12,992	552
*	Ameresco Inc. Class A	16,394	548
	Bristow Group Inc.	25,718	546
	Continental Resources Inc.	42,047	516
*	Antero Resources Corp.	176,800	486
^,*	FuelCell Energy Inc.	224,602	481
*	NOW Inc.	103,188	468
	Liberty Oilfield Services Inc. Class A	57,800	462
	PBF Energy Inc. Class A	80,760	460
^,*	Transocean Ltd.	568,140	458
	DMC Global Inc	11,157	368

*	MRC Global Inc.	80,900	346
	CVR Energy Inc.	27,000	334
*	REX American Resources Corp.	5,013	329
*	Green Plains Inc.	21,200	328
*	Tidewater Inc.	45,400	305
	Patterson-UTI Energy Inc.	106,500	304
*	Bonanza Creek Energy Inc.	16,011	301
*	Select Energy Services Inc. Class A	72,205	277
	Brigham Minerals Inc. Class A	30,671	274
	SunCoke Energy Inc.	75,864	259
*	Par Pacific Holdings Inc.	36,939	250
*	American Superconductor Corp.	17,108	248
*	Oceaneering International Inc.	66,600	234
*	Pacific Ethanol Inc.	31,856	233
	Berry Corp.	68,200	216
*	Helix Energy Solutions Group Inc.	87,500	211
*	Matrix Service Co.	24,881	208
*	ProPetro Holding Corp.	49,200	200
	NexTier Oilfield Solutions Inc.	99,300	184
	Solaris Oilfield Infrastructure Inc. Class A	28,947	184
^	Northern Oil and Gas Inc.	25,774	148
	Peabody Energy Corp.	58,700	135
*	W&T Offshore Inc.	74,445	134
	QEP Resources Inc.	144,000	130
^,*	Tellurian Inc.	160,000	127
	SM Energy Co.	79,100	126
	Nabors Industries Ltd.	5,100	125
^	Callon Petroleum Co.	23,960	115
*	Trecora Resources	18,356	113
*	Contango Oil & Gas Co.	76,990	103
*	Oil States International Inc.	36,200	99
*	Centennial Resource Development Inc. Class A	150,400	91
^,*	Oasis Petroleum Inc.	277,100	78
*	Goodrich Petroleum Corp.	9,501	73
*	Centrus Energy Corp. Class A	8,083	68
*	Gulfport Energy Corp.	112,400	59
	NACCO Industries Inc. Class A	2,823	51
	Falcon Minerals Corp.	20,945	51
	Evolution Petroleum Corp.	20,558	46
*	VAALCO Energy Inc.	44,869	45
*	Natural Gas Services Group Inc.	5,139	43
*	Forum Energy Technologies Inc.	75,240	41
*	RPC Inc.	13,416	35
*	MIND Technology Inc.	16,294	34
*	Geospace Technologies Corp.	5,246	32
	Adams Resources & Energy Inc.	1,461	29
^	Amplify Energy Corp.	31,443	27
*	SilverBow Resources Inc.	6,268	25
*	Gulf Island Fabrication Inc.	7,334	23
	Capstone Turbine Corp.	4,635	22
*	Mammoth Energy Services Inc.	13,670	22
	KLX Energy Services Holdings Inc.	4,751	20
*	Montage Resources Corp.	4,250	19
*	Nine Energy Service Inc.	16,307	18
*	HighPoint Resources Corp.	72,833	17
*	Ranger Energy Services Inc.	5,868	15
*	ION Geophysical Corp.	9,097	14

*	Abraxas Petroleum Corp.	91,412	13
*	Flotek Industries Inc.	3,800	10
*	Ramaco Resources Inc.	2,725	10
*	US Well Services Inc.	33,133	9
*	SandRidge Energy Inc.	5,316	9
^	FTS International Inc.	2,169	7
*	Torchlight Energy Resources Inc.	25,734	7
*,§	Seventy Seven Energy Inc.	42,434	5
	Altus Midstream Co. Class A	325	4
*	Orbital Energy Group Inc.	5,053	3
	Hallador Energy Co.	4,036	3
*	Superior Drilling Products Inc.	4,188	2
*	Profire Energy Inc.	1,221	1
*	Aemetis Inc.	269	1
*	Ring Energy Inc.	1,043	1
*	Tidewater Inc. Series A Warrants Exp. 12/31/2049	535	—
*	Tidewater Inc. Series B Warrants Exp. 12/31/2049	579	—
^,*	Whiting Petroleum Corp Series A Warrants Exp. 09/01/2024	1	—
*,§	Harvest Natural Resources Inc.	20,906	—
			556,419
Financials (5.8%)
*	Berkshire Hathaway Inc. Class B	1,485,045	316,225
	JPMorgan Chase & Co.	2,544,038	244,915
	Bank of America Corp.	6,496,757	156,507
	Wells Fargo & Co.	3,262,059	76,691
	Citigroup Inc.	1,734,440	74,772
	S&P Global Inc.	200,996	72,479
	BlackRock Inc.	121,230	68,319
	Goldman Sachs Group Inc.	286,895	57,657
	CME Group Inc.	299,249	50,067
	Marsh & McLennan Cos. Inc.	423,181	48,539
	Morgan Stanley	986,543	47,699
	Progressive Corp.	490,347	46,421
	Intercontinental Exchange Inc.	453,020	45,325
	Truist Financial Corp.	1,127,794	42,913
	US Bancorp	1,131,641	40,569
	Aon plc Class A	193,422	39,903
	PNC Financial Services Group Inc.	351,945	38,682
	Moody's Corp.	132,863	38,510
	Chubb Ltd.	321,549	37,338
	Charles Schwab Corp.	971,418	35,194
‡	Vanguard Total Bond Market ETF	375,384	33,116
	Blackstone Group LP Class A	561,537	29,312
*	Berkshire Hathaway Inc. Class A	79	25,280
	Allstate Corp.	261,370	24,605
	MSCI Inc. Class A	66,350	23,672
	IHS Markit Ltd.	299,365	23,503
	T. Rowe Price Group Inc.	180,854	23,189
	Bank of New York Mellon Corp.	666,295	22,881
	Travelers Cos. Inc.	211,037	22,832
	Willis Towers Watson plc	107,782	22,507
	MetLife Inc.	569,054	21,152
	Prudential Financial Inc.	327,754	20,819
	Aflac Inc.	568,037	20,648
	American International Group Inc.	718,726	19,787
	Arthur J Gallagher & Co.	158,336	16,717
	State Street Corp.	280,603	16,648

First Republic Bank	143,680	15,670
Ameriprise Financial Inc.	99,792	15,379
KKR & Co. Inc.	447,306	15,360
Discover Financial Services	257,463	14,876
MarketAxess Holdings Inc.	30,360	14,621
Northern Trust Corp.	166,305	12,967
Fifth Third Bancorp	595,535	12,697
Broadridge Financial Solutions Inc.	96,035	12,677
Nasdaq Inc.	96,567	11,850
Hartford Financial Services Group Inc.	299,294	11,032
* Markel Corp.	10,996	10,707
FactSet Research Systems Inc.	31,744	10,630
* SVB Financial Group	42,880	10,318
Cincinnati Financial Corp.	127,866	9,970
KeyCorp	815,710	9,731
* Arch Capital Group Ltd.	325,194	9,512
M&T Bank Corp.	101,545	9,351
E*TRADE Financial Corp.	186,739	9,346
Principal Financial Group Inc.	230,116	9,267
Regions Financial Corp.	803,504	9,264
Citizens Financial Group Inc.	356,666	9,017
Brown & Brown Inc.	198,520	8,987
TD Ameritrade Holding Corp.	226,273	8,859
Annaly Capital Management Inc.	1,161,713	8,271
Ally Financial Inc.	316,158	7,926
Cboe Global Markets Inc.	89,723	7,872
Apollo Global Management LLC	173,438	7,761
Huntington Bancshares Inc.	839,105	7,695
Raymond James Financial Inc.	104,241	7,585
RenaissanceRe Holdings Ltd.	42,596	7,230
Fidelity National Financial Inc.	229,327	7,180
Loews Corp.	203,454	7,070
W R Berkley Corp.	111,812	6,837
AGNC Investment Corp.	475,373	6,612
Everest Re Group Ltd.	33,304	6,579
Globe Life Inc.	81,253	6,492
Equitable Holdings Inc.	342,490	6,247
Assurant Inc.	50,328	6,105
Alleghany Corp.	11,544	6,008
SEI Investments Co.	110,098	5,584
Reinsurance Group of America Inc.	55,475	5,281
Voya Financial Inc.	107,958	5,174
* Athene Holding Ltd. Class A	151,743	5,171
LPL Financial Holdings Inc.	67,251	5,156
Lincoln National Corp.	151,212	4,737
Commerce Bancshares Inc.	82,570	4,648
Franklin Resources Inc.	226,498	4,609
Erie Indemnity Co. Class A	21,524	4,526
First Horizon National Corp.	476,856	4,497
First American Financial Corp.	87,276	4,443
Comerica Inc.	115,089	4,402
Invesco Ltd.	378,600	4,320
American Financial Group Inc.	61,046	4,089
Zions Bancorp NA	133,644	3,905
East West Bancorp Inc.	118,393	3,876
Prosperity Bancshares Inc.	72,495	3,757
Tradeweb Markets Inc. Class A	64,709	3,753

	Ares Management Corp. Class A	91,316	3,691
	Primerica Inc.	32,442	3,670
	Carlyle Group Inc.	146,568	3,616
	People's United Financial Inc.	348,237	3,590
	Signature Bank	43,139	3,580
	Eaton Vance Corp.	93,653	3,573
	Kemper Corp.	52,694	3,522
	Old Republic International Corp.	238,820	3,520
	Kinsale Capital Group Inc.	18,248	3,470
	Starwood Property Trust Inc.	227,443	3,432
	Essent Group Ltd.	88,286	3,267
*	Vertiv Holdings Co. Class A	181,300	3,140
	New York Community Bancorp Inc.	367,032	3,035
	RLI Corp.	35,912	3,007
	First Financial Bankshares Inc.	107,548	3,002
	Interactive Brokers Group Inc.	61,481	2,971
	TCF Financial Corp.	126,845	2,963
	Cullen/Frost Bankers Inc.	45,792	2,928
	South State Corp.	60,613	2,919
	Morningstar Inc.	17,842	2,866
	Jefferies Financial Group Inc.	157,221	2,830
	Stifel Financial Corp.	54,678	2,765
^,*	Credit Acceptance Corp.	8,102	2,744
	New Residential Investment Corp.	343,965	2,735
	Janus Henderson Group plc	125,310	2,722
	Lazard Ltd. Class A	82,207	2,717
	Axis Capital Holdings Ltd.	61,543	2,710
	Affiliated Managers Group Inc.	38,612	2,640
	Hanover Insurance Group Inc.	28,100	2,618
	Blackstone Mortgage Trust Inc. Class A	119,033	2,615
*	Cannae Holdings Inc.	69,696	2,597
	Popular Inc.	71,598	2,597
	Selective Insurance Group Inc.	49,979	2,573
	Unum Group	152,845	2,572
	MGIC Investment Corp.	280,188	2,482
	SLM Corp.	305,251	2,469
	Synovus Financial Corp.	115,523	2,446
	Glacier Bancorp Inc.	75,873	2,432
	Houlihan Lokey Inc. Class A	41,095	2,427
	Western Alliance Bancorp	76,254	2,411
	Radian Group Inc.	160,289	2,342
	Pinnacle Financial Partners Inc.	64,819	2,307
	Community Bank System Inc.	41,678	2,270
	Valley National Bancorp	330,107	2,261
	United Bankshares Inc.	105,043	2,255
	Bank OZK	103,793	2,213
	Umpqua Holdings Corp.	205,042	2,178
	PennyMac Financial Services Inc.	35,587	2,068
	Wintrust Financial Corp.	50,937	2,040
	Home BancShares Inc./AR	133,628	2,026
	Spectrum Brands Holdings Inc	35,335	2,020
	White Mountains Insurance Group Ltd.	2,567	2,000
*	LendingTree Inc.	6,505	1,996
	OneMain Holdings Inc	63,680	1,990
	FirstCash Inc.	34,196	1,956
*	Trupanion Inc.	24,740	1,952
*	Brighthouse Financial Inc.	72,513	1,951

	Webster Financial Corp.	72,907	1,925
	Evercore Inc. Class A	29,259	1,915
*	Palomar Holdings Inc.	18,357	1,914
	Virtu Financial Inc. Class A	81,981	1,886
	National General Holdings Corp.	55,728	1,881
	UMB Financial Corp.	37,641	1,845
	Old National Bancorp	145,202	1,824
	CVB Financial Corp.	108,866	1,810
	Artisan Partners Asset Management Inc. Class A	46,193	1,801
	Sterling Bancorp	170,208	1,791
	CNO Financial Group Inc.	111,511	1,789
	FNB Corp./PA	260,858	1,769
	Federated Hermes Inc. Class B	81,613	1,755
	American Equity Investment Life Holding Co.	79,539	1,749
^,*	Open Lending Corp. Class A	67,068	1,710
	BancorpSouth Bank	87,737	1,700
^,*	Rocket Cos. Inc. Class A	85,300	1,700
*	eHealth Inc.	21,415	1,692
	Bank of Hawaii Corp.	33,438	1,689
	PacWest Bancorp	98,389	1,680
*,1	API Group Corp.	117,202	1,668
	BankUnited Inc.	75,989	1,665
	First Hawaiian Inc.	113,638	1,644
	Associated Banc-Corp	127,160	1,605
	Hamilton Lane Inc. Class A	24,413	1,577
	Atlantic Union Bankshares Corp.	72,312	1,545
*	Genworth Financial Inc. Class A	458,388	1,536
	Independent Bank Corp.	29,051	1,522
*	PRA Group Inc.	37,948	1,516
	Moelis & Co. Class A	42,176	1,482
	Pacific Premier Bancorp Inc.	73,026	1,471
	Investors Bancorp Inc.	199,088	1,445
	PennyMac Mortgage Investment Trust	89,216	1,434
	Hancock Whitney Corp.	75,729	1,424
	CIT Group Inc.	80,087	1,418
	Washington Federal Inc.	67,787	1,414
*	Enstar Group Ltd.	8,741	1,412
	Cathay General Bancorp	64,473	1,398
	Columbia Banking System Inc.	58,142	1,387
	Fulton Financial Corp.	148,436	1,385
*	Mr Cooper Group Inc.	61,445	1,371
*	Texas Capital Bancshares Inc.	43,874	1,366
	Chimera Investment Corp.	164,331	1,348
	Assured Guaranty Ltd.	62,463	1,342
	Independent Bank Group Inc.	30,229	1,336
	Simmons First National Corp. Class A	83,566	1,325
	Ameris Bancorp	57,732	1,315
	Walker & Dunlop Inc.	24,570	1,302
	ServisFirst Bancshares Inc.	38,177	1,299
	Two Harbors Investment Corp.	254,459	1,295
*	NMI Holdings Inc. Class A	71,996	1,282
	BOK Financial Corp.	24,714	1,273
	First Interstate BancSystem Inc. Class A	38,906	1,239
	Navient Corp.	145,948	1,233
	WSFS Financial Corp.	45,539	1,228
	Horace Mann Educators Corp.	36,716	1,226
	WesBanco Inc.	56,556	1,208

Hilltop Holdings Inc.	58,362	1,201
Cohen & Steers Inc.	21,535	1,200
International Bancshares Corp.	45,546	1,187
First Merchants Corp.	50,457	1,169
United Community Banks Inc.	68,252	1,156
Westamerica BanCorp	20,952	1,139
Broadmark Realty Capital Inc.	115,213	1,136
First Midwest Bancorp Inc.	104,803	1,130
James River Group Holdings Ltd.	24,986	1,113
MFA Financial Inc.	413,056	1,107
Arbor Realty Trust Inc.	95,763	1,098
Trustmark Corp.	51,244	1,097
Flagstar Bancorp Inc.	36,508	1,082
Goosehead Insurance Inc. Class A	12,182	1,055
Renasant Corp.	46,285	1,052
Banner Corp.	32,303	1,042
Capitol Federal Financial Inc.	111,812	1,036
* Axos Financial Inc.	44,363	1,034
Heartland Financial USA Inc.	34,230	1,027
Stewart Information Services Corp.	23,120	1,011
PJT Partners Inc.	16,627	1,008
Mercury General Corp.	23,981	992
First BanCorp	187,677	980
AMERISAFE Inc.	16,825	965
* Encore Capital Group Inc.	24,784	956
First Financial Bancorp	78,497	942
Piper Sandler Cos.	12,800	934
Apollo Commercial Real Estate Finance Inc.	102,700	925
NBT Bancorp Inc.	34,151	916
Park National Corp.	11,101	910
Towne Bank	55,144	904
* Focus Financial Partners Inc. Class A	27,170	891
Safety Insurance Group Inc.	12,882	890
Lakeland Financial Corp.	21,465	884
Northwest Bancshares Inc.	95,807	881
* eXp World Holdings Inc.	21,745	877
Virtus Investment Partners Inc.	6,311	875
Hope Bancorp Inc.	114,205	866
Nelnet Inc. Class A	14,371	866
Cadence BanCorp Class A	99,300	853
Santander Consumer USA Holdings Inc.	46,622	848
Argo Group International Holdings Ltd.	24,500	844
ProAssurance Corp.	51,958	813
First Citizens BancShares Inc. Class A	2,421	772
First Commonwealth Financial Corp.	99,253	768
* StoneX Group Inc.	14,974	766
Veritex Holdings Inc.	44,877	764
Waddell & Reed Financial Inc. Class A	50,674	753
* Seacoast Banking Corp. of Florida	41,404	747
New York Mortgage Trust Inc.	289,271	738
Provident Financial Services Inc.	59,830	730
National Bank Holdings Corp. Class A	27,571	724
Eagle Bancorp Inc.	26,956	722
Employers Holdings Inc.	23,775	719
First Busey Corp.	44,167	702
Redwood Trust Inc.	93,146	700
Great Western Bancorp Inc.	55,441	690

	Ladder Capital Corp. Class A	95,925	683
*	Triumph Bancorp Inc.	21,821	680
	Sandy Spring Bancorp Inc.	29,363	678
	Tompkins Financial Corp.	11,876	675
	S&T Bancorp Inc.	38,132	675
	Southside Bancshares Inc.	27,595	674
	Brightsphere Investment Group Inc.	52,132	673
	Brookline Bancorp Inc.	76,996	666
	City Holding Co.	11,542	665
	Live Oak Bancshares Inc.	25,851	655
	BancFirst Corp.	15,884	649
	OceanFirst Financial Corp.	47,292	647
*	BRP Group Inc. Class A	25,763	642
	BGC Partners Inc. Class A	266,472	640
	Enterprise Financial Services Corp.	23,255	634
	First Bancorp	30,175	632
	iStar Inc.	53,353	630
	FB Financial Corp.	23,733	596
	HomeStreet Inc.	23,088	595
	OFG Bancorp	47,383	590
	Heritage Financial Corp.	31,999	588
	Meta Financial Group Inc.	30,553	587
	ARMOUR Residential REIT Inc.	57,425	546
	Capstead Mortgage Corp.	96,616	543
	Premier Financial Corp.	34,686	540
	Meridian Bancorp Inc.	52,056	539
	TFS Financial Corp.	36,206	532
*	Ambac Financial Group Inc.	41,421	529
	TrustCo Bank Corp. NY	100,828	526
	Bryn Mawr Bank Corp.	20,671	514
	TriCo Bancshares	20,965	513
	Kearny Financial Corp.	69,617	502
*	GoHealth Inc. Class A	38,250	498
	American National Group Inc.	7,321	494
	Banc of California Inc.	48,620	492
	Stock Yards Bancorp Inc.	13,992	476
^,*	Lemonade Inc.	9,501	472
	QCR Holdings Inc.	16,992	466
	Berkshire Hills Bancorp Inc.	45,401	459
	Lakeland Bancorp Inc.	46,124	459
	ConnectOne Bancorp Inc.	32,319	455
	First Foundation Inc.	34,444	450
	Allegiance Bancshares Inc.	19,113	447
*	Third Point Reinsurance Ltd.	64,165	446
*	Watford Holdings Ltd.	19,317	443
	Northfield Bancorp Inc.	48,333	441
*	Bancorp Inc.	50,863	439
	TPG RE Finance Trust Inc.	51,600	437
	Boston Private Financial Holdings Inc.	78,736	435
^	Invesco Mortgage Capital Inc.	159,408	432
	United Fire Group Inc.	21,234	431
	German American Bancorp Inc.	15,863	431
*	World Acceptance Corp.	4,032	426
	FBL Financial Group Inc. Class A	8,721	420
	Origin Bancorp Inc.	19,150	409
	Heritage Commerce Corp.	60,971	406
	Central Pacific Financial Corp.	29,857	405

* Nicolet Bankshares Inc.	7,201	393
Cowen Inc. Class A	24,160	393
Camden National Corp.	12,984	392
National Western Life Group Inc. Class A	2,144	392
* StepStone Group Inc. Class A	14,484	385
B Riley Financial Inc.	15,294	383
Washington Trust Bancorp Inc.	12,408	380
WisdomTree Investments Inc.	118,321	379
* LendingClub Corp.	79,742	376
Peoples Bancorp Inc.	19,661	375
Universal Insurance Holdings Inc.	27,082	375
Univest Financial Corp.	25,927	373
Bank First Corp.	6,300	370
Dime Community Bancshares Inc.	32,379	366
Horizon Bancorp Inc.	36,147	365
First Bancshares Inc.	16,891	354
KKR Real Estate Finance Trust Inc.	21,141	349
First Financial Corp.	11,121	349
Dynex Capital Inc.	22,923	349
Ready Capital Corp.	30,814	345
* Assetmark Financial Holdings Inc.	15,755	343
Bank of Marin Bancorp	11,775	341
First of Long Island Corp.	22,884	339
Republic Bancorp Inc. Class A	11,932	336
Federal Agricultural Mortgage Corp. Class C	5,247	334
Preferred Bank	10,231	329
* CrossFirst Bankshares Inc.	37,503	326
Great Southern Bancorp Inc.	8,882	322
CBTX Inc.	19,652	321
Community Trust Bancorp Inc.	11,278	319
Farmers National Banc Corp.	29,143	318
HCI Group Inc.	6,410	316
* Customers Bancorp Inc.	27,711	310
Peapack-Gladstone Financial Corp.	19,698	298
* Columbia Financial Inc.	26,813	298
* Enova International Inc.	18,141	297
* TriState Capital Holdings Inc.	22,326	296
Independent Bank Corp.	23,360	294
Granite Point Mortgage Trust Inc.	40,300	286
Byline Bancorp Inc.	24,690	279
First Community Bankshares Inc.	15,146	273
Midland States Bancorp Inc.	21,164	272
Bar Harbor Bankshares	13,006	267
Orchid Island Capital Inc.	52,315	262
Merchants Bancorp	13,172	260
* International Money Express Inc.	18,000	259
American National Bankshares Inc.	12,302	257
Arrow Financial Corp.	10,001	251
State Auto Financial Corp.	18,211	251
Waterstone Financial Inc.	16,159	250
Cherry Hill Mortgage Investment Corp.	27,465	247
Hanmi Financial Corp.	29,756	244
Bridge Bancorp Inc.	13,560	236
* Bridgewater Bancshares Inc.	24,367	231
Victory Capital Holdings Inc. Class A	13,660	231
Heritage Insurance Holdings Inc.	22,366	226
* Silvergate Capital Corp. Class A	15,700	226

1st Source Corp.	7,323	226
Ellington Financial Inc.	18,100	222
Diamond Hill Investment Group Inc.	1,751	221
ChoiceOne Financial Services Inc.	8,370	218
First Mid Bancshares Inc.	8,667	216
Mercantile Bank Corp.	11,852	214
* Oportun Financial Corp.	18,084	213
* EZCORP Inc. Class A	41,670	210
* MBIA Inc.	33,738	204
RBB Bancorp	18,000	204
Ellington Residential Mortgage REIT	18,173	202
Cambridge Bancorp	3,671	195
* Atlantic Capital Bancshares Inc.	17,184	195
Business First Bancshares Inc.	12,976	195
MidWestOne Financial Group Inc.	10,700	191
First Internet Bancorp	12,720	187
Arlington Asset Investment Corp. Class A	65,800	187
* Greenlight Capital Re Ltd. Class A	27,050	182
Sculptor Capital Management Inc. Class A	15,482	182
* MoneyGram International Inc.	63,700	180
HomeTrust Bancshares Inc.	13,088	178
Hingham Institution For Savings The	962	177
* Citizens Inc. Class A	31,480	174
* Metropolitan Bank Holding Corp.	6,188	173
Orrstown Financial Services Inc.	13,332	171
Oppenheimer Holdings Inc. Class A	7,396	165
Alerus Financial Corp.	8,341	163
* Equity Bancshares Inc. Class A	10,342	160
PCSB Financial Corp.	13,132	159
Metrocity Bankshares Inc.	12,006	158
Red River Bancshares Inc.	3,606	155
Financial Institutions Inc.	10,038	155
First Bancorp Inc.	7,333	155
Richmond Mutual BanCorp Inc.	14,600	154
Greenhill & Co. Inc.	13,600	154
Carter Bank & Trust	23,054	153
Altabancorp	7,587	153
West BanCorp Inc.	9,617	152
CNB Financial Corp.	10,149	151
* Coastal Financial Corp.	12,289	151
Old Second Bancorp Inc.	20,067	150
* First Western Financial Inc.	11,600	150
Capstar Financial Holdings Inc.	15,265	150
Peoples Financial Services Corp.	4,308	150
Guaranty Bancshares Inc.	6,015	150
Hawthorn Bancshares Inc.	7,904	150
Mid Penn Bancorp Inc.	8,647	150
First Choice Bancorp	11,186	149
Amalgamated Bank Class A	13,999	148
Investors Title Co.	1,135	148
* BayCom Corp.	14,250	147
Standard AVB Financial Corp.	4,450	145
* Randolph Bancorp Inc.	11,663	145
Citizens & Northern Corp.	8,811	143
* Amerant Bancorp Inc.	15,321	143
Sierra Bancorp	8,494	143
Protective Insurance Corp. Class B	10,856	143

Home Bancorp Inc.	5,803	140
LCNB Corp.	10,252	140
* Spirit of Texas Bancshares Inc.	12,308	137
* MMA Capital Holdings Inc.	6,100	137
* Pioneer Bancorp Inc.	15,418	137
* PDL Community Bancorp	15,513	137
HarborOne Bancorp Inc.	16,465	133
Fidelity D&D Bancorp Inc.	2,713	132
Great Ajax Corp.	15,903	132
Luther Burbank Corp.	15,347	128
Farmers & Merchants Bancorp Inc.	6,384	128
Community Financial Corp.	5,956	127
Civista Bancshares Inc.	10,116	127
Enterprise Bancorp Inc.	6,024	127
Flushing Financial Corp.	12,020	126
FS Bancorp Inc.	3,069	126
Century Bancorp Inc. Class A	1,900	125
Safeguard Scientifics Inc.	22,542	124
Curo Group Holdings Corp.	17,313	122
FNCB Bancorp Inc.	22,643	120
Capital City Bank Group Inc.	6,319	119
Southern Missouri Bancorp Inc.	5,023	118
* Pacific Mercantile Bancorp	31,645	118
SmartFinancial Inc.	8,647	118
* Howard Bancorp Inc.	12,984	117
Westwood Holdings Group Inc.	10,426	116
Southern National Bancorp of Virginia Inc.	13,308	116
United Security Bancshares	18,866	115
Central Valley Community Bancorp	9,286	115
Franklin Financial Services Corp.	5,214	111
Northrim BanCorp Inc.	4,327	110
* Regional Management Corp.	6,593	110
* MainStreet Bancshares Inc.	8,911	109
* Southern First Bancshares Inc.	4,512	109
Independence Holding Co.	2,858	108
* FVCBankcorp Inc.	10,750	108
* Republic First Bancorp Inc.	54,003	107
Summit Financial Group Inc.	7,124	106
National Bankshares Inc.	4,164	105
Crawford & Co. Class A	16,065	105
Level One Bancorp Inc.	6,551	102
Evans Bancorp Inc.	4,577	102
Northeast Bank	5,474	101
Middlefield Banc Corp.	5,094	98
ACNB Corp.	4,637	96
PCB Bancorp	10,610	93
Codorus Valley Bancorp Inc.	7,091	93
Territorial Bancorp Inc.	4,529	92
Reliant Bancorp Inc.	6,284	91
Norwood Financial Corp.	3,727	91
Macatawa Bank Corp.	13,643	89
Manning & Napier Inc.	20,773	89
* NI Holdings Inc.	5,165	87
United Insurance Holdings Corp.	14,207	86
Penns Woods Bancorp Inc.	4,312	86
Premier Financial Bancorp Inc.	7,891	85
Ocwen Financial Corp.	4,011	85

Western New England Bancorp Inc.	14,848	84
* Select Bancorp Inc.	11,590	83
Hunt Cos. Finance Trust Inc.	30,449	83
Donegal Group Inc. Class A	5,852	82
BankFinancial Corp.	10,939	79
Investar Holding Corp.	6,106	78
Pzena Investment Management Inc. Class A	14,523	78
South Plains Financial Inc.	6,236	77
Associated Capital Group Inc. Class A	2,140	77
MVB Financial Corp.	4,743	76
Shore Bancshares Inc.	6,832	75
First Northwest Bancorp	7,546	75
Chemung Financial Corp.	2,549	74
First Bank	11,738	73
ESSA Bancorp Inc.	5,800	72
Sachem Capital Corp.	17,836	71
First Financial Northwest Inc.	7,628	70
BCB Bancorp Inc.	8,673	69
FedNat Holding Co.	10,699	68
First Capital Inc.	1,200	67
Mackinac Financial Corp.	6,869	66
First Community Corp.	4,821	66
Bank of Princeton	3,544	64
Bank of Commerce Holdings	8,874	62
First Business Financial Services Inc.	4,314	62
Riverview Bancorp Inc.	14,806	61
Timberland Bancorp Inc.	3,406	61
Sterling Bancorp Inc.	20,200	61
Parke Bancorp Inc.	5,084	61
SB Financial Group Inc.	4,383	59
Community Bankers Trust Corp.	10,847	55
* Esquire Financial Holdings Inc.	3,649	55
Prudential Bancorp Inc.	5,160	54
Greene County Bancorp Inc.	2,506	54
First Guaranty Bancshares Inc.	4,349	53
* Malvern Bancorp Inc.	4,442	52
Crawford & Co. Class B	7,813	50
C&F Financial Corp.	1,671	50
OP Bancorp	8,347	48
* Security National Financial Corp. Class A	7,076	45
* ProSight Global Inc.	3,869	44
Bankwell Financial Group Inc.	2,772	39
1st Constitution Bancorp	3,259	39
Provident Financial Holdings Inc.	3,235	38
First Savings Financial Group Inc.	703	38
CB Financial Services Inc.	2,000	38
HBT Financial Inc.	3,343	38
Unity Bancorp Inc.	3,156	37
Union Bankshares Inc.	1,684	34
First United Corp.	2,828	33
* Altisource Portfolio Solutions SA	2,562	32
Provident Bancorp Inc.	4,080	32
Peoples Bancorp of North Carolina Inc.	1,927	30
* GWG Holdings Inc.	3,403	29
Silvercrest Asset Management Group Inc. Class A	2,679	28
Federal Agricultural Mortgage Corp. Class A	484	27
Ohio Valley Banc Corp.	1,244	26

	AmeriServ Financial Inc.	8,751	25
	Plumas Bancorp	1,230	24
	US Global Investors Inc. Class A	9,831	23
	Oak Valley Bancorp	1,982	23
	Old Point Financial Corp.	1,344	20
	Severn Bancorp Inc.	2,872	19
	Hennessy Advisors Inc.	2,219	18
*	Trean Insurance Group Inc.	1,200	18
*	Consumer Portfolio Services Inc.	5,489	18
	Bank7 Corp.	1,874	18
*	Impac Mortgage Holdings Inc.	10,822	14
*	Elevate Credit Inc.	5,276	14
	County Bancorp Inc.	680	13
*	Altisource Asset Management Corp.	592	12
*	Ashford Inc.	1,665	10
	Meridian Corp.	591	10
*	HV Bancorp Inc.	630	8
*	Nicholas Financial Inc.	983	7
*	1347 Property Insurance Holdings Inc.	1,509	6
	Sound Financial Bancorp Inc.	195	6
*	Capital Bancorp Inc.	594	6
	WVS Financial Corp.	394	5
^,*	Medley Management Inc. Class A	8,498	5
*	Community First Bancshares Inc.	405	3
*,§	NewStar Financial Inc. CVR	22,870	2
*	National Holdings Corp.	672	1
*	Broadway Financial Corp.	546	1
*	Riot Blockchain Inc.	216	1
*	Conifer Holdings Inc.	99	—
	Exantas Capital Corp.	22	—
*,§	American International Group Inc. Warrants Exp. 01/19/2021	14,331	—
*,§	Patriot National Inc.	7,513	—
*,§	Ditech Holding Corp. Warrants Exp. 02/09/2028	2,008	—
			2,765,843
Health Care (8.3%)
	Johnson & Johnson	2,200,174	327,562
	UnitedHealth Group Inc.	793,690	247,449
	Merck & Co. Inc.	2,112,925	175,267
	Pfizer Inc.	4,644,504	170,453
	Abbott Laboratories	1,478,958	160,955
	Thermo Fisher Scientific Inc.	330,572	145,954
	AbbVie Inc.	1,476,089	129,291
	Amgen Inc.	489,726	124,469
	Medtronic plc	1,122,775	116,679
	Danaher Corp.	533,979	114,982
	Bristol-Myers Squibb Co.	1,884,614	113,623
	Eli Lilly and Co.	719,808	106,546
*	Intuitive Surgical Inc.	97,643	69,282
	Gilead Sciences Inc.	1,047,142	66,169
	Zoetis Inc.	396,750	65,611
*	Vertex Pharmaceuticals Inc.	218,517	59,463
	Stryker Corp.	282,831	58,933
	Anthem Inc.	209,707	56,325
	Becton Dickinson & Co.	242,066	56,324
	Cigna Corp.	305,935	51,828
*	Regeneron Pharmaceuticals Inc.	83,171	46,557
	Humana Inc.	110,746	45,837

* Boston Scientific Corp.	1,191,859	45,541
* Edwards Lifesciences Corp.	518,657	41,399
* Illumina Inc.	122,014	37,712
* Biogen Inc.	132,201	37,503
Baxter International Inc.	424,535	34,141
* DexCom Inc.	80,161	33,045
* Veeva Systems Inc. Class A	113,161	31,820
* Centene Corp.	482,672	28,154
HCA Healthcare Inc.	225,268	28,086
* IDEXX Laboratories Inc.	71,070	27,938
Agilent Technologies Inc.	257,674	26,010
* IQVIA Holdings Inc.	159,171	25,090
Zimmer Biomet Holdings Inc.	173,007	23,553
ResMed Inc.	121,118	20,763
* Alexion Pharmaceuticals Inc.	173,584	19,863
* Seattle Genetics Inc.	101,461	19,855
* Align Technology Inc.	59,546	19,493
* Moderna Inc.	264,508	18,714
Cerner Corp.	254,532	18,400
West Pharmaceutical Services Inc.	61,792	16,987
* Laboratory Corp. of America Holdings	81,792	15,399
* Teladoc Health Inc.	68,282	14,970
* Immunomedics Inc.	175,774	14,946
Cooper Cos. Inc.	44,318	14,940
* Hologic Inc.	216,785	14,410
* Horizon Therapeutics plc	183,763	14,275
* Alnylam Pharmaceuticals Inc.	96,064	13,987
* Incyte Corp.	155,735	13,976
Teleflex Inc.	38,763	13,196
* Varian Medical Systems Inc.	76,514	13,160
* Insulet Corp.	54,892	12,987
* Exact Sciences Corp.	126,348	12,881
Quest Diagnostics Inc.	111,637	12,781
STERIS plc	71,145	12,535
* Catalent Inc.	137,537	11,781
PerkinElmer Inc.	93,489	11,734
* BioMarin Pharmaceutical Inc.	152,622	11,611
Cardinal Health Inc.	245,018	11,504
* Elanco Animal Health Inc.	395,156	11,037
* ABIOMED Inc.	37,477	10,383
* Masimo Corp.	40,619	9,588
* Charles River Laboratories International Inc.	41,938	9,497
* Molina Healthcare Inc.	49,804	9,116
* Bio-Rad Laboratories Inc. Class A	17,501	9,021
* Sarepta Therapeutics Inc .	63,039	8,853
* Avantor Inc.	361,533	8,131
Bio-Techne Corp.	32,421	8,032
Dentsply Sirona Inc.	182,626	7,986
* Novocure Ltd.	70,476	7,845
* 10X Genomics Inc. Class A	60,605	7,556
* Neurocrine Biosciences Inc.	77,162	7,420
* Livongo Health Inc.	50,609	7,088
* Henry Schein Inc.	120,210	7,066
* Guardant Health Inc.	61,579	6,883
Universal Health Services Inc. Class B	62,519	6,691
* Quidel Corp.	30,119	6,607
* Amedisys Inc.	27,276	6,449

Chemed Corp.	13,371	6,423
* Mylan NV	432,444	6,413
* Exelixis Inc.	259,128	6,336
* Jazz Pharmaceuticals plc	44,196	6,302
* Repligen Corp.	39,380	5,810
* iRhythm Technologies Inc.	24,027	5,721
* Novavax Inc.	51,861	5,619
* Tandem Diabetes Care Inc.	48,674	5,524
Encompass Health Corp.	84,091	5,464
* Penumbra Inc.	28,089	5,460
* MyoKardia Inc.	40,000	5,453
* PRA Health Sciences Inc.	53,361	5,413
* DaVita Inc.	62,093	5,318
* Momenta Pharmaceuticals Inc.	99,822	5,239
* LHC Group Inc.	24,642	5,238
Perrigo Co. plc	113,009	5,188
* Mirati Therapeutics Inc.	31,168	5,175
* Ionis Pharmaceuticals Inc.	108,227	5,135
* Acceleron Pharma Inc.	42,972	4,836
Hill-Rom Holdings Inc.	55,356	4,623
* Invitae Corp.	106,477	4,616
* Natera Inc.	63,382	4,579
PPD Inc.	116,789	4,320
* Syneos Health Inc.	78,218	4,158
* ACADIA Pharmaceuticals Inc.	100,265	4,136
* Blueprint Medicines Corp.	43,871	4,067
* Emergent BioSolutions Inc.	37,612	3,886
* Ultragenyx Pharmaceutical Inc.	46,707	3,839
* Nevro Corp.	27,422	3,820
* United Therapeutics Corp.	37,090	3,746
* Haemonetics Corp.	41,619	3,631
* Iovance Biotherapeutics Inc.	108,347	3,567
* Arrowhead Pharmaceuticals Inc.	81,344	3,503
* Arena Pharmaceuticals Inc.	46,793	3,500
* Neogen Corp.	43,967	3,440
Bruker Corp.	85,890	3,414
* Envista Holdings Corp.	137,162	3,385
* HealthEquity Inc.	65,526	3,366
* Adaptive Biotechnologies Corp.	68,700	3,341
Premier Inc. Class A	101,091	3,319
* Wright Medical Group NV	106,584	3,255
* NeoGenomics Inc.	87,102	3,213
* Globus Medical Inc.	63,445	3,142
* Amicus Therapeutics Inc.	215,043	3,036
* Halozyme Therapeutics Inc.	113,764	2,990
* ICU Medical Inc.	16,303	2,980
* Bluebird Bio Inc.	54,732	2,953
* Integra LifeSciences Holdings Corp.	60,864	2,874
* Global Blood Therapeutics Inc.	51,225	2,825
* Inspire Medical Systems Inc.	21,063	2,718
* Sage Therapeutics Inc.	44,048	2,692
* FibroGen Inc.	65,127	2,678
* Insmed Inc.	83,306	2,677
* PTC Therapeutics Inc.	56,536	2,643
* Omnicell Inc.	35,020	2,615
* Nektar Therapeutics Class A	151,005	2,505
* Medpace Holdings Inc.	22,375	2,500

	Ensign Group Inc.	43,509	2,483
*	Fate Therapeutics Inc.	61,465	2,457
*	Turning Point Therapeutics Inc.	27,516	2,404
*	TG Therapeutics Inc.	89,259	2,389
*	ChemoCentryx Inc.	43,416	2,379
*	Alkermes plc	139,458	2,311
*	Bridgebio Pharma Inc.	61,320	2,301
*	Denali Therapeutics Inc.	63,276	2,267
*	Twist Bioscience Corp.	29,055	2,207
^,*	Sorrento Therapeutics Inc.	195,676	2,182
*	STAAR Surgical Co.	38,470	2,176
*	Tenet Healthcare Corp.	88,487	2,169
*	Acadia Healthcare Co. Inc.	73,394	2,164
*	NuVasive Inc.	42,601	2,069
*	Allogene Therapeutics Inc.	54,133	2,041
*	Reata Pharmaceuticals Inc. Class A	20,833	2,030
*	Pacira BioSciences Inc.	33,454	2,011
*	Merit Medical Systems Inc.	45,263	1,969
*	Agios Pharmaceuticals Inc.	55,488	1,942
*	Allakos Inc.	23,474	1,912
*	Xencor Inc.	48,973	1,900
*	Select Medical Holdings Corp.	89,445	1,862
*	Glaukos Corp.	37,243	1,844
*	Axsome Therapeutics Inc.	25,706	1,832
*	1Life Healthcare Inc.	64,356	1,825
*	HMS Holdings Corp.	75,895	1,818
*	Silk Road Medical Inc.	26,751	1,798
*	Vir Biotechnology Inc.	51,763	1,777
	CONMED Corp.	22,493	1,770
	Patterson Cos. Inc.	72,760	1,754
*	Deciphera Pharmaceuticals Inc.	33,810	1,734
*	Apellis Pharmaceuticals Inc.	54,391	1,641
*	Integer Holdings Corp.	27,169	1,603
*	GoodRx Holdings Inc. Class A	28,795	1,601
*	Inovalon Holdings Inc. Class A	60,514	1,601
*	Prestige Consumer Healthcare Inc.	43,599	1,588
*	Veracyte Inc.	48,419	1,573
*	CareDx Inc.	41,165	1,562
*	NanoString Technologies Inc.	34,456	1,540
*	Shockwave Medical Inc.	20,235	1,534
*	Intra-Cellular Therapies Inc.	59,584	1,529
^,*	Inovio Pharmaceuticals Inc.	130,516	1,514
*	Kura Oncology Inc.	48,597	1,489
*	Corcept Therapeutics Inc.	85,469	1,488
*	AtriCure Inc.	37,170	1,483
*	Editas Medicine Inc.	52,537	1,474
*	R1 RCM Inc.	83,594	1,434
*	Magellan Health Inc.	18,863	1,429
*	Pacific Biosciences of California Inc.	143,575	1,417
	Cantel Medical Corp.	32,085	1,410
	Healthcare Services Group Inc.	64,712	1,393
*	Revance Therapeutics Inc.	55,192	1,388
*	Seres Therapeutics Inc.	48,475	1,372
*	OPKO Health Inc.	362,492	1,338
*	Kodiak Sciences Inc.	22,497	1,332
*	Avanos Medical Inc.	40,014	1,329
*	Aimmune Therapeutics Inc.	38,119	1,313

*	Cardiovascular Systems Inc.	32,605	1,283
^,*	Ligand Pharmaceuticals Inc.	13,452	1,282
	Owens & Minor Inc.	50,873	1,277
*	Ironwood Pharmaceuticals Inc. Class A	138,920	1,250
*	Cytokinetics Inc.	57,553	1,246
*	REVOLUTION Medicines Inc.	35,141	1,223
*	BioTelemetry Inc.	26,455	1,206
*	Addus HomeCare Corp.	12,566	1,188
*	MEDNAX Inc.	72,846	1,186
*	Heron Therapeutics Inc.	78,614	1,165
*	Axonics Modulation Technologies Inc.	20,639	1,053
*	Immunovant Inc.	29,245	1,029
*	Intercept Pharmaceuticals Inc.	24,790	1,028
*	Karuna Therapeutics Inc.	13,247	1,024
	US Physical Therapy Inc.	11,760	1,022
	Luminex Corp.	38,672	1,015
*	Health Catalyst Inc.	27,073	991
*	Mersana Therapeutics Inc.	52,904	985
*	Dicerna Pharmaceuticals Inc.	54,083	973
	Progyny Inc.	33,012	972
*	MacroGenics Inc.	38,300	965
*	Sangamo Therapeutics Inc.	101,353	958
*	Madrigal Pharmaceuticals Inc.	8,030	953
*	American Well Corp. Class A	31,298	928
*	Zogenix Inc.	50,947	913
*	Providence Service Corp.	9,812	912
*	Cerus Corp.	145,208	909
*	Coherus Biosciences Inc.	49,235	903
*	Evolent Health Inc. Class A	71,499	887
^,*	Esperion Therapeutics Inc.	23,775	884
*	Supernus Pharmaceuticals Inc.	40,997	854
*	Translate Bio Inc.	61,693	840
*	Karyopharm Therapeutics Inc.	56,638	827
*	GenMark Diagnostics Inc.	57,862	822
*	Myriad Genetics Inc.	62,856	820
^,*	SmileDirectClub Inc.	69,800	815
*	Pennant Group Inc.	21,097	813
*	Tabula Rasa HealthCare Inc.	19,595	799
*	Vericel Corp	42,944	796
*	Intellia Therapeutics Inc.	39,972	795
	Relay Therapeutics Inc.	18,608	792
*	Epizyme Inc.	66,376	792
*	Retrophin Inc.	42,850	791
*	Adverum Biotechnologies Inc	72,735	749
	Atrion Corp.	1,196	749
*	OraSure Technologies Inc.	61,474	748
*	Lantheus Holdings Inc.	59,013	748
*	Quanterix Corp.	22,160	748
*	Athenex Inc.	61,527	744
*	Arcturus Therapeutics Holdings Inc.	17,343	744
*	CorVel Corp.	8,685	742
*	Atara Biotherapeutics Inc.	56,986	739
*	Rhythm Pharmaceuticals Inc.	33,261	721
*	Y-mAbs Therapeutics Inc.	18,675	717
*	REGENXBIO Inc.	25,991	715
*	Rocket Pharmaceuticals Inc.	30,380	694
^	Vaxcyte Inc.	13,994	691

*	Theravance Biopharma Inc.	46,501	687
*	Collegium Pharmaceutical Inc.	32,398	675
	National Research Corp.	13,698	674
*	Heska Corp.	6,736	665
*	Enanta Pharmaceuticals Inc.	14,469	662
*	NextGen Healthcare Inc.	51,098	651
	National HealthCare Corp.	10,338	644
*	Arcus Biosciences Inc.	37,550	644
*	Codexis Inc.	53,417	627
*	Endo International plc	187,335	618
*	Innoviva Inc.	58,815	615
*	Amphastar Pharmaceuticals Inc.	32,577	611
*	CryoLife Inc.	32,432	599
	Berkeley Lights Inc.	7,830	598
*	Viela Bio Inc.	21,106	593
*	Tactile Systems Technology Inc.	16,140	591
^,*	Vaxart Inc.	88,300	587
*	Gossamer Bio Inc.	47,085	584
*	Meridian Bioscience Inc.	34,159	580
*	Constellation Pharmaceuticals Inc.	28,565	579
	LeMaitre Vascular Inc.	17,295	563
*	RadNet Inc.	36,356	558
*	PetIQ Inc. Class A	16,893	556
*	Castle Biosciences Inc.	10,767	554
*	Kadmon Holdings Inc.	139,705	548
*	Inogen Inc.	18,882	548
*	BioLife Solutions Inc.	18,859	546
*	Black Diamond Therapeutics Inc.	17,912	541
*	Bioxcel Therapeutics Inc.	12,411	538
*	OrthoPediatrics Corp.	11,689	537
	Option Care Health Inc.	40,019	535
*	Orthofix Medical Inc.	17,120	533
*	Natus Medical Inc.	31,072	532
*	Hanger Inc.	33,589	531
*	BioCryst Pharmaceuticals Inc.	153,109	526
*	Cortexyme Inc.	10,508	525
*	ImmunoGen Inc.	144,561	520
*	Alector Inc.	47,747	503
^,*	Omeros Corp.	49,283	498
*	Aerie Pharmaceuticals Inc.	42,008	494
*	HealthStream Inc.	24,591	494
*	Krystal Biotech Inc.	11,347	488
*	Radius Health Inc.	43,070	488
*	Arcutis Biotherapeutics Inc .	16,606	487
*	Spectrum Pharmaceuticals Inc.	118,300	483
*	Surmodics Inc.	12,342	480
*	Protagonist Therapeutics Inc.	24,465	478
*	Forma Therapeutics Holdings Inc.	9,500	473
^,*	Geron Corp.	272,053	473
*	Varex Imaging Corp.	37,162	473
*	Tivity Health Inc.	33,514	470
*	Anika Therapeutics Inc.	13,242	469
*	AdaptHealth Corp. Class A	21,454	468
*	Eidos Therapeutics Inc.	9,213	466
*	Stoke Therapeutics Inc.	13,884	465
*	IGM Biosciences Inc.	6,261	462
*	Cymabay Therapeutics Inc.	63,502	460

*	Provention Bio Inc.	35,433	455
*	Akero Therapeutics Inc.	14,617	450
*	Phreesia Inc.	13,968	449
*	Relmada Therapeutics Inc.	11,889	447
*	ZIOPHARM Oncology Inc.	176,915	446
*	IVERIC bio Inc.	77,936	440
*	Brookdale Senior Living Inc.	171,100	435
*	Agenus Inc.	108,517	434
*	Rigel Pharmaceuticals Inc.	180,640	434
^,*	Clovis Oncology Inc.	74,300	433
*	Annexon Inc.	14,204	429
*	SI-BONE Inc.	18,095	429
*	Vapotherm Inc.	14,711	427
*	Cara Therapeutics Inc.	33,414	425
*	Intersect ENT Inc.	26,064	425
*	Personalis Inc.	19,569	424
*	Triple-S Management Corp. Class B	23,594	422
*	Assembly Biosciences Inc.	25,568	420
	Inari Medical Inc.	6,034	416
*	Celldex Therapeutics Inc.	27,900	414
	Outset Medical Inc.	8,249	412
^,*	CEL-SCI Corp.	31,842	406
*	Vanda Pharmaceuticals Inc.	41,986	406
*	Eagle Pharmaceuticals Inc.	9,445	401
*	Fluidigm Corp.	54,000	401
*	Flexion Therapeutics Inc.	38,089	396
*	Zentalis Pharmaceuticals Inc.	12,037	393
*	Replimune Group Inc.	17,043	392
*	Antares Pharma Inc.	145,010	392
*	Arvinas Inc.	16,494	389
*	RAPT Therapeutics Inc.	12,085	389
*	Community Health Systems Inc.	91,956	388
*	Dynavax Technologies Corp.	89,261	386
	Phibro Animal Health Corp. Class A	22,156	385
	Avidity Biosciences Inc.	13,666	385
*	Cue Biopharma Inc.	25,288	381
*	AngioDynamics Inc.	31,392	379
*	Syndax Pharmaceuticals Inc.	25,587	378
^,*	BrainStorm Cell Therapeutics Inc.	22,317	378
*	Ocular Therapeutix Inc.	49,571	377
*	Frequency Therapeutics Inc.	19,601	377
^,*	Trevena Inc.	123,816	370
*	Allovir Inc.	13,101	360
*	Viking Therapeutics Inc.	61,875	360
*	Zynex Inc.	20,458	357
*	Nurix Therapeutics Inc.	10,220	357
*	Morphic Holding Inc.	13,000	355
*	Applied Molecular Transport Inc.	11,107	353
*	Cardiff Oncology Inc.	24,797	352
*	Surgery Partners Inc.	15,873	348
*	BioDelivery Sciences International Inc.	91,333	341
*	ViewRay Inc.	97,296	341
*	Axogen Inc.	29,257	340
*	Atreca Inc. Class A	23,904	334
*	Avid Bioservices Inc.	43,517	332
*	Syros Pharmaceuticals Inc.	37,382	330
*	Kiniksa Pharmaceuticals Ltd . Class A	21,265	326

	ALX Oncology Holdings Inc.	8,448	319
^,*	TherapeuticsMD Inc.	201,700	319
*	Amneal Pharmaceuticals Inc.	81,700	317
*	Crinetics Pharmaceuticals Inc.	20,149	316
*	SpringWorks Therapeutics Inc.	6,620	316
*	Catalyst Pharmaceuticals Inc.	106,044	315
^,*	Anavex Life Sciences Corp.	68,577	312
*	Accolade Inc.	8,023	312
*	Kala Pharmaceuticals Inc.	41,100	308
*	TCR2 Therapeutics Inc.	15,140	308
*	CytomX Therapeutics Inc.	46,219	307
^,*	Co-Diagnostics Inc.	22,573	307
	Forte Biosciences Inc.	6,200	301
*	Ardelyx Inc.	57,223	300
*	Akebia Therapeutics Inc.	119,228	299
*	Avrobio Inc.	22,886	298
*	Voyager Therapeutics Inc.	27,907	298
*	PDL BioPharma Inc.	94,187	297
*	Athersys Inc.	152,037	296
^,*	Ontrak Inc.	4,876	293
*	MEI Pharma Inc.	93,726	292
^,*	Accelerate Diagnostics Inc.	27,042	288
*	Scholar Rock Holding Corp.	16,294	288
*	Akouos Inc.	12,445	285
*	CytoSorbents Corp.	35,641	284
*	Puma Biotechnology Inc.	28,100	284
*	Joint Corp.	16,279	283
*	AMAG Pharmaceuticals Inc.	29,843	281
*	89bio Inc.	10,800	277
	Generation Bio Co.	8,915	276
	Marinus Pharmaceuticals Inc.	21,409	275
*	MannKind Corp.	142,720	268
*	SeaSpine Holdings Corp.	18,757	268
^,*	Xeris Pharmaceuticals Inc.	44,300	263
*	G1 Therapeutics Inc.	22,493	260
*	TransMedics Group Inc.	18,731	258
*	Aldeyra Therapeutics Inc.	34,700	257
*	Aprea Therapeutics Inc.	10,546	254
*	Immunic Inc.	13,600	253
*	Homology Medicines Inc.	23,208	248
*	Durect Corp.	144,992	248
*	AnaptysBio Inc.	16,800	248
*	Mirum Pharmaceuticals Inc.	12,837	247
*	Ovid therapeutics Inc.	43,087	247
	Utah Medical Products Inc.	3,090	247
	Pliant Therapeutics Inc.	10,843	246
*	Akcea Therapeutics Inc.	13,336	242
*	Keros Therapeutics Inc.	6,269	242
*	Harpoon Therapeutics Inc.	14,100	240
*	Fulgent Genetics Inc.	5,918	237
*	ANI Pharmaceuticals Inc.	8,394	237
*	Apollo Medical Holdings Inc.	13,197	237
*	Molecular Templates Inc.	21,660	237
*	Aeglea BioTherapeutics Inc.	33,281	236
*	Cutera Inc.	12,390	235
*	BioSpecifics Technologies Corp.	4,422	234
*	Accuray Inc.	95,072	228

^,*	Precigen Inc.	64,708	226
*	Kymera Therapeutics Inc.	6,979	225
*	Applied Therapeutics Inc.	10,800	224
*	VYNE Therapeutics Inc.	135,038	224
*	XBiotech Inc.	11,679	223
	Invacare Corp.	29,423	221
	Larimar Therapeutics Inc.	14,300	217
*	Tricida Inc.	23,823	216
*	Cassava Sciences Inc.	18,700	215
*	Spero Therapeutics Inc.	19,238	215
*	Concert Pharmaceuticals Inc.	21,796	214
*	Altimmune Inc.	16,171	213
	Oyster Point Pharma Inc.	10,086	213
*	Cyclerion Therapeutics Inc.	34,200	208
*	Calithera Biosciences Inc.	60,268	208
*	Pulse Biosciences Inc.	17,625	208
*	Cabaletta Bio Inc.	18,792	204
*	Jounce Therapeutics Inc.	24,864	203
*	NantKwest Inc.	29,200	202
*	Agile Therapeutics Inc.	66,272	201
*	OptimizeRx Corp.	9,639	201
*	Verastem Inc.	165,660	200
*	Paratek Pharmaceuticals Inc.	36,785	199
*	Alphatec Holdings Inc.	29,567	196
*	Precision BioSciences Inc.	31,777	196
*	Phathom Pharmaceuticals Inc.	5,337	196
*	Odonate Therapeutics Inc.	14,260	191
*	Neubase Therapeutics Inc.	25,226	191
*	Neoleukin Therapeutics Inc.	15,800	190
*	Chiasma Inc.	44,047	189
*	SIGA Technologies Inc.	27,490	189
*	Lannett Co. Inc.	30,199	184
*	Sutro Biopharma Inc.	18,239	183
^,*	T2 Biosystems Inc.	134,241	183
*	Viemed Healthcare Inc.	20,899	181
*	Repro-Med Systems Inc.	24,374	176
*	Prevail Therapeutics Inc.	17,072	174
*	Sientra Inc.	50,000	170
*	Nkarta Inc.	5,500	165
*	Magenta Therapeutics Inc.	24,259	165
^,*	Aytu BioScience Inc.	137,900	164
*	Eiger BioPharmaceuticals Inc	19,995	163
*	Orgenesis Inc.	32,261	163
*	Ideaya Biosciences Inc.	12,867	162
*	Kindred Biosciences Inc.	37,214	160
*	Rubius Therapeutics Inc.	30,600	153
*	Cidara Therapeutics Inc.	52,829	151
*	Misonix Inc.	12,680	149
*	Amyris Inc.	50,500	147
*	ADMA Biologics Inc.	59,671	143
*	Chimerix Inc.	57,135	142
*	Fortress Biotech Inc	34,017	137
*	Dyadic International Inc.	17,910	136
*	MediciNova Inc.	25,702	135
^,*	iCAD Inc.	15,233	134
*	Kezar Life Sciences Inc.	27,667	134
*	NGM Biopharmaceuticals Inc.	8,258	131

^,*	Verrica Pharmaceuticals Inc.	16,816	130
*	Aspira Women's Health Inc.	41,967	129
^,*	Evofem Biosciences Inc.	54,796	129
^,*	Matinas BioPharma Holdings Inc.	164,758	126
	AVEO Pharmaceuticals Inc.	21,170	126
*	Kaleido Biosciences Inc.	11,340	126
*	Stereotaxis Inc.	34,516	124
^,*	Biomerica Inc.	17,800	123
*	FONAR Corp.	5,825	122
*	CorMedix Inc.	19,865	120
*	ChromaDex Corp.	28,203	113
*	Milestone Scientific Inc.	81,319	113
*	Palatin Technologies Inc.	238,694	113
*	Enzo Biochem Inc.	53,422	113
*	Mustang Bio Inc.	34,227	108
	ContraFect Corp.	20,413	108
	Passage Bio Inc.	8,148	107
*	Evelo Biosciences Inc.	20,029	106
*	Optinose Inc.	26,480	103
*	Exicure Inc.	57,794	101
*	Apyx Medical Corp.	21,359	101
^,*	Corbus Pharmaceuticals Holdings Inc.	55,216	99
*	Harrow Health Inc.	17,757	99
*	Zosano Pharma Corp.	60,367	98
*	Liquidia Technologies Inc.	19,729	97
*	scPharmaceuticals Inc.	13,000	97
*	iTeos Therapeutics Inc.	3,882	96
*	Strongbridge Biopharma plc	45,300	95
*	Fulcrum Therapeutics Inc.	11,712	93
*	Surgalign Holdings Inc.	51,207	93
*	NextCure Inc.	10,414	92
*	X4 Pharmaceuticals Inc.	13,208	89
*	Minerva Neurosciences Inc.	27,569	88
^,*	Neuronetics Inc.	17,687	86
^,*	XOMA Corp.	4,561	86
*	CASI Pharmaceuticals Inc.	55,341	85
*	Axcella Health Inc.	18,254	84
*	Aduro Biotech Inc.	34,220	83
*	KalVista Pharmaceuticals Inc.	6,551	82
*	Aptinyx Inc.	24,301	82
^,*	La Jolla Pharmaceutical Co.	20,200	81
*	Five Star Senior Living Inc.	15,685	80
	Tela Bio Inc.	4,801	79
*	Electromed Inc.	7,476	78
*	Catalyst Biosciences Inc.	18,075	78
*	Harvard Bioscience Inc.	25,649	77
*	Applied Genetic Technologies Corp.	15,753	77
*	UNITY Biotechnology Inc.	22,000	76
^,*	Mallinckrodt plc	77,800	76
*	InfuSystem Holdings Inc.	5,867	75
*	Catabasis Pharmaceuticals Inc.	11,749	73
*	Avenue Therapeutics Inc.	6,688	72
*	Galectin Therapeutics Inc.	26,902	72
*	Leap Therapeutics Inc.	36,243	72
*	BioSig Technologies Inc.	14,502	71
*	Arbutus Biopharma Corp.	21,345	67
*	Selecta Biosciences Inc.	26,609	66

	Venus Concept Inc.	28,327	66
*	Cerecor Inc.	28,300	64
*	Proteostasis Therapeutics Inc.	58,455	64
*	AcelRx Pharmaceuticals Inc.	42,458	60
*	Rockwell Medical Inc.	54,034	58
*	iRadimed Corp.	2,691	58
*	Lineage Cell Therapeutics Inc.	60,466	57
	Acutus Medical Inc.	1,849	55
*	Abeona Therapeutics Inc.	53,886	55
^	Bellerophon Therapeutics Inc.	5,364	55
*	Chembio Diagnostics Inc.	11,141	54
*	Exagen Inc.	4,767	52
*	IntriCon Corp.	4,234	52
*	Inmune Bio Inc.	5,000	52
*	Soliton Inc.	6,713	51
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	57,977	51
^,*	Lipocine Inc.	34,514	49
*	Otonomy Inc.	11,898	48
*	Gritstone Oncology Inc.	18,037	48
*	NantHealth Inc.	20,200	47
*	Aquestive Therapeutics Inc.	9,542	46
*	Equillium Inc.	7,975	46
*	Alpine Immune Sciences Inc.	5,130	45
	Inozyme Pharma Inc.	1,634	43
^,*,§	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
*	Conformis Inc.	50,053	42
*	Aravive Inc.	8,819	41
*	Checkpoint Therapeutics Inc.	15,425	41
*	Soleno Therapeutics Inc.	16,045	40
	ORIC Pharmaceuticals Inc.	1,607	40
*	Surface Oncology Inc.	5,374	37
	Merrimack Pharmaceuticals Inc.	9,104	36
*	Champions Oncology Inc.	3,815	35
*	Heat Biologics Inc.	28,258	35
*	Oak Street Health Inc.	655	35
	Athira Pharma Inc.	1,877	35
*	Genocea Biosciences Inc.	14,841	34
*,§	Spirit MTA REIT	44,200	34
	Organovo Holdings Inc.	4,247	34
*	CTI BioPharma Corp.	15,576	33
*	Oncocyte Corp.	23,057	32
*	Recro Pharma Inc.	15,149	32
*	PDS Biotechnology Corp.	13,642	32
	Taysha Gene Therapies Inc.	1,418	32
*	Anixa Biosciences Inc.	12,599	31
^,*	EyePoint Pharmaceuticals Inc.	57,626	30
*	Cumberland Pharmaceuticals Inc.	9,187	29
*	Eyenovia Inc.	8,993	28
*	Miragen Therapeutics Inc.	36,076	28
*	Opiant Pharmaceuticals Inc.	3,628	27
*	Adamas Pharmaceuticals Inc.	6,400	26
*	Tyme Technologies Inc.	26,570	26
*	Prelude Therapeutics Inc.	838	25
*	Graybug Vision Inc.	1,888	24
*	Synlogic Inc.	11,484	23
*	Celcuity Inc.	3,854	22
	Actinium Pharmaceuticals Inc.	2,282	22

*	PolarityTE Inc.	20,900	22
*	TFF Pharmaceuticals Inc.	1,124	21
*	Sensus Healthcare Inc.	8,033	20
*	Millendo Therapeutics Inc.	12,217	20
*	IRIDEX Corp.	8,974	18
	Dyne Therapeutics Inc.	845	17
^,*	Baudax Bio Inc.	6,059	17
	Lumos Pharma Inc.	1,193	16
*	Cocrystal Pharma Inc.	17,553	16
*	Satsuma Pharmaceuticals Inc.	4,155	16
*	Pandion Therapeutics Inc.	1,402	16
*	American Renal Associates Holdings Inc.	2,300	16
*	Soligenix Inc.	8,654	15
	Metacrine Inc.	1,478	15
	IMARA Inc.	725	15
*	Spring Bank Pharmaceuticals Inc.	10,918	15
	SCYNEXIS Inc.	3,291	14
*	cbdMD Inc.	7,102	14
*	Sesen Bio Inc.	9,746	14
*	Hookipa Pharma Inc.	1,430	14
*	PMV Pharmaceuticals Inc.	378	13
*	Galera Therapeutics Inc.	1,409	13
^,*	Marker Therapeutics Inc.	8,347	12
*	Apollo Endosurgery Inc.	7,315	12
	Psychemedics Corp.	2,717	12
*	Progenity Inc.	1,308	12
*	DiaMedica Therapeutics Inc.	2,754	12
*	Strata Skin Sciences Inc.	8,329	11
*	Checkmate Pharmaceuticals Inc.	931	11
	Alimera Sciences Inc.	2,158	10
	Inhibrx Inc.	565	10
*	Nephros Inc.	1,398	10
*	Novan Inc.	20,925	10
*	Helius Medical Technologies Inc.	25,343	10
*	Genesis Healthcare Inc.	16,934	9
*	Geron Corp. Warrant Exp. 12/31/2025	39,917	9
*	Curis Inc.	6,898	8
^	Interpace Biosciences Inc.	2,530	8
*	Brickell Biotech Inc.	8,068	7
*	ElectroCore Inc.	3,624	6
*	Corvus Pharmaceuticals Inc.	1,535	6
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Savara Inc.	5,343	6
*	Caladrius Biosciences Inc.	3,127	6
*	Ampio Pharmaceuticals Inc.	5,621	5
*	Xtant Medical Holdings Inc.	6,372	5
	Sunesis Pharmaceuticals Inc.	3,976	5
*	Castlight Health Inc. Class B	4,380	5
	Poseida Therapeutics Inc.	553	5
*	Evoke Pharma Inc.	920	4
*	American Shared Hospital Services	2,312	4
*	Allena Pharmaceuticals Inc.	2,783	4
*	Lyra Therapeutics Inc.	360	4
*	AgeX Therapeutics Inc.	4,590	4
*	Outlook Therapeutics Inc.	4,964	4
	TransEnterix Inc.	9,423	3
*	ImmuCell Corp.	596	3

*	Biolase Inc.	11,167	3
	Aptevo Therapeutics Inc.	393	3
^,*,§	Oncternal Therapeutics Inc. CVR	2,749	3
*	IsoRay Inc.	4,640	3
*	Cohbar Inc.	2,678	3
*	Onconova Therapeutics Inc.	7,900	2
*	Pulse Biosciences Inc. Warrants Exp. 05/14/2025	449	2
*	MTBC Inc.	237	2
^	Second Sight Medical Products Inc.	2,423	2
*	Aclaris Therapeutics Inc.	700	2
*	PLx Pharma Inc.	410	1
*	LogicBio Therapeutics Inc.	135	1
*,§	Ambit Biosciences Corp. CVR	1,900	1
*,§	Ocera Therapeutics CVR Line	3,700	1
*,§	Aratana Therapeutics Inc. CVR	37,378	1
*	AzurRx BioPharma Inc.	680	—
*	Zynerba Pharmaceuticals Inc.	144	—
*	Bioanalytical Systems Inc.	94	—
*	OncoSec Medical Inc.	121	—
	Adicet Bio Inc.	31	—
*	Aileron Therapeutics Inc.	250	—
	Ekso Bionics Holdings Inc.	67	—
*	Celsion Corp.	422	—
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	—
*	Citius Pharmaceuticals Inc.	87	—
	SELLAS Life Sciences Group Inc.	21	—
*	RA Medical Systems Inc.	189	—
*,§	Clinical Data CVR	9,500	—
^,*	Nobilis Health Corp.	2,169	—
*,§	Lantheus Holdings CVR	82,198	—
*,§	Omthera Pharmeceuticals Rights	9,400	—
*,§	Biosante Pharmaceutical Inc. CVR	14,250	—
*,§	NuPathe Inc. CVR	6,287	—
			3,937,373
Industrials (7.9%)
	Visa Inc. Class A	1,407,816	281,521
	Mastercard Inc. Class A	745,691	252,170
*	PayPal Holdings Inc.	980,664	193,220
	Accenture plc Class A	530,584	119,907
	Union Pacific Corp.	566,776	111,581
	United Parcel Service Inc. Class B	590,266	98,356
	Honeywell International Inc.	584,510	96,216
	3M Co.	481,939	77,197
	Fidelity National Information Services Inc.	518,172	76,280
	Lockheed Martin Corp.	198,344	76,021
	Boeing Co.	447,877	74,016
	Raytheon Technologies Corp.	1,271,511	73,163
	Caterpillar Inc.	451,954	67,409
	Deere & Co.	235,446	52,182
	American Express Co.	505,210	50,647
*	Square Inc.	310,381	50,452
	CSX Corp.	639,530	49,672
	FedEx Corp.	197,101	49,575
*	Fiserv Inc.	477,035	49,158
	Sherwin-Williams Co.	68,494	47,723
	Automatic Data Processing Inc.	339,911	47,414
	General Electric Co.	7,331,382	45,675

Illinois Tool Works Inc.	236,169	45,630
Norfolk Southern Corp.	212,817	45,541
Global Payments Inc.	250,746	44,527
Northrop Grumman Corp.	125,800	39,689
Eaton Corp. plc	335,209	34,201
Emerson Electric Co.	500,338	32,807
General Dynamics Corp.	203,530	28,175
Capital One Financial Corp.	378,311	27,185
Cummins Inc.	123,171	26,009
Johnson Controls International plc	622,992	25,449
Verisk Analytics Inc. Class A	135,147	25,044
PACCAR Inc.	289,176	24,661
Cintas Corp.	73,053	24,314
Trane Technologies plc	200,114	24,264
PPG Industries Inc.	196,329	23,968
Otis Worldwide Corp.	363,903	22,715
Ball Corp.	272,289	22,633
Carrier Global Corp.	727,941	22,231
Parker-Hannifin Corp.	107,410	21,733
Rockwell Automation Inc.	97,314	21,475
Stanley Black & Decker Inc.	131,575	21,341
Paychex Inc.	265,926	21,213
TransDigm Group Inc.	43,109	20,482
Fortive Corp.	266,560	20,315
* Mettler-Toledo International Inc.	20,065	19,378
AMETEK Inc.	191,814	19,066
* FleetCor Technologies Inc.	70,569	16,802
Old Dominion Freight Line Inc.	88,986	16,099
Equifax Inc.	101,488	15,923
* Keysight Technologies Inc.	156,506	15,460
Vulcan Materials Co.	110,287	14,948
Kansas City Southern	78,648	14,222
WW Grainger Inc.	38,074	13,584
TransUnion	159,511	13,420
Dover Corp.	120,880	13,096
Xylem Inc.	150,688	12,676
Expeditors International of Washington Inc.	139,209	12,601
Martin Marietta Materials Inc.	52,145	12,273
Synchrony Financial	466,376	12,205
Masco Corp.	219,644	12,109
IDEX Corp.	62,590	11,417
CH Robinson Worldwide Inc.	111,305	11,374
* Zebra Technologies Corp.	44,339	11,194
* Ingersoll Rand Inc.	312,636	11,130
* United Rentals Inc.	60,700	10,592
Jack Henry & Associates Inc.	64,510	10,489
* Generac Holdings Inc.	53,069	10,276
* Trimble Inc.	209,615	10,208
* Waters Corp.	52,122	10,199
Jacobs Engineering Group Inc.	107,852	10,005
* Fair Isaac Corp.	23,030	9,797
Booz Allen Hamilton Holding Corp. Class A	114,705	9,518
* Teledyne Technologies Inc.	30,600	9,492
Wabtec Corp.	151,504	9,375
RPM International Inc.	108,554	8,993
Cognex Corp.	136,931	8,914
JB Hunt Transport Services Inc.	70,390	8,896

Packaging Corp. of America	79,193	8,636
* Crown Holdings Inc.	112,259	8,628
Graco Inc.	137,695	8,448
Nordson Corp.	43,812	8,404
Lennox International Inc.	28,348	7,728
Westrock Co.	218,290	7,583
Allegion plc	76,532	7,570
Toro Co.	89,500	7,514
Western Union Co.	341,945	7,328
Trex Co. Inc.	96,684	6,923
Textron Inc.	191,182	6,900
Snap-on Inc.	45,265	6,660
* XPO Logistics Inc.	76,271	6,457
Watsco Inc.	27,411	6,384
HEICO Corp. Class A	71,973	6,381
Pentair plc	139,329	6,377
Owens Corning	91,106	6,269
Genpact Ltd.	159,502	6,213
Quanta Services Inc.	116,467	6,156
Hubbell Inc. Class B	44,789	6,129
AptarGroup Inc.	53,138	6,015
A O Smith Corp.	111,681	5,897
* Sensata Technologies Holding plc	132,673	5,724
Carlisle Cos. Inc.	46,058	5,636
* HD Supply Holdings Inc.	134,652	5,553
Howmet Aerospace Inc.	321,560	5,377
* Aecom	127,899	5,351
* Berry Global Group Inc.	110,003	5,315
* WEX Inc.	37,237	5,175
Sealed Air Corp.	130,228	5,054
MKS Instruments Inc.	45,727	4,995
Donaldson Co. Inc.	103,138	4,788
* Paylocity Holding Corp.	29,618	4,781
Robert Half International Inc.	89,893	4,759
* Axon Enterprise Inc.	52,367	4,750
Huntington Ingalls Industries Inc.	33,581	4,727
* TopBuild Corp.	27,065	4,620
* Bill.com Holdings Inc.	45,553	4,569
Lincoln Electric Holdings Inc.	49,373	4,544
BWX Technologies Inc.	79,086	4,453
Tetra Tech Inc.	45,225	4,319
Sonoco Products Co.	84,393	4,310
ITT Inc.	72,884	4,304
* Middleby Corp.	47,452	4,257
Knight-Swift Transportation Holdings Inc.	104,152	4,239
CoreLogic Inc.	61,798	4,182
Oshkosh Corp.	56,889	4,181
Woodward Inc.	50,354	4,036
Landstar System Inc.	32,114	4,030
MSA Safety Inc.	29,475	3,955
* Axalta Coating Systems Ltd.	177,650	3,939
FLIR Systems Inc.	108,204	3,879
MDU Resources Group Inc.	171,376	3,856
AGCO Corp.	51,806	3,848
* Euronet Worldwide Inc.	41,681	3,797
Brunswick Corp.	64,245	3,785
* Mercury Systems Inc.	47,971	3,716

	ManpowerGroup Inc.	48,215	3,536
	Littelfuse Inc.	19,848	3,520
	MAXIMUS Inc.	50,978	3,487
	Acuity Brands Inc.	33,809	3,460
	Curtiss-Wright Corp.	35,907	3,349
	Graphic Packaging Holding Co.	235,174	3,314
	Simpson Manufacturing Co. Inc.	33,991	3,303
*	FTI Consulting Inc.	30,691	3,252
*	Builders FirstSource Inc.	98,700	3,220
	Regal Beloit Corp.	34,190	3,209
	Allison Transmission Holdings Inc.	88,026	3,093
	EMCOR Group Inc.	45,282	3,066
	Exponent Inc.	41,973	3,023
	Flowserve Corp.	109,452	2,987
	Eagle Materials Inc.	34,376	2,967
	Louisiana-Pacific Corp.	96,431	2,846
*	Proto Labs Inc.	21,863	2,831
*	Saia Inc.	22,367	2,821
	Armstrong World Industries Inc.	40,350	2,777
	KBR Inc.	123,046	2,751
	Air Lease Corp. Class A	89,732	2,640
*	ASGN Inc.	41,281	2,624
^,*	Nikola Corp.	127,600	2,613
	HEICO Corp.	24,614	2,576
*	Colfax Corp.	80,351	2,520
	UniFirst Corp.	13,218	2,503
*	BMC Stock Holdings Inc.	58,409	2,502
*	Aerojet Rocketdyne Holdings Inc.	62,527	2,494
*	ACI Worldwide Inc.	91,610	2,394
	EnerSys	35,608	2,390
	Advanced Drainage Systems Inc.	37,285	2,328
	John Bean Technologies Corp.	25,319	2,327
	nVent Electric plc	130,360	2,306
*	AMN Healthcare Services Inc.	39,218	2,293
*	Coherent Inc.	20,413	2,264
*	AZEK Co. Inc. Class A	64,771	2,255
	Crane Co.	43,914	2,201
	Watts Water Technologies Inc. Class A	21,803	2,184
	Silgan Holdings Inc.	59,039	2,171
*	Chart Industries Inc.	30,837	2,167
	ABM Industries Inc.	58,734	2,153
	Valmont Industries Inc.	17,069	2,120
^,*	Virgin Galactic Holdings Inc.	109,922	2,114
	AAON Inc.	35,020	2,110
	Altra Industrial Motion Corp.	56,793	2,100
	Kennametal Inc.	72,381	2,095
	EVERTEC Inc.	59,287	2,058
	Franklin Electric Co. Inc.	34,845	2,050
*	Masonite International Corp.	20,808	2,048
*	Installed Building Products Inc.	20,005	2,036
*	MasTec Inc.	48,042	2,027
	Insperity Inc.	30,932	2,026
*	Itron Inc.	33,264	2,020
	Ryder System Inc.	47,779	2,018
	Werner Enterprises Inc.	47,783	2,006
*	TriNet Group Inc.	33,803	2,005
*	Green Dot Corp. Class A	39,599	2,004

*	Kratos Defense & Security Solutions Inc.	103,824	2,002
	MSC Industrial Direct Co. Inc. Class A	31,407	1,987
*	ExlService Holdings Inc.	29,124	1,921
^,*	Workhorse Group Inc.	75,133	1,899
	Applied Industrial Technologies Inc.	34,088	1,878
	HB Fuller Co.	40,865	1,871
	GATX Corp.	29,145	1,858
*	Gibraltar Industries Inc.	28,234	1,839
*	WESCO International Inc.	40,933	1,802
	Macquarie Infrastructure Corp.	66,110	1,778
	Brink's Co.	42,245	1,736
*	Kirby Corp.	47,914	1,733
	Spirit AeroSystems Holdings Inc. Class A	90,593	1,713
	ESCO Technologies Inc.	21,233	1,711
	Badger Meter Inc.	25,630	1,675
*	Navistar International Corp.	38,424	1,673
	Triton International Ltd.	41,056	1,670
	Moog Inc. Class A	26,250	1,668
*	SPX Corp.	35,607	1,651
*	Summit Materials Inc. Class A	97,608	1,614
	ManTech International Corp. Class A	23,351	1,608
	Alliance Data Systems Corp.	38,085	1,599
	Hillenbrand Inc.	56,149	1,592
	Federal Signal Corp.	52,896	1,547
*	SPX FLOW Inc.	36,118	1,547
	Barnes Group Inc.	42,984	1,536
	Comfort Systems USA Inc.	29,730	1,531
*	CryoPort Inc.	32,088	1,521
	Forward Air Corp.	25,914	1,487
	O-I Glass Inc.	140,202	1,485
	Matson Inc.	36,659	1,470
	Korn Ferry	50,288	1,458
*	Beacon Roofing Supply Inc.	46,247	1,437
	Trinity Industries Inc.	73,508	1,433
	Brady Corp. Class A	35,559	1,423
	Mueller Water Products Inc. Class A	136,309	1,416
*	Dycom Industries Inc.	26,504	1,400
*	Atlas Air Worldwide Holdings Inc.	22,608	1,377
*	Hub Group Inc. Class A	27,417	1,376
	Cubic Corp.	23,539	1,369
	Albany International Corp. Class A	27,197	1,347
*	Bloom Energy Corp. Class A	74,429	1,338
*	Vicor Corp.	16,932	1,316
*	Pluralsight Inc. Class A	76,007	1,302
	Otter Tail Corp.	35,769	1,294
*	Repay Holdings Corp. Class A	53,968	1,268
*	Meritor Inc.	60,024	1,257
*	Resideo Technologies Inc.	110,812	1,219
	Schneider National Inc. Class B	48,452	1,198
	Maxar Technologies Inc.	47,978	1,197
	McGrath RentCorp	19,879	1,185
*	Air Transport Services Group Inc.	46,816	1,173
*	JELD-WEN Holding Inc.	51,889	1,173
*	Shift4 Payments Inc. Class A	23,980	1,160
*	Verra Mobility Corp. Class A	119,377	1,153
*	Sykes Enterprises Inc.	33,512	1,146
	Belden Inc.	36,682	1,142

Patrick Industries Inc.	19,636	1,129
Kadant Inc.	10,198	1,118
* OSI Systems Inc.	14,171	1,100
* AeroVironment Inc.	18,273	1,097
Terex Corp.	55,942	1,083
* Livent Corp.	120,274	1,079
Greif Inc. Class A	29,726	1,076
CSW Industrials Inc.	13,902	1,074
Mesa Laboratories Inc.	4,118	1,049
ADT Inc.	127,467	1,041
Fluor Corp.	117,942	1,039
Alamo Group Inc.	9,579	1,035
* FARO Technologies Inc.	16,929	1,032
* Allegheny Technologies Inc.	117,687	1,026
* Cimpress plc	13,544	1,018
Deluxe Corp.	39,329	1,012
* CBIZ Inc.	43,020	984
EnPro Industries Inc.	17,205	971
Enerpac Tool Group Corp. Class A	50,940	958
ICF International Inc.	15,290	941
* Atkore International Group Inc.	40,625	923
Tennant Co.	15,277	922
Kaman Corp.	23,276	907
* Evo Payments Inc. Class A	36,485	907
Astec Industries Inc.	16,678	905
* American Woodmark Corp.	11,441	899
Marten Transport Ltd.	54,181	884
Helios Technologies Inc.	24,221	882
* PGT Innovations Inc.	49,708	871
Encore Wire Corp.	18,565	862
* Huron Consulting Group Inc.	21,776	856
Lindsay Corp.	8,794	850
TTEC Holdings Inc.	15,547	848
* Ferro Corp.	68,206	846
* TriMas Corp.	36,833	840
* GMS Inc.	34,624	834
Griffon Corp.	42,387	828
Granite Construction Inc.	44,997	792
Heartland Express Inc.	41,821	778
Primoris Services Corp.	41,117	742
Columbus McKinnon Corp.	22,122	732
Douglas Dynamics Inc.	21,240	726
ArcBest Corp.	23,211	721
* Herc Holdings Inc.	17,804	705
* Welbilt Inc.	113,684	700
Standex International Corp .	11,789	698
Greenbrier Cos. Inc.	23,292	685
* Cardtronics plc Class A	34,464	682
* Echo Global Logistics Inc.	25,477	657
AZZ Inc.	18,759	640
H&E Equipment Services Inc.	32,264	634
Kforce Inc.	18,809	605
Argan Inc.	13,942	584
* PAE Inc.	68,000	578
AAR Corp.	30,466	573
Chase Corp.	5,851	558
* TrueBlue Inc.	36,032	558

Wabash National Corp.	46,065	551
Gorman-Rupp Co.	18,581	547
Cass Information Systems Inc.	13,588	547
Raven Industries Inc.	25,394	546
* Great Lakes Dredge & Dock Corp.	57,392	546
Shyft Group Inc.	28,838	544
* Parsons Corp.	15,903	533
Kelly Services Inc. Class A	30,890	526
* SEACOR Holdings Inc.	17,439	507
* MYR Group Inc.	13,343	496
CAI International Inc.	17,939	494
* Gates Industrial Corp. plc	42,411	472
* Cornerstone Building Brands Inc.	59,053	471
* BrightView Holdings Inc.	40,909	466
* Pactiv Evergreen Inc.	36,697	466
* CIRCOR International Inc.	16,867	461
* Tutor Perini Corp.	40,140	447
* Conduent Inc.	140,416	447
* Aegion Corp. Class A	29,889	422
* NV5 Global Inc.	7,889	416
Quanex Building Products Corp.	22,034	406
* US Concrete Inc.	13,840	402
Ennis Inc.	22,944	400
Hyster-Yale Materials Handling Inc.	10,725	398
* SP Plus Corp.	22,015	395
* Energy Recovery Inc.	47,800	392
Apogee Enterprises Inc.	18,339	392
* Thermon Group Holdings Inc.	34,609	389
Myers Industries Inc.	29,048	384
* Vectrus Inc.	9,894	376
International Seaways Inc.	24,695	361
MTS Systems Corp.	18,298	350
Miller Industries Inc.	11,281	345
Allied Motion Technologies Inc.	7,963	329
Kronos Worldwide Inc.	25,377	326
Resources Connection Inc.	27,891	322
* Sterling Construction Co. Inc.	22,643	321
Barrett Business Services Inc.	6,077	319
* Donnelley Financial Solutions Inc.	23,600	315
* Construction Partners Inc. Class A	17,242	314
Insteel Industries Inc.	16,294	305
Heidrick & Struggles International Inc.	15,472	304
* Willdan Group Inc.	11,769	300
* Ducommun Inc.	8,885	293
* Forterra Inc.	24,652	291
* GreenSky Inc. Class A	61,300	272
* Vivint Smart Home Inc.	15,900	272
* Ranpak Holdings Corp. Class A	28,400	270
* Manitowoc Co. Inc.	31,178	262
* DXP Enterprises Inc.	15,764	254
* Vishay Precision Group Inc.	9,889	250
* UFP Technologies Inc.	6,036	250
* Modine Manufacturing Co.	39,900	249
* Foundation Building Materials Inc.	15,621	246
CRA International Inc.	6,430	241
Triumph Group Inc.	34,800	227
* Titan Machinery Inc.	17,060	226

* Veritiv Corp.	17,000	215
Park Aerospace Corp.	19,093	209
* Napco Security Technologies Inc.	8,832	208
* ServiceSource International Inc.	139,400	205
* Cross Country Healthcare Inc.	30,721	199
VSE Corp.	6,500	199
* CECO Environmental Corp.	26,869	196
* Northwest Pipe Co.	7,317	194
* IES Holdings Inc.	5,998	191
* Lydall Inc.	11,506	190
* ShotSpotter Inc.	6,113	190
* US Xpress Enterprises Inc. Class A	22,566	186
Powell Industries Inc.	7,254	175
* Radiant Logistics Inc.	33,408	172
* Aspen Aerogels Inc.	14,402	158
* Astronics Corp.	19,792	153
* I3 Verticals Inc. Class A	5,954	150
* Franklin Covey Co.	8,348	148
* Paysign Inc.	25,347	144
Hurco Cos. Inc.	5,051	143
* Transcat Inc.	4,840	142
* Daseke Inc.	25,698	138
* DHI Group Inc	60,119	136
* Team Inc.	24,450	134
* Acacia Research Corp.	38,613	134
* Blue Bird Corp.	11,011	134
* Luna Innovations Inc.	22,193	133
^ Eagle Bulk Shipping Inc.	7,786	127
* BlueLinx Holdings Inc.	5,692	123
* Alpha Pro Tech Ltd.	7,935	117
Universal Logistics Holdings Inc.	5,573	116
REV Group Inc.	14,684	116
United States Lime & Minerals Inc.	1,281	115
* Lawson Products Inc.	2,806	115
* GP Strategies Corp.	11,933	115
Park-Ohio Holdings Corp.	7,030	113
* Orion Group Holdings Inc.	38,600	106
* Orion Energy Systems Inc.	13,570	103
* EVI Industries Inc.	3,846	102
* ExOne Co.	7,987	98
* Select Interior Concepts Inc. Class A	13,592	94
* Hill International Inc.	69,054	91
* LB Foster Co. Class A	6,452	87
Preformed Line Products Co.	1,703	83
Graham Corp.	6,141	78
* LightPath Technologies Inc. Class A	30,132	73
* Concrete Pumping Holdings Inc.	19,696	70
* Core Molding Technologies Inc.	7,270	64
* Armstrong Flooring Inc.	18,628	64
* HC2 Holdings Inc.	26,548	64
* Information Services Group Inc.	29,685	63
* PAM Transportation Services Inc.	1,626	61
* Manitex International Inc.	14,516	61
* Goldfield Corp.	14,150	60
* Montrose Environmental Group Inc.	2,440	58
* USA Truck Inc.	6,111	58
* Gencor Industries Inc.	5,230	58

*	InnerWorkings Inc.	18,706	56
*	YRC Worldwide Inc.	14,000	55
*	Covenant Transportation Group Inc. Class A	3,030	53
	LSI Industries Inc.	6,879	46
*	Hudson Technologies Inc.	38,729	45
*	Ultralife Corp.	6,533	39
*	Perceptron Inc.	5,605	38
*	Broadwind Inc.	12,171	35
*	General Finance Corp.	5,355	34
*	Image Sensing Systems Inc.	8,740	32
*	Odyssey Marine Exploration Inc.	3,525	24
*	PRGX Global Inc.	4,992	24
*	Frequency Electronics Inc.	2,246	23
*	PFSweb Inc.	3,353	22
*	Willis Lease Finance Corp.	1,168	22
^	Applied DNA Sciences Inc.	2,700	21
*	Overseas Shipholding Group Inc. Class A	9,500	20
*	Air Industries Group	16,125	20
	P&F Industries Inc. Class A	4,330	19
*	Mayville Engineering Co. Inc.	1,894	17
	RF Industries Ltd.	3,910	17
*	Babcock & Wilcox Enterprises Inc.	7,346	17
*	ClearSign Technologies Corp.	5,732	13
*	Coda Octopus Group Inc.	2,088	12
*	ALJ Regional Holdings Inc.	15,022	11
*	Houston Wire & Cable Co.	3,866	10
	Espey Mfg. & Electronics Corp.	486	9
	Lightbridge Corp.	2,095	9
*	Usio Inc.	5,651	9
*	StarTek Inc.	1,506	8
*	ENGlobal Corp.	8,787	8
*	Huttig Building Products Inc.	3,194	7
	Innovative Solutions and Support Inc.	784	5
*	Air T Inc.	532	5
*	Volt Information Sciences Inc.	3,158	4
*	Ballantyne Strong Inc.	2,465	4
*	Wireless Telecom Group Inc.	2,760	4
*	Energous Corp.	1,135	3
	BG Staffing Inc.	138	1
*	BioHiTech Global Inc.	490	1
*	Rekor Systems Inc.	95	1
*	Digital Ally Inc.	144	—
*	CPI Aerostructures Inc.	114	—
	AMCON Distributing Co.	3	—
*	Sypris Solutions Inc.	92	—
*	SIFCO Industries Inc.	13	—
*	Air T Inc. Warrants	1,476	—
			3,734,764
Real Estate (2.1%)
	American Tower Corp.	370,534	89,569
	Prologis Inc.	618,834	62,267
	Crown Castle International Corp.	349,183	58,139
	Equinix Inc.	74,214	56,412
	Digital Realty Trust Inc.	224,780	32,989
	SBA Communications Corp. Class A	93,503	29,779
*	CoStar Group Inc.	32,982	27,986
	Public Storage	123,722	27,555

Welltower Inc.	349,591	19,259
Weyerhaeuser Co.	624,588	17,813
AvalonBay Communities Inc.	117,839	17,598
Realty Income Corp.	287,934	17,492
Alexandria Real Estate Equities Inc.	105,262	16,842
Simon Property Group Inc.	255,512	16,527
Equity Residential	311,310	15,980
Ventas Inc.	313,370	13,149
Invitation Homes Inc.	466,622	13,061
* CBRE Group Inc. Class A	266,522	12,519
Healthpeak Properties Inc.	442,986	12,027
Sun Communities Inc.	82,415	11,588
Extra Space Storage Inc.	107,923	11,547
Duke Realty Corp.	307,569	11,349
Essex Property Trust Inc.	54,978	11,039
Mid-America Apartment Communities Inc.	95,059	11,022
VICI Properties Inc.	442,542	10,342
* Zillow Group Inc. Class C	101,517	10,313
WP Carey Inc.	143,155	9,328
Boston Properties Inc.	116,096	9,323
Equity LifeStyle Properties Inc.	134,948	8,272
UDR Inc.	244,803	7,983
Medical Properties Trust Inc.	442,716	7,805
Camden Property Trust	82,076	7,303
CyrusOne Inc.	96,734	6,774
Iron Mountain Inc.	241,336	6,465
Gaming and Leisure Properties Inc.	174,956	6,461
American Homes 4 Rent Class A	226,460	6,450
Host Hotels & Resorts Inc.	592,710	6,395
Americold Realty Trust	166,324	5,946
VEREIT Inc.	909,504	5,912
Omega Healthcare Investors Inc.	190,113	5,692
* Zillow Group Inc. Class A	54,918	5,576
Regency Centers Corp.	142,464	5,416
CubeSmart	159,397	5,150
STORE Capital Corp.	183,500	5,033
National Retail Properties Inc.	145,598	5,025
Vornado Realty Trust	143,998	4,854
Lamar Advertising Co. Class A	72,897	4,824
Kilroy Realty Corp.	91,933	4,777
Rexford Industrial Realty Inc.	104,088	4,763
Healthcare Trust of America Inc. Class A	177,088	4,604
Federal Realty Investment Trust	62,546	4,593
First Industrial Realty Trust Inc.	107,006	4,259
CoreSite Realty Corp.	35,340	4,201
EastGroup Properties Inc.	32,467	4,199
* RealPage Inc.	72,336	4,169
Apartment Investment and Management Co.	123,025	4,148
Jones Lang LaSalle Inc.	43,289	4,141
Life Storage Inc.	39,148	4,121
American Campus Communities Inc.	114,056	3,983
Kimco Realty Corp.	350,279	3,944
* Redfin Corp.	75,198	3,755
Douglas Emmett Inc.	141,907	3,562
Cousins Properties Inc.	122,572	3,504
STAG Industrial Inc.	113,862	3,472
Healthcare Realty Trust Inc.	110,361	3,324

QTS Realty Trust Inc. Class A	50,738	3,198
Terreno Realty Corp.	56,577	3,098
Spirit Realty Capital Inc.	89,021	3,004
Highwoods Properties Inc.	89,010	2,988
Brixmor Property Group Inc.	252,100	2,947
Physicians Realty Trust	163,700	2,932
Hudson Pacific Properties Inc.	131,818	2,891
Agree Realty Corp.	45,010	2,864
Rayonier Inc.	107,001	2,829
JBG SMITH Properties	105,565	2,823
SL Green Realty Corp.	60,214	2,792
Hannon Armstrong Sustainable Infrastructure Capital Inc.	60,847	2,572
Equity Commonwealth	93,391	2,487
Sabra Health Care REIT Inc.	176,637	2,435
Lexington Realty Trust	228,752	2,390
PotlatchDeltic Corp.	55,482	2,336
Innovative Industrial Properties Inc.	18,145	2,252
National Health Investors Inc.	36,528	2,202
Corporate Office Properties Trust	92,448	2,193
Park Hotels & Resorts Inc.	202,485	2,023
* Howard Hughes Corp.	32,898	1,895
PS Business Parks Inc.	15,020	1,838
EPR Properties	65,833	1,810
Weingarten Realty Investors	104,434	1,771
Outfront Media Inc.	120,261	1,750
Uniti Group Inc.	163,693	1,725
Taubman Centers Inc.	49,786	1,657
Apple Hospitality REIT Inc.	168,683	1,621
Kennedy-Wilson Holdings Inc.	111,011	1,612
Ryman Hospitality Properties Inc.	43,525	1,602
Four Corners Property Trust Inc.	62,065	1,588
Essential Properties Realty Trust Inc.	85,180	1,561
Brandywine Realty Trust	150,714	1,558
Sunstone Hotel Investors Inc.	196,204	1,558
National Storage Affiliates Trust	47,403	1,551
Washington REIT	71,367	1,437
Easterly Government Properties Inc.	63,662	1,427
CareTrust REIT Inc.	79,600	1,416
Pebblebrook Hotel Trust	110,800	1,388
Piedmont Office Realty Trust Inc. Class A	100,960	1,370
Global Net Lease Inc.	82,784	1,316
RLJ Lodging Trust	146,556	1,269
Industrial Logistics Properties Trust	57,267	1,252
Monmouth Real Estate Investment Corp.	88,126	1,221
Retail Properties of America Inc.	198,031	1,151
American Assets Trust Inc.	47,197	1,137
GEO Group Inc.	99,055	1,123
Service Properties Trust	139,831	1,112
Colony Capital Inc.	400,630	1,094
LTC Properties Inc.	31,068	1,083
Columbia Property Trust Inc.	97,976	1,069
Retail Opportunity Investments Corp.	100,830	1,050
Paramount Group Inc.	143,145	1,013
Empire State Realty Trust Inc.	165,200	1,011
* Realogy Holdings Corp.	102,200	965
Urban Edge Properties	97,419	947
DiamondRock Hospitality Co.	180,995	918

	Kite Realty Group Trust	77,745	900
	Independence Realty Trust Inc.	77,465	898
	NexPoint Residential Trust Inc.	19,903	883
*	Cushman & Wakefield plc	83,199	874
	Safehold Inc.	13,795	857
	Acadia Realty Trust	80,207	842
	SITE Centers Corp.	116,115	836
	Getty Realty Corp.	32,126	836
	Office Properties Income Trust	40,326	836
	CoreCivic Inc.	97,038	776
	Community Healthcare Trust Inc.	16,547	774
	Alexander & Baldwin Inc.	65,630	736
	Mack-Cali Realty Corp.	57,742	729
	Xenia Hotels & Resorts Inc.	82,530	725
	Investors Real Estate Trust	10,641	693
	Universal Health Realty Income Trust	12,007	684
^	Macerich Co.	96,627	656
*	Marcus & Millichap Inc.	23,257	640
	Diversified Healthcare Trust	181,625	639
	American Finance Trust Inc.	99,800	626
	Newmark Group Inc. Class A	144,190	623
	Global Medical REIT Inc.	44,324	598
^	Tanger Factory Outlet Centers Inc.	89,592	540
	RE/MAX Holdings Inc. Class A	15,637	512
	Summit Hotel Properties Inc.	97,548	505
^	Broadstone Net Lease Inc. Class A	29,745	499
	Armada Hoffler Properties Inc.	52,430	486
	Gladstone Commercial Corp.	28,553	481
^,*	Seritage Growth Properties Class A	34,654	466
^	Brookfield Property REIT Inc. Class A	37,887	464
	RMR Group Inc. Class A	15,625	429
*	St. Joe Co.	20,176	416
	UMH Properties Inc.	30,027	407
	Colony Credit Real Estate Inc.	81,370	400
	RPT Realty	70,559	384
	Alexander's Inc.	1,565	384
	CatchMark Timber Trust Inc. Class A	41,677	372
	Front Yard Residential Corp.	41,596	364
	Plymouth Industrial REIT Inc.	29,251	361
	Franklin Street Properties Corp.	98,415	360
	Saul Centers Inc.	13,262	353
	New Senior Investment Group Inc.	82,301	329
*	Tejon Ranch Co.	22,743	322
	Jernigan Capital Inc.	18,034	309
	Chatham Lodging Trust	38,700	295
*	Forestar Group Inc.	14,329	254
	CorePoint Lodging Inc.	46,100	251
	Gladstone Land Corp.	15,740	236
	Ares Commercial Real Estate Corp.	25,400	232
	Hersha Hospitality Trust Class A	40,700	225
	Urstadt Biddle Properties Inc. Class A	23,329	215
*	FRP Holdings Inc.	5,128	214
	One Liberty Properties Inc.	12,974	212
	Whitestone REIT	35,347	212
	Preferred Apartment Communities Inc. Class A	38,542	208
*	PICO Holdings Inc.	22,524	202
	CTO Realty Growth Inc.	4,255	188

	City Office REIT Inc.	23,669	178
	Bluerock Residential Growth REIT Inc.	20,718	157
	Farmland Partners Inc.	21,975	146
*	Rafael Holdings Inc. Class B	7,468	116
	Postal Realty Trust Inc. Class A	6,900	104
	Urstadt Biddle Properties Inc.	11,046	93
	Clipper Realty Inc.	14,042	85
*	Stratus Properties Inc.	3,856	83
	Griffin Industrial Realty Inc.	1,523	81
	Tiptree Inc.	15,559	77
	CorEnergy Infrastructure Trust Inc.	11,831	69
	BRT Apartments Corp.	4,134	49
	Global Self Storage Inc.	10,820	43
*	Wheeler REIT Inc.	13,002	40
^,*	CBL & Associates Properties Inc.	116,777	19
	Sotherly Hotels Inc.	10,121	18
*	Maui Land & Pineapple Co. Inc.	1,478	16
*	Ashford Hospitality Trust Inc.	7,964	13
*	Transcontinental Realty Investors Inc.	261	7
	Condor Hospitality Trust Inc.	51	—
			977,933
Technology (15.6%)
	Apple Inc.	12,863,769	1,489,753
	Microsoft Corp.	6,324,097	1,330,147
*	Facebook Inc. Class A	2,009,340	526,246
*	Alphabet Inc. Class C	245,726	361,119
*	Alphabet Inc. Class A	242,254	355,047
	NVIDIA Corp.	489,795	265,087
*	Adobe Inc.	400,993	196,659
	Intel Corp.	3,548,430	183,738
*	salesforce.com Inc.	715,796	179,894
	Broadcom Inc.	336,048	122,429
	QUALCOMM Inc.	942,942	110,965
	Texas Instruments Inc.	764,104	109,106
	Oracle Corp.	1,665,494	99,430
	International Business Machines Corp.	743,567	90,470
*	Advanced Micro Devices Inc.	981,826	80,500
*	ServiceNow Inc.	159,797	77,502
*	Zoom Video Communications Inc. Class A	144,649	68,001
	Intuit Inc.	207,515	67,693
	Applied Materials Inc.	761,755	45,286
*	Micron Technology Inc.	926,382	43,503
*	Autodesk Inc.	183,667	42,429
	Lam Research Corp.	121,591	40,338
	Analog Devices Inc.	308,040	35,961
	Roper Technologies Inc.	87,503	34,573
*	DocuSign Inc. Class A	147,280	31,701
	Cognizant Technology Solutions Corp. Class A	452,641	31,422
*	Workday Inc. Class A	145,689	31,342
*	Twilio Inc. Class A	115,490	28,536
*	Twitter Inc.	624,001	27,768
	TE Connectivity Ltd.	276,873	27,062
*	Synopsys Inc.	126,097	26,982
	Amphenol Corp. Class A	246,949	26,737
	KLA Corp.	130,250	25,235
*	Splunk Inc.	133,037	25,028
*	Cadence Design Systems Inc.	233,810	24,931

* ANSYS Inc.	71,686	23,458
* Match Group Inc.	206,045	22,799
HP Inc.	1,192,259	22,641
* Snap Inc.	862,188	22,512
Marvell Technology Group Ltd.	555,170	22,040
Microchip Technology Inc.	210,671	21,649
Xilinx Inc.	203,417	21,204
* Okta Inc.	97,743	20,902
Corning Inc.	639,589	20,729
Skyworks Solutions Inc.	139,947	20,362
* Palo Alto Networks Inc.	76,554	18,737
* RingCentral Inc. Class A	64,784	17,790
* VeriSign Inc.	80,923	16,577
* Crowdstrike Holdings Inc. Class A	118,653	16,293
* Pinterest Inc. Class A	387,464	16,084
* Coupa Software Inc.	55,827	15,310
Maxim Integrated Products Inc.	222,682	15,056
* Akamai Technologies Inc.	135,332	14,960
* EPAM Systems Inc.	44,710	14,454
CDW Corp.	119,652	14,302
Citrix Systems Inc.	103,300	14,225
* Datadog Inc. Class A	135,236	13,816
* Dell Technologies Inc.	201,347	13,629
* Fortinet Inc.	115,203	13,572
* Paycom Software Inc.	41,809	13,015
* Qorvo Inc.	94,991	12,255
* Tyler Technologies Inc.	33,255	11,591
SS&C Technologies Holdings Inc.	183,294	11,093
Teradyne Inc.	138,682	11,020
* Black Knight Inc.	123,588	10,758
Leidos Holdings Inc.	119,312	10,637
* GoDaddy Inc. Class A	139,355	10,587
* HubSpot Inc.	36,178	10,572
Hewlett Packard Enterprise Co.	1,068,330	10,010
* Zendesk Inc.	96,887	9,972
NortonLifeLock Inc.	468,810	9,770
Monolithic Power Systems Inc.	34,869	9,750
* VMware Inc. Class A	65,141	9,359
* Ceridian HCM Holding Inc.	111,822	9,242
* Arista Networks Inc.	44,547	9,218
* Slack Technologies Inc. Class A	340,900	9,157
Seagate Technology plc	183,745	9,053
* Gartner Inc.	71,656	8,953
* MongoDB Inc.	38,449	8,901
Western Digital Corp.	235,889	8,622
* Avalara Inc.	66,451	8,462
Entegris Inc.	113,143	8,411
* Zscaler Inc.	59,436	8,362
NetApp Inc.	186,686	8,184
* IAC/InterActiveCorp	67,152	8,043
* Nuance Communications Inc.	237,106	7,870
* ON Semiconductor Corp.	342,859	7,437
* Five9 Inc.	55,573	7,207
* Guidewire Software Inc.	69,017	7,196
* Aspen Technology Inc.	56,708	7,179
* PTC Inc.	86,678	7,170
Universal Display Corp.	35,800	6,470

* Anaplan Inc.	102,211	6,396
* Fastly Inc. Class A	68,256	6,394
* F5 Networks Inc.	51,281	6,296
* Dynatrace Inc.	152,743	6,266
* Snowflake Inc. Class A	23,050	5,786
* Cree Inc.	90,624	5,776
* Grubhub Inc.	78,040	5,645
* Cloudflare Inc. Class A	130,555	5,361
* Arrow Electronics Inc.	67,057	5,275
* Manhattan Associates Inc.	54,050	5,161
* Proofpoint Inc.	48,834	5,154
* Elastic NV	46,922	5,062
* Inphi Corp.	43,509	4,884
* IPG Photonics Corp.	28,541	4,851
* Alteryx Inc. Class A	42,694	4,848
* Dropbox Inc. Class A	250,539	4,825
SYNNEX Corp.	34,063	4,771
* Smartsheet Inc. Class A	96,316	4,760
* CACI International Inc. Class A	20,926	4,461
CDK Global Inc.	101,761	4,436
Pegasystems Inc.	33,660	4,074
Jabil Inc.	115,221	3,947
Science Applications International Corp.	48,317	3,789
* Q2 Holdings Inc.	40,852	3,728
DXC Technology Co.	208,074	3,714
* Everbridge Inc.	28,790	3,620
* II-VI Inc.	88,803	3,602
Cabot Microelectronics Corp.	24,837	3,547
* Silicon Laboratories Inc.	36,364	3,558
* Blackline Inc.	39,108	3,505
National Instruments Corp.	96,305	3,438
* Nutanix Inc.	154,149	3,419
* Cirrus Logic Inc.	49,760	3,356
* Envestnet Inc.	42,972	3,316
* Lattice Semiconductor Corp.	113,370	3,283
* Pure Storage Inc. Class A	203,678	3,135
* Varonis Systems Inc.	25,916	2,991
* Bandwidth Inc. Class A	16,936	2,957
* Sailpoint Technologies Holdings Inc.	73,881	2,923
* Novanta Inc.	27,730	2,921
* Semtech Corp.	54,392	2,881
* Change Healthcare Inc.	198,343	2,878
Brooks Automation Inc.	62,186	2,877
* J2 Global Inc.	39,209	2,714
* LiveRamp Holdings Inc.	52,341	2,710
* Qualys Inc.	27,638	2,709
Dun & Bradstreet Holdings Inc.	103,058	2,644
Xerox Holdings Corp.	140,412	2,636
Power Integrations Inc.	46,956	2,601
* LivePerson Inc.	49,636	2,581
* New Relic Inc.	44,666	2,517
* Rapid7 Inc.	40,501	2,480
* ZoomInfo Technologies Inc. Class A	56,893	2,446
* NCR Corp.	110,373	2,444
Blackbaud Inc.	41,528	2,319
* Verint Systems Inc.	47,440	2,286
Perspecta Inc.	116,559	2,267

*	SPS Commerce Inc.	29,067	2,263
*	Synaptics Inc.	27,837	2,239
*	FireEye Inc.	176,573	2,180
*	Box Inc.	125,113	2,172
*	SVMK Inc.	96,774	2,140
*	Tenable Holdings Inc.	56,267	2,124
	Avnet Inc.	81,605	2,109
^,*	Appian Corp. Class A	32,188	2,084
*	Teradata Corp.	91,716	2,082
*	Advanced Energy Industries Inc.	32,831	2,066
*	Covetrus Inc.	83,151	2,029
*	Fabrinet	32,074	2,022
*	Diodes Inc.	35,650	2,012
*	Alarm.com Holdings Inc.	36,158	1,998
*	Cornerstone OnDemand Inc.	52,062	1,893
*	Cloudera Inc.	172,180	1,875
*	Medallia Inc.	65,235	1,789
*	Insight Enterprises Inc.	29,951	1,695
*	Plexus Corp.	23,897	1,688
*	Appfolio Inc.	11,885	1,685
*	FormFactor Inc.	66,692	1,663
	Vishay Intertechnology Inc.	106,745	1,662
*	Workiva Inc. Class A	29,035	1,619
*	Rogers Corp.	15,596	1,529
*	Sanmina Corp.	56,334	1,524
*	Bottomline Technologies DE Inc.	36,141	1,524
*	CommVault Systems Inc.	37,185	1,517
*	Cargurus Inc.	69,376	1,501
*	Ambarella Inc.	27,883	1,455
	Progress Software Corp.	39,409	1,446
	Schrodinger Inc.	30,132	1,432
	Vroom Inc.	27,295	1,413
*	Cerence Inc.	28,889	1,412
*	MACOM Technology Solutions Holdings Inc.	40,877	1,390
*	Altair Engineering Inc. Class A	32,445	1,362
*	MaxLinear Inc.	56,398	1,311
*	Rambus Inc.	94,189	1,289
*	Perficient Inc.	29,896	1,278
*	NetScout Systems Inc.	57,830	1,262
*	Onto Innovation Inc.	41,271	1,229
*	Yelp Inc. Class A	60,757	1,221
*	Virtusa Corp.	24,759	1,217
*	Allscripts Healthcare Solutions Inc.	144,864	1,179
*	Yext Inc.	77,669	1,179
*	Upwork Inc.	67,043	1,169
	CSG Systems International Inc.	28,496	1,167
*	SolarWinds Corp.	52,962	1,077
	NIC Inc.	54,680	1,077
	Xperi Holding Corp	90,642	1,041
*	PROS Holdings Inc.	32,175	1,028
*	TTM Technologies Inc.	87,416	997
*	PagerDuty Inc.	36,017	976
*	Super Micro Computer Inc.	36,500	964
	Shutterstock Inc.	18,476	961
	Simulations Plus Inc.	12,535	945
*	Model N Inc.	26,774	945
*	JFrog Ltd.	11,100	940

* Avaya Holdings Corp.	60,729	923
* ePlus Inc.	12,000	878
* Ping Identity Holding Corp.	27,642	863
Methode Electronics Inc.	30,210	861
* Domo Inc.	22,406	859
* TechTarget Inc.	18,851	829
Pitney Bowes Inc.	150,800	801
* Upland Software Inc.	21,208	800
* Calix Inc.	44,325	788
* Ultra Clean Holdings Inc.	36,044	773
* CEVA Inc.	19,501	768
* MicroStrategy Inc. Class A	4,891	736
* Zuora Inc. Class A	70,145	725
* Amkor Technology Inc.	63,168	707
* MobileIron Inc.	93,864	658
Cohu Inc.	37,517	645
^ BigCommerce Holdings Inc.	7,720	643
* Axcelis Technologies Inc.	29,206	643
* Unisys Corp.	59,342	633
* ACM Research Inc. Class A	9,080	627
* Photronics Inc.	61,753	615
* nLight Inc.	26,021	611
* OneSpan Inc.	29,119	610
* Veeco Instruments Inc.	50,209	586
* PAR Technology Corp.	14,286	579
Switch Inc.	36,324	567
Jamf Holding Corp.	14,997	564
* Eventbrite Inc. Class A	51,290	556
* Limelight Networks Inc.	96,551	556
* Tucows Inc. Class A	7,729	533
* ScanSource Inc.	26,347	522
SiTime Corp.	6,200	521
* Agilysys Inc.	20,731	501
* Duck Creek Technologies Inc.	10,901	495
Benchmark Electronics Inc.	24,459	493
* Rackspace Technology Inc.	25,398	490
* 3D Systems Corp.	98,466	483
QAD Inc. Class A	11,360	479
* PDF Solutions Inc.	25,459	476
* Brightcove Inc.	45,086	462
* Ichor Holdings Ltd.	21,153	456
CTS Corp.	20,707	456
* Diebold Nixdorf Inc.	59,335	453
* TrueCar Inc.	89,707	449
* Sprout Social Inc. Class A	11,156	430
* Vertex Inc.	18,497	425
* Blucora Inc.	43,886	413
* Mitek Systems Inc.	31,555	402
Ebix Inc.	18,036	372
American Software Inc. Class A	26,372	370
PC Connection Inc.	8,866	364
* A10 Networks Inc.	55,454	353
* Impinj Inc.	13,362	352
Computer Programs and Systems Inc.	12,734	352
Groupon Inc. Class A	17,200	351
* Forrester Research Inc.	10,298	338
* Endurance International Group Holdings Inc.	54,700	314

^	Cleanspark Inc.	25,000	312
*	AXT Inc.	50,500	309
	Hackett Group Inc.	26,902	301
*	Sciplay Corp. Class A	18,478	300
*	Zix Corp.	50,588	295
*	Arlo Technologies Inc.	55,119	290
*	EverQuote Inc. Class A	7,354	284
	VirnetX Holding Corp.	52,143	275
*	ChannelAdvisor Corp.	18,866	273
*	Alpha & Omega Semiconductor Ltd.	21,156	271
*	Sumo Logic Inc.	12,398	270
*	Avid Technology Inc.	31,062	266
*	DSP Group Inc.	19,510	257
^,*	Digimarc Corp.	11,500	257
*	Kimball Electronics Inc.	20,481	237
*	eGain Corp.	16,436	233
^,*	MicroVision Inc.	113,698	222
*	Grid Dynamics Holdings Inc.	28,478	220
*	NeoPhotonics Corp.	35,595	217
*	CyberOptics Corp.	6,679	213
*	Benefitfocus Inc.	18,600	208
*	Waitr Holdings Inc.	58,338	188
*	Veritone Inc.	20,477	188
	NVE Corp.	3,806	187
*	Intelligent Systems Corp.	4,500	175
*	Immersion Corp.	24,728	174
*	GTY Technology Holdings Inc.	61,116	162
*	Telenav Inc.	43,962	158
	PCTEL Inc.	26,127	148
*	Synchronoss Technologies Inc.	47,825	144
*	Smith Micro Software Inc.	36,400	136
*	Iteris Inc.	30,071	123
*	comScore Inc.	58,400	119
	Daktronics Inc.	27,019	107
*	SecureWorks Corp. Class A	8,244	94
*	EMCORE Corp.	28,435	92
*	Intevac Inc.	15,339	85
^,*	Atomera Inc.	7,854	82
*	Beyond Air Inc.	15,642	81
*	Palantir Technologies Inc. Class A	7,318	69
*	Pixelworks Inc.	32,934	68
*	Identiv Inc.	10,179	64
*	Unity Software Inc.	712	62
*	Red Violet Inc.	3,326	61
*	Amtech Systems Inc.	11,877	58
*	SharpSpring Inc.	5,104	57
*	NetSol Technologies Inc.	18,065	53
*	GSI Technology Inc.	9,342	53
*	Park City Group Inc.	9,689	48
*	Great Elm Capital Group Inc.	19,881	47
*	inTEST Corp.	10,157	46
^,*	Boxlight Corp. Class A	28,067	45
*	Qumu Corp.	8,832	41
*	Computer Task Group Inc.	7,990	40
*	Crexendo Inc.	5,700	32
	ARC Document Solutions Inc.	34,251	31
	CSP Inc.	3,181	27

TransAct Technologies Inc.	5,458	27
* Intellicheck Inc.	4,082	27
* Kopin Corp.	18,243	25
* Everspin Technologies Inc.	4,413	25
* IEC Electronics Corp.	2,860	25
* Inuvo Inc.	65,578	24
* Bentley Systems Inc. Class B	716	22
* Key Tronic Corp.	2,174	21
* eMagin Corp.	16,532	21
AstroNova Inc.	2,465	20
* Rimini Street Inc.	6,024	19
* Asana Inc.	668	19
* RealNetworks Inc.	13,821	17
* Issuer Direct Corp.	848	17
QuickLogic Corp.	5,364	17
* Mohawk Group Holdings Inc.	1,716	14
Support.com Inc.	7,058	13
* Aehr Test Systems	8,824	12
* RCM Technologies Inc.	8,104	11
Richardson Electronics Ltd.	2,700	11
* Data I/O Corp.	3,396	11
* AutoWeb Inc.	3,439	11
* Evolving Systems Inc.	8,822	10
* CVD Equipment Corp.	2,737	8
* WidePoint Corp.	15,997	8
* Westell Technologies Inc. Class A	5,802	7
* BSQUARE Corp.	4,685	6
* Streamline Health Solutions Inc.	3,730	6
* Innodata Inc.	1,873	6
* Trio-Tech International	1,654	6
* GSE Systems Inc.	5,300	6
* Mastech Digital Inc.	260	5
* CynergisTek Inc.	2,223	3
* Exela Technologies Inc.	4,182	2
* Steel Connect Inc.	1,391	1
* Remark Holdings Inc.	556	1
* Synacor Inc.	313	—
* Verb Technology Co. Inc.	400	—
		7,349,362
Telecommunications (2.1%)
Verizon Communications Inc.	3,454,212	205,491
Comcast Corp. Class A	3,807,969	176,157
AT&T Inc.	5,942,673	169,426
Cisco Systems Inc.	3,173,922	125,021
* Charter Communications Inc. Class A	119,632	74,691
* T-Mobile US Inc.	465,657	53,253
L3Harris Technologies Inc.	180,864	30,718
Motorola Solutions Inc.	141,341	22,164
* Roku Inc.	88,586	16,725
* Liberty Broadband Corp.	106,530	15,220
CenturyLink Inc.	925,889	9,342
Cable One Inc.	4,482	8,450
* Altice USA Inc. Class A	277,507	7,215
* GCI Liberty Inc. Class A	80,232	6,576
Juniper Networks Inc.	274,816	5,909
* DISH Network Corp. Class A	203,125	5,897
* Liberty Broadband Corp. Class A	37,311	5,291

*	Ciena Corp.	130,087	5,163
*	Lumentum Holdings Inc.	59,695	4,485
*	Iridium Communications Inc.	94,851	2,426
*	Viavi Solutions Inc.	202,973	2,381
	Cogent Communications Holdings Inc.	36,038	2,164
*	Vonage Holdings Corp.	198,534	2,031
*	Acacia Communications Inc.	29,825	2,010
	Shenandoah Telecommunications Co.	41,210	1,831
	InterDigital Inc.	27,770	1,585
*	CommScope Holding Co. Inc.	167,246	1,505
	Telephone and Data Systems Inc.	78,859	1,454
*	8x8 Inc.	89,172	1,387
*	ViaSat Inc.	38,990	1,341
	Ubiquiti Inc.	5,731	955
*	EchoStar Corp. Class A	36,270	903
*	Infinera Corp.	145,087	894
*	Vocera Communications Inc.	27,022	786
*	NETGEAR Inc.	24,562	757
^,*	Inseego Corp.	68,330	705
*	Cincinnati Bell Inc.	37,988	570
*	Harmonic Inc.	90,373	504
	ATN International Inc.	9,908	497
	ADTRAN Inc.	43,334	444
*	Boingo Wireless Inc.	42,946	438
^,*	Gogo Inc.	47,020	434
*	Extreme Networks Inc.	100,915	406
*	Anterix Inc.	11,305	370
*	Consolidated Communications Holdings Inc.	61,662	351
*	Digi International Inc.	22,420	350
	Comtech Telecommunications Corp.	22,650	317
*	WideOpenWest Inc.	58,237	302
*	United States Cellular Corp.	10,230	302
	Plantronics Inc.	23,993	284
	Loral Space & Communications Inc.	14,708	269
*	Ooma Inc.	19,530	255
*	Applied Optoelectronics Inc.	22,599	254
*	ORBCOMM Inc.	68,300	232
*	CalAmp Corp.	29,591	213
*	Hemisphere Media Group Inc.	22,025	191
	Spok Holdings Inc.	19,815	188
*	Ribbon Communications Inc.	46,727	181
*	Clearfield Inc.	7,179	145
*	Casa Systems Inc.	34,412	139
*	Globalstar Inc.	447,307	137
^,*	GTT Communications Inc.	24,690	127
*	IDT Corp. Class B	18,097	119
	Alaska Communications Systems Group Inc.	57,396	115
*	Airgain Inc.	8,585	115
*	DZS Inc.	9,587	90
*	KVH Industries Inc.	9,132	82
*	Genasys Inc.	13,190	81
	Bel Fuse Inc. Class B	7,191	77
^,*	Resonant Inc.	25,351	60
*	Powerfleet Inc.	9,595	54
*	RigNet Inc.	9,523	39
*	Aviat Networks Inc.	934	20
*	SeaChange International Inc.	16,682	14

*	Sonim Technologies Inc.	12,400	10
*	ClearOne Inc.	4,114	9
	Network-1 Technologies Inc.	2,710	7
	Communications Systems Inc.	1,854	7
*,§	Media General Inc. CVR	82,296	3
*	Optical Cable Corp.	889	3
^,*,§	Social Reality Inc. Rights Exp. 12/31/2049	7,581	2
	Bel Fuse Inc. Class A	197	2
*	Lantronix Inc.	111	1
			981,119
Utilities (1.9%)
	NextEra Energy Inc.	408,604	113,412
	Dominion Energy Inc.	702,943	55,483
	Duke Energy Corp.	615,883	54,543
	Southern Co.	884,344	47,949
	Waste Management Inc.	354,658	40,137
	American Electric Power Co. Inc.	414,558	33,882
	Xcel Energy Inc.	440,061	30,369
	Exelon Corp.	814,710	29,134
	Sempra Energy	240,365	28,450
	WEC Energy Group Inc.	264,326	25,613
	Eversource Energy	282,922	23,638
	Public Service Enterprise Group Inc.	423,013	23,228
	Waste Connections Inc.	221,080	22,948
	American Water Works Co. Inc.	151,454	21,943
	Consolidated Edison Inc.	278,610	21,676
	DTE Energy Co.	160,458	18,459
	PPL Corp.	645,564	17,566
	Entergy Corp.	167,696	16,523
	Ameren Corp.	207,098	16,377
	Republic Services Inc. Class A	172,956	16,145
	Edison International	315,957	16,063
	CMS Energy Corp.	238,393	14,640
	FirstEnergy Corp.	451,445	12,961
*	PG&E Corp.	1,218,405	11,441
	Alliant Energy Corp.	207,121	10,698
	AES Corp.	557,307	10,093
	Evergy Inc.	191,416	9,728
	Atmos Energy Corp.	100,823	9,638
	CenterPoint Energy Inc.	451,503	8,737
	Essential Utilities Inc.	203,529	8,192
	Vistra Corp.	397,703	7,501
	NiSource Inc.	322,917	7,104
	Pinnacle West Capital Corp.	93,594	6,977
	NRG Energy Inc.	187,468	5,763
	UGI Corp.	173,836	5,733
*	Sunrun Inc.	71,876	5,539
	OGE Energy Corp.	166,924	5,006
*	Stericycle Inc.	77,958	4,916
	IDACORP Inc.	42,156	3,368
	ONE Gas Inc.	44,464	3,068
	Hawaiian Electric Industries Inc.	91,097	3,028
	National Fuel Gas Co.	73,362	2,978
	PNM Resources Inc.	68,464	2,830
	Black Hills Corp.	52,832	2,826
	Southwest Gas Holdings Inc.	42,821	2,702
	Portland General Electric Co.	76,001	2,698

	Avangrid Inc.			52,937	2,671
*	Clean Harbors Inc.			43,183	2,420
	ALLETE Inc.			45,896	2,375
	American States Water Co.			31,594	2,368
	Spire Inc.			40,955	2,179
	New Jersey Resources Corp.			80,359	2,171
*	Casella Waste Systems Inc. Class A			37,663	2,103
	NorthWestern Corp.			42,935	2,088
	Ormat Technologies Inc.			34,020	2,011
	MGE Energy Inc.			31,769	1,991
	Avista Corp.			57,440	1,960
	California Water Service Group			42,758	1,858
*	Advanced Disposal Services Inc.			56,212	1,699
*	Evoqua Water Technologies Corp.			80,075	1,699
	Clearway Energy Inc.			60,582	1,633
	South Jersey Industries Inc.			78,076	1,505
	SJW Group			24,606	1,498
	Northwest Natural Holding Co.			27,918	1,267
	Chesapeake Utilities Corp.			14,678	1,237
*	Sunnova Energy International Inc.			39,764	1,209
	Clearway Energy Inc. Class A			35,643	880
	Middlesex Water Co.			14,057	874
*	Harsco Corp.			61,710	858
	US Ecology Inc.			23,407	765
	Covanta Holding Corp.			98,034	760
	York Water Co.			13,468	569
	Unitil Corp.			14,703	568
*	Pure Cycle Corp.			36,107	325
*	Cadiz Inc.			29,858	297
	Artesian Resources Corp. Class A			6,216	214
*	Heritage-Crystal Clean Inc.			14,261	190
*	Atlantic Power Corp.			81,570	160
	RGC Resources Inc.			5,719	134
	Genie Energy Ltd. Class B			13,020	104
	Spark Energy Inc. Class A			9,045	75
^,*	Aqua Metals Inc.			46,946	43
*	Charah Solutions Inc.			10,207	31
	Global Water Resources Inc.			2,764	30
*	Sharps Compliance Corp.			2,867	18
*	Fuel Tech Inc.			14,473	12
	Advanced Emissions Solutions Inc.			2,073	8
*	Perma-Fix Environmental Services Inc.			605	4
*	Vertex Energy Inc.			7,299	4
					886,568
Total Common Stocks (Cost $10,455,209)					27,854,263
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (24.3%)
U.S. Government Securities (15.7%)
	United States Treasury Note/Bond	7.875%	2/15/21	400	411
	United States Treasury Note/Bond	2.125%	8/15/21	45,000	45,780
	United States Treasury Note/Bond	2.750%	8/15/21	7,250	7,415
	United States Treasury Note/Bond	1.125%	8/31/21	16,257	16,404
	United States Treasury Note/Bond	1.500%	8/31/21	65,000	65,813
	United States Treasury Note/Bond	2.000%	8/31/21	29,775	30,282

United States Treasury Note/Bond	2.750%	9/15/21	12,215	12,518
United States Treasury Note/Bond	1.125%	9/30/21	9,335	9,427
United States Treasury Note/Bond	1.500%	9/30/21	50,000	50,680
United States Treasury Note/Bond	2.125%	9/30/21	9,240	9,422
United States Treasury Note/Bond	2.875%	10/15/21	28,304	29,109
United States Treasury Note/Bond	1.250%	10/31/21	26,975	27,300
United States Treasury Note/Bond	1.500%	10/31/21	20,000	20,294
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,923
United States Treasury Note/Bond	2.875%	11/15/21	28,729	29,609
United States Treasury Note/Bond	8.000%	11/15/21	1,500	1,631
United States Treasury Note/Bond	1.500%	11/30/21	31,610	32,109
United States Treasury Note/Bond	1.750%	11/30/21	28,330	28,861
United States Treasury Note/Bond	1.875%	11/30/21	8,881	9,060
United States Treasury Note/Bond	2.625%	12/15/21	8,419	8,671
United States Treasury Note/Bond	1.625%	12/31/21	1,785	1,818
United States Treasury Note/Bond	2.000%	12/31/21	9,073	9,283
United States Treasury Note/Bond	2.125%	12/31/21	13,450	13,782
United States Treasury Note/Bond	2.500%	1/15/22	54,501	56,162
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,516
United States Treasury Note/Bond	2.000%	2/15/22	18,553	19,026
United States Treasury Note/Bond	2.500%	2/15/22	5,578	5,758
United States Treasury Note/Bond	1.750%	2/28/22	26,621	27,228
United States Treasury Note/Bond	1.875%	2/28/22	19,755	20,240
United States Treasury Note/Bond	2.375%	3/15/22	1	1
United States Treasury Note/Bond	0.375%	3/31/22	159,650	160,199
United States Treasury Note/Bond	1.750%	3/31/22	19,634	20,106
United States Treasury Note/Bond	0.125%	4/30/22	34,275	34,270
United States Treasury Note/Bond	1.750%	4/30/22	1	1
United States Treasury Note/Bond	1.875%	4/30/22	1	1
United States Treasury Note/Bond	2.125%	5/15/22	1	1
United States Treasury Note/Bond	0.125%	5/31/22	23,330	23,326
United States Treasury Note/Bond	1.750%	5/31/22	32,877	33,760
United States Treasury Note/Bond	1.875%	5/31/22	39,675	40,822
United States Treasury Note/Bond	1.750%	6/15/22	66,155	67,974
United States Treasury Note/Bond	0.125%	6/30/22	2,526	2,526
United States Treasury Note/Bond	1.750%	6/30/22	25,000	25,703
United States Treasury Note/Bond	2.125%	6/30/22	19,560	20,239
United States Treasury Note/Bond	1.750%	7/15/22	17,955	18,471
United States Treasury Note/Bond	0.125%	7/31/22	34,375	34,370
United States Treasury Note/Bond	1.875%	7/31/22	30,465	31,431
United States Treasury Note/Bond	2.000%	7/31/22	7,795	8,061
United States Treasury Note/Bond	1.500%	8/15/22	38,776	39,769
United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,840
United States Treasury Note/Bond	0.125%	8/31/22	50,090	50,082
United States Treasury Note/Bond	1.625%	8/31/22	17,050	17,535
United States Treasury Note/Bond	1.875%	8/31/22	39,638	40,951
United States Treasury Note/Bond	1.500%	9/15/22	58,092	59,644
United States Treasury Note/Bond	0.125%	9/30/22	9,884	9,882
United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,290
United States Treasury Note/Bond	1.875%	9/30/22	27,450	28,402
United States Treasury Note/Bond	1.375%	10/15/22	51,319	52,610
United States Treasury Note/Bond	1.875%	10/31/22	14,555	15,078
United States Treasury Note/Bond	2.000%	10/31/22	61,378	63,747
United States Treasury Note/Bond	1.625%	11/15/22	20,965	21,620
United States Treasury Note/Bond	2.000%	11/30/22	45,188	47,003
United States Treasury Note/Bond	1.625%	12/15/22	14,210	14,674
United States Treasury Note/Bond	2.125%	12/31/22	90,180	94,182

United States Treasury Note/Bond	1.750%	1/31/23	25,218	26,159
United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,693
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,281
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,436
United States Treasury Note/Bond	0.500%	3/15/23	245,065	247,209
United States Treasury Note/Bond	1.500%	3/31/23	28,975	29,948
United States Treasury Note/Bond	2.500%	3/31/23	10,271	10,874
United States Treasury Note/Bond	0.250%	4/15/23	48,650	48,779
United States Treasury Note/Bond	1.625%	4/30/23	22,585	23,443
United States Treasury Note/Bond	0.125%	5/15/23	70,606	70,562
United States Treasury Note/Bond	1.750%	5/15/23	36,518	38,047
United States Treasury Note/Bond	1.625%	5/31/23	13,985	14,533
United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,302
United States Treasury Note/Bond	0.250%	6/15/23	78,790	79,000
United States Treasury Note/Bond	1.375%	6/30/23	30,610	31,634
United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,527
United States Treasury Note/Bond	0.125%	7/15/23	27,487	27,461
United States Treasury Note/Bond	1.250%	7/31/23	51,209	52,793
United States Treasury Note/Bond	2.750%	7/31/23	40,739	43,718
United States Treasury Note/Bond	0.125%	8/15/23	92,385	92,298
United States Treasury Note/Bond	6.250%	8/15/23	32,780	38,486
United States Treasury Note/Bond	1.375%	8/31/23	12,820	13,275
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,559
United States Treasury Note/Bond	0.125%	9/15/23	39,865	39,828
United States Treasury Note/Bond	1.375%	9/30/23	20,585	21,331
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,404
United States Treasury Note/Bond	1.625%	10/31/23	21,251	22,204
United States Treasury Note/Bond	2.875%	10/31/23	3	3
United States Treasury Note/Bond	2.750%	11/15/23	281	304
United States Treasury Note/Bond	2.125%	11/30/23	16,145	17,139
United States Treasury Note/Bond	2.875%	11/30/23	7	8
United States Treasury Note/Bond	2.250%	12/31/23	16	17
United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,852
United States Treasury Note/Bond	2.250%	1/31/24	41,830	44,699
United States Treasury Note/Bond	2.500%	1/31/24	37,219	40,086
United States Treasury Note/Bond	2.750%	2/15/24	29,974	32,569
United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,705
United States Treasury Note/Bond	2.375%	2/29/24	35,519	38,172
United States Treasury Note/Bond	2.125%	3/31/24	46,008	49,114
United States Treasury Note/Bond	2.000%	4/30/24	20,345	21,658
United States Treasury Note/Bond	2.250%	4/30/24	21,021	22,565
United States Treasury Note/Bond	2.000%	5/31/24	56,836	60,583
United States Treasury Note/Bond	1.750%	6/30/24	23,576	24,939
United States Treasury Note/Bond	2.000%	6/30/24	30,635	32,693
United States Treasury Note/Bond	1.750%	7/31/24	13,537	14,334
United States Treasury Note/Bond	2.125%	7/31/24	14,710	15,786
United States Treasury Note/Bond	2.375%	8/15/24	49,886	54,056
United States Treasury Note/Bond	1.250%	8/31/24	18,258	18,994
United States Treasury Note/Bond	1.875%	8/31/24	10,623	11,310
United States Treasury Note/Bond	1.500%	9/30/24	22,661	23,819
United States Treasury Note/Bond	2.125%	9/30/24	40,408	43,477
United States Treasury Note/Bond	2.250%	10/31/24	35,320	38,228
United States Treasury Note/Bond	2.250%	11/15/24	46,200	50,026
United States Treasury Note/Bond	7.500%	11/15/24	675	877
United States Treasury Note/Bond	1.500%	11/30/24	33,166	34,913
United States Treasury Note/Bond	2.125%	11/30/24	22,305	24,055
United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,986

United States Treasury Note/Bond	2.250%	12/31/24	19,217	20,856
United States Treasury Note/Bond	2.500%	1/31/25	20,340	22,323
United States Treasury Note/Bond	2.000%	2/15/25	36,848	39,658
United States Treasury Note/Bond	1.125%	2/28/25	32,270	33,526
United States Treasury Note/Bond	2.750%	2/28/25	19,890	22,078
United States Treasury Note/Bond	0.500%	3/31/25	245,241	248,000
United States Treasury Note/Bond	0.375%	4/30/25	65,185	65,551
United States Treasury Note/Bond	2.875%	4/30/25	53,483	59,868
United States Treasury Note/Bond	0.250%	5/31/25	68,490	68,469
United States Treasury Note/Bond	2.875%	5/31/25	25,340	28,412
United States Treasury Note/Bond	0.250%	6/30/25	16,050	16,037
United States Treasury Note/Bond	2.750%	6/30/25	24,044	26,854
United States Treasury Note/Bond	0.250%	7/31/25	67,172	67,109
United States Treasury Note/Bond	2.875%	7/31/25	34,960	39,319
United States Treasury Note/Bond	2.000%	8/15/25	52,747	57,139
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,561
United States Treasury Note/Bond	0.250%	8/31/25	33,812	33,775
United States Treasury Note/Bond	0.250%	9/30/25	19,095	19,068
United States Treasury Note/Bond	2.250%	11/15/25	6,372	7,003
United States Treasury Note/Bond	1.625%	2/15/26	59,937	64,095
United States Treasury Note/Bond	2.250%	3/31/26	25,535	28,208
United States Treasury Note/Bond	2.375%	4/30/26	44,065	49,029
United States Treasury Note/Bond	2.125%	5/31/26	17,795	19,569
United States Treasury Note/Bond	1.875%	6/30/26	16,182	17,580
United States Treasury Note/Bond	1.875%	7/31/26	15,760	17,136
United States Treasury Note/Bond	1.500%	8/15/26	54,545	58,132
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,244
United States Treasury Note/Bond	1.625%	10/31/26	24,345	26,159
United States Treasury Note/Bond	2.000%	11/15/26	50,899	55,862
United States Treasury Note/Bond	6.500%	11/15/26	910	1,247
United States Treasury Note/Bond	1.625%	11/30/26	25,526	27,445
United States Treasury Note/Bond	1.750%	12/31/26	29,266	31,712
United States Treasury Note/Bond	2.250%	2/15/27	26,207	29,245
United States Treasury Note/Bond	1.125%	2/28/27	124,502	130,104
United States Treasury Note/Bond	0.625%	3/31/27	108,045	109,429
United States Treasury Note/Bond	0.500%	4/30/27	73,800	74,134
United States Treasury Note/Bond	2.375%	5/15/27	23,155	26,100
United States Treasury Note/Bond	0.500%	5/31/27	67,015	67,277
United States Treasury Note/Bond	0.500%	6/30/27	19,470	19,537
United States Treasury Note/Bond	0.375%	7/31/27	75,475	75,074
United States Treasury Note/Bond	2.250%	8/15/27	44,310	49,696
United States Treasury Note/Bond	0.500%	8/31/27	49,244	49,367
United States Treasury Note/Bond	0.375%	9/30/27	20,540	20,402
United States Treasury Note/Bond	2.250%	11/15/27	49,833	56,023
United States Treasury Note/Bond	6.125%	11/15/27	775	1,083
United States Treasury Note/Bond	2.750%	2/15/28	20,868	24,275
United States Treasury Note/Bond	2.875%	5/15/28	3,665	4,312
United States Treasury Note/Bond	2.875%	8/15/28	53,510	63,175
United States Treasury Note/Bond	5.500%	8/15/28	895	1,239
United States Treasury Note/Bond	3.125%	11/15/28	27,149	32,698
United States Treasury Note/Bond	5.250%	11/15/28	14,810	20,355
United States Treasury Note/Bond	1.750%	11/15/29	36,000	39,628
United States Treasury Note/Bond	1.500%	2/15/30	76,529	82,543
United States Treasury Note/Bond	0.625%	5/15/30	63,827	63,598
United States Treasury Note/Bond	6.250%	5/15/30	5,570	8,499
United States Treasury Note/Bond	0.625%	8/15/30	78,264	77,812
United States Treasury Note/Bond	5.375%	2/15/31	8,005	11,785

United States Treasury Note/Bond	4.500%	2/15/36	8,957	13,554
United States Treasury Note/Bond	4.750%	2/15/37	3,892	6,131
United States Treasury Note/Bond	5.000%	5/15/37	2	3
United States Treasury Note/Bond	4.375%	2/15/38	5,792	8,910
United States Treasury Note/Bond	4.500%	5/15/38	6,044	9,439
United States Treasury Note/Bond	3.500%	2/15/39	1,403	1,969
United States Treasury Note/Bond	4.250%	5/15/39	7,883	12,089
United States Treasury Note/Bond	4.500%	8/15/39	9,884	15,623
United States Treasury Note/Bond	4.375%	11/15/39	11,686	18,252
United States Treasury Note/Bond	4.625%	2/15/40	10,000	16,098
United States Treasury Note/Bond	1.125%	5/15/40	67,735	66,687
United States Treasury Note/Bond	4.375%	5/15/40	5,139	8,065
United States Treasury Note/Bond	1.125%	8/15/40	20,250	19,874
United States Treasury Note/Bond	3.875%	8/15/40	8,449	12,505
United States Treasury Note/Bond	4.250%	11/15/40	4,317	6,701
United States Treasury Note/Bond	4.750%	2/15/41	5,967	9,841
United States Treasury Note/Bond	4.375%	5/15/41	11,000	17,409
United States Treasury Note/Bond	3.750%	8/15/41	12,000	17,612
United States Treasury Note/Bond	3.125%	11/15/41	13,128	17,735
United States Treasury Note/Bond	3.125%	2/15/42	12,579	17,039
United States Treasury Note/Bond	3.000%	5/15/42	11,950	15,882
United States Treasury Note/Bond	2.750%	8/15/42	11,000	14,094
United States Treasury Note/Bond	2.750%	11/15/42	22,620	28,964
United States Treasury Note/Bond	3.125%	2/15/43	23,361	31,647
United States Treasury Note/Bond	2.875%	5/15/43	32,064	41,869
United States Treasury Note/Bond	3.625%	8/15/43	27,265	39,743
United States Treasury Note/Bond	3.750%	11/15/43	19,000	28,221
United States Treasury Note/Bond	3.625%	2/15/44	29,823	43,579
United States Treasury Note/Bond	3.375%	5/15/44	24,600	34,713
United States Treasury Note/Bond	3.125%	8/15/44	30,000	40,828
United States Treasury Note/Bond	3.000%	11/15/44	29,816	39,842
United States Treasury Note/Bond	2.500%	2/15/45	28,948	35,624
United States Treasury Note/Bond	3.000%	5/15/45	24,914	33,354
United States Treasury Note/Bond	2.875%	8/15/45	30,117	39,566
United States Treasury Note/Bond	3.000%	11/15/45	15,928	21,398
United States Treasury Note/Bond	2.500%	2/15/46	31,339	38,689
United States Treasury Note/Bond	2.500%	5/15/46	31,805	39,284
United States Treasury Note/Bond	2.250%	8/15/46	30,962	36,554
United States Treasury Note/Bond	2.875%	11/15/46	23,835	31,499
United States Treasury Note/Bond	3.000%	2/15/47	27,200	36,796
United States Treasury Note/Bond	3.000%	5/15/47	30,222	40,946
United States Treasury Note/Bond	2.750%	8/15/47	32,138	41,719
United States Treasury Note/Bond	2.750%	11/15/47	22,075	28,680
United States Treasury Note/Bond	3.000%	2/15/48	32,745	44,487
United States Treasury Note/Bond	3.125%	5/15/48	37,817	52,572
United States Treasury Note/Bond	3.000%	8/15/48	41,009	55,893
United States Treasury Note/Bond	3.375%	11/15/48	25,236	36,714
United States Treasury Note/Bond	3.000%	2/15/49	5,000	6,834
United States Treasury Note/Bond	2.250%	8/15/49	22,650	26,936
United States Treasury Note/Bond	2.375%	11/15/49	19,980	24,394
United States Treasury Note/Bond	2.000%	2/15/50	41,881	47,365
United States Treasury Note/Bond	1.250%	5/15/50	105,630	100,084
United States Treasury Note/Bond	1.375%	8/15/50	54,285	53,123
				7,401,697
Agency Bonds and Notes (0.5%)
2 AID-Iraq	2.149%	1/18/22	1,100	1,127
2 AID-Israel	5.500%	12/4/23	375	436

2 AID-Israel	5.500%	4/26/24	1,400	1,650
2 AID-Jordan	2.578%	6/30/22	320	333
2 AID-Jordan	3.000%	6/30/25	400	440
2 AID-Tunisia	1.416%	8/5/21	200	202
2 AID-Ukraine	1.471%	9/29/21	675	682
Federal Farm Credit Banks	3.050%	11/15/21	400	413
Federal Farm Credit Banks	1.600%	12/28/21	925	942
Federal Farm Credit Banks	1.770%	6/26/23	575	599
Federal Farm Credit Banks	3.500%	12/20/23	500	551
Federal Farm Credit Banks	0.375%	4/8/22	3,000	3,010
Federal Home Loan Banks	1.125%	7/14/21	3,000	3,023
Federal Home Loan Banks	3.000%	10/12/21	7,000	7,206
Federal Home Loan Banks	1.625%	11/19/21	3,040	3,091
Federal Home Loan Banks	1.875%	11/29/21	6,000	6,121
Federal Home Loan Banks	1.625%	12/20/21	6,700	6,821
Federal Home Loan Banks	0.250%	6/3/22	4,000	4,007
Federal Home Loan Banks	2.125%	6/10/22	700	723
Federal Home Loan Banks	0.125%	8/12/22	2,500	2,499
Federal Home Loan Banks	2.000%	9/9/22	1,000	1,036
Federal Home Loan Banks	1.375%	2/17/23	4,000	4,111
Federal Home Loan Banks	2.125%	3/10/23	3,155	3,301
Federal Home Loan Banks	2.500%	2/13/24	3,515	3,775
Federal Home Loan Banks	2.875%	6/14/24	2,000	2,189
Federal Home Loan Banks	1.500%	8/15/24	1,990	2,080
Federal Home Loan Banks	5.375%	8/15/24	815	973
Federal Home Loan Banks	0.500%	4/14/25	1,500	1,507
Federal Home Loan Banks	0.375%	9/4/25	800	800
Federal Home Loan Banks	3.250%	11/16/28	1,965	2,349
Federal Home Loan Banks	5.500%	7/15/36	2,775	4,318
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,880
3 Federal Home Loan Mortgage Corp.	0.250%	6/8/22	2,000	2,004
3 Federal Home Loan Mortgage Corp.	0.125%	7/25/22	2,200	2,199
3 Federal Home Loan Mortgage Corp.	0.375%	4/20/23	1,800	1,807
3 Federal Home Loan Mortgage Corp.	0.375%	5/5/23	3,000	3,012
3 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,273
3 Federal Home Loan Mortgage Corp.	0.250%	6/26/23	6,000	6,004
3 Federal Home Loan Mortgage Corp.	0.250%	8/24/23	4,975	4,978
3 Federal Home Loan Mortgage Corp.	0.250%	9/8/23	4,800	4,802
3 Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	5,242
3 Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,489
3 Federal Home Loan Mortgage Corp.	0.375%	9/23/25	6,000	5,981
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	406
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	3,441	5,387
3 Federal National Mortgage Assn.	1.375%	10/7/21	3,000	3,038
3 Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,140
3 Federal National Mortgage Assn.	2.625%	1/11/22	720	743
3 Federal National Mortgage Assn.	1.875%	4/5/22	5,000	5,131
3 Federal National Mortgage Assn.	2.250%	4/12/22	4,762	4,915
3 Federal National Mortgage Assn.	1.375%	9/6/22	1,425	1,458
3 Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,353
3 Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,580
3 Federal National Mortgage Assn.	0.250%	5/22/23	2,500	2,502
3 Federal National Mortgage Assn.	0.250%	7/10/23	3,000	3,002
3 Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,155
3 Federal National Mortgage Assn.	2.500%	2/5/24	3,881	4,167
3 Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,167
3 Federal National Mortgage Assn.	2.625%	9/6/24	660	720

3	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	4,094
3	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,647
3	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	3,010
3	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,984
3	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,746
3	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	3,134
3	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	3,726
3	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,192
3	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	6,908
3	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,722
3	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	2,020
	Private Export Funding Corp.	4.300%	12/15/21	175	183
	Private Export Funding Corp.	2.800%	5/15/22	200	208
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,324
	Private Export Funding Corp.	3.550%	1/15/24	725	798
	Private Export Funding Corp.	2.450%	7/15/24	525	563
	Private Export Funding Corp.	1.750%	11/15/24	280	296
	Private Export Funding Corp.	3.250%	6/15/25	175	196
	Tennessee Valley Authority	1.875%	8/15/22	425	438
	Tennessee Valley Authority	2.875%	9/15/24	954	1,047
	Tennessee Valley Authority	0.750%	5/15/25	500	507
	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,820
	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,136
	Tennessee Valley Authority	7.125%	5/1/30	2,000	3,106
	Tennessee Valley Authority	4.700%	7/15/33	575	800
	Tennessee Valley Authority	4.650%	6/15/35	500	700
	Tennessee Valley Authority	5.880%	4/1/36	285	443
	Tennessee Valley Authority	5.500%	6/15/38	225	352
	Tennessee Valley Authority	5.250%	9/15/39	1,912	2,950
	Tennessee Valley Authority	5.375%	4/1/56	580	1,002
	Tennessee Valley Authority	4.625%	9/15/60	519	816
	Tennessee Valley Authority	4.250%	9/15/65	700	1,057
					244,775
Conventional Mortgage-Backed Securities (8.1%)
3,4	Fannie Mae Pool	2.000%	11/1/23–10/1/50	57,427	59,404
¤,3,4	Fannie Mae Pool	2.500%	8/1/22–10/1/50	238,820	250,253
3,4	Fannie Mae Pool	3.000%	1/1/26–10/1/50	331,844	350,312
3,4	Fannie Mae Pool	3.500%	9/1/25–5/1/50	299,972	320,443
3,4	Fannie Mae Pool	4.000%	2/1/24–3/1/50	223,064	241,765
3,4	Fannie Mae Pool	4.500%	11/1/20–7/1/50	111,054	122,231
3,4	Fannie Mae Pool	5.000%	10/1/20–2/1/50	32,317	36,340
3,4	Fannie Mae Pool	5.500%	2/1/21–4/1/40	15,271	17,651
3,4	Fannie Mae Pool	6.000%	3/1/21–5/1/41	11,844	13,888
3,4	Fannie Mae Pool	6.500%	10/1/23–10/1/39	3,512	4,109
3,4	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,197	1,413
3,4	Fannie Mae Pool	7.500%	11/1/22–12/1/32	102	120
3,4	Fannie Mae Pool	8.000%	12/1/22–10/1/30	21	26
3,4	Fannie Mae Pool	8.500%	7/1/22–7/1/30	13	15
3,4	Fannie Mae Pool	9.000%	7/1/22–6/1/26	4	6
3,4	Fannie Mae Pool	9.500%	2/1/21–2/1/25	1	1
3,4	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	2,492	2,600
3,4	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	46,250	48,615
3,4	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	156,027	164,565
3,4	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	201,364	215,538
3,4	Freddie Mac Gold Pool	4.000%	2/1/21–11/1/48	116,402	126,304
3,4	Freddie Mac Gold Pool	4.500%	10/1/20–1/1/49	46,608	51,566
3,4	Freddie Mac Gold Pool	5.000%	12/1/20–1/1/49	13,377	14,964

3,4	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	9,960	11,408
3,4	Freddie Mac Gold Pool	6.000%	5/1/21–5/1/40	5,490	6,413
3,4	Freddie Mac Gold Pool	6.500%	8/1/23–3/1/39	1,394	1,613
3,4	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	416	481
3,4	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	58	68
3,4	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	42	53
3,4	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	4	7
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	4	4
4	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	8,160	8,571
4	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	9,082	9,648
4	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	13,552	14,621
4	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	12,194	13,524
4	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	7,706	8,678
4	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	3,883	4,432
4	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	2,275	2,567
4	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	819	909
4	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	319	377
4	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	91	103
4	Ginnie Mae I Pool	8.000%	8/15/22–3/15/32	66	77
4	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	7	8
4	Ginnie Mae I Pool	9.000%	5/15/25–10/15/26	4	5
¤,4	Ginnie Mae II Pool	2.000%	10/21/50	9,900	10,285
¤,4	Ginnie Mae II Pool	2.500%	6/20/27–10/1/50	105,476	110,923
¤,4	Ginnie Mae II Pool	3.000%	2/20/27–10/1/50	265,960	279,579
4	Ginnie Mae II Pool	3.500%	9/20/25–8/20/50	255,629	273,267
4	Ginnie Mae II Pool	4.000%	9/20/25–11/20/49	129,641	140,335
4	Ginnie Mae II Pool	4.500%	11/20/35–1/20/50	62,102	67,909
4	Ginnie Mae II Pool	5.000%	6/20/33–12/20/49	18,541	20,716
4	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	4,284	4,928
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,691	1,964
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	519	609
4	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	67	81
3,4	UMBS Pool	1.500%	10/1/35	7,900	8,081
¤,3,4	UMBS Pool	2.000%	1/1/32–10/1/50	182,952	189,438
¤,3,4	UMBS Pool	2.500%	12/1/34–10/1/50	174,400	183,091
¤,3,4	UMBS Pool	3.000%	6/1/30–10/1/50	200,193	210,386
¤,3,4	UMBS Pool	3.500%	7/1/26–10/1/50	69,532	73,998
¤,3,4	UMBS Pool	4.000%	5/1/47–10/1/50	60,733	65,559
¤,3,4	UMBS Pool	4.500%	8/1/48–10/1/50	25,750	28,256
3,4	UMBS Pool	5.000%	3/1/49–3/1/50	12,314	13,603
3,4	UMBS Pool	5.500%	6/1/49	564	633
					3,809,337
Nonconventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	2.278%	7/1/43	360	373
3,4	Fannie Mae Pool	3.451%	4/1/41	51	52
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.290%	3.194%	12/1/41	59	61
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.310%	2.641%	9/1/37	102	105
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.472%	2.566%	7/1/36	14	15
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.474%	3.490%	3/1/43	177	180
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.530%	3.587%	12/1/43	122	131
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.554%	2.205%	9/1/43	23	23

3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.597%	3.012%	6/1/43	104	105
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.614%	3.092%	8/1/39	63	65
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.623%	3.623%	2/1/36	19	19
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.625%	2.337%	8/1/35	56	60
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.626%	3.341%	10/1/37	34	36
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.627%	3.627%	3/1/38	6	6
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.635%	3.510%	11/1/36	15	16
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.643%	3.664%	1/1/37	22	23
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.658%	2.754%	10/1/42	73	73
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.660%	3.296%	9/1/40	5	6
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.665%	2.540%	6/1/36	4	4
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.684%	3.727%	12/1/33	13	14
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.687%	2.920%	6/1/42	195	204
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	2.326%	9/1/42	90	95
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.149%	5/1/40	21	23
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.514%	10/1/39	25	26
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.693%	3.623%	11/1/39	25	27
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.695%	2.445%	7/1/39	7	7
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.698%	2.810%	8/1/40	13	14
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	2.678%	7/1/37	17	18
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	3.575%	1/1/42	84	88
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	3.603%	10/1/42	55	59
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	3.747%	12/1/40	39	41
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.705%	3.807%	11/1/39	13	14
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.726%	3.557%	5/1/42	95	100
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.729%	3.578%	9/1/34	15	15
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.732%	3.141%	9/1/43	135	140
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.739%	2.614%	6/1/41	10	10

3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.747%	2.587%	7/1/41	81	86
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.750%	2.751%	10/1/40	10	11
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.771%	3.596%	5/1/42	27	28
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.780%	3.780%	2/1/41	26	27
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.781%	3.136%	7/1/42	56	61
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.792%	3.368%	8/1/42	123	124
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.795%	3.166%	3/1/42	63	69
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.795%	3.795%	3/1/42	82	87
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.799%	3.323%	2/1/42	235	252
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.805%	3.747%	11/1/41	52	56
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	3.685%	10/1/40	33	35
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	3.810%	12/1/40	15	16
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	3.935%	11/1/33–11/1/39	25	28
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	3.858%	1/1/42	47	50
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	3.965%	11/1/41	29	31
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.189%	5/1/41	46	50
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.690%	11/1/40	13	14
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.741%	12/1/40	14	15
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.815%	2/1/41	23	24
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.902%	12/1/41	38	41
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.816%	2.824%	9/1/40	48	51
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.819%	3.840%	3/1/41	47	50
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.820%	3.913%	12/1/40	16	17
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.822%	3.499%	12/1/39	21	22
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.824%	3.824%	2/1/41	21	22
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.825%	3.825%	3/1/41	33	36
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.830%	2.830%	6/1/41	43	46
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.835%	3.859%	1/1/40	48	51

3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.840%	2.566%	8/1/39	18	19
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.847%	3.088%	2/1/42	47	50
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.860%	3.649%	5/1/40	8	8
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.880%	3.484%	11/1/34	29	31
3,4,5	Fannie Mae Pool, 12M USD LIBOR +
	1.909%	3.659%	4/1/37	37	39
3,4,5	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	61	64
3,4,5	Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	29	31
3,4,5	Fannie Mae Pool, 6M USD LIBOR +
	1.146%	2.678%	4/1/37	21	22
3,4,5	Fannie Mae Pool, 6M USD LIBOR +
	1.840%	2.715%	8/1/37	26	27
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.511%	3.461%	3/1/37	4	4
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.588%	2.740%	9/1/37	46	47
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.625%	3.625%	1/1/38	4	4
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	2.655%	5/1/42	13	13
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	3.418%	11/1/43	102	107
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	3.755%	12/1/36	23	25
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.660%	3.713%	10/1/37	21	22
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.695%	3.695%	2/1/37	16	17
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.727%	3.727%	1/1/35	4	4
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.743%	3.866%	12/1/36	14	15
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.745%	3.751%	12/1/40	46	48
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	3.500%	5/1/38	2	3
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	3.815%	12/1/41	44	46
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.798%	3.872%	12/1/34	17	18
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.830%	3.955%	12/1/35	24	25
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.831%	3.532%	3/1/42	60	64
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.861%	3.931%	2/1/42	16	17
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	2.772%	6/1/40	7	7
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	2.812%	6/1/41	12	13
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	2.880%	6/1/40	23	24

3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	2.923%	5/1/40	12	12
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	3.630%	5/1/40	6	6
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	3.880%	12/1/40–3/1/41	55	58
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.889%	3.790%	2/1/42	36	36
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.894%	3.343%	9/1/40	69	73
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	2.814%	6/1/40	12	12
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	3.844%	11/1/40	22	23
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	3.910%	2/1/41	30	33
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	3.928%	1/1/41	8	9
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.996%	3.531%	5/1/37	70	74
3,4,5	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.085%	4.085%	3/1/38	5	5
3,4,5	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	2.906%	5/1/36	12	13
3,4,5	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	3.757%	2/1/36	21	22
3,4,5	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	3.957%	11/1/34	26	27
3,4,5	Freddie Mac Non Gold Pool, 1YR CMT +
	2.410%	4.036%	10/1/36	23	24
3,4,5	Freddie Mac Non Gold Pool, 6M USD
	LIBOR + 1.665%	2.575%	1/1/37	50	53
4,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	377	396
4,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	551	577
4,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/43	654	677
4,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/38–8/20/41	237	245
4,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	20	20
4,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	11	11
4,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	5	6
					6,874
Total U.S. Government and Agency Obligations (Cost $10,884,836)					11,462,683
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	117	118
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	127
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	81	82
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	155
4	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	1,125	1,147
4	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	125	130
4	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	940	957
4	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	125	130
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,812
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	484
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	1,600	1,601
4	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	975	1,015

4 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	1,075	1,145
4 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	1,350	1,373
4 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	500	514
4 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	163	164
4 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	244	249
4 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	150	156
4 AmeriCredit Automobile Receivables Trust
2019-1	2.970%	11/20/23	375	382
4 AmeriCredit Automobile Receivables Trust
2020-2	0.660%	12/18/24	25	25
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.429%	9/15/48	175	187
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.705%	9/15/48	300	335
4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.574%	2/15/50	1,080	1,222
4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.748%	2/15/50	420	467
4 BANK 2017 - BNK4	3.625%	5/15/50	800	911
4 BANK 2017 - BNK5	3.390%	6/15/60	700	789
4 BANK 2017 - BNK5	3.624%	6/15/60	350	387
4 BANK 2017 - BNK6	3.254%	7/15/60	175	196
4 BANK 2017 - BNK6	3.518%	7/15/60	980	1,114
4 BANK 2017 - BNK6	3.741%	7/15/60	780	869
4 BANK 2017 - BNK7	3.175%	9/15/60	450	498
4 BANK 2017 - BNK7	3.435%	9/15/60	275	312
4 BANK 2017 - BNK7	3.748%	9/15/60	300	339
4 BANK 2017 - BNK8	3.488%	11/15/50	600	682
4 BANK 2017 - BNK8	3.731%	11/15/50	100	112
4 BANK 2017 - BNK9	3.279%	11/15/54	600	663
4 BANK 2017 - BNK9	3.538%	11/15/54	600	684
4 BANK 2018 - BN10	3.641%	2/15/61	125	140
4 BANK 2018 - BN10	3.688%	2/15/61	400	460
4 BANK 2018 - BN10	3.898%	2/15/61	150	171
4 BANK 2018 - BN11	4.046%	3/15/61	400	470
4 BANK 2018 - BN12	4.255%	5/15/61	500	592
4 BANK 2018 - BN12	4.489%	5/15/61	150	177
4 BANK 2018 - BN13	3.953%	8/15/61	165	193
4 BANK 2018 - BN13	4.217%	8/15/61	225	267
4 BANK 2018 - BN14	4.128%	9/15/60	350	381
4 BANK 2018 - BN14	4.231%	9/15/60	250	297
4 BANK 2018 - BN14	4.481%	9/15/60	175	207
4 BANK 2018 - BN15	4.407%	11/15/61	470	563
4 BANK 2019 - BN16	4.005%	2/15/52	275	324
4 BANK 2019 - BN17	3.714%	4/15/52	360	419
4 BANK 2019 - BN17	3.976%	4/15/52	75	87
4 BANK 2019 - BN18	3.584%	5/15/62	640	745
4 BANK 2019 - BN18	3.826%	5/15/62	200	231
4 BANK 2019 - BN19	3.183%	8/15/61	350	395
4 BANK 2019 - BN20	3.011%	9/15/62	725	813
4 BANK 2019 - BN21	2.851%	10/17/52	320	355

4 BANK 2019 - BN21	3.093%	10/17/52	300	330
4 BANK 2019 - BN22	2.978%	11/15/62	315	353
4 BANK 2019 - BN23	2.920%	12/15/52	735	820
4 BANK 2019 - BN23	3.203%	12/15/52	275	304
4 BANK 2019 - BN24	2.960%	11/15/62	575	644
4 BANK 2019 - BN24	3.283%	11/15/62	275	307
4 BANK 2020 - BN25	2.649%	1/15/63	375	411
4 BANK 2020 - BN25	2.841%	1/15/63	265	287
4 BANK 2020 - BN26	2.403%	3/15/63	675	726
4 BANK 2020 - BN26	2.687%	3/15/63	215	230
4 BANK 2020 - BNK27	2.144%	4/15/63	600	632
4 BANK 2020 - BNK27	2.551%	4/15/63	175	186
4 BANK 2020 - BNK28	1.844%	3/15/63	180	185
4 Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	2,018
4 Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	1,750	1,776
4 Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	750	771
Bank of Nova Scotia	1.875%	4/26/21	600	605
4 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,342
4 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	364
4 BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	500	598
4 BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	225	259
4 BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	1,150	1,275
4 BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	100	110
4 BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	625	702
4 BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	375	421
4 BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	450	494
4 BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	143	155
4 BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	150	157
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	48	44
4 Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	450	519
4 Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	200	228
4 Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	450	471
4 Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	2,280	2,634
4 Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	625	717
4 Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	400	424
4 Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,178
4 Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	250	297
4 Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	500	578
4 Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	200	239
4 Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	375	407
4 Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	450	540
4 Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	125	149
4 Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	25	31
4 Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	300	361
4 Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	200	241
4 Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	300	351
4 Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	125	144
4 Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	1,175	1,362
4 Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	310	356
4 Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	300	335
4 Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	225	254
4 Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	265	296
4 Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	261	310
4 Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	575	633
4 Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	175	189
4 Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	375	414

4 Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	100	109
4 Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	850	905
4 Benchmark 2020-B17 Mortgage Trust	2.582%	3/15/53	105	111
4 Benchmark 2020-B19 Mortgage Trust	1.850%	9/15/53	212	218
4 Benchmark 2020-B19 Mortgage Trust	2.148%	9/15/53	75	77
4 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	181	181
4 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	127
4 BMW Vehicle Owner Trust 2020-A	0.480%	10/25/24	100	100
4 BMW Vehicle Owner Trust 2020-A	0.620%	4/26/27	25	25
4 Cantor Commercial Real Estate Lending
2019-CF1	3.786%	5/15/52	65	76
4 Cantor Commercial Real Estate Lending
2019-CF2	2.874%	11/15/52	550	606
4 Cantor Commercial Real Estate Lending
2019-CF3	3.006%	1/15/53	560	629
4 Cantor Commercial Real Estate Lending
2019-CF3	3.298%	1/15/53	240	268
4 Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	475	486
4 Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	150	157
4 Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	225	230
4 Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	50	52
4 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	600	600
4 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	700	722
4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	925	961
4 Capital One Multi-Asset Execution Trust
2018-A1	3.010%	2/15/24	500	507
4 Capital One Multi-Asset Execution Trust
2019-A1	2.840%	12/15/24	325	336
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	40	41
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	118	119
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	229
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	181	183
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	103
4 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	205	208
4 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	208
4 CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	750	773
4 CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	100	105
4 CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	375	385
4 CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	55	58
4 CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	75	77
4 CarMax Auto Owner Trust 2020-3	0.620%	3/17/25	100	101
4 CarMax Auto Owner Trust 2020-3	0.770%	3/16/26	25	25
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	674
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	675
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	71
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	570
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	147
4 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	565
4 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	331
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	275
4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	538
4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	304
4 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	686
4 CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	775	861

4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	838
4 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	425	478
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	550	598
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	400	440
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	950	1,039
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	300	337
4 Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,361
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	910
4 Chase Issuance Trust 2020-A1	1.530%	1/15/25	1,900	1,951
4 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	2,350	2,369
4 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	750	762
4 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	775	792
4 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	1,900	1,913
4 Citibank Credit Card Issuance Trust 2018-
A3	3.290%	5/23/25	2,000	2,154
4 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	574	591
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	100	105
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	100	105
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	225	247
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	350	378
4 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	49	51
4 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	275	301
4 Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	100	108
4 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	100	106
4 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	52	54
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	125	136
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	125	135
4 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	200	218
4 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	150	157
4 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	300	326
4 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	650	710

4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	800	864
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.571%	2/10/48	325	348
4	Citigroup Commercial Mortgage Trust
	2015-GC29	2.674%	4/10/48	2	2
4	Citigroup Commercial Mortgage Trust
	2015-GC29	3.192%	4/10/48	650	704
4	Citigroup Commercial Mortgage Trust
	2015-GC29	3.758%	4/10/48	318	336
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	350	391
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	425	476
4	Citigroup Commercial Mortgage Trust
	2015-GC36	3.349%	2/10/49	175	191
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.003%	5/10/49	225	238
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	425	468
4	Citigroup Commercial Mortgage Trust
	2016-GC36	3.616%	2/10/49	2,100	2,346
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.646%	7/10/49	250	262
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	250	271
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	800	906
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	200	223
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	1,100	1,249
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.764%	10/12/50	150	168
4	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	150	157
4	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	1,200	1,398
4	Citigroup Commercial Mortgage Trust
	2019-GC41	2.869%	8/10/56	975	1,080
4	Citigroup Commercial Mortgage Trust
	2019-GC43	3.038%	11/10/52	1,125	1,256
4	Citigroup Commercial Mortgage Trust
	2020-GC46	2.717%	2/15/53	450	492
4	Citigroup Commercial Mortgage Trust
	2020-GC46	2.918%	2/15/53	190	207
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	148
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	195
1,4	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	233
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	348	355
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	174
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	131	137
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	281
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	361
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	219
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	81	84
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	167	180

4 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	136
4 COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	81
4 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	50
4 COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	34	35
4 COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	492
4 COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	164
4 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,858	1,938
4 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	92	96
4 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	237
4 COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	365	396
4 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	246
4 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	222	231
4 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	160
4 COMM 2013-LC6 Mortgage Trust	4.242%	1/10/46	50	50
4 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	109	109
4 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	302
4 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	353
4 COMM 2014-CCRE14 Mortgage Trust	4.768%	2/10/47	175	189
4 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	96	97
4 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	80	84
4 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	229
4 COMM 2014-CCRE15 Mortgage Trust	4.842%	2/10/47	105	114
4 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	73	77
4 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	302
4 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	105
4 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	121	125
4 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	137
4 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	163
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	714
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	164
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	3,865	4,214
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	355
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	1	1
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	194
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	54	56
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	221
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	62
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	382
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	246
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	181
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	550
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	70	70
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	362	381
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	877
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	246
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	57	57
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	628
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	218
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	230	242
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	412
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	191
4 COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	483	531
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	476
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	947
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	424
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	446

4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	66	69
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	461
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	215
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	676
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	534
4 COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	500	596
4 COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	450	502
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.505%	4/15/50	400	438
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.791%	4/15/50	200	217
4 CSAIL 2015-C1 Commercial Mortgage
Trust	4.044%	4/15/50	175	184
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.504%	6/15/57	550	606
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.849%	6/15/57	225	238
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.448%	8/15/48	316	333
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.718%	8/15/48	425	471
4 CSAIL 2015-C3 Commercial Mortgage
Trust	4.244%	8/15/48	200	181
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.617%	11/15/48	200	214
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.808%	11/15/48	500	559
4 CSAIL 2016-C7 Commercial Mortgage
Trust	3.502%	11/15/49	800	891
4 CSAIL 2017-C8 Commercial Mortgage
Trust	3.392%	6/15/50	800	898
4 CSAIL 2017-CX10 Commercial Mortgage
Trust	3.458%	11/15/50	575	651
4 CSAIL 2017-CX9 Commercial Mortgage
Trust	3.446%	9/15/50	250	280
4 CSAIL 2018-CX11 Commercial Mortgage
Trust	4.033%	4/15/51	1,200	1,395
4 CSAIL 2018-CX12 Commercial Mortgage
Trust	4.224%	8/15/51	250	297
4 CSAIL 2019-C15 Commercial Mortgage
Trust	4.053%	3/15/52	975	1,138
4 CSAIL 2019-C16 Commercial Mortgage
Trust	3.329%	6/15/52	1,125	1,273
4 DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	400	483
4 DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	332
4 DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	354
4 DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	676
4 DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	165
4 DBJPM 20-C9 Mortgage Trust	1.926%	9/15/53	200	207
4 Discover Card Execution Note Trust 2015-
A4	2.190%	4/17/23	825	826
4 Discover Card Execution Note Trust 2017-
A2	2.390%	7/15/24	800	822
4 Discover Card Execution Note Trust 2018-
A1	3.030%	8/15/25	1,000	1,064
4 Discover Card Execution Note Trust 2019-
A3	1.890%	10/15/24	1,100	1,137

4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	104	104
4	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	300	306
4	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	190	195
4	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	50	51
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	225	227
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	383	388
3,4	Fannie Mae-Aces 2013-M12	2.490%	3/25/23	661	687
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	3	3
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	236	244
3,4	Fannie Mae-Aces 2014-M1	3.343%	7/25/23	1,171	1,244
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	589	598
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	451	484
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	417	452
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	603	651
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	375	378
3,4	Fannie Mae-Aces 2014-M7	3.343%	6/25/24	830	891
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	544	584
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	742	807
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,022	1,087
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	394
3,4	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	850	912
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,129
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	596	636
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	369	395
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	385	394
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	647	691
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	235	243
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	891
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	975
3,4	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	950	1,031
3,4	Fannie Mae-Aces 2016-M13	2.566%	9/25/26	250	274
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	432	445
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	395	429
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	436
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	863
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	648
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	187	194
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	316
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,395
3,4	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	1,200	1,298
3,4	Fannie Mae-Aces 2017-M10	2.641%	7/25/24	440	465
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	560
3,4	Fannie Mae-Aces 2017-M12	3.181%	6/25/27	1,250	1,399
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	1,150	1,258
3,4	Fannie Mae-Aces 2017-M2	2.895%	2/25/27	1,200	1,336
3,4	Fannie Mae-Aces 2017-M3	2.565%	12/25/26	1,500	1,644
3,4	Fannie Mae-Aces 2017-M4	2.670%	12/25/26	1,200	1,319
3,4	Fannie Mae-Aces 2017-M5	3.294%	4/25/29	300	344
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	755
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,764
3,4	Fannie Mae-Aces 2018-M12	3.775%	8/25/30	850	1,033
3,4	Fannie Mae-Aces 2018-M13	3.820%	9/25/30	825	1,008
3,4	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	475	561
3,4	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	1,000	1,104
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	1,425	1,605
3,4	Fannie Mae-Aces 2018-M4	3.147%	3/25/28	720	811
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	400	456

3,4	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	900	1,077
3,4	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	750	886
3,4	Fannie Mae-Aces 2019-M2	3.752%	11/25/28	875	1,031
3,4	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	1,475	1,613
3,4	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	775	889
3,4	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	975	1,117
3,4	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	475	530
3,4	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	565	625
3,4	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	350	362
3,4	Fannie Mae-Aces 2020-M42	1.270%	7/25/30	1,150	1,167
3,4	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	525	573
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 2018-K083	4.050%	9/25/28	2,925	3,555
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	1,276	1,277
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.186%	12/25/20	650	652
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	496	499
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	1,302	1,326
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	1,111	1,134
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	100	103
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	915	941
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	1,275	1,322
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	1,275	1,328
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	1,250	1,325
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	340	347
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	1,260	1,342
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	422	433
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	532	549
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	1,208	1,301
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	1,375	1,488
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	50	54
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	129	133
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	1,275	1,388
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	122	126
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	850	930
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	247	258

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	1,025	1,124
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	1,000	1,097
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	119	123
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	700	756
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	117	121
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	600	658
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	286	296
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	675	740
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	650	721
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	152	159
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	525	587
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	825	920
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	450	496
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	750	839
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	450	502
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	275	305
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	700	771
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	1,000	1,097
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	575	627
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	1,025	1,126
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	500	552
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	800	899
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	1,000	1,138
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	2,000	2,278
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	2,400	2,762
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	1,775	2,044
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	1,300	1,484
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	915	1,045

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	600	680
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	500	575
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	875	1,005
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	275	318
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	400	461
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	450	525
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	675	794
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	4/25/28	1,575	1,891
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K081	3.900%	8/25/28	700	843
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K082	3.920%	9/25/28	550	664
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K084	3.780%	10/25/28	1,350	1,598
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K085	4.060%	10/25/28	625	755
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K087	3.591%	10/25/27	95	106
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K088	3.690%	1/25/29	1,175	1,404
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K089	3.563%	1/25/29	475	561
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K092	3.298%	4/25/29	975	1,140
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K094	2.903%	6/25/29	1,150	1,317
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K095	2.785%	6/25/29	1,150	1,303
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K096	2.519%	7/25/29	1,000	1,116
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K098	2.425%	8/25/29	1,850	2,051
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K099	2.595%	9/25/29	850	958
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K103	2.651%	11/25/29	1,100	1,242
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K108	1.517%	3/25/30	600	624
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K109	1.558%	4/25/30	1,000	1,043
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K110	1.477%	4/25/30	225	233
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K116	1.378%	7/25/30	1,250	1,283
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K1511	3.470%	3/25/31	375	446
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K1511	3.542%	3/25/34	950	1,152

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K1513	2.797%	8/25/34	830	959
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K1517	1.716%	7/25/35	1,250	1,283
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	400	460
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	1,600	1,853
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	900	1,049
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	400	489
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	4/25/33	850	1,043
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K157	3.990%	5/25/33	275	343
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K157	3.990%	8/25/33	375	470
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	267	267
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	1,379	1,394
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	1,281	1,302
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	137	138
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	800	818
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	270	275
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K731	3.600%	2/25/25	1,000	1,102
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K734	3.208%	2/25/26	1,565	1,747
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K737	2.525%	10/25/26	1,700	1,861
3,4	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	800	878
3,4	FHLMC Multifamily Structured Pass
	Through FHMS K111	1.350%	5/25/30	550	565
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	500	581
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	1,000	1,171
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K078	3.854%	6/25/28	500	599
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K079	3.926%	6/25/28	1,000	1,201
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.736%	4/25/28	287	325
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.926%	7/25/28	800	962
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K087	3.771%	12/25/28	800	954
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K087	2.537%	10/25/29	1,400	1,568

3,4	FHLMC Multifamily Structures Pass
	Through Certificates K090	3.422%	2/25/29	900	1,062
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K101	2.524%	10/25/29	1,500	1,677
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K104	2.253%	1/25/30	1,835	2,008
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K105	1.872%	1/25/30	365	390
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K114	1.366%	6/25/30	700	722
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.424%	4/25/32	150	178
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	200	239
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1510	3.718%	1/25/31	300	362
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1510	3.794%	1/25/34	500	618
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1514	2.859%	10/25/34	950	1,094
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1516	1.721%	5/25/35	875	897
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	384	385
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	525	540
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	500	524
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	1,000	1,068
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	1,200	1,290
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	1,500	1,615
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	776	830
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	1,175	1,272
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/25/24	91	95
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	1,200	1,332
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K732	3.700%	5/25/25	1,000	1,119
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K735	2.862%	5/25/26	2,000	2,210
3,4	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.370%	7/25/25	800	867
3,4	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.505%	3/25/29	300	355
3,4	FHLMC Multifamily Structures Pass
	Through Certificates KC02	2.982%	5/25/29	1,650	1,892
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K1515	1.940%	2/25/35	625	657
4	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	550	562
4	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	175	184
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	311	312

4 Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	253
4 Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	243	245
4 Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	125	127
4 Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	146	146
4 Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	31	31
4 Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	80
4 Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	306	308
4 Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	675	691
4 Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	275	290
4 Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	50	51
4 Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	600	603
4 Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	125	126
4 Ford Credit Floorplan Master Owner Trust
A Series 2017-3	2.480%	9/15/24	720	748
4 Ford Credit Floorplan Master Owner Trust
A Series 2018-1	2.950%	5/15/23	1,000	1,016
4 Ford Credit Floorplan Master Owner Trust
A Series 2018-2	3.170%	3/15/25	900	956
4 Ford Credit Floorplan Master Owner Trust
A Series 2020-1	0.700%	9/15/25	1,065	1,067
4 Ford Credit Floorplan Master Owner Trust
A Series 2020-2	1.060%	9/15/27	175	175
4 GM Financial Automobile Leasing Trust
2018-2	3.160%	4/20/22	12	12
4 GM Financial Automobile Leasing Trust
2019-2	2.670%	3/21/22	275	277
4 GM Financial Automobile Leasing Trust
2019-2	2.720%	3/20/23	125	127
4 GM Financial Automobile Leasing Trust
2020-1	1.670%	12/20/22	105	107
4 GM Financial Automobile Leasing Trust
2020-1	1.700%	12/20/23	40	41
4 GM Financial Automobile Leasing Trust
2020-2	0.800%	7/20/23	75	76
4 GM Financial Consumer Automobile 2018-
2	2.810%	12/16/22	299	303
4 GM Financial Consumer Automobile 2018-
2	3.020%	12/18/23	400	414
4 GM Financial Consumer Automobile 2020-
1	1.840%	9/16/24	375	383
4 GM Financial Consumer Automobile 2020-
1	1.900%	3/17/25	115	119
4 GM Financial Consumer Automobile 2020-
3	0.450%	4/16/25	125	125
4 GM Financial Leasing Trust	0.450%	8/21/23	180	180
4 GM Financial Leasing Trust	0.510%	10/21/24	75	75
4 GM Financial Leasing Trust	0.760%	10/21/24	25	25
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	146
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	762
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	285	290
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	318	328
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	256
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	95
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	289
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	123
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	77	80
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	729

4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	68	71
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	137
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,111
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	298
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	121	127
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	164
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	522
4 GS Mortgage Securities Trust 2014-GC24	4.643%	9/10/47	125	113
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	210	220
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	874
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	135
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	129
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	547
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	492
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	412	435
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	195
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	423
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	443
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	326
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	840
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	307
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	220
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	713
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	279
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	677
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	1,109
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	294
4 GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	400	461
4 GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	275	304
4 GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	550	619
4 GS Mortgage Securities Trust 2019-GS4	3.000%	9/1/52	1,125	1,259
4 GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	500	560
4 GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	525	585
4 GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	150	166
4 GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	250	266
4 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	79	79
4 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	279	280
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	62	62
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	274	276
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	275	281
4 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	151	153
4 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	200	206
4 Honda Auto Receivables 2018-4 Owner
Trust	2.520%	6/21/23	665	681
4 Honda Auto Receivables 2018-4 Owner
Trust	2.540%	3/21/25	125	131
4 Honda Auto Receivables 2020-1 Owner
Trust	1.610%	4/22/24	450	461
4 Honda Auto Receivables 2020-1 Owner
Trust	1.630%	10/21/26	70	72

4 Honda Auto Receivables 2020-3 Owner
Trust	0.370%	10/18/24	375	375
4 Honda Auto Receivables 2020-3 Owner
Trust	0.460%	4/19/27	75	75
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	34	34
4 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	138	139
4 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	334
4 Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	50	51
4 Hyundai Auto Receivables Trust 2020-B	0.480%	12/16/24	175	175
4 Hyundai Auto Receivables Trust 2020-B	0.620%	12/15/25	75	75
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	378	391
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,260	1,296
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	403	412
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	144	150
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	114
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	92	96
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	215
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	327
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	161
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.130%	12/15/46	150	159
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	703
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	3.499%	4/15/46	175	170
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	250	273
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	325	368
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	1,062
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	400	455
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	325	362
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.723%	3/15/50	1,250	1,431
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	129	132
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	250	283
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	400	445
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	1,400	1,663
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.386%	6/13/52	850	973

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.669%	6/13/52	75	84
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	130
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.175%	7/15/45	81	86
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	140	146
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	854
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	236
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	39	41
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	473
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	294
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	127	133
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	684
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	136
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.055%	1/15/47	188	198
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	519
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	99
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.971%	2/15/47	113	119
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	2	2
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	228
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	246
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	190
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	82	85
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	109
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	81
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	713
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	175	190
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	352
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	205
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	46	46

4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	164
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	321
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	824
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	218
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	360	394
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	217
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	211
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	353	368
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	236
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	544
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	108
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	197	207
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	387
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	390	412
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	477
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	222
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	194	207
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	244
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	390	414
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	425	473
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	300	338
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	325	346
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	300	330
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	150	162
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	2,000	2,285
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	425	475
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	275	312
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.712%	10/15/50	175	195

4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	1,000	1,191
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	125	146
4 JPMDB Commercial Mortgage Securities
Trust 2019-COR6	3.056%	11/13/52	750	843
4 JPMDB Commercial Mortgage Securities
Trust 2020-COR7	2.180%	5/13/53	250	261
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	5	5
4 Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	275	280
4 Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	125	128
4 Mercedes-Benz Auto Lease Trust 2020-B	0.500%	6/15/26	50	50
4 Mercedes-Benz Auto Receivables Trust
2020-1	0.550%	2/18/25	175	176
4 Mercedes-Benz Auto Receivables Trust
2020-1	0.770%	10/15/26	30	30
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	175	181
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.218%	7/15/46	1,600	1,721
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.298%	8/15/46	240	261
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.498%	8/15/46	120	124
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	445	485
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	300	327
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.908%	11/15/46	150	158
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	179	186
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	36	37
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	225	236
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	100	104
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	150	158
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	125	131
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	156	156
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	375	404
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.917%	2/15/47	150	159
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	56	58
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	325	354
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.494%	6/15/47	125	129
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	20	20

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	100	111
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.631%	10/15/47	125	135
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	192	202
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	275	298
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	176	185
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	725	783
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	393	410
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	325	353
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	200	207
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	142	150
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	450	502
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.732%	5/15/48	275	307
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	475	502
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	250	278
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	275	291
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	300	333
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	200	213
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	250	282
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	300	316
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	800	881
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	800	865
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	950	1,041
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	800	911
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	325	363
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,132
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	400	449
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	400	444
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	575	650
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	664

4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	229
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	337
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	439
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	342
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	863
4 Morgan Stanley Capital I Trust 2016-
UBS12	3.596%	12/15/49	825	927
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	621
4 Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	1,050	1,196
4 Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	125	141
4 Morgan Stanley Capital I Trust 2019-H7	3.261%	7/15/52	200	226
4 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	625	738
4 Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	775	870
4 Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	750	819
4 Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	115	124
1 National Australia Bank Ltd.	2.250%	3/16/21	625	630
4 Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	175	178
4 Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	75	77
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	40	40
4 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	63	63
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	259	261
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	207	209
4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	400	411
4 Nissan Auto Receivables 2019-B Owner
Trust	2.500%	11/15/23	550	564
4 Nissan Auto Receivables 2019-B Owner
Trust	2.540%	12/15/25	150	157
4 Nissan Auto Receivables 2019-C Owner
Trust	1.930%	7/15/24	650	667
4 Nissan Auto Receivables 2019-C Owner
Trust	1.950%	5/15/26	150	156
4 Nissan Auto Receivables 2020-A Owner
Trust	1.380%	12/16/24	150	153
4 Nissan Auto Receivables 2020-B Owner
Trust	0.550%	7/15/24	200	200
4 Nissan Auto Receivables 2020-B Owner
Trust	0.710%	1/15/27	50	50
4 Public Service New Hampshire Funding
LLC 2018-1	3.094%	2/1/26	119	124
4 Public Service New Hampshire Funding
LLC 2018-1	3.506%	8/1/28	100	112
4 Public Service New Hampshire Funding
LLC 2018-1	3.814%	2/1/35	225	263
Royal Bank of Canada	2.100%	10/14/20	3,950	3,952
Royal Bank of Canada	2.300%	3/22/21	650	656
4 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	204	206
4 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	207	209
4 Santander Drive Auto Receivables Trust
2020-2	0.960%	11/15/24	100	100

4 Santander Drive Auto Receivables Trust
2020-2	1.460%	9/15/25	150	151
4 Santander Drive Auto Receivables Trust
2020-3	0.690%	3/17/25	150	150
4 Santander Drive Auto Receivables Trust
2020-3	1.120%	1/15/26	100	100
4 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,234
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	1,162	1,176
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	675	704
4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	1,200	1,214
4 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	1,175	1,263
1 Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,018
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	250	251
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	219	220
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	175	179
4 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	306	310
4 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	100	104
4 Toyota Auto Receivables 2020-A Owner
Trust	1.660%	5/15/24	565	577
4 Toyota Auto Receivables 2020-A Owner
Trust	1.680%	5/15/25	95	98
4 Toyota Auto Receivables 2020-B Owner
Trust	1.360%	8/15/24	50	51
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	890
4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	386
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	678
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	166
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	814
4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	334
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	525
4 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	675
4 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	295
4 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	453
4 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	693
4 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	371
4 UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	800	942
4 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	150	176
4 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	568
4 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	172	186
4 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	706
4 UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	119
4 UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	975	1,175
4 UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	575	692
4 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	681
4 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	200	232
4 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	374
4 UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	1,200	1,390
4 UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	400	456

4 UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	125	144
4 UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	450	494
4 UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	275	307
4 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	1,000	1,037
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	303
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	183
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	78
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	158	160
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	100	103
4 Volkswagen Auto Loan Enhanced Trust
2020-1	0.980%	11/20/24	100	101
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	198	206
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	74	78
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	900	979
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	54
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	191	195
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	400	436
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	200	216
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	355	371
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	200	217
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	188
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	872	936
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	689
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	129
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	239	252
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	694
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	102	107
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	853	923
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	209
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	173	182
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	309

4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	250
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	24	24
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	109	113
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	175	190
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	325	348
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	200	225
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	767	846
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	525	563
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	218	231
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	475	527
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	315	350
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	325	351
4 Wells Fargo Commercial Mortgage Trust
2016-C36	2.807%	11/15/59	175	187
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	325	370
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	350	368
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	614	670
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	854	965
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	242	270
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	725	819
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	400	447
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	400	436
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	600	681
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	150	170
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	1,000	1,128
4 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	1,200	1,367
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	1,200	1,358
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	1,200	1,401
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	200	230

4 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	775	911
4 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	1,000	1,175
4 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	475	558
4 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	975	1,149
4 Wells Fargo Commercial Mortgage Trust
2019-C50	3.729%	5/15/52	575	666
4 Wells Fargo Commercial Mortgage Trust
2019-C52	3.143%	8/15/52	350	384
4 Wells Fargo Commercial Mortgage Trust
2019-C53	3.040%	10/15/52	750	838
4 Wells Fargo Commercial Mortgage Trust
2019-C54	3.146%	12/15/52	450	509
4 Wells Fargo Commercial Mortgate Trust
2018-C47	4.442%	9/15/61	1,075	1,290
4 Wells Fargo Commercial Mortgate Trust
2019-C51	3.311%	6/15/52	780	884
4 Wells Fargo Commercial Mortgate Trust
2019-C52	2.892%	8/15/52	200	221
4 Wells Fargo Commercial Mortgate Trust
2020-C55	2.725%	2/15/53	675	741
4 Wells Fargo Commercial Mortgate Trust
2020-C56	2.448%	6/15/53	135	145
4 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	600	616
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	429	437
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	300	309
4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	250	251
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	175	181
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	319	329
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	262
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	114
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	54
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	233
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	46
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	424
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	208
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	84	87
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	706

4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	171
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	112	117
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	196
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	313
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	65	68
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	109
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	107
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	105
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	192	192
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,570
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	54
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.845%	12/15/46	75	80
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	2	2
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	150
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	190
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.894%	3/15/46	50	53
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	35	37
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	64	64
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	192
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	53
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	73	77
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	137
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	135
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	465
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	650	715
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	100	107
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	205	215
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	125	138

4	WFRBS Commercial Mortgage Trust 2014-
	C23	4.210%	10/15/57	75	83
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	205	212
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	725	793
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	300	324
4	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	625	625
4	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	775	782
4	World Omni Auto Receivables Trust 2019-
	C	1.960%	12/16/24	475	486
4	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	350	355
4	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	175	176
4	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	50	51
4	World Omni Auto Receivables Trust 2020-
	C	0.480%	11/17/25	200	200
4	World Omni Auto Receivables Trust 2020-
	C	0.610%	10/15/26	75	75
4	World Omni Automobile Lease
	Securitization Trust 2020-A	1.700%	1/17/23	200	204
4	World Omni Automobile Lease
	Securitization Trust 2020-A	1.790%	6/16/25	115	118
4	World Omni Select Auto Trust 2020-A	0.550%	7/15/25	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $465,075)					499,425
Corporate Bonds (11.5%)
Finance (3.5%)
	Banking (2.4%)
	Ally Financial Inc.	4.125%	2/13/22	510	528
	Ally Financial Inc.	3.875%	5/21/24	200	213
	Ally Financial Inc.	5.125%	9/30/24	550	613
	Ally Financial Inc.	8.000%	11/1/31	1,600	2,188
	American Express Co.	3.700%	11/5/21	1,000	1,033
	American Express Co.	2.750%	5/20/22	1,000	1,034
	American Express Co.	2.500%	8/1/22	2,400	2,483
	American Express Co.	2.650%	12/2/22	1,500	1,571
	American Express Co.	3.400%	2/27/23	950	1,011
	American Express Co.	3.700%	8/3/23	1,500	1,625
	American Express Co.	3.400%	2/22/24	1,000	1,086
	American Express Co.	2.500%	7/30/24	1,065	1,130
	American Express Co.	3.000%	10/30/24	1,200	1,299
	American Express Co.	3.625%	12/5/24	1,404	1,554
	American Express Co.	4.050%	12/3/42	121	152
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,390
	American Express Credit Corp.	3.300%	5/3/27	1,960	2,213
	Associated Bank NA	3.500%	8/13/21	250	256
	Australia & New Zealand Banking Group
	Ltd.	2.550%	11/23/21	300	308
	Australia & New Zealand Banking Group
	Ltd.	2.625%	5/19/22	250	259
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	1,750	1,832
	Australia & New Zealand Banking Group
	Ltd.	3.700%	11/16/25	250	285
	Banco Santander SA	3.848%	4/12/23	1,200	1,281

Banco Santander SA	2.706%	6/27/24	400	421
Banco Santander SA	5.179%	11/19/25	1,300	1,475
Banco Santander SA	4.250%	4/11/27	2,000	2,259
Banco Santander SA	3.800%	2/23/28	200	220
Banco Santander SA	4.379%	4/12/28	1,200	1,359
Banco Santander SA	3.306%	6/27/29	500	541
Banco Santander SA	3.490%	5/28/30	1,000	1,090
Bancolombia SA	3.000%	1/29/25	400	401
4 Bank of America Corp.	2.328%	10/1/21	2,500	2,500
4 Bank of America Corp.	2.738%	1/23/22	1,300	1,308
Bank of America Corp.	2.503%	10/21/22	1,850	1,889
Bank of America Corp.	3.300%	1/11/23	925	982
4 Bank of America Corp.	3.124%	1/20/23	410	423
4 Bank of America Corp.	2.816%	7/21/23	3,575	3,713
Bank of America Corp.	4.100%	7/24/23	1,425	1,566
4 Bank of America Corp.	3.004%	12/20/23	8,000	8,401
4 Bank of America Corp.	3.550%	3/5/24	3,535	3,755
4 Bank of America Corp.	3.864%	7/23/24	625	675
Bank of America Corp.	4.200%	8/26/24	3,025	3,357
Bank of America Corp.	4.000%	1/22/25	4,240	4,722
Bank of America Corp.	3.950%	4/21/25	3,036	3,356
4 Bank of America Corp.	3.093%	10/1/25	2,500	2,696
4 Bank of America Corp.	2.456%	10/22/25	1,175	1,238
4 Bank of America Corp.	3.366%	1/23/26	1,300	1,417
Bank of America Corp.	4.450%	3/3/26	5,650	6,489
Bank of America Corp.	3.500%	4/19/26	830	930
4 Bank of America Corp.	1.319%	6/19/26	11,450	11,522
Bank of America Corp.	4.250%	10/22/26	1,700	1,965
4 Bank of America Corp.	3.559%	4/23/27	2,275	2,541
Bank of America Corp.	3.248%	10/21/27	2,025	2,239
4 Bank of America Corp.	3.824%	1/20/28	450	510
4 Bank of America Corp.	3.705%	4/24/28	1,400	1,580
4 Bank of America Corp.	3.593%	7/21/28	2,250	2,517
4 Bank of America Corp.	3.419%	12/20/28	5,357	5,963
4 Bank of America Corp.	3.970%	3/5/29	1,425	1,634
4 Bank of America Corp.	4.271%	7/23/29	4,275	5,011
4 Bank of America Corp.	3.974%	2/7/30	500	579
4 Bank of America Corp.	3.194%	7/23/30	2,000	2,210
4 Bank of America Corp.	2.884%	10/22/30	4,175	4,489
4 Bank of America Corp.	2.496%	2/13/31	175	183
4 Bank of America Corp.	2.592%	4/29/31	6,000	6,341
Bank of America Corp.	6.110%	1/29/37	2,010	2,829
4 Bank of America Corp.	4.244%	4/24/38	2,100	2,560
Bank of America Corp.	7.750%	5/14/38	2,075	3,425
4 Bank of America Corp.	4.078%	4/23/40	1,425	1,702
4 Bank of America Corp.	2.676%	6/19/41	3,050	3,104
Bank of America Corp.	5.875%	2/7/42	1,350	1,979
Bank of America Corp.	5.000%	1/21/44	1,950	2,697
Bank of America Corp.	4.875%	4/1/44	550	740
Bank of America Corp.	4.750%	4/21/45	350	462
4 Bank of America Corp.	4.443%	1/20/48	1,875	2,426
4 Bank of America Corp.	3.946%	1/23/49	1,175	1,429
4 Bank of America Corp.	4.330%	3/15/50	700	886
4 Bank of America Corp.	4.083%	3/20/51	4,500	5,566
Bank of America NA	6.000%	10/15/36	600	856
Bank of Montreal	1.900%	8/27/21	1,500	1,523
Bank of Montreal	2.900%	3/26/22	2,350	2,438

	Bank of Montreal	2.350%	9/11/22	137	142
	Bank of Montreal	2.550%	11/6/22	13	14
	Bank of Montreal	3.300%	2/5/24	1,000	1,081
	Bank of Montreal	2.500%	6/28/24	800	851
	Bank of Montreal	1.850%	5/1/25	820	853
4	Bank of Montreal	4.338%	10/5/28	400	429
4	Bank of Montreal	3.803%	12/15/32	1,600	1,766
	Bank of New York Mellon Corp.	2.600%	2/7/22	1,375	1,415
	Bank of New York Mellon Corp.	1.850%	1/27/23	375	387
	Bank of New York Mellon Corp.	2.950%	1/29/23	850	895
	Bank of New York Mellon Corp.	3.500%	4/28/23	625	674
4	Bank of New York Mellon Corp.	2.661%	5/16/23	1,275	1,318
	Bank of New York Mellon Corp.	3.450%	8/11/23	525	570
	Bank of New York Mellon Corp.	2.200%	8/16/23	825	865
	Bank of New York Mellon Corp.	3.650%	2/4/24	150	165
	Bank of New York Mellon Corp.	3.250%	9/11/24	600	657
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,327
	Bank of New York Mellon Corp.	2.450%	8/17/26	500	546
	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,704
	Bank of New York Mellon Corp.	3.400%	1/29/28	600	692
4	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,376
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	1,120
	Bank of New York Mellon Corp.	3.300%	8/23/29	500	572
	Bank of Nova Scotia	2.375%	1/18/23	2,250	2,345
	Bank of Nova Scotia	1.950%	2/1/23	1,825	1,883
	Bank of Nova Scotia	1.625%	5/1/23	1,000	1,026
	Bank of Nova Scotia	3.400%	2/11/24	500	543
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,774
	Bank of Nova Scotia	1.300%	6/11/25	3,000	3,046
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,443
	Bank of Nova Scotia	2.700%	8/3/26	425	465
	Bank One Corp.	7.625%	10/15/26	3,000	4,008
	Barclays plc	3.200%	8/10/21	850	870
	Barclays plc	3.684%	1/10/23	950	980
4	Barclays plc	4.610%	2/15/23	1,000	1,047
4	Barclays plc	4.338%	5/16/24	1,000	1,073
	Barclays plc	3.650%	3/16/25	3,000	3,234
4	Barclays plc	3.932%	5/7/25	800	856
	Barclays plc	4.375%	1/12/26	1,200	1,347
4	Barclays plc	2.852%	5/7/26	2,025	2,108
	Barclays plc	5.200%	5/12/26	1,260	1,397
	Barclays plc	4.337%	1/10/28	1,000	1,111
	Barclays plc	4.836%	5/9/28	4,750	5,145
4	Barclays plc	4.972%	5/16/29	1,000	1,167
4	Barclays plc	5.088%	6/20/30	2,975	3,343
	Barclays plc	2.645%	6/24/31	1,000	995
	Barclays plc	3.564%	9/23/35	500	493
	BBVA USA	2.875%	6/29/22	1,550	1,596
	BNP Paribas SA	3.250%	3/3/23	375	399
	BNP Paribas SA	4.250%	10/15/24	500	553
1,4	BNP Paribas SA	3.052%	1/13/31	1,175	1,263
	BPCE SA	2.750%	12/2/21	500	514
1	BPCE SA	3.000%	5/22/22	1,000	1,034
	BPCE SA	4.000%	4/15/24	1,200	1,329
	BPCE SA	3.375%	12/2/26	250	282
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,765
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	1,000	1,009

Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,086
Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	863
Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	200
4 Capital One Bank USA NA	2.014%	1/27/23	750	763
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,205
4 Capital One Bank USA NA	2.280%	1/28/26	750	780
Capital One Financial Corp.	3.050%	3/9/22	675	697
Capital One Financial Corp.	3.200%	1/30/23	2,000	2,114
Capital One Financial Corp.	3.500%	6/15/23	82	88
Capital One Financial Corp.	3.900%	1/29/24	250	272
Capital One Financial Corp.	3.750%	4/24/24	2,575	2,803
Capital One Financial Corp.	3.300%	10/30/24	4,050	4,373
Capital One Financial Corp.	4.250%	4/30/25	502	568
Capital One Financial Corp.	4.200%	10/29/25	500	553
Capital One Financial Corp.	3.750%	7/28/26	250	272
Capital One Financial Corp.	3.750%	3/9/27	1,075	1,194
Capital One Financial Corp.	3.650%	5/11/27	1,750	1,931
Capital One Financial Corp.	3.800%	1/31/28	2,000	2,231
4 Citibank NA	3.165%	2/19/22	2,500	2,521
Citigroup Inc.	2.350%	8/2/21	600	610
Citigroup Inc.	4.500%	1/14/22	1,000	1,051
Citigroup Inc.	2.750%	4/25/22	1,125	1,163
Citigroup Inc.	4.050%	7/30/22	2,225	2,361
Citigroup Inc.	2.700%	10/27/22	1,550	1,616
4 Citigroup Inc.	2.312%	11/4/22	750	764
4 Citigroup Inc.	3.142%	1/24/23	2,000	2,064
Citigroup Inc.	3.500%	5/15/23	450	480
Citigroup Inc.	3.875%	10/25/23	1,725	1,884
Citigroup Inc.	3.750%	6/16/24	2,975	3,280
Citigroup Inc.	4.000%	8/5/24	725	797
Citigroup Inc.	3.875%	3/26/25	3,544	3,906
Citigroup Inc.	3.300%	4/27/25	275	303
Citigroup Inc.	4.400%	6/10/25	1,975	2,219
Citigroup Inc.	5.500%	9/13/25	1,000	1,182
Citigroup Inc.	3.700%	1/12/26	400	450
Citigroup Inc.	4.600%	3/9/26	975	1,114
4 Citigroup Inc.	3.106%	4/8/26	5,750	6,189
Citigroup Inc.	3.400%	5/1/26	750	833
Citigroup Inc.	3.200%	10/21/26	3,000	3,307
Citigroup Inc.	4.300%	11/20/26	775	885
Citigroup Inc.	4.450%	9/29/27	3,450	3,994
4 Citigroup Inc.	3.887%	1/10/28	2,075	2,347
Citigroup Inc.	6.625%	1/15/28	800	1,049
4 Citigroup Inc.	3.668%	7/24/28	1,975	2,216
Citigroup Inc.	4.125%	7/25/28	425	488
4 Citigroup Inc.	3.520%	10/27/28	1,760	1,955
4 Citigroup Inc.	3.980%	3/20/30	2,000	2,303
4 Citigroup Inc.	2.976%	11/5/30	1,175	1,271
4 Citigroup Inc.	2.666%	1/29/31	175	185
4 Citigroup Inc.	4.412%	3/31/31	8,750	10,490
4 Citigroup Inc.	2.572%	6/3/31	2,500	2,621
Citigroup Inc.	5.875%	2/22/33	200	264
Citigroup Inc.	6.000%	10/31/33	525	711
Citigroup Inc.	6.125%	8/25/36	1,699	2,318
4 Citigroup Inc.	3.878%	1/24/39	1,100	1,296
Citigroup Inc.	8.125%	7/15/39	1,099	1,917
4 Citigroup Inc.	5.316%	3/26/41	2,950	4,042

	Citigroup Inc.	5.875%	1/30/42	800	1,173
	Citigroup Inc.	5.300%	5/6/44	750	1,008
	Citigroup Inc.	4.650%	7/30/45	1,000	1,301
	Citigroup Inc.	4.750%	5/18/46	325	406
	Citigroup Inc.	4.650%	7/23/48	1,480	1,943
	Citizens Bank NA	2.650%	5/26/22	600	620
	Citizens Bank NA	3.700%	3/29/23	250	267
	Citizens Bank NA	3.250%	2/14/22	400	414
	Citizens Bank NA	3.750%	2/18/26	500	573
	Citizens Financial Group Inc.	4.300%	12/3/25	220	255
	Citizens Financial Group Inc.	2.850%	7/27/26	1,775	1,957
	Citizens Financial Group Inc.	2.500%	2/6/30	450	482
1	Citizens Financial Group Inc.	2.638%	9/30/32	180	179
	Comerica Bank	4.000%	7/27/25	578	640
	Comerica Inc.	3.700%	7/31/23	750	813
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	309
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,174
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	1,035
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,962
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,615	1,817
	Cooperatieve Rabobank UA	4.375%	8/4/25	702	790
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,500	1,670
	Cooperatieve Rabobank UA	5.750%	12/1/43	450	648
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,657
	Credit Suisse AG	3.000%	10/29/21	800	823
	Credit Suisse AG	2.100%	11/12/21	400	408
	Credit Suisse AG	3.625%	9/9/24	2,325	2,571
	Credit Suisse AG	2.800%	4/8/22	750	776
1	Credit Suisse Group AG	3.574%	1/9/23	1,175	1,214
1,4	Credit Suisse Group AG	4.194%	4/1/31	1,000	1,155
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	1,100	1,145
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	6/9/23	2,335	2,504
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	1,500	1,662
	Credit Suisse Group Funding Guernsey
	Ltd.	4.550%	4/17/26	1,300	1,511
	Credit Suisse Group Funding Guernsey
	Ltd.	4.875%	5/15/45	1,950	2,590
	Credit Suisse USA Inc.	7.125%	7/15/32	465	704
	Deutsche Bank AG	4.250%	10/14/21	2,700	2,775
	Deutsche Bank AG	3.300%	11/16/22	2,500	2,578
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,364
	Deutsche Bank AG	4.100%	1/13/26	400	422
	Deutsche Bank AG	3.700%	5/30/24	775	817
	Discover Bank	3.200%	8/9/21	350	357
	Discover Bank	3.350%	2/6/23	600	634
	Discover Bank	4.200%	8/8/23	500	547
	Discover Bank	2.450%	9/12/24	600	633
	Discover Bank	4.250%	3/13/26	1,125	1,279
	Discover Bank	3.450%	7/27/26	500	546
4	Discover Bank	4.682%	8/9/28	425	447
	Discover Bank	4.650%	9/13/28	500	589
	Discover Bank	2.700%	2/6/30	400	419
	Discover Financial Services	3.850%	11/21/22	225	240
	Discover Financial Services	3.950%	11/6/24	350	386

Discover Financial Services	3.750%	3/4/25	953	1,038
Discover Financial Services	4.500%	1/30/26	1,000	1,142
Discover Financial Services	4.100%	2/9/27	1,175	1,304
Fifth Third Bancorp	3.500%	3/15/22	950	988
Fifth Third Bancorp	4.300%	1/16/24	475	525
Fifth Third Bancorp	3.650%	1/25/24	500	545
Fifth Third Bancorp	2.375%	1/28/25	1,823	1,930
Fifth Third Bancorp	2.550%	5/5/27	1,500	1,608
Fifth Third Bancorp	3.950%	3/14/28	300	348
Fifth Third Bancorp	8.250%	3/1/38	710	1,170
Fifth Third Bank	2.875%	10/1/21	1,435	1,469
Fifth Third Bank	3.950%	7/28/25	625	715
Fifth Third Bank	3.850%	3/15/26	1,500	1,712
Fifth Third Bank	1.800%	1/30/23	315	324
Fifth Third Bank	2.250%	2/1/27	1,165	1,246
First Republic Bank	4.375%	8/1/46	200	242
First Republic Bank	4.625%	2/13/47	375	467
4 First Republic Bank	1.912%	2/12/24	500	513
FirstMerit Bank NA	4.270%	11/25/26	450	515
Goldman Sachs Capital I	6.345%	2/15/34	975	1,338
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	2,005
Goldman Sachs Group Inc.	5.750%	1/24/22	2,375	2,536
Goldman Sachs Group Inc.	3.000%	4/26/22	3,450	3,497
4 Goldman Sachs Group Inc.	2.876%	10/31/22	2,547	2,607
Goldman Sachs Group Inc.	3.625%	1/22/23	1,725	1,841
Goldman Sachs Group Inc.	3.200%	2/23/23	2,805	2,969
4 Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,777
Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,432
Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,921
Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	5,395
Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	1,104
Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,112
Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,755
Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,268
Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,234
4 Goldman Sachs Group Inc.	3.691%	6/5/28	5,550	6,220
4 Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,366
4 Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,507
Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	7,372
Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	4,151
Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	5,238
4 Goldman Sachs Group Inc.	4.017%	10/31/38	1,730	2,033
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	3,118
Goldman Sachs Group Inc.	4.800%	7/8/44	1,575	2,054
Goldman Sachs Group Inc.	5.150%	5/22/45	1,575	2,060
Goldman Sachs Group Inc.	4.750%	10/21/45	225	294
HSBC Bank USA NA	7.000%	1/15/39	650	951
HSBC Holdings plc	4.000%	3/30/22	440	461
4 HSBC Holdings plc	3.262%	3/13/23	3,525	3,645
HSBC Holdings plc	3.600%	5/25/23	1,525	1,627
HSBC Holdings plc	4.250%	3/14/24	1,000	1,072
4 HSBC Holdings plc	3.950%	5/18/24	2,100	2,247
4 HSBC Holdings plc	3.803%	3/11/25	2,800	3,014
4 HSBC Holdings plc	2.633%	11/7/25	200	207
HSBC Holdings plc	4.300%	3/8/26	3,570	4,014
4 HSBC Holdings plc	1.645%	4/18/26	3,000	2,981
HSBC Holdings plc	3.900%	5/25/26	1,950	2,154

4 HSBC Holdings plc	2.099%	6/4/26	7,135	7,224
4 HSBC Holdings plc	4.292%	9/12/26	3,100	3,450
HSBC Holdings plc	4.375%	11/23/26	1,000	1,102
4 HSBC Holdings plc	4.041%	3/13/28	1,000	1,103
4 HSBC Holdings plc	2.013%	9/22/28	5,000	4,916
4 HSBC Holdings plc	4.583%	6/19/29	800	919
HSBC Holdings plc	4.950%	3/31/30	3,175	3,815
4 HSBC Holdings plc	2.848%	6/4/31	2,000	2,068
4 HSBC Holdings plc	2.357%	8/18/31	2,000	1,975
HSBC Holdings plc	7.625%	5/17/32	400	559
HSBC Holdings plc	7.350%	11/27/32	400	523
HSBC Holdings plc	6.500%	5/2/36	2,485	3,343
HSBC Holdings plc	6.500%	9/15/37	660	895
HSBC Holdings plc	6.800%	6/1/38	1,450	2,036
HSBC Holdings plc	6.100%	1/14/42	200	287
HSBC Holdings plc	5.250%	3/14/44	1,200	1,517
HSBC USA Inc.	3.500%	6/23/24	400	429
Huntington Bancshares Inc.	2.300%	1/14/22	325	332
Huntington Bancshares Inc.	4.000%	5/15/25	400	455
Huntington Bancshares Inc.	2.550%	2/4/30	125	131
Huntington National Bank	3.125%	4/1/22	400	415
Huntington National Bank	2.500%	8/7/22	600	623
Huntington National Bank	1.800%	2/3/23	1,125	1,154
Huntington National Bank	3.550%	10/6/23	650	706
ING Groep NV	3.150%	3/29/22	700	726
ING Groep NV	4.100%	10/2/23	1,500	1,647
ING Groep NV	3.550%	4/9/24	400	435
ING Groep NV	3.950%	3/29/27	1,300	1,486
ING Groep NV	4.550%	10/2/28	1,000	1,208
ING Groep NV	4.050%	4/9/29	610	714
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,564
JPMorgan Chase & Co.	2.972%	1/15/23	650	671
JPMorgan Chase & Co.	3.200%	1/25/23	4,375	4,648
4 JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,552
JPMorgan Chase & Co.	3.375%	5/1/23	1,000	1,060
4 JPMorgan Chase & Co.	3.559%	4/23/24	2,930	3,130
JPMorgan Chase & Co.	3.625%	5/13/24	622	685
4 JPMorgan Chase & Co.	1.514%	6/1/24	8,840	9,029
4 JPMorgan Chase & Co.	3.797%	7/23/24	725	784
JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,428
4 JPMorgan Chase & Co.	4.023%	12/5/24	3,000	3,300
JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,611
4 JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,587
JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,474
4 JPMorgan Chase & Co.	2.301%	10/15/25	3,000	3,144
JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,828
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,247
JPMorgan Chase & Co.	2.950%	10/1/26	3,950	4,343
JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,920
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,113
4 JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,971
4 JPMorgan Chase & Co.	3.540%	5/1/28	775	868
4 JPMorgan Chase & Co.	2.182%	6/1/28	2,450	2,557
4 JPMorgan Chase & Co.	3.509%	1/23/29	2,200	2,473
4 JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,969
4 JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,835
4 JPMorgan Chase & Co.	2.739%	10/15/30	2,000	2,154

4 JPMorgan Chase & Co.	4.493%	3/24/31	5,675	6,914
4 JPMorgan Chase & Co.	2.956%	5/13/31	3,000	3,207
JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,614
4 JPMorgan Chase & Co.	3.882%	7/24/38	1,980	2,339
JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,964
4 JPMorgan Chase & Co.	3.109%	4/22/41	6,000	6,549
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,718
JPMorgan Chase & Co.	5.625%	8/16/43	2,000	2,877
JPMorgan Chase & Co.	4.950%	6/1/45	3,250	4,375
4 JPMorgan Chase & Co.	4.260%	2/22/48	1,275	1,596
4 JPMorgan Chase & Co.	3.964%	11/15/48	3,500	4,242
4 JPMorgan Chase & Co.	3.109%	4/22/51	3,275	3,479
KeyBank NA	2.500%	11/22/21	300	307
KeyBank NA	2.400%	6/9/22	1,000	1,032
KeyBank NA	2.300%	9/14/22	500	518
KeyBank NA	3.375%	3/7/23	500	533
KeyBank NA	3.300%	6/1/25	500	558
4 KeyBank NA	3.180%	10/15/27	250	260
KeyCorp	5.100%	3/24/21	1,310	1,339
KeyCorp	4.150%	10/29/25	850	979
KeyCorp	2.250%	4/6/27	750	793
KeyCorp	4.100%	4/30/28	1,400	1,637
KeyCorp	2.550%	10/1/29	600	637
Lloyds Banking Group plc	3.000%	1/11/22	1,000	1,027
4 Lloyds Banking Group plc	2.858%	3/17/23	975	1,002
Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,577
4 Lloyds Banking Group plc	2.907%	11/7/23	1,200	1,245
Lloyds Banking Group plc	3.900%	3/12/24	800	868
Lloyds Banking Group plc	4.450%	5/8/25	500	565
4 Lloyds Banking Group plc	3.870%	7/9/25	3,000	3,289
Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,250
4 Lloyds Banking Group plc	2.438%	2/5/26	750	779
Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,107
Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,107
Lloyds Banking Group plc	4.375%	3/22/28	1,025	1,185
4 Lloyds Banking Group plc	3.574%	11/7/28	1,000	1,095
Lloyds Banking Group plc	4.344%	1/9/48	500	587
M&T Bank Corp.	3.550%	7/26/23	550	599
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,558
Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	281
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	774
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	830
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	2,575	2,668
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	1,037
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,200	1,278
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,623
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	210
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,304
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	853
4 Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	999
Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,900
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	2,228
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	508
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	267
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	758
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,718
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,111

Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	3,018
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	500	586
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,465
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	907
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,232
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	1,006
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	244
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	1,000	1,159
Mizuho Financial Group Inc.	2.953%	2/28/22	500	517
Mizuho Financial Group Inc.	3.549%	3/5/23	425	453
4 Mizuho Financial Group Inc.	2.721%	7/16/23	1,625	1,683
4 Mizuho Financial Group Inc.	3.922%	9/11/24	300	326
4 Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,722
4 Mizuho Financial Group Inc.	2.555%	9/13/25	400	419
Mizuho Financial Group Inc.	3.663%	2/28/27	250	278
Mizuho Financial Group Inc.	4.018%	3/5/28	400	464
4 Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,165
4 Mizuho Financial Group Inc.	3.153%	7/16/30	2,200	2,394
4 Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	1,044
Morgan Stanley	2.625%	11/17/21	200	205
Morgan Stanley	2.750%	5/19/22	2,547	2,639
Morgan Stanley	4.875%	11/1/22	1,575	1,707
Morgan Stanley	3.125%	1/23/23	2,000	2,115
Morgan Stanley	4.100%	5/22/23	2,025	2,190
Morgan Stanley	3.875%	4/29/24	2,700	2,971
4 Morgan Stanley	2.720%	7/22/25	1,948	2,072
Morgan Stanley	4.000%	7/23/25	4,164	4,695
Morgan Stanley	5.000%	11/24/25	1,100	1,291
Morgan Stanley	3.875%	1/27/26	1,800	2,051
4 Morgan Stanley	2.188%	4/28/26	750	785
Morgan Stanley	3.125%	7/27/26	3,150	3,477
Morgan Stanley	6.250%	8/9/26	975	1,231
Morgan Stanley	4.350%	9/8/26	4,780	5,518
Morgan Stanley	3.625%	1/20/27	2,135	2,414
Morgan Stanley	3.950%	4/23/27	745	843
4 Morgan Stanley	3.591%	7/22/28	3,040	3,404
4 Morgan Stanley	3.772%	1/24/29	2,850	3,244
4 Morgan Stanley	2.699%	1/22/31	175	186
4 Morgan Stanley	3.622%	4/1/31	8,000	9,140
Morgan Stanley	7.250%	4/1/32	705	1,060
4 Morgan Stanley	3.971%	7/22/38	2,100	2,464
Morgan Stanley	6.375%	7/24/42	2,400	3,722
Morgan Stanley	4.300%	1/27/45	2,850	3,615
Morgan Stanley	4.375%	1/22/47	750	974
4 Morgan Stanley	5.597%	3/24/51	2,000	3,030
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	288
MUFG Americas Holdings Corp.	3.000%	2/10/25	1,280	1,386
MUFG Union Bank NA	3.150%	4/1/22	3,000	3,115
MUFG Union Bank NA	2.100%	12/9/22	1,945	2,008
National Australia Bank Ltd.	3.700%	11/4/21	500	519
National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,031
National Australia Bank Ltd.	3.000%	1/20/23	755	798
National Australia Bank Ltd.	3.625%	6/20/23	250	271
National Australia Bank Ltd.	3.375%	1/14/26	150	169
National Australia Bank Ltd.	2.500%	7/12/26	950	1,032
National Bank of Canada	2.100%	2/1/23	830	857
4 Natwest Group plc	3.498%	5/15/23	1,400	1,446

Natwest Group plc	3.875%	9/12/23	2,500	2,685
Natwest Group plc	6.000%	12/19/23	600	671
4 Natwest Group plc	4.519%	6/25/24	1,000	1,076
4 Natwest Group plc	4.269%	3/22/25	3,800	4,122
4 Natwest Group plc	3.073%	5/22/28	1,750	1,843
4 Natwest Group plc	4.892%	5/18/29	2,000	2,325
4 Natwest Group plc	3.032%	11/28/35	1,200	1,146
Northern Trust Corp.	2.375%	8/2/22	745	774
Northern Trust Corp.	3.950%	10/30/25	600	694
Northern Trust Corp.	3.650%	8/3/28	325	384
Northern Trust Corp.	3.150%	5/3/29	500	572
4 Northern Trust Corp.	3.375%	5/8/32	275	300
People's United Bank NA	4.000%	7/15/24	275	294
People's United Financial Inc.	3.650%	12/6/22	413	436
PNC Bank NA	2.550%	12/9/21	2,100	2,145
PNC Bank NA	2.625%	2/17/22	1,200	1,232
PNC Bank NA	2.450%	7/28/22	400	414
4 PNC Bank NA	2.028%	12/9/22	590	600
PNC Bank NA	2.950%	1/30/23	1,100	1,158
4 PNC Bank NA	1.743%	2/24/23	750	764
PNC Bank NA	3.800%	7/25/23	700	763
PNC Bank NA	3.300%	10/30/24	887	972
PNC Bank NA	2.950%	2/23/25	1,089	1,190
PNC Bank NA	3.250%	6/1/25	825	913
PNC Bank NA	4.200%	11/1/25	825	952
PNC Bank NA	3.100%	10/25/27	250	278
PNC Bank NA	3.250%	1/22/28	600	673
PNC Bank NA	4.050%	7/26/28	1,000	1,165
PNC Bank NA	2.700%	10/22/29	300	321
PNC Financial Services Group Inc.	2.854%	11/9/22	400	419
PNC Financial Services Group Inc.	3.500%	1/23/24	200	218
PNC Financial Services Group Inc.	3.900%	4/29/24	500	553
PNC Financial Services Group Inc.	3.150%	5/19/27	700	778
PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	3,310
PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,466
PNC Funding Corp.	3.300%	3/8/22	1,280	1,330
Regions Bank	6.450%	6/26/37	500	695
Regions Financial Corp.	2.750%	8/14/22	775	806
Regions Financial Corp.	3.800%	8/14/23	650	705
Regions Financial Corp.	7.375%	12/10/37	500	751
Royal Bank of Canada	3.200%	4/30/21	2,700	2,744
Royal Bank of Canada	2.750%	2/1/22	1,400	1,445
Royal Bank of Canada	2.800%	4/29/22	1,000	1,038
Royal Bank of Canada	1.950%	1/17/23	400	413
Royal Bank of Canada	1.600%	4/17/23	500	513
Royal Bank of Canada	3.700%	10/5/23	1,050	1,146
Royal Bank of Canada	2.550%	7/16/24	975	1,043
Royal Bank of Canada	2.250%	11/1/24	1,750	1,855
Royal Bank of Canada	1.150%	6/10/25	2,050	2,078
Royal Bank of Canada	4.650%	1/27/26	750	885
Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	2,066
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	258
4 Royal Bank of Scotland Group plc	3.754%	11/1/29	200	207
4 Royal Bank of Scotland Group plc	5.076%	1/27/30	1,140	1,358
4 Royal Bank of Scotland Group plc	4.445%	5/8/30	175	199
Santander Holdings USA Inc.	3.400%	1/18/23	850	889
Santander Holdings USA Inc.	4.500%	7/17/25	867	959

	Santander Holdings USA Inc.	3.244%	10/5/26	3,850	4,115
	Santander Holdings USA Inc.	4.400%	7/13/27	900	989
	Santander UK Group Holdings plc	2.875%	8/5/21	825	839
	Santander UK Group Holdings plc	3.571%	1/10/23	700	722
4	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,948
4	Santander UK Group Holdings plc	3.823%	11/3/28	500	552
	Santander UK plc	2.100%	1/13/23	1,810	1,862
	Santander UK plc	4.000%	3/13/24	1,200	1,324
	Santander UK plc	2.875%	6/18/24	250	267
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,010
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	517
1	Societe Generale SA	3.000%	1/22/30	1,000	1,051
1,4	Standard Chartered plc	4.644%	4/1/31	1,000	1,154
1,4	State Street Corp.	2.825%	3/30/23	750	776
4	State Street Corp.	2.653%	5/15/23	2,000	2,070
	State Street Corp.	3.100%	5/15/23	550	586
4	State Street Corp.	3.776%	12/3/24	1,000	1,095
	State Street Corp.	3.550%	8/18/25	635	719
4	State Street Corp.	2.354%	11/1/25	550	581
	State Street Corp.	2.650%	5/19/26	4,500	4,931
4	State Street Corp.	4.141%	12/3/29	800	962
	State Street Corp.	2.400%	1/24/30	625	681
4	State Street Corp.	3.031%	11/1/34	550	598
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	340
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	82
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	795
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	3,187
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,302
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,029
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	835
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,583
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,083
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,185
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,658
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,585
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,900
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	750	762
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	800	860
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	717
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,114
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,600	1,780
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,790
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	752
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	295
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	1,092
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	600	643
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	426
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,257
	SVB Financial Group	3.500%	1/29/25	319	343
	SVB Financial Group	3.125%	6/5/30	300	336
	Svenska Handelsbanken AB	2.450%	3/30/21	650	657
	Synchrony Bank	3.000%	6/15/22	350	361
	Synchrony Financial	3.750%	8/15/21	300	306
	Synchrony Financial	2.850%	7/25/22	300	309
	Synchrony Financial	4.375%	3/19/24	500	542
	Synchrony Financial	4.250%	8/15/24	700	758
	Synchrony Financial	4.500%	7/23/25	1,298	1,429

	Synchrony Financial	3.700%	8/4/26	500	531
	Synchrony Financial	3.950%	12/1/27	1,125	1,208
4	Synovus Bank/Columbus GA	2.289%	2/10/23	250	253
	Synovus Financial Corp.	3.125%	11/1/22	250	259
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	2,020
	Toronto-Dominion Bank	1.900%	12/1/22	900	929
	Toronto-Dominion Bank	0.750%	6/12/23	5,000	5,031
	Toronto-Dominion Bank	2.650%	6/12/24	3,000	3,205
	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,572
4	Toronto-Dominion Bank	3.625%	9/15/31	500	560
	Truist Bank	2.625%	1/15/22	1,000	1,026
	Truist Bank	2.800%	5/17/22	2,000	2,075
4	Truist Bank	3.502%	8/2/22	425	435
	Truist Bank	3.000%	2/2/23	450	474
	Truist Bank	2.750%	5/1/23	250	263
	Truist Bank	3.200%	4/1/24	3,000	3,244
4	Truist Bank	3.689%	8/2/24	725	788
	Truist Bank	2.150%	12/6/24	2,300	2,429
	Truist Bank	3.625%	9/16/25	2,600	2,924
	Truist Bank	3.300%	5/15/26	725	813
	Truist Bank	3.800%	10/30/26	400	463
	Truist Financial Corp	2.900%	3/3/21	300	303
	Truist Financial Corp.	2.700%	1/27/22	500	514
	Truist Financial Corp.	2.750%	4/1/22	750	774
	Truist Financial Corp.	3.050%	6/20/22	1,000	1,041
	Truist Financial Corp.	3.750%	12/6/23	900	983
	Truist Financial Corp.	2.500%	8/1/24	100	106
	Truist Financial Corp.	2.850%	10/26/24	791	856
	Truist Financial Corp.	4.000%	5/1/25	35	40
	Truist Financial Corp.	3.700%	6/5/25	1,902	2,152
	Truist Financial Corp.	1.200%	8/5/25	500	509
	Truist Financial Corp.	1.125%	8/3/27	2,750	2,742
	Truist Financial Corp.	3.875%	3/19/29	600	687
	Truist Financial Corp.	1.950%	6/5/30	300	309
1,4	UBS Group AG	3.126%	8/13/30	1,175	1,303
	US Bancorp	2.625%	1/24/22	2,000	2,057
	US Bancorp	3.000%	3/15/22	575	596
	US Bancorp	2.950%	7/15/22	375	391
	US Bancorp	3.700%	1/30/24	650	715
	US Bancorp	3.375%	2/5/24	1,000	1,088
	US Bancorp	2.400%	7/30/24	825	878
	US Bancorp	3.950%	11/17/25	150	173
	US Bancorp	3.100%	4/27/26	1,500	1,665
	US Bancorp	2.375%	7/22/26	125	136
	US Bancorp	3.150%	4/27/27	1,250	1,411
	US Bancorp	3.900%	4/26/28	425	507
	US Bancorp	3.000%	7/30/29	1,775	1,965
	US Bank NA	2.850%	1/23/23	600	633
	US Bank NA	3.400%	7/24/23	850	918
	US Bank NA	2.800%	1/27/25	1,749	1,900
	US Bank NA	3.450%	11/16/21	300	310
	US Bank NA	1.800%	1/21/22	1,250	1,273
	US Bank NA	2.650%	5/23/22	1,250	1,297
	US Bank NA	1.950%	1/9/23	1,220	1,262
	US Bank NA	2.050%	1/21/25	1,250	1,321
	Wachovia Corp.	6.605%	10/1/25	1,000	1,210
	Wachovia Corp.	7.500%	4/15/35	150	224

Wachovia Corp.	5.500%	8/1/35	325	430
Wachovia Corp.	6.550%	10/15/35	100	134
Wells Fargo & Co.	3.500%	3/8/22	600	626
Wells Fargo & Co.	2.625%	7/22/22	295	306
Wells Fargo & Co.	3.069%	1/24/23	4,875	5,027
Wells Fargo & Co.	3.450%	2/13/23	3,500	3,710
Wells Fargo & Co.	4.125%	8/15/23	1,675	1,826
Wells Fargo & Co.	3.750%	1/24/24	1,000	1,085
4 Wells Fargo & Co.	1.654%	6/2/24	5,000	5,093
Wells Fargo & Co.	3.550%	9/29/25	1,149	1,277
4 Wells Fargo & Co.	2.406%	10/30/25	3,400	3,552
Wells Fargo & Co.	3.000%	4/22/26	4,025	4,376
4 Wells Fargo & Co.	2.188%	4/30/26	3,000	3,116
Wells Fargo & Co.	4.100%	6/3/26	1,925	2,162
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,483
Wells Fargo & Co.	4.300%	7/22/27	1,500	1,718
4 Wells Fargo & Co.	2.393%	6/2/28	1,500	1,566
Wells Fargo & Co.	4.150%	1/24/29	200	235
4 Wells Fargo & Co.	2.879%	10/30/30	8,000	8,537
4 Wells Fargo & Co.	4.478%	4/4/31	5,210	6,315
4 Wells Fargo & Co.	3.068%	4/30/41	6,000	6,237
Wells Fargo & Co.	5.375%	11/2/43	1,550	2,044
Wells Fargo & Co.	5.606%	1/15/44	1,900	2,578
Wells Fargo & Co.	4.650%	11/4/44	2,175	2,644
Wells Fargo & Co.	3.900%	5/1/45	650	756
Wells Fargo & Co.	4.900%	11/17/45	2,300	2,905
Wells Fargo & Co.	4.400%	6/14/46	1,375	1,629
Wells Fargo & Co.	4.750%	12/7/46	2,175	2,713
4 Wells Fargo & Co.	5.013%	4/4/51	5,500	7,536
Wells Fargo & Co.	5.950%	12/1/86	425	553
Wells Fargo Bank NA	3.625%	10/22/21	2,000	2,062
Wells Fargo Bank NA	3.550%	8/14/23	2,500	2,707
Wells Fargo Bank NA	5.950%	8/26/36	550	752
Wells Fargo Bank NA	5.850%	2/1/37	425	576
Wells Fargo Bank NA	6.600%	1/15/38	605	881
Westpac Banking Corp.	2.000%	8/19/21	1,000	1,016
Westpac Banking Corp.	2.500%	6/28/22	2,400	2,492
Westpac Banking Corp.	2.750%	1/11/23	800	842
Westpac Banking Corp.	2.000%	1/13/23	620	640
Westpac Banking Corp.	3.650%	5/15/23	400	433
Westpac Banking Corp.	3.300%	2/26/24	1,000	1,085
Westpac Banking Corp.	2.350%	2/19/25	1,575	1,680
Westpac Banking Corp.	2.850%	5/13/26	450	498
Westpac Banking Corp.	2.700%	8/19/26	5,650	6,208
Westpac Banking Corp.	3.350%	3/8/27	800	915
Westpac Banking Corp.	2.650%	1/16/30	1,620	1,776
4 Westpac Banking Corp.	2.894%	2/4/30	3,007	3,104
Westpac Banking Corp.	4.110%	7/24/34	1,750	1,965
Zions Bancorp NA	3.250%	10/29/29	250	249

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	385
Affiliated Managers Group Inc.	3.500%	8/1/25	725	798
Affiliated Managers Group Inc.	3.300%	6/15/30	500	534
Ameriprise Financial Inc.	3.000%	3/22/22	100	104
Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,738
Ameriprise Financial Inc.	3.700%	10/15/24	350	391

Ameriprise Financial Inc.	3.000%	4/2/25	2,959	3,236
BGC Partners Inc.	3.750%	10/1/24	425	427
BlackRock Inc.	3.500%	3/18/24	700	772
BlackRock Inc.	3.200%	3/15/27	550	624
BlackRock Inc.	3.250%	4/30/29	500	577
BlackRock Inc.	2.400%	4/30/30	1,250	1,358
BlackRock Inc.	1.900%	1/28/31	915	948
Brookfield Asset Management Inc.	4.000%	1/15/25	658	735
Brookfield Finance Inc.	4.250%	6/2/26	150	172
Brookfield Finance Inc.	3.900%	1/25/28	500	557
Brookfield Finance Inc.	4.850%	3/29/29	600	714
Brookfield Finance Inc.	4.350%	4/15/30	320	375
Brookfield Finance Inc.	4.700%	9/20/47	750	875
Brookfield Finance LLC	4.000%	4/1/24	725	799
Brookfield Finance LLC	3.450%	4/15/50	450	440
Cboe Global Markets Inc.	3.650%	1/12/27	490	558
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,288
Charles Schwab Corp.	2.650%	1/25/23	400	419
Charles Schwab Corp.	3.550%	2/1/24	420	458
Charles Schwab Corp.	3.850%	5/21/25	100	113
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,232
Charles Schwab Corp.	3.200%	1/25/28	400	450
Charles Schwab Corp.	4.000%	2/1/29	440	529
Charles Schwab Corp.	3.250%	5/22/29	475	545
CME Group Inc.	3.000%	9/15/22	850	892
CME Group Inc.	3.000%	3/15/25	133	145
CME Group Inc.	5.300%	9/15/43	720	1,065
E*TRADE Financial Corp.	3.800%	8/24/27	325	365
E*TRADE Financial Corp.	4.500%	6/20/28	330	389
Eaton Vance Corp.	3.625%	6/15/23	225	238
Eaton Vance Corp.	3.500%	4/6/27	300	331
Franklin Resources Inc.	2.800%	9/15/22	500	522
Franklin Resources Inc.	2.850%	3/30/25	250	273
Intercontinental Exchange Inc.	4.000%	10/15/23	290	318
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,242
Intercontinental Exchange Inc.	3.100%	9/15/27	200	221
Intercontinental Exchange Inc.	3.750%	9/21/28	500	578
Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	2,315
Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	995
Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,492
Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	1,085
Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,718
Invesco Finance plc	3.125%	11/30/22	500	527
Invesco Finance plc	4.000%	1/30/24	650	710
Invesco Finance plc	3.750%	1/15/26	800	904
Invesco Finance plc	5.375%	11/30/43	900	1,108
Janus Capital Group Inc.	4.875%	8/1/25	250	284
Jefferies Financial Group Inc.	5.500%	10/18/23	475	522
Jefferies Group LLC	5.125%	1/20/23	500	544
Jefferies Group LLC	4.850%	1/15/27	600	682
Jefferies Group LLC	2.750%	10/15/32	500	495
Jefferies Group LLC	6.250%	1/15/36	320	393
Jefferies Group LLC	6.500%	1/20/43	350	440
Jefferies Group LLC / Jefferies Group
Capital Finance Inc.	4.150%	1/23/30	1,100	1,239
Lazard Group LLC	3.750%	2/13/25	100	109
Lazard Group LLC	3.625%	3/1/27	1,350	1,456

Lazard Group LLC	4.500%	9/19/28	425	496
Legg Mason Inc.	4.750%	3/15/26	425	506
Legg Mason Inc.	5.625%	1/15/44	450	625
Nasdaq Inc.	4.250%	6/1/24	125	140
Nasdaq Inc.	3.850%	6/30/26	675	771
Nasdaq Inc.	3.250%	4/28/50	165	173
Nomura Holdings Inc.	2.648%	1/16/25	700	737
Nomura Holdings Inc.	1.851%	7/16/25	1,500	1,527
Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,710
Nomura Holdings Inc.	2.679%	7/16/30	750	771
Raymond James Financial Inc.	3.625%	9/15/26	375	430
Raymond James Financial Inc.	4.650%	4/1/30	250	304
Raymond James Financial Inc.	4.950%	7/15/46	875	1,128
Stifel Financial Corp.	3.500%	12/1/20	125	125
Stifel Financial Corp.	4.250%	7/18/24	400	449
Stifel Financial Corp.	4.000%	5/15/30	100	110
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	878
TD Ameritrade Holding Corp.	3.625%	4/1/25	669	750
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	784
TD Ameritrade Holding Corp.	2.750%	10/1/29	300	331

Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	10/1/25	500	499
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	275	252
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	745	767
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	12/16/21	125	128
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	675	683
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	1,150	1,158
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	475	486
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	650	650
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.125%	7/3/23	250	254
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.150%	2/15/24	500	494
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	6.500%	7/15/25	3,263	3,514
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/15/27	500	484
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	1,000	921
Air Lease Corp.	3.750%	2/1/22	3,150	3,211
Air Lease Corp.	2.250%	1/15/23	750	751
Air Lease Corp.	2.750%	1/15/23	400	408
Air Lease Corp.	3.875%	7/3/23	425	442
Air Lease Corp.	4.250%	2/1/24	550	570
Air Lease Corp.	4.250%	9/15/24	475	491
Air Lease Corp.	2.300%	2/1/25	1,175	1,157
Air Lease Corp.	3.250%	3/1/25	600	610
Air Lease Corp.	3.375%	7/1/25	750	766

Air Lease Corp.	3.625%	4/1/27	200	196
Air Lease Corp.	3.625%	12/1/27	500	493
Air Lease Corp.	4.625%	10/1/28	300	311
Air Lease Corp.	3.250%	10/1/29	595	564
Air Lease Corp.	3.000%	2/1/30	625	581
Aircastle Ltd.	4.400%	9/25/23	450	445
Aircastle Ltd.	4.125%	5/1/24	1,625	1,599
Aircastle Ltd.	4.250%	6/15/26	500	463
Ares Capital Corp.	3.500%	2/10/23	600	615
Ares Capital Corp.	4.200%	6/10/24	825	857
Ares Capital Corp.	4.250%	3/1/25	480	496
Ares Capital Corp.	3.250%	7/15/25	967	961
FS KKR Capital Corp.	4.750%	5/15/22	100	101
FS KKR Capital Corp.	4.625%	7/15/24	100	101
FS KKR Capital Corp.	4.125%	2/1/25	500	495
GATX Corp.	3.250%	3/30/25	375	398
GATX Corp.	3.850%	3/30/27	250	275
GATX Corp.	3.500%	3/15/28	200	217
GATX Corp.	4.550%	11/7/28	600	700
GATX Corp.	4.700%	4/1/29	275	328
GATX Corp.	4.000%	6/30/30	460	530
GATX Corp.	5.200%	3/15/44	150	190
GATX Corp.	4.500%	3/30/45	150	164
1 GE Capital Funding LLC	3.450%	5/15/25	2,320	2,484
1 GE Capital Funding LLC	4.050%	5/15/27	1,000	1,072
1 GE Capital Funding LLC	4.400%	5/15/30	2,680	2,867
1 GE Capital Funding LLC	4.550%	5/15/32	700	749
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	8,432	8,860
International Lease Finance Corp.	5.875%	8/15/22	615	658
Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	100
Owl Rock Capital Corp.	5.250%	4/15/24	100	104
Owl Rock Capital Corp.	4.000%	3/30/25	100	101
Owl Rock Capital Corp.	3.750%	7/22/25	800	796
Prospect Capital Corp.	5.875%	3/15/23	150	155
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	229

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	111
AEGON Funding Co. LLC	5.750%	12/15/20	524	530
4 Aegon NV	5.500%	4/11/48	585	642
Aetna Inc.	2.750%	11/15/22	650	675
Aetna Inc.	2.800%	6/15/23	950	998
Aetna Inc.	3.500%	11/15/24	495	542
Aetna Inc.	6.625%	6/15/36	500	708
Aetna Inc.	6.750%	12/15/37	350	508
Aetna Inc.	4.500%	5/15/42	375	443
Aetna Inc.	4.125%	11/15/42	325	369
Aetna Inc.	3.875%	8/15/47	1,000	1,111
Aflac Inc.	3.625%	6/15/23	575	623
Aflac Inc.	3.625%	11/15/24	580	648
Aflac Inc.	3.250%	3/17/25	325	359
Aflac Inc.	2.875%	10/15/26	600	660
Aflac Inc.	3.600%	4/1/30	740	866
Aflac Inc.	4.000%	10/15/46	150	172
Aflac Inc.	4.750%	1/15/49	830	1,060
Alleghany Corp.	4.950%	6/27/22	425	454

Alleghany Corp.	4.900%	9/15/44	300	370
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	377
Allstate Corp.	3.150%	6/15/23	1,700	1,821
Allstate Corp.	3.280%	12/15/26	400	455
Allstate Corp.	5.550%	5/9/35	105	150
Allstate Corp.	4.500%	6/15/43	725	920
Allstate Corp.	3.850%	8/10/49	400	486
4 Allstate Corp.	5.750%	8/15/53	90	95
4 Allstate Corp.	6.500%	5/15/67	650	834
American Equity Investment Life Holding
Co.	5.000%	6/15/27	300	327
American Financial Group Inc.	3.500%	8/15/26	250	268
American Financial Group Inc.	4.500%	6/15/47	500	549
American Financial Group Inc.	5.250%	4/2/30	356	433
American International Group Inc.	3.300%	3/1/21	1,500	1,514
American International Group Inc.	4.125%	2/15/24	650	718
American International Group Inc.	2.500%	6/30/25	1,605	1,713
American International Group Inc.	3.750%	7/10/25	950	1,064
American International Group Inc.	3.900%	4/1/26	500	568
American International Group Inc.	4.200%	4/1/28	750	868
American International Group Inc.	4.250%	3/15/29	200	235
American International Group Inc.	3.400%	6/30/30	2,230	2,467
American International Group Inc.	3.875%	1/15/35	800	910
American International Group I nc.	4.700%	7/10/35	325	403
American International Group Inc.	6.250%	5/1/36	600	828
American International Group Inc.	4.500%	7/16/44	2,025	2,375
American International Group Inc.	4.800%	7/10/45	500	609
American International Group Inc.	4.750%	4/1/48	295	361
4 American International Group Inc.	5.750%	4/1/48	525	571
American International Group Inc.	4.375%	6/30/50	1,325	1,546
American International Group Inc.	4.375%	1/15/55	625	721
4 American International Group Inc.	8.175%	5/15/68	400	567
Anthem Inc.	3.125%	5/15/22	350	365
Anthem Inc.	2.950%	12/1/22	600	630
Anthem Inc.	3.300%	1/15/23	771	817
Anthem Inc.	3.500%	8/15/24	975	1,066
Anthem Inc.	2.375%	1/15/25	1,409	1,494
Anthem Inc.	3.650%	12/1/27	1,250	1,419
Anthem Inc.	4.101%	3/1/28	1,280	1,485
Anthem Inc.	2.875%	9/15/29	425	457
Anthem Inc.	2.250%	5/15/30	4,000	4,109
Anthem Inc.	5.850%	1/15/36	300	407
Anthem Inc.	6.375%	6/15/37	300	431
Anthem Inc.	4.625%	5/15/42	1,275	1,587
Anthem Inc.	4.650%	1/15/43	1,750	2,194
Anthem Inc.	5.100%	1/15/44	1,200	1,596
Anthem Inc.	4.650%	8/15/44	525	658
Anthem Inc.	4.375%	12/1/47	1,100	1,337
Anthem Inc.	4.550%	3/1/48	120	149
Anthem Inc.	3.700%	9/15/49	700	776
Anthem Inc.	3.125%	5/15/50	770	777
Aon Corp.	8.205%	1/1/27	150	193
Aon Corp.	4.500%	12/15/28	600	724
Aon Corp.	3.750%	5/2/29	380	437
Aon Corp.	2.800%	5/15/30	1,620	1,753
Aon Corp.	6.250%	9/30/40	150	220
Aon plc	2.800%	3/15/21	350	353

Aon plc	4.000%	11/27/23	100	109
Aon plc	3.500%	6/14/24	575	628
Aon plc	3.875%	12/15/25	300	342
Aon plc	4.600%	6/14/44	625	794
Aon plc	4.750%	5/15/45	695	903
Arch Capital Finance LLC	4.011%	12/15/26	350	406
Arch Capital Finance LLC	5.031%	12/15/46	100	126
Arch Capital Group Ltd.	7.350%	5/1/34	500	763
Arch Capital Group Ltd.	3.635%	6/30/50	975	1,045
Arch Capital Group US Inc.	5.144%	11/1/43	275	349
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,875	2,031
Assurant Inc.	4.000%	3/15/23	225	239
Assurant Inc.	4.200%	9/27/23	100	107
Assurant Inc.	4.900%	3/27/28	400	446
Assurant Inc.	6.750%	2/15/34	92	115
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	400	450
Athene Holding Ltd.	4.125%	1/12/28	835	904
Athene Holding Ltd.	6.150%	4/3/30	700	830
AXA SA	8.600%	12/15/30	830	1,253
AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	2,009
4 AXIS Specialty Finance LLC	4.900%	1/15/40	250	254
AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,637
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	834
Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,000	1,038
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	200
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	769
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	706
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	2,555
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	810	1,041
Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	1,007
Berkshire Hathaway Inc.	3.000%	2/11/23	225	239
Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,763
Berkshire Hathaway Inc.	3.125%	3/15/26	1,975	2,200
Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,733
Brighthouse Financial Inc.	3.700%	6/22/27	1,111	1,150
Brighthouse Financial Inc.	4.700%	6/22/47	1,500	1,439
Brown & Brown Inc.	4.200%	9/15/24	400	440
Brown & Brown Inc.	4.500%	3/15/29	275	317
Brown & Brown Inc.	2.375%	3/15/31	500	502
Chubb Corp.	6.000%	5/11/37	375	550
Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,135
Chubb INA Holdings Inc.	2.700%	3/13/23	350	368
Chubb INA Holdings Inc.	3.350%	5/15/24	275	302
Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,284
Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,492
Chubb INA Holdings Inc.	1.375%	9/15/30	1,500	1,474
Chubb INA Holdings Inc.	6.700%	5/15/36	180	274
Chubb INA Holdings Inc.	4.150%	3/13/43	225	284
Chubb INA Holdings Inc.	4.350%	11/3/45	800	1,046
Cigna Holding Co.	4.375%	12/15/20	150	150
Cincinnati Financial Corp.	6.920%	5/15/28	300	396
Cincinnati Financial Corp.	6.125%	11/1/34	275	392
CNA Financial Corp.	3.950%	5/15/24	895	990
CNA Financial Corp.	3.450%	8/15/27	400	447
CNA Financial Corp.	3.900%	5/1/29	800	914
Enstar Group Ltd.	4.500%	3/10/22	125	130
Enstar Group Ltd.	4.950%	6/1/29	680	752

Equitable Holdings Inc.	3.900%	4/20/23	400	429
Equitable Holdings Inc.	7.000%	4/1/28	600	760
Equitable Holdings Inc.	4.350%	4/20/28	3,960	4,507
Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,408
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	348
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	436
Fidelity National Financial Inc.	3.400%	6/15/30	500	537
Fidelity National Financial Inc.	2.450%	3/15/31	750	743
First American Financial Corp.	4.600%	11/15/24	220	240
Globe Life Inc.	3.800%	9/15/22	200	212
Globe Life Inc.	4.550%	9/15/28	385	454
Globe Life Inc.	2.150%	8/15/30	500	502
Hanover Insurance Group Inc.	4.500%	4/15/26	270	307
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	841
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	591
Hartford Financial Services Group Inc.	3.600%	8/19/49	500	557
Humana Inc.	3.150%	12/1/22	400	420
Humana Inc.	2.900%	12/15/22	600	627
Humana Inc.	3.850%	10/1/24	861	951
Humana Inc.	4.500%	4/1/25	750	860
Humana Inc.	3.950%	3/15/27	950	1,087
Humana Inc.	3.125%	8/15/29	400	442
Humana Inc.	4.875%	4/1/30	480	597
Humana Inc.	4.625%	12/1/42	375	468
Humana Inc.	4.950%	10/1/44	620	825
Humana Inc.	3.950%	8/15/49	470	554
Kemper Corp.	4.350%	2/15/25	167	183
Lincoln National Corp.	4.200%	3/15/22	440	463
Lincoln National Corp.	4.000%	9/1/23	225	246
Lincoln National Corp.	3.350%	3/9/25	212	232
Lincoln National Corp.	3.625%	12/12/26	250	283
Lincoln National Corp.	3.800%	3/1/28	850	978
Lincoln National Corp.	6.300%	10/9/37	1,025	1,340
Lincoln National Corp.	4.375%	6/15/50	500	573
Loews Corp.	2.625%	5/15/23	350	367
Loews Corp.	3.750%	4/1/26	695	791
Loews Corp.	3.200%	5/15/30	500	557
Loews Corp.	6.000%	2/1/35	250	343
Loews Corp.	4.125%	5/15/43	275	315
Manulife Financial Corp.	4.150%	3/4/26	575	674
4 Manulife Financial Corp.	4.061%	2/24/32	760	818
Manulife Financial Corp.	5.375%	3/4/46	850	1,187
Markel Corp.	4.900%	7/1/22	525	562
Markel Corp.	3.500%	11/1/27	200	219
Markel Corp.	3.350%	9/17/29	250	276
Markel Corp.	5.000%	4/5/46	350	463
Markel Corp.	4.300%	11/1/47	200	233
Markel Corp.	5.000%	5/20/49	200	266
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	386
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	235
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	382
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,770
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	470
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	424
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	694
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	695
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,485

Marsh & McLennan Cos. Inc.	4.750%	3/15/39	100	130
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	252
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	3,270
Mercury General Corp.	4.400%	3/15/27	315	346
MetLife Inc.	3.048%	12/15/22	484	512
MetLife Inc.	4.368%	9/15/23	500	557
MetLife Inc.	3.600%	4/10/24	750	829
MetLife Inc.	3.000%	3/1/25	500	552
MetLife Inc.	4.550%	3/23/30	1,500	1,877
MetLife Inc.	6.500%	12/15/32	250	369
MetLife Inc.	6.375%	6/15/34	505	769
MetLife Inc.	5.700%	6/15/35	425	618
MetLife Inc.	5.875%	2/6/41	645	947
MetLife Inc.	4.125%	8/13/42	525	642
MetLife Inc.	4.875%	11/13/43	1,250	1,691
MetLife Inc.	4.721%	12/15/44	1,150	1,489
MetLife Inc.	4.600%	5/13/46	146	191
4 MetLife Inc.	6.400%	12/15/66	1,505	1,866
Old Republic International Corp.	4.875%	10/1/24	465	526
Old Republic International Corp.	3.875%	8/26/26	425	482
PartnerRe Finance B LLC	3.700%	7/2/29	390	432
Principal Financial Group Inc.	3.125%	5/15/23	200	214
Principal Financial Group Inc.	3.400%	5/15/25	696	771
Principal Financial Group Inc.	3.100%	11/15/26	300	334
Principal Financial Group Inc.	3.700%	5/15/29	500	575
Principal Financial Group Inc.	2.125%	6/15/30	100	103
Principal Financial Group Inc.	4.625%	9/15/42	500	615
Principal Financial Group Inc.	4.350%	5/15/43	240	287
Principal Financial Group Inc.	4.300%	11/15/46	365	437
Progressive Corp.	6.625%	3/1/29	150	205
Progressive Corp.	3.700%	1/26/45	250	291
Progressive Corp.	4.125%	4/15/47	385	480
Progressive Corp.	4.200%	3/15/48	465	598
Progressive Corp.	3.950%	3/26/50	1,520	1,913
Prudential Financial Inc.	3.500%	5/15/24	450	498
Prudential Financial Inc.	2.100%	3/10/30	1,000	1,040
Prudential Financial Inc.	5.750%	7/15/33	345	471
Prudential Financial Inc.	5.700%	12/14/36	505	719
Prudential Financial Inc.	6.625%	12/1/37	300	450
Prudential Financial Inc.	6.625%	6/21/40	250	381
4 Prudential Financial Inc.	5.875%	9/15/42	675	715
4 Prudential Financial Inc.	5.625%	6/15/43	1,275	1,353
Prudential Financial Inc.	5.100%	8/15/43	225	285
Prudential Financial Inc.	4.600%	5/15/44	1,100	1,339
4 Prudential Financial Inc.	5.375%	5/15/45	650	705
Prudential Financial Inc.	3.905%	12/7/47	1,362	1,514
4 Prudential Financial Inc.	5.700%	9/15/48	1,150	1,302
Prudential Financial Inc.	3.935%	12/7/49	985	1,115
Prudential Financial Inc.	4.350%	2/25/50	935	1,122
4 Prudential Financial Inc.	3.700%	10/1/50	700	709
Prudential plc	3.125%	4/14/30	740	818
Reinsurance Group of America Inc.	4.700%	9/15/23	250	275
Reinsurance Group of America Inc.	3.950%	9/15/26	100	111
Reinsurance Group of America Inc.	3.900%	5/15/29	300	341
RenaissanceRe Finance Inc.	3.700%	4/1/25	159	174
RenaissanceRe Finance Inc.	3.450%	7/1/27	225	244
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	226

Selective Insurance Group Inc.	5.375%	3/1/49	240	292
Sompo International Holdings Ltd.	4.700%	10/15/22	220	233
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	317
Transatlantic Holdings Inc.	8.000%	11/30/39	625	988
Travelers Cos. Inc.	6.750%	6/20/36	475	721
Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,586
Travelers Cos. Inc.	5.350%	11/1/40	130	181
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,286
Travelers Cos. Inc.	4.300%	8/25/45	250	310
Travelers Cos. Inc.	4.000%	5/30/47	550	663
Travelers Cos. Inc.	4.050%	3/7/48	250	305
Travelers Cos. Inc.	2.550%	4/27/50	685	671
Trinity Acquisition plc	4.400%	3/15/26	450	518
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,619
UnitedHealth Group Inc.	2.875%	12/15/21	625	644
UnitedHealth Group Inc.	2.875%	3/15/22	525	541
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,396
UnitedHealth Group Inc.	2.375%	10/15/22	405	421
UnitedHealth Group Inc.	2.750%	2/15/23	400	420
UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,408
UnitedHealth Group Inc.	3.500%	6/15/23	500	540
UnitedHealth Group Inc.	2.375%	8/15/24	550	585
UnitedHealth Group Inc.	3.750%	7/15/25	2,750	3,134
UnitedHealth Group Inc.	3.700%	12/15/25	200	229
UnitedHealth Group Inc.	3.100%	3/15/26	750	836
UnitedHealth Group Inc.	3.450%	1/15/27	600	681
UnitedHealth Group Inc.	3.850%	6/15/28	400	470
UnitedHealth Group Inc.	3.875%	12/15/28	500	593
UnitedHealth Group Inc.	2.875%	8/15/29	475	528
UnitedHealth Group Inc.	2.000%	5/15/30	2,935	3,065
UnitedHealth Group Inc.	6.500%	6/15/37	200	309
UnitedHealth Group Inc.	6.625%	11/15/37	325	513
UnitedHealth Group Inc.	6.875%	2/15/38	1,355	2,191
UnitedHealth Group Inc.	3.500%	8/15/39	1,010	1,159
UnitedHealth Group Inc.	2.750%	5/15/40	2,245	2,344
UnitedHealth Group Inc.	5.950%	2/15/41	240	360
UnitedHealth Group Inc.	4.375%	3/15/42	325	404
UnitedHealth Group Inc.	3.950%	10/15/42	800	957
UnitedHealth Group Inc.	4.250%	3/15/43	75	94
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,771
UnitedHealth Group Inc.	4.200%	1/15/47	775	981
UnitedHealth Group Inc.	4.250%	4/15/47	950	1,203
UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,498
UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,442
UnitedHealth Group Inc.	3.700%	8/15/49	680	811
UnitedHealth Group Inc.	2.900%	5/15/50	920	957
UnitedHealth Group Inc.	3.875%	8/15/59	2,250	2,747
UnitedHealth Group Inc.	3.125%	5/15/60	2,640	2,824
Unum Group	4.000%	3/15/24	200	216
Unum Group	4.000%	6/15/29	210	230
Unum Group	5.750%	8/15/42	400	449
Unum Group	4.500%	12/15/49	350	344
Voya Financial Inc.	3.125%	7/15/24	650	701
Voya Financial Inc.	3.650%	6/15/26	750	836
Voya Financial Inc.	5.700%	7/15/43	350	463
Voya Financial Inc.	4.800%	6/15/46	125	151
Willis North America Inc.	3.600%	5/15/24	600	655

Willis North America Inc.	4.500%	9/15/28	500	590
Willis North America Inc.	2.950%	9/15/29	1,260	1,356
Willis North America Inc.	5.050%	9/15/48	200	265
Willis North America Inc.	3.875%	9/15/49	625	718
WR Berkley Corp.	4.625%	3/15/22	225	238
WR Berkley Corp.	4.750%	8/1/44	290	372
XLIT Ltd.	4.450%	3/31/25	467	526
XLIT Ltd.	5.250%	12/15/43	100	139
XLIT Ltd.	5.500%	3/31/45	450	599

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	311
ORIX Corp.	3.250%	12/4/24	275	298
ORIX Corp.	3.700%	7/18/27	650	735

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	725	801
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	665
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	348
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	228
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	403
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	242
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	329	357
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	616
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	489
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	664
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,500	1,470
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	267
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	676
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	225	236
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	269
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	100	107
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	300	320
American Campus Communities Operating
Partnership LP	2.850%	2/1/30	500	506
American Campus Communities Operating
Partnership LP	3.875%	1/30/31	250	273
American Homes 4 Rent LP	4.900%	2/15/29	325	388
AvalonBay Communities Inc.	2.850%	3/15/23	200	210
AvalonBay Communities Inc.	4.200%	12/15/23	865	953
AvalonBay Communities Inc.	3.500%	11/15/24	250	276
AvalonBay Communities Inc.	3.450%	6/1/25	425	474
AvalonBay Communities Inc.	2.950%	5/11/26	250	277
AvalonBay Communities Inc.	2.900%	10/15/26	50	55
AvalonBay Communities Inc.	3.350%	5/15/27	300	334
AvalonBay Communities Inc.	3.200%	1/15/28	350	389
AvalonBay Communities Inc.	2.300%	3/1/30	500	531
AvalonBay Communities Inc.	2.450%	1/15/31	855	914
AvalonBay Communities Inc.	3.900%	10/15/46	255	306
Boston Properties LP	3.850%	2/1/23	950	1,012
Boston Properties LP	3.125%	9/1/23	1,375	1,452
Boston Properties LP	3.800%	2/1/24	2,521	2,728
Boston Properties LP	3.200%	1/15/25	550	596

Boston Properties LP	2.750%	10/1/26	475	508
Boston Properties LP	3.250%	1/30/31	1,600	1,724
Brandywine Operating Partnership LP	3.950%	2/15/23	270	279
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	2,022
Brixmor Operating Partnership LP	3.650%	6/15/24	300	316
Brixmor Operating Partnership LP	3.850%	2/1/25	475	505
Brixmor Operating Partnership LP	4.125%	6/15/26	400	435
Brixmor Operating Partnership LP	3.900%	3/15/27	300	317
Brixmor Operating Partnership LP	4.125%	5/15/29	838	907
Brixmor Operating Partnership LP	4.050%	7/1/30	900	963
Camden Property Trust	4.100%	10/15/28	250	293
Camden Property Trust	3.150%	7/1/29	100	111
Camden Property Trust	2.800%	5/15/30	235	255
Camden Property Trust	3.350%	11/1/49	800	878
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	105
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	1,125	1,151
Corporate Office Properties LP	3.600%	5/15/23	600	626
CubeSmart LP	4.375%	12/15/23	500	549
CubeSmart LP	4.000%	11/15/25	160	179
CubeSmart LP	3.125%	9/1/26	425	461
CubeSmart LP	4.375%	2/15/29	150	176
CubeSmart LP	3.000%	2/15/30	300	323
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	505	536
CyrusOne LP / CyrusOne Finance Corp.	2.150%	11/1/30	500	486
Digital Realty Trust LP	3.700%	8/15/27	400	449
Digital Realty Trust LP	4.450%	7/15/28	500	595
Digital Realty Trust LP	3.600%	7/1/29	1,100	1,256
Duke Realty LP	3.625%	4/15/23	275	292
Duke Realty LP	3.750%	12/1/24	202	223
Duke Realty LP	3.250%	6/30/26	75	83
Duke Realty LP	3.375%	12/15/27	250	280
Duke Realty LP	4.000%	9/15/28	500	585
Duke Realty LP	2.875%	11/15/29	250	272
Duke Realty LP	1.750%	7/1/30	750	745
Duke Realty LP	3.050%	3/1/50	175	187
EPR Properties	5.250%	7/15/23	400	399
EPR Properties	4.500%	4/1/25	300	292
EPR Properties	4.750%	12/15/26	500	476
EPR Properties	4.950%	4/15/28	300	290
EPR Properties	3.750%	8/15/29	400	349
ERP Operating LP	4.625%	12/15/21	69	72
ERP Operating LP	3.000%	4/15/23	625	658
ERP Operating LP	3.375%	6/1/25	350	386
ERP Operating LP	2.850%	11/1/26	1,300	1,436
ERP Operating LP	3.500%	3/1/28	500	565
ERP Operating LP	4.150%	12/1/28	300	357
ERP Operating LP	3.000%	7/1/29	250	275
ERP Operating LP	2.500%	2/15/30	300	319
ERP Operating LP	4.500%	7/1/44	550	706
ERP Operating LP	4.500%	6/1/45	350	449
Essex Portfolio LP	5.200%	3/15/21	175	177
Essex Portfolio LP	3.250%	5/1/23	50	53
Essex Portfolio LP	3.875%	5/1/24	275	300
Essex Portfolio LP	3.500%	4/1/25	200	220
Essex Portfolio LP	3.375%	4/15/26	300	333

Essex Portfolio LP	3.625%	5/1/27	350	391
Essex Portfolio LP	4.000%	3/1/29	280	323
Essex Portfolio LP	3.000%	1/15/30	405	437
Essex Portfolio LP	2.650%	3/15/32	455	480
Essex Portfolio LP	4.500%	3/15/48	1,000	1,261
Federal Realty Investment Trust	2.750%	6/1/23	325	337
Federal Realty Investment Trust	3.250%	7/15/27	225	239
Federal Realty Investment Trust	3.200%	6/15/29	75	79
Federal Realty Investment Trust	4.500%	12/1/44	425	481
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	328
Healthcare Realty Trust Inc.	2.400%	3/15/30	300	303
Healthcare Trust of America Holdings LP	3.500%	8/1/26	625	700
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	444
Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	424
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	492
Healthpeak Properties Inc.	4.250%	11/15/23	24	26
Healthpeak Properties Inc.	4.200%	3/1/24	1,700	1,870
Healthpeak Properties Inc.	3.400%	2/1/25	400	438
Healthpeak Properties Inc.	3.250%	7/15/26	150	167
Healthpeak Properties Inc.	3.500%	7/15/29	500	551
Healthpeak Properties Inc.	3.000%	1/15/30	4,000	4,315
Healthpeak Properties Inc.	2.875%	1/15/31	100	106
Healthpeak Properties Inc.	6.750%	2/1/41	175	252
Highwoods Realty LP	4.125%	3/15/28	850	938
Host Hotels & Resorts LP	3.750%	10/15/23	240	248
Host Hotels & Resorts LP	4.000%	6/15/25	728	756
Host Hotels & Resorts LP	3.375%	12/15/29	400	375
Host Hotels & Resorts LP	3.500%	9/15/30	1,213	1,164
Hudson Pacific Properties LP	3.950%	11/1/27	250	270
Hudson Pacific Properties LP	4.650%	4/1/29	200	228
Hudson Pacific Properties LP	3.250%	1/15/30	240	248
Kilroy Realty LP	3.800%	1/15/23	250	260
Kilroy Realty LP	3.450%	12/15/24	850	891
Kilroy Realty LP	4.750%	12/15/28	350	407
Kilroy Realty LP	3.050%	2/15/30	1,200	1,248
Kilroy Realty LP	2.500%	11/15/32	500	487
Kimco Realty Corp.	3.125%	6/1/23	550	579
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,371
Kimco Realty Corp.	1.900%	3/1/28	500	493
Kimco Realty Corp.	2.700%	10/1/30	250	253
Kimco Realty Corp.	4.250%	4/1/45	425	451
Kimco Realty Corp.	4.450%	9/1/47	250	274
Kite Realty Group LP	4.000%	10/1/26	725	698
Lexington Realty Trust	2.700%	9/15/30	500	509
Life Storage LP	3.500%	7/1/26	475	527
Life Storage LP	3.875%	12/15/27	100	112
Life Storage LP	4.000%	6/15/29	125	142
Life Storage LP	2.200%	10/15/30	500	499
Mid-America Apartments LP	4.300%	10/15/23	350	382
Mid-America Apartments LP	3.750%	6/15/24	325	353
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,115
Mid-America Apartments LP	2.750%	3/15/30	295	316
Mid-America Apartments LP	1.700%	2/15/31	400	394
National Retail Properties Inc.	3.900%	6/15/24	275	297
National Retail Properties Inc.	4.000%	11/15/25	450	498
National Retail Properties Inc.	3.500%	10/15/27	550	587
National Retail Properties Inc.	4.300%	10/15/28	300	336

National Retail Properties Inc.	2.500%	4/15/30	325	324
National Retail Properties Inc.	4.800%	10/15/48	250	291
National Retail Properties Inc.	3.100%	4/15/50	500	444
Office Properties Income Trust	4.000%	7/15/22	275	276
Omega Healthcare Investors Inc.	4.375%	8/1/23	625	670
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	293
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	298
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	518
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	327
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	2,030
Physicians Realty LP	4.300%	3/15/27	290	309
Physicians Realty LP	3.950%	1/15/28	300	312
Piedmont Operating Partnership LP	3.400%	6/1/23	300	310
Piedmont Operating Partnership LP	4.450%	3/15/24	275	291
Piedmont Operating Partnership LP	3.150%	8/15/30	250	245
Prologis LP	2.125%	4/15/27	900	953
Prologis LP	3.875%	9/15/28	300	353
Prologis LP	4.375%	2/1/29	50	61
Prologis LP	2.250%	4/15/30	400	425
Prologis LP	1.250%	10/15/30	1,000	976
Prologis LP	4.375%	9/15/48	300	408
Prologis LP	3.000%	4/15/50	510	549
Prologis LP	2.125%	10/15/50	500	452
Public Storage	2.370%	9/15/22	250	259
Public Storage	3.094%	9/15/27	300	337
Public Storage	3.385%	5/1/29	420	485
Realty Income Corp.	3.250%	10/15/22	1,300	1,363
Realty Income Corp.	3.875%	7/15/24	250	276
Realty Income Corp.	3.875%	4/15/25	200	226
Realty Income Corp.	4.125%	10/15/26	775	899
Realty Income Corp.	3.000%	1/15/27	525	568
Realty Income Corp.	3.650%	1/15/28	790	891
Realty Income Corp.	3.250%	6/15/29	575	631
Realty Income Corp.	3.250%	1/15/31	2,000	2,204
Realty Income Corp.	4.650%	3/15/47	820	1,074
Regency Centers LP	3.600%	2/1/27	340	367
Regency Centers LP	4.125%	3/15/28	250	279
Regency Centers LP	2.950%	9/15/29	400	414
Regency Centers LP	4.400%	2/1/47	400	446
Sabra Health Care LP	5.125%	8/15/26	100	108
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	240	249
Select Income REIT	4.150%	2/1/22	225	226
Select Income REIT	4.250%	5/15/24	500	500
Select Income REIT	4.500%	2/1/25	250	251
Simon Property Group LP	2.350%	1/30/22	500	508
Simon Property Group LP	2.625%	6/15/22	450	462
Simon Property Group LP	2.750%	2/1/23	400	416
Simon Property Group LP	2.750%	6/1/23	3,400	3,544
Simon Property Group LP	3.750%	2/1/24	500	539
Simon Property Group LP	2.000%	9/13/24	595	614
Simon Property Group LP	3.500%	9/1/25	700	767
Simon Property Group LP	3.300%	1/15/26	195	211
Simon Property Group LP	3.250%	11/30/26	300	326
Simon Property Group LP	3.375%	6/15/27	820	878
Simon Property Group LP	3.375%	12/1/27	1,000	1,070
Simon Property Group LP	2.450%	9/13/29	1,595	1,579
Simon Property Group LP	2.650%	7/15/30	500	503

Simon Property Group LP	6.750%	2/1/40	500	700
Simon Property Group LP	4.750%	3/15/42	350	399
Simon Property Group LP	4.250%	11/30/46	425	454
Simon Property Group LP	3.250%	9/13/49	700	642
Simon Property Group LP	3.800%	7/15/50	1,500	1,516
SITE Centers Corp.	3.625%	2/1/25	463	469
SITE Centers Corp.	4.250%	2/1/26	250	267
SITE Centers Corp.	4.700%	6/1/27	1,000	1,052
SL Green Operating Partnership LP	3.250%	10/15/22	350	357
Spirit Realty LP	3.200%	1/15/27	315	313
Spirit Realty LP	4.000%	7/15/29	245	251
Spirit Realty LP	3.400%	1/15/30	315	309
STORE Capital Corp.	4.500%	3/15/28	225	241
STORE Capital Corp.	4.625%	3/15/29	300	324
Tanger Properties LP	3.750%	12/1/24	200	198
Tanger Properties LP	3.125%	9/1/26	375	359
Tanger Properties LP	3.875%	7/15/27	250	240
UDR Inc.	2.950%	9/1/26	600	653
UDR Inc.	3.500%	7/1/27	150	165
UDR Inc.	3.500%	1/15/28	50	55
UDR Inc.	3.200%	1/15/30	240	265
UDR Inc.	2.100%	8/1/32	1,175	1,170
UDR Inc.	3.100%	11/1/34	265	287
Ventas Realty LP	3.100%	1/15/23	1,243	1,293
Ventas Realty LP	3.125%	6/15/23	1,240	1,298
Ventas Realty LP	3.500%	4/15/24	325	347
Ventas Realty LP	3.750%	5/1/24	200	214
Ventas Realty LP	2.650%	1/15/25	456	475
Ventas Realty LP	3.500%	2/1/25	59	64
Ventas Realty LP	3.850%	4/1/27	275	299
Ventas Realty LP	3.000%	1/15/30	325	330
Ventas Realty LP	4.750%	11/15/30	100	116
Ventas Realty LP	5.700%	9/30/43	325	387
Ventas Realty LP	4.375%	2/1/45	250	260
Ventas Realty LP	4.875%	4/15/49	650	730
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	519
VEREIT Operating Partnership LP	4.600%	2/6/24	375	402
VEREIT Operating Partnership LP	4.625%	11/1/25	400	441
VEREIT Operating Partnership LP	4.875%	6/1/26	350	394
VEREIT Operating Partnership LP	3.950%	8/15/27	475	505
VEREIT Operating Partnership LP	3.400%	1/15/28	500	522
VEREIT Operating Partnership LP	3.100%	12/15/29	500	499
Vornado Realty LP	3.500%	1/15/25	425	440
Washington REIT	3.950%	10/15/22	100	102
Weingarten Realty Investors	3.375%	10/15/22	200	204
Weingarten Realty Investors	3.500%	4/15/23	200	206
Weingarten Realty Investors	4.450%	1/15/24	75	79
Welltower Inc.	4.500%	1/15/24	125	137
Welltower Inc.	3.625%	3/15/24	225	243
Welltower Inc.	4.000%	6/1/25	1,264	1,411
Welltower Inc.	4.250%	4/1/26	450	514
Welltower Inc.	2.700%	2/15/27	400	422
Welltower Inc.	4.250%	4/15/28	750	849
Welltower Inc.	4.125%	3/15/29	500	564
Welltower Inc.	2.750%	1/15/31	500	514
Welltower Inc.	6.500%	3/15/41	200	267
Welltower Inc.	4.950%	9/1/48	400	480

WP Carey Inc.	4.600%	4/1/24	550	602
WP Carey Inc.	4.000%	2/1/25	200	219
WP Carey Inc.	4.250%	10/1/26	300	338
WP Carey Inc.	3.850%	7/15/29	200	215
				1,624,869
Industrial (7.1%)
Basic Industry (0.3%)
Air Products & Chemicals Inc.	3.000%	11/3/21	190	195
Air Products & Chemicals Inc.	2.750%	2/3/23	250	263
Air Products & Chemicals Inc.	3.350%	7/31/24	1,200	1,311
Air Products & Chemicals Inc.	1.850%	5/15/27	150	157
Air Products & Chemicals Inc.	2.050%	5/15/30	700	737
Air Products & Chemicals Inc.	2.700%	5/15/40	600	637
Air Products & Chemicals Inc.	2.800%	5/15/50	1,000	1,052
Airgas Inc.	3.650%	7/15/24	819	901
Albemarle Corp.	4.150%	12/1/24	532	580
Albemarle Corp.	5.450%	12/1/44	325	359
Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	175	176
Barrick Gold Corp.	6.450%	10/15/35	375	488
Barrick Gold Corp.	5.250%	4/1/42	500	682
Barrick North America Finance LLC	5.700%	5/30/41	1,170	1,643
Barrick North America Finance LLC	5.750%	5/1/43	50	73
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	964
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	828
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	522
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	650	804
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,925	2,687
Cabot Corp.	3.700%	7/15/22	50	52
Cabot Corp.	4.000%	7/1/29	240	257
Celanese US Holdings LLC	3.500%	5/8/24	400	431
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	318
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	938
Dow Chemical Co.	3.500%	10/1/24	748	818
Dow Chemical Co.	4.550%	11/30/25	750	872
Dow Chemical Co.	3.625%	5/15/26	600	664
Dow Chemical Co.	7.375%	11/1/29	125	176
Dow Chemical Co.	2.100%	11/15/30	750	737
Dow Chemical Co.	4.250%	10/1/34	550	646
Dow Chemical Co.	9.400%	5/15/39	960	1,643
Dow Chemical Co.	5.250%	11/15/41	375	462
Dow Chemical Co.	4.375%	11/15/42	1,300	1,468
Dow Chemical Co.	4.625%	10/1/44	400	465
Dow Chemical Co.	5.550%	11/30/48	1,450	1,909
Dow Chemical Co.	4.800%	5/15/49	900	1,069
Dow Chemical Co.	3.600%	11/15/50	750	756
DuPont de Nemours Inc.	2.169%	5/1/23	2,375	2,398
DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,253
DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,729
DuPont de Nemours Inc.	4.725%	11/15/28	1,725	2,063
DuPont de Nemours Inc.	5.319%	11/15/38	1,025	1,294
DuPont de Nemours Inc.	5.419%	11/15/48	1,600	2,133
Eastman Chemical Co.	3.600%	8/15/22	317	332
Eastman Chemical Co.	3.800%	3/15/25	996	1,098
Eastman Chemical Co.	4.800%	9/1/42	400	476
Eastman Chemical Co.	4.650%	10/15/44	850	992
Ecolab Inc.	2.375%	8/10/22	400	415
Ecolab Inc.	3.250%	1/14/23	393	416

Ecolab Inc.	2.700%	11/1/26	600	671
Ecolab Inc.	3.250%	12/1/27	400	453
Ecolab Inc.	4.800%	3/24/30	500	635
Ecolab Inc.	1.300%	1/30/31	500	488
Ecolab Inc.	5.500%	12/8/41	85	122
Ecolab Inc.	3.950%	12/1/47	993	1,244
EI du Pont de Nemours & Co.	1.700%	7/15/25	700	726
EI du Pont de Nemours & Co.	2.300%	7/15/30	400	422
Fibria Overseas Finance Ltd.	5.250%	5/12/24	725	795
Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	265
Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	169
FMC Corp.	3.950%	2/1/22	150	155
FMC Corp.	4.100%	2/1/24	750	817
FMC Corp.	3.200%	10/1/26	300	331
FMC Corp.	3.450%	10/1/29	400	447
FMC Corp.	4.500%	10/1/49	300	373
Georgia-Pacific LLC	8.875%	5/15/31	700	1,126
Huntsman International LLC	4.500%	5/1/29	250	281
International Flavors & Fragrances Inc.	3.200%	5/1/23	100	104
International Flavors & Fragrances Inc.	4.450%	9/26/28	215	252
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	631
International Flavors & Fragrances Inc.	5.000%	9/26/48	500	627
International Paper Co.	3.800%	1/15/26	131	150
International Paper Co.	5.000%	9/15/35	150	195
International Paper Co.	7.300%	11/15/39	805	1,183
International Paper Co.	6.000%	11/15/41	300	408
International Paper Co.	4.800%	6/15/44	600	742
International Paper Co.	5.150%	5/15/46	1,025	1,340
International Paper Co.	4.400%	8/15/47	800	966
International Paper Co.	4.350%	8/15/48	300	364
Kinross Gold Corp.	5.950%	3/15/24	400	456
Kinross Gold Corp.	4.500%	7/15/27	100	113
LYB International Finance BV	4.000%	7/15/23	500	542
LYB International Finance BV	5.250%	7/15/43	500	608
LYB International Finance BV	4.875%	3/15/44	500	592
LYB International Finance II BV	3.500%	3/2/27	450	499
LYB International Finance III LLC	2.875%	5/1/25	400	429
LYB International Finance III LLC	3.375%	5/1/30	1,000	1,091
LYB International Finance III LLC	4.200%	10/15/49	485	540
LYB International Finance III LLC	4.200%	5/1/50	1,165	1,293
LyondellBasell Industries NV	6.000%	11/15/21	775	812
LyondellBasell Industries NV	4.625%	2/26/55	910	1,045
Mosaic Co.	3.750%	11/15/21	865	886
Mosaic Co.	3.250%	11/15/22	650	679
Mosaic Co.	4.250%	11/15/23	1,000	1,084
Mosaic Co.	4.050%	11/15/27	400	445
Mosaic Co.	5.450%	11/15/33	100	116
Mosaic Co.	5.625%	11/15/43	425	504
Newmont Corp.	3.625%	6/9/21	450	457
Newmont Corp.	3.700%	3/15/23	371	384
Newmont Corp.	2.800%	10/1/29	550	595
Newmont Corp.	2.250%	10/1/30	1,400	1,442
Newmont Corp.	5.875%	4/1/35	325	465
Newmont Corp.	6.250%	10/1/39	500	738
Newmont Corp.	4.875%	3/15/42	1,450	1,953
Nucor Corp.	4.125%	9/15/22	200	212
Nucor Corp.	4.000%	8/1/23	325	354

Nucor Corp.	2.000%	6/1/25	1,014	1,059
Nucor Corp.	2.700%	6/1/30	300	322
Nucor Corp.	6.400%	12/1/37	525	755
Nucor Corp.	5.200%	8/1/43	375	497
Nucor Corp.	4.400%	5/1/48	500	644
Nutrien Ltd.	3.150%	10/1/22	410	428
Nutrien Ltd.	1.900%	5/13/23	400	412
Nutrien Ltd.	3.500%	6/1/23	275	293
Nutrien Ltd.	3.375%	3/15/25	550	607
Nutrien Ltd.	3.000%	4/1/25	250	270
Nutrien Ltd.	4.000%	12/15/26	300	347
Nutrien Ltd.	2.950%	5/13/30	675	738
Nutrien Ltd.	4.125%	3/15/35	1,250	1,435
Nutrien Ltd.	5.875%	12/1/36	300	380
Nutrien Ltd.	5.625%	12/1/40	385	492
Nutrien Ltd.	4.900%	6/1/43	125	153
Nutrien Ltd.	5.250%	1/15/45	300	376
Nutrien Ltd.	5.000%	4/1/49	1,199	1,569
Packaging Corp. of America	4.500%	11/1/23	640	708
Packaging Corp. of America	3.650%	9/15/24	500	548
Packaging Corp. of America	3.400%	12/15/27	400	447
Packaging Corp. of America	3.000%	12/15/29	400	438
Packaging Corp. of America	4.050%	12/15/49	200	239
PPG Industries Inc.	2.400%	8/15/24	300	319
PPG Industries Inc.	2.550%	6/15/30	600	635
Praxair Inc.	2.450%	2/15/22	3,275	3,351
Praxair Inc.	2.650%	2/5/25	500	540
Praxair Inc.	1.100%	8/10/30	500	485
Praxair Inc.	3.550%	11/7/42	300	359
Praxair Inc.	2.000%	8/10/50	500	450
Rayonier Inc.	3.750%	4/1/22	125	128
Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	388
Reliance Steel & Aluminum Co.	1.300%	8/15/25	300	300
Reliance Steel & Aluminum Co.	2.150%	8/15/30	500	489
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	472
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	645
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,923
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	316
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	800
Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,490
Rohm & Haas Co.	7.850%	7/15/29	300	423
RPM International Inc.	3.450%	11/15/22	250	257
RPM International Inc.	3.750%	3/15/27	150	164
RPM International Inc.	4.550%	3/1/29	275	321
RPM International Inc.	5.250%	6/1/45	50	61
RPM International Inc.	4.250%	1/15/48	450	480
Sherwin-Williams Co.	4.200%	1/15/22	25	26
Sherwin-Williams Co.	2.750%	6/1/22	75	78
Sherwin-Williams Co.	3.125%	6/1/24	925	1,000
Sherwin-Williams Co.	3.450%	8/1/25	900	996
Sherwin-Williams Co.	3.950%	1/15/26	600	682
Sherwin-Williams Co.	3.450%	6/1/27	300	338
Sherwin-Williams Co.	2.950%	8/15/29	700	767
Sherwin-Williams Co.	4.000%	12/15/42	200	221
Sherwin-Williams Co.	4.550%	8/1/45	270	335
Sherwin-Williams Co.	4.500%	6/1/47	1,550	1,916
Sherwin-Williams Co.	3.800%	8/15/49	1,000	1,137

Sherwin-Williams Co.	3.300%	5/15/50	1,400	1,481
Southern Copper Corp.	3.500%	11/8/22	600	627
Southern Copper Corp.	3.875%	4/23/25	650	718
Southern Copper Corp.	7.500%	7/27/35	425	621
Southern Copper Corp.	6.750%	4/16/40	450	644
Southern Copper Corp.	5.875%	4/23/45	2,505	3,394
Steel Dynamics Inc.	2.800%	12/15/24	175	185
Steel Dynamics Inc.	2.400%	6/15/25	300	314
Steel Dynamics Inc.	4.125%	9/15/25	275	280
Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,399
Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,393
Suzano Austria GmbH	6.000%	1/15/29	1,050	1,193
Suzano Austria GmbH	5.000%	1/15/30	1,200	1,291
Suzano Austria GmbH	3.750%	1/15/31	500	500
1 Teck Resources Ltd.	3.900%	7/15/30	500	524
Teck Resources Ltd.	6.125%	10/1/35	1,025	1,227
Teck Resources Ltd.	6.000%	8/15/40	150	169
Teck Resources Ltd.	6.250%	7/15/41	500	578
Vale Overseas Ltd.	6.250%	8/10/26	700	824
Vale Overseas Ltd.	3.750%	7/8/30	800	822
Vale Overseas Ltd.	8.250%	1/17/34	375	531
Vale Overseas Ltd.	6.875%	11/21/36	1,230	1,593
Vale Overseas Ltd.	6.875%	11/10/39	1,060	1,403
Vale SA	5.625%	9/11/42	923	1,095
Westlake Chemical Corp.	3.375%	6/15/30	500	537
Westlake Chemical Corp.	5.000%	8/15/46	825	968
Westlake Chemical Corp.	4.375%	11/15/47	360	386
WestRock MWV LLC	8.200%	1/15/30	475	675
WestRock MWV LLC	7.950%	2/15/31	275	392
WestRock RKT Co.	4.900%	3/1/22	250	266
Weyerhaeuser Co.	8.500%	1/15/25	150	194
Weyerhaeuser Co.	4.000%	11/15/29	750	878
Weyerhaeuser Co.	4.000%	4/15/30	600	704
Weyerhaeuser Co.	7.375%	3/15/32	625	910
Weyerhaeuser Co.	6.875%	12/15/33	125	171
WRKCo Inc.	3.000%	9/15/24	525	564
WRKCo Inc.	4.650%	3/15/26	600	704
WRKCo Inc.	3.375%	9/15/27	825	905
WRKCo Inc.	3.900%	6/1/28	200	228
WRKCo Inc.	4.900%	3/15/29	525	647
WRKCo Inc.	4.200%	6/1/32	700	844
WRKCo Inc.	3.000%	6/15/33	1,400	1,529

Capital Goods (0.7%)
3M Co.	2.750%	3/1/22	375	387
3M Co.	1.750%	2/14/23	500	516
3M Co.	2.250%	3/15/23	1,325	1,384
3M Co.	3.250%	2/14/24	400	435
3M Co.	2.000%	2/14/25	600	636
3M Co.	2.650%	4/15/25	1,069	1,161
3M Co.	2.875%	10/15/27	525	584
3M Co.	3.375%	3/1/29	650	747
3M Co.	2.375%	8/26/29	675	730
3M Co.	3.050%	4/15/30	1,440	1,644
3M Co.	3.125%	9/19/46	1,125	1,227
3M Co.	3.625%	10/15/47	450	531
3M Co.	4.000%	9/14/48	182	229

3M Co.	3.250%	8/26/49	375	420
3M Co.	3.700%	4/15/50	1,200	1,450
ABB Finance USA Inc.	2.875%	5/8/22	1,000	1,036
ABB Finance USA Inc.	3.375%	4/3/23	250	266
ABB Finance USA Inc.	3.800%	4/3/28	600	717
ABB Finance USA Inc.	4.375%	5/8/42	625	801
Allegion plc	3.500%	10/1/29	325	355
Allegion US Holding Co. Inc.	3.200%	10/1/24	128	136
Allegion US Holding Co. Inc.	3.550%	10/1/27	325	353
Amphenol Corp.	3.200%	4/1/24	200	216
Amphenol Corp.	2.050%	3/1/25	170	178
Amphenol Corp.	4.350%	6/1/29	300	363
Amphenol Corp.	2.800%	2/15/30	750	822
Avery Dennison Corp.	4.875%	12/6/28	300	369
Avery Dennison Corp.	2.650%	4/30/30	750	800
Bemis Co. Inc.	3.100%	9/15/26	300	327
Bemis Co. Inc.	2.630%	6/19/30	400	426
Boeing Co.	2.125%	3/1/22	800	805
Boeing Co.	2.700%	5/1/22	425	433
Boeing Co.	2.800%	3/1/23	345	352
Boeing Co.	4.508%	5/1/23	2,325	2,450
Boeing Co.	1.875%	6/15/23	500	500
Boeing Co.	2.800%	3/1/24	450	460
Boeing Co.	2.850%	10/30/24	450	453
Boeing Co.	4.875%	5/1/25	2,680	2,923
Boeing Co.	3.100%	5/1/26	400	400
Boeing Co.	2.250%	6/15/26	325	309
Boeing Co.	2.700%	2/1/27	715	697
Boeing Co.	2.800%	3/1/27	200	196
Boeing Co.	5.040%	5/1/27	3,060	3,368
Boeing Co.	3.250%	3/1/28	275	272
Boeing Co.	3.450%	11/1/28	200	201
Boeing Co.	3.200%	3/1/29	900	884
Boeing Co.	2.950%	2/1/30	500	484
Boeing Co.	5.150%	5/1/30	3,715	4,170
Boeing Co.	6.125%	2/15/33	325	388
Boeing Co.	3.600%	5/1/34	1,375	1,343
Boeing Co.	3.250%	2/1/35	600	554
Boeing Co.	6.625%	2/15/38	100	121
Boeing Co.	3.500%	3/1/39	200	180
Boeing Co.	6.875%	3/15/39	210	261
Boeing Co.	5.875%	2/15/40	545	620
Boeing Co.	5.705%	5/1/40	3,665	4,257
Boeing Co.	3.375%	6/15/46	450	391
Boeing Co.	3.650%	3/1/47	475	424
Boeing Co.	3.850%	11/1/48	200	180
Boeing Co.	3.900%	5/1/49	650	596
Boeing Co.	5.805%	5/1/50	3,900	4,700
Boeing Co.	3.825%	3/1/59	225	198
Boeing Co.	3.950%	8/1/59	360	334
Boeing Co.	5.930%	5/1/60	2,645	3,264
Carlisle Cos. Inc.	3.750%	11/15/22	175	181
Carlisle Cos. Inc.	3.500%	12/1/24	150	164
Carlisle Cos. Inc.	3.750%	12/1/27	650	735
Carlisle Cos. Inc.	2.750%	3/1/30	515	546
1 Carrier Global Corp.	1.923%	2/15/23	425	437
1 Carrier Global Corp.	2.242%	2/15/25	1,600	1,668

1 Carrier Global Corp.	2.493%	2/15/27	1,475	1,539
1 Carrier Global Corp.	2.722%	2/15/30	1,625	1,696
1 Carrier Global Corp.	3.377%	4/5/40	1,650	1,725
1 Carrier Global Corp.	3.577%	4/5/50	1,600	1,681
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	889
Caterpillar Financial Services Corp.	2.950%	2/26/22	825	856
Caterpillar Financial Services Corp.	0.950%	5/13/22	1,300	1,313
Caterpillar Financial Services Corp.	2.400%	6/6/22	200	207
Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,343
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,046
Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,508
Caterpillar Financial Services Corp.	0.650%	7/7/23	500	503
Caterpillar Financial Services Corp.	0.450%	9/14/23	825	825
Caterpillar Financial Services Corp.	3.650%	12/7/23	400	439
Caterpillar Financial Services Corp.	2.850%	5/17/24	325	350
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	800
Caterpillar Financial Services Corp.	3.250%	12/1/24	1,270	1,400
Caterpillar Financial Services Corp.	1.450%	5/15/25	375	387
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	218
Caterpillar Financial Services Corp.	1.100%	9/14/27	500	499
Caterpillar Inc.	2.600%	6/26/22	125	129
Caterpillar Inc.	3.400%	5/15/24	450	491
Caterpillar Inc.	2.600%	4/9/30	585	640
Caterpillar Inc.	6.050%	8/15/36	720	1,047
Caterpillar Inc.	5.200%	5/27/41	475	664
Caterpillar Inc.	3.803%	8/15/42	804	974
Caterpillar Inc.	4.300%	5/15/44	375	486
Caterpillar Inc.	3.250%	9/19/49	1,600	1,779
Caterpillar Inc.	3.250%	4/9/50	865	974
CNH Industrial Capital LLC	4.375%	4/5/22	150	157
CNH Industrial Capital LLC	1.950%	7/2/23	250	254
CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,632
CNH Industrial NV	3.850%	11/15/27	375	405
Crane Co.	4.450%	12/15/23	400	437
Crane Co.	4.200%	3/15/48	500	527
CRH America Inc.	5.750%	1/15/21	985	999
Deere & Co.	2.600%	6/8/22	700	723
Deere & Co.	2.750%	4/15/25	750	816
Deere & Co.	5.375%	10/16/29	455	598
Deere & Co.	3.100%	4/15/30	470	536
Deere & Co.	7.125%	3/3/31	400	585
Deere & Co.	3.900%	6/9/42	1,000	1,267
Deere & Co.	2.875%	9/7/49	200	217
Deere & Co.	3.750%	4/15/50	650	805
Dover Corp.	2.950%	11/4/29	575	632
Dover Corp.	6.600%	3/15/38	350	490
Dover Corp.	5.375%	3/1/41	280	362
Eaton Corp.	2.750%	11/2/22	1,075	1,126
Eaton Corp.	3.103%	9/15/27	665	740
Eaton Corp.	4.000%	11/2/32	717	863
Eaton Corp.	4.150%	11/2/42	75	93
Eaton Corp.	3.915%	9/15/47	550	667
Emerson Electric Co.	2.625%	12/1/21	450	462
Emerson Electric Co.	2.625%	2/15/23	300	314
Emerson Electric Co.	3.150%	6/1/25	450	496
Emerson Electric Co.	0.875%	10/15/26	500	497
Emerson Electric Co.	1.800%	10/15/27	750	784

Emerson Electric Co.	1.950%	10/15/30	375	389
Emerson Electric Co.	5.250%	11/15/39	135	184
Emerson Electric Co.	2.750%	10/15/50	450	459
Flowserve Corp.	3.500%	9/15/22	225	232
Flowserve Corp.	4.000%	11/15/23	375	388
Flowserve Corp.	3.500%	10/1/30	500	495
Fortive Corp.	3.150%	6/15/26	585	646
Fortive Corp.	4.300%	6/15/46	425	511
Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	655
Fortune Brands Home & Security Inc.	4.000%	6/15/25	455	517
Fortune Brands Home & Security Inc.	3.250%	9/15/29	400	442
General Dynamics Corp.	2.250%	11/15/22	900	932
General Dynamics Corp.	3.375%	5/15/23	600	645
General Dynamics Corp.	1.875%	8/15/23	500	519
General Dynamics Corp.	3.250%	4/1/25	525	581
General Dynamics Corp.	3.500%	5/15/25	1,500	1,680
General Dynamics Corp.	2.125%	8/15/26	250	268
General Dynamics Corp.	3.500%	4/1/27	350	401
General Dynamics Corp.	2.625%	11/15/27	500	546
General Dynamics Corp.	3.750%	5/15/28	705	826
General Dynamics Corp.	3.625%	4/1/30	755	898
General Dynamics Corp.	4.250%	4/1/40	520	650
General Dynamics Corp.	3.600%	11/15/42	625	745
General Dynamics Corp.	4.250%	4/1/50	505	657
General Electric Co.	3.150%	9/7/22	318	332
General Electric Co.	3.100%	1/9/23	4,149	4,353
General Electric Co.	3.450%	5/15/24	425	456
General Electric Co.	3.450%	5/1/27	750	792
General Electric Co.	3.625%	5/1/30	2,125	2,202
General Electric Co.	6.750%	3/15/32	1,185	1,484
General Electric Co.	6.150%	8/7/37	673	799
General Electric Co.	5.875%	1/14/38	2,512	2,924
General Electric Co.	6.875%	1/10/39	1,555	1,981
General Electric Co.	4.250%	5/1/40	2,125	2,167
General Electric Co.	4.125%	10/9/42	552	549
General Electric Co.	4.350%	5/1/50	3,375	3,428
Hexcel Corp.	4.700%	8/15/25	225	251
Hexcel Corp.	3.950%	2/15/27	275	297
Honeywell International Inc.	4.250%	3/1/21	805	818
Honeywell International Inc.	1.850%	11/1/21	410	416
Honeywell International Inc.	2.150%	8/8/22	500	516
Honeywell International Inc.	0.483%	8/19/22	700	701
Honeywell International Inc.	3.350%	12/1/23	1,175	1,281
Honeywell International Inc.	2.300%	8/15/24	800	852
Honeywell International Inc.	1.350%	6/1/25	1,730	1,784
Honeywell International Inc.	2.500%	11/1/26	3,050	3,354
Honeywell International Inc.	2.700%	8/15/29	350	387
Honeywell International Inc.	1.950%	6/1/30	1,125	1,180
Honeywell International Inc.	5.700%	3/15/36	300	425
Honeywell International Inc.	5.700%	3/15/37	305	432
Honeywell International Inc.	5.375%	3/1/41	855	1,226
Honeywell International Inc.	2.800%	6/1/50	600	641
Hubbell Inc.	3.350%	3/1/26	300	326
Hubbell Inc.	3.150%	8/15/27	275	291
Hubbell Inc.	3.500%	2/15/28	400	436
1 Huntington Ingalls Industries Inc.	3.844%	5/1/25	250	274
Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	438

1 Huntington Ingalls Industries Inc.	4.200%	5/1/30	375	430
IDEX Corp.	3.000%	5/1/30	300	330
Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,256
Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,216
Illinois Tool Works Inc.	3.900%	9/1/42	800	1,002
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1,350	1,486
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	325	363
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	975	1,143
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	187
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	350	443
John Deere Capital Corp.	3.150%	10/15/21	305	314
John Deere Capital Corp.	2.650%	1/6/22	450	463
John Deere Capital Corp.	2.750%	3/15/22	75	78
John Deere Capital Corp.	1.950%	6/13/22	1,600	1,644
John Deere Capital Corp.	0.550%	7/5/22	600	602
John Deere Capital Corp.	2.150%	9/8/22	550	569
John Deere Capital Corp.	2.700%	1/6/23	425	447
John Deere Capital Corp.	2.800%	1/27/23	275	290
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,589
John Deere Capital Corp.	3.450%	6/7/23	200	216
John Deere Capital Corp.	0.700%	7/5/23	375	378
John Deere Capital Corp.	3.650%	10/12/23	200	220
John Deere Capital Corp.	2.600%	3/7/24	300	320
John Deere Capital Corp.	3.350%	6/12/24	700	769
John Deere Capital Corp.	2.050%	1/9/25	500	530
John Deere Capital Corp.	3.450%	3/13/25	1,225	1,374
John Deere Capital Corp.	3.400%	9/11/25	325	367
John Deere Capital Corp.	2.650%	6/10/26	300	330
John Deere Capital Corp.	2.250%	9/14/26	1,250	1,353
John Deere Capital Corp.	2.800%	9/8/27	250	278
John Deere Capital Corp.	3.050%	1/6/28	600	670
John Deere Capital Corp.	3.450%	3/7/29	300	348
John Deere Capital Corp.	2.800%	7/18/29	490	546
John Deere Capital Corp.	2.450%	1/9/30	1,000	1,084
Johnson Controls International plc	3.625%	7/2/24	442	483
Johnson Controls International plc	3.900%	2/14/26	219	249
Johnson Controls International plc	6.000%	1/15/36	210	281
Johnson Controls International plc	4.625%	7/2/44	800	997
Johnson Controls International plc	5.125%	9/14/45	80	105
Johnson Controls International plc	4.500%	2/15/47	400	499
Johnson Controls International plc	4.950%	7/2/64	286	365
Johnson Controls International plc / Tyco
Fire & Security Finance SCA	1.750%	9/15/30	500	501
Kennametal Inc.	3.875%	2/15/22	125	128
Kennametal Inc.	4.625%	6/15/28	1,000	1,107
L3Harris Technologies Inc.	3.850%	6/15/23	775	840
L3Harris Technologies Inc.	3.950%	5/28/24	270	297
L3Harris Technologies Inc.	3.832%	4/27/25	550	614
L3Harris Technologies Inc.	3.850%	12/15/26	200	230
L3Harris Technologies Inc.	4.400%	6/15/28	600	712
L3Harris Technologies Inc.	2.900%	12/15/29	450	491
L3Harris Technologies Inc.	4.854%	4/27/35	100	132
L3Harris Technologies Inc.	6.150%	12/15/40	425	617
L3Harris Technologies Inc.	5.054%	4/27/45	375	501
Leggett & Platt Inc.	3.800%	11/15/24	550	592
Leggett & Platt Inc.	3.500%	11/15/27	700	731
Legrand France SA	8.500%	2/15/25	300	397

Lennox International Inc.	3.000%	11/15/23	100	105
Lennox International Inc.	1.350%	8/1/25	500	503
Lennox International Inc.	1.700%	8/1/27	500	500
Lockheed Martin Corp.	3.100%	1/15/23	270	286
Lockheed Martin Corp.	2.900%	3/1/25	463	505
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,366
Lockheed Martin Corp.	1.850%	6/15/30	1,500	1,554
Lockheed Martin Corp.	3.600%	3/1/35	400	480
Lockheed Martin Corp.	4.500%	5/15/36	450	578
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,520
Lockheed Martin Corp.	5.720%	6/1/40	316	457
Lockheed Martin Corp.	4.070%	12/15/42	975	1,225
Lockheed Martin Corp.	3.800%	3/1/45	750	892
Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,426
Lockheed Martin Corp.	2.800%	6/15/50	1,050	1,095
Lockheed Martin Corp.	4.090%	9/15/52	622	797
Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,274
Martin Marietta Materials Inc.	3.450%	6/1/27	500	554
Martin Marietta Materials Inc.	2.500%	3/15/30	375	389
Martin Marietta Materials Inc.	4.250%	12/15/47	600	682
Masco Corp.	5.950%	3/15/22	228	245
Masco Corp.	4.450%	4/1/25	550	629
Masco Corp.	4.375%	4/1/26	400	464
Masco Corp.	3.500%	11/15/27	100	111
Masco Corp.	7.750%	8/1/29	94	130
Masco Corp.	2.000%	10/1/30	500	499
Masco Corp.	4.500%	5/15/47	725	861
Mohawk Industries Inc.	3.850%	2/1/23	550	584
Mohawk Industries Inc.	3.625%	5/15/30	375	409
Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,562
Northrop Grumman Corp.	3.250%	8/1/23	500	539
Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,414
Northrop Grumman Corp.	3.200%	2/1/27	575	642
Northrop Grumman Corp.	3.250%	1/15/28	400	449
Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,894
Northrop Grumman Corp.	5.150%	5/1/40	1,665	2,233
Northrop Grumman Corp.	5.050%	11/15/40	850	1,138
Northrop Grumman Corp.	4.750%	6/1/43	850	1,104
Northrop Grumman Corp.	4.030%	10/15/47	1,450	1,758
Northrop Grumman Corp.	5.250%	5/1/50	795	1,130
Nvent Finance Sarl	3.950%	4/15/23	220	229
Nvent Finance Sarl	4.550%	4/15/28	300	324
Oshkosh Corp.	4.600%	5/15/28	400	456
Oshkosh Corp.	3.100%	3/1/30	80	85
Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,654
Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,413
Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,503
Otis Worldwide Corp.	3.112%	2/15/40	1,630	1,733
Otis Worldwide Corp.	3.362%	2/15/50	550	603
Owens Corning	4.200%	12/1/24	250	276
Owens Corning	3.400%	8/15/26	500	540
Owens Corning	3.950%	8/15/29	375	424
Owens Corning	3.875%	6/1/30	100	113
Owens Corning	7.000%	12/1/36	18	24
Owens Corning	4.300%	7/15/47	700	768
Owens Corning	4.400%	1/30/48	325	363
Parker-Hannifin Corp.	3.500%	9/15/22	975	1,030

Parker-Hannifin Corp.	2.700%	6/14/24	475	508
Parker-Hannifin Corp.	3.300%	11/21/24	467	510
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,766
Parker-Hannifin Corp.	4.200%	11/21/34	200	244
Parker-Hannifin Corp.	6.250%	5/15/38	575	823
Parker-Hannifin Corp.	4.100%	3/1/47	500	602
Parker-Hannifin Corp.	4.000%	6/14/49	800	963
Precision Castparts Corp.	2.500%	1/15/23	1,075	1,121
Precision Castparts Corp.	3.250%	6/15/25	675	746
Precision Castparts Corp.	3.900%	1/15/43	375	432
Precision Castparts Corp.	4.375%	6/15/45	275	341
1 Raytheon Technologies Corp.	2.800%	3/15/22	1,500	1,547
1 Raytheon Technologies Corp.	2.500%	12/15/22	845	877
Raytheon Technologies Corp.	3.650%	8/16/23	57	62
1 Raytheon Technologies Corp.	3.200%	3/15/24	775	832
Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,911
1 Raytheon Technologies Corp.	3.500%	3/15/27	2,000	2,245
Raytheon Technologies Corp.	3.125%	5/4/27	875	970
1 Raytheon Technologies Corp.	7.200%	8/15/27	75	100
Raytheon Technologies Corp.	6.700%	8/1/28	150	203
Raytheon Technologies Corp.	4.125%	11/16/28	2,445	2,893
Raytheon Technologies Corp.	7.500%	9/15/29	400	584
Raytheon Technologies Corp.	2.250%	7/1/30	500	525
Raytheon Technologies Corp.	5.400%	5/1/35	500	680
Raytheon Technologies Corp.	6.050%	6/1/36	285	401
Raytheon Technologies Corp.	6.125%	7/15/38	925	1,335
Raytheon Technologies Corp.	4.450%	11/16/38	1,000	1,228
Raytheon Technologies Corp.	5.700%	4/15/40	625	877
1 Raytheon Technologies Corp.	4.875%	10/15/40	225	289
1 Raytheon Technologies Corp.	4.700%	12/15/41	925	1,146
Raytheon Technologies Corp.	4.500%	6/1/42	2,450	3,077
1 Raytheon Technologies Corp.	4.800%	12/15/43	285	366
Raytheon Technologies Corp.	4.150%	5/15/45	1,825	2,190
Raytheon Technologies Corp.	3.750%	11/1/46	900	1,027
1 Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,635
Raytheon Technologies Corp.	4.050%	5/4/47	800	954
Raytheon Technologies Corp.	3.125%	7/1/50	1,475	1,555
Republic Services Inc.	3.550%	6/1/22	1,300	1,355
Republic Services Inc.	2.500%	8/15/24	60	64
Republic Services Inc.	3.200%	3/15/25	500	550
Republic Services Inc.	2.900%	7/1/26	400	442
Republic Services Inc.	2.300%	3/1/30	725	767
Republic Services Inc.	1.450%	2/15/31	500	491
Republic Services Inc.	6.200%	3/1/40	475	697
Republic Services Inc.	5.700%	5/15/41	300	422
Republic Services Inc.	3.050%	3/1/50	500	527
Rockwell Automation Inc.	3.500%	3/1/29	350	405
Rockwell Automation Inc.	4.200%	3/1/49	475	622
Roper Technologies Inc.	2.800%	12/15/21	400	411
Roper Technologies Inc.	2.350%	9/15/24	500	529
Roper Technologies Inc.	1.000%	9/15/25	500	501
Roper Technologies Inc.	3.850%	12/15/25	250	284
Roper Technologies Inc.	3.800%	12/15/26	500	576
Roper Technologies Inc.	1.400%	9/15/27	500	505
Roper Technologies Inc.	4.200%	9/15/28	650	774
Roper Technologies Inc.	2.950%	9/15/29	475	521
Roper Technologies Inc.	2.000%	6/30/30	475	484

Roper Technologies Inc.	1.750%	2/15/31	2,000	1,993
Snap-on Inc.	6.125%	9/1/21	300	315
Snap-on Inc.	3.250%	3/1/27	225	249
Snap-on Inc.	4.100%	3/1/48	275	337
Snap-on Inc.	3.100%	5/1/50	250	261
Sonoco Products Co.	3.125%	5/1/30	400	434
Sonoco Products Co.	5.750%	11/1/40	490	625
Stanley Black & Decker Inc.	3.400%	12/1/21	450	462
Stanley Black & Decker Inc.	2.900%	11/1/22	500	526
Stanley Black & Decker Inc.	3.400%	3/1/26	375	420
Stanley Black & Decker Inc.	4.250%	11/15/28	375	455
Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,598
Stanley Black & Decker Inc.	5.200%	9/1/40	300	410
Stanley Black & Decker Inc.	4.850%	11/15/48	400	562
4 Stanley Black & Decker Inc.	4.000%	3/15/60	200	206
Textron Inc.	4.300%	3/1/24	625	689
Textron Inc.	3.875%	3/1/25	200	222
Textron Inc.	4.000%	3/15/26	300	331
Textron Inc.	3.650%	3/15/27	1,025	1,115
Textron Inc.	3.375%	3/1/28	325	349
Textron Inc.	3.900%	9/17/29	250	281
Timken Co.	3.875%	9/1/24	200	212
Timken Co.	4.500%	12/15/28	400	437
Trane Technologies Global Holding Co.
Ltd.	4.250%	6/15/23	900	990
Valmont Industries Inc.	5.000%	10/1/44	475	520
Valmont Industries Inc.	5.250%	10/1/54	300	322
Vulcan Materials Co.	4.500%	4/1/25	250	286
Vulcan Materials Co.	3.500%	6/1/30	575	646
Vulcan Materials Co.	4.500%	6/15/47	950	1,112
Wabtec Corp.	4.400%	3/15/24	1,100	1,195
Wabtec Corp.	3.450%	11/15/26	625	663
Wabtec Corp.	4.950%	9/15/28	750	873
Waste Connections Inc.	4.250%	12/1/28	375	444
Waste Connections Inc.	3.500%	5/1/29	950	1,079
Waste Connections Inc.	2.600%	2/1/30	500	537
Waste Connections Inc.	3.050%	4/1/50	300	310
Waste Management Inc.	2.900%	9/15/22	191	199
Waste Management Inc.	2.400%	5/15/23	1,100	1,149
Waste Management Inc.	3.500%	5/15/24	750	822
Waste Management Inc.	3.125%	3/1/25	250	274
Waste Management Inc.	3.150%	11/15/27	1,600	1,780
Waste Management Inc.	3.900%	3/1/35	250	302
Waste Management Inc.	4.100%	3/1/45	500	611
Waste Management Inc.	4.150%	7/15/49	900	1,140
Westinghouse Air Brake Technologies
Corp.	3.200%	6/15/25	70	74
WW Grainger Inc.	1.850%	2/15/25	350	367
WW Grainger Inc.	4.600%	6/15/45	825	1,055
WW Grainger Inc.	3.750%	5/15/46	325	373
WW Grainger Inc.	4.200%	5/15/47	350	427
Xylem Inc.	3.250%	11/1/26	300	334
Xylem Inc.	4.375%	11/1/46	475	557
Xylem Inc.	1.950%	1/30/28	250	260
Xylem Inc.	2.250%	1/30/31	400	424

Communication (1.1%)
Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,190
Activision Blizzard Inc.	1.350%	9/15/30	500	488
Activision Blizzard Inc.	4.500%	6/15/47	325	412
Activision Blizzard Inc.	2.500%	9/15/50	1,200	1,105
America Movil SAB de CV	3.125%	7/16/22	1,060	1,104
America Movil SAB de CV	3.625%	4/22/29	700	798
America Movil SAB de CV	2.875%	5/7/30	400	433
America Movil SAB de CV	6.375%	3/1/35	800	1,158
America Movil SAB de CV	6.125%	11/15/37	300	423
America Movil SAB de CV	6.125%	3/30/40	1,500	2,168
America Movil SAB de CV	4.375%	7/16/42	950	1,172
America Movil SAB de CV	4.375%	4/22/49	1,400	1,739
American Tower Corp.	2.250%	1/15/22	350	358
American Tower Corp.	3.500%	1/31/23	1,075	1,142
American Tower Corp.	5.000%	2/15/24	1,900	2,149
American Tower Corp.	3.375%	5/15/24	500	541
American Tower Corp.	2.950%	1/15/25	885	956
American Tower Corp.	2.400%	3/15/25	275	291
American Tower Corp.	1.300%	9/15/25	375	378
American Tower Corp.	3.375%	10/15/26	669	743
American Tower Corp.	2.750%	1/15/27	2,500	2,692
American Tower Corp.	3.125%	1/15/27	575	625
American Tower Corp.	3.950%	3/15/29	475	546
American Tower Corp.	3.800%	8/15/29	1,075	1,230
American Tower Corp.	2.900%	1/15/30	1,490	1,612
American Tower Corp.	2.100%	6/15/30	560	565
American Tower Corp.	1.875%	10/15/30	700	689
American Tower Corp.	3.700%	10/15/49	500	547
American Tower Corp.	3.100%	6/15/50	560	553
AT&T Inc.	3.000%	6/30/22	1,750	1,819
AT&T Inc.	4.050%	12/15/23	375	415
AT&T Inc.	4.450%	4/1/24	825	920
AT&T Inc.	3.950%	1/15/25	804	901
AT&T Inc.	3.400%	5/15/25	4,632	5,110
AT&T Inc.	3.600%	7/15/25	825	920
AT&T Inc.	3.875%	1/15/26	965	1,094
AT&T Inc.	4.125%	2/17/26	1,514	1,732
AT&T Inc.	3.800%	2/15/27	2,570	2,897
AT&T Inc.	2.300%	6/1/27	3,650	3,828
AT&T Inc.	1.650%	2/1/28	2,750	2,753
AT&T Inc.	4.100%	2/15/28	1,904	2,198
AT&T Inc.	4.350%	3/1/29	2,200	2,577
AT&T Inc.	4.300%	2/15/30	2,249	2,651
AT&T Inc.	2.750%	6/1/31	3,600	3,785
AT&T Inc.	2.250%	2/1/32	2,000	1,999
AT&T Inc.	4.500%	5/15/35	2,330	2,746
AT&T Inc.	5.250%	3/1/37	2,325	2,905
AT&T Inc.	4.900%	8/15/37	1,405	1,697
AT&T Inc.	4.850%	3/1/39	1,000	1,197
AT&T Inc.	5.350%	9/1/40	2,205	2,833
AT&T Inc.	3.500%	6/1/41	2,650	2,788
AT&T Inc.	5.550%	8/15/41	410	532
AT&T Inc.	5.150%	3/15/42	1,000	1,232
AT&T Inc.	4.900%	6/15/42	900	1,073
AT&T Inc.	4.300%	12/15/42	1,523	1,716
AT&T Inc.	3.100%	2/1/43	3,600	3,514

AT&T Inc.	4.800%	6/15/44	1,400	1,675
AT&T Inc.	4.350%	6/15/45	2,275	2,547
AT&T Inc.	4.750%	5/15/46	2,325	2,729
AT&T Inc.	5.150%	11/15/46	742	920
AT&T Inc.	4.500%	3/9/48	3,300	3,767
AT&T Inc.	4.550%	3/9/49	5,062	5,795
AT&T Inc.	5.150%	2/15/50	750	940
AT&T Inc.	3.650%	6/1/51	3,000	3,009
AT&T Inc.	3.300%	2/1/52	1,800	1,689
1 AT&T Inc.	3.500%	9/15/53	3,206	3,094
1 AT&T Inc.	3.550%	9/15/55	4,951	4,753
1 AT&T Inc.	3.650%	9/15/59	1,749	1,716
AT&T Inc.	3.850%	6/1/60	1,155	1,180
AT&T Inc.	3.500%	2/1/61	1,200	1,144
Bell Canada Inc.	4.300%	7/29/49	400	498
British Telecommunications plc	4.500%	12/4/23	500	553
British Telecommunications plc	5.125%	12/4/28	450	544
British Telecommunications plc	9.625%	12/15/30	2,000	3,205
CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	1,000	1,075
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	2,415	2,556
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	1,030	1,141
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	3,500	4,040
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	880	974
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	800	955
Charter Communications Operating LLC /
Charter Communications Operating
Capital	2.800%	4/1/31	2,815	2,918
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	1,964	2,678
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	2,810	3,745
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	1,650	1,953
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	1,550	1,917
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.125%	7/1/49	750	858
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.800%	3/1/50	2,450	2,789

Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.700%	4/1/51	1,245	1,222
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	1,325	1,836
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,321
Comcast Corp.	3.000%	2/1/24	3,000	3,231
Comcast Corp.	3.600%	3/1/24	350	385
Comcast Corp.	3.375%	2/15/25	999	1,104
Comcast Corp.	3.375%	8/15/25	2,955	3,295
Comcast Corp.	3.950%	10/15/25	2,400	2,752
Comcast Corp.	3.150%	3/1/26	1,600	1,779
Comcast Corp.	2.350%	1/15/27	1,930	2,072
Comcast Corp.	3.300%	2/1/27	1,075	1,211
Comcast Corp.	3.300%	4/1/27	1,250	1,410
Comcast Corp.	3.150%	2/15/28	1,275	1,430
Comcast Corp.	4.150%	10/15/28	2,000	2,405
Comcast Corp.	2.650%	2/1/30	1,050	1,146
Comcast Corp.	3.400%	4/1/30	1,375	1,583
Comcast Corp.	4.250%	10/15/30	1,200	1,472
Comcast Corp.	1.950%	1/15/31	2,100	2,154
Comcast Corp.	1.500%	2/15/31	1,400	1,376
Comcast Corp.	4.250%	1/15/33	1,275	1,584
Comcast Corp.	7.050%	3/15/33	1,025	1,569
Comcast Corp.	5.650%	6/15/35	1,080	1,531
Comcast Corp.	4.400%	8/15/35	1,000	1,262
Comcast Corp.	3.200%	7/15/36	700	773
Comcast Corp.	6.450%	3/15/37	1,350	2,041
Comcast Corp.	6.950%	8/15/37	20	32
Comcast Corp.	3.900%	3/1/38	725	857
Comcast Corp.	6.400%	5/15/38	868	1,332
Comcast Corp.	4.600%	10/15/38	2,300	2,925
Comcast Corp.	6.550%	7/1/39	350	547
Comcast Corp.	3.250%	11/1/39	575	639
Comcast Corp.	6.400%	3/1/40	450	694
Comcast Corp.	3.750%	4/1/40	2,650	3,095
Comcast Corp.	4.650%	7/15/42	1,065	1,377
Comcast Corp.	4.500%	1/15/43	250	317
Comcast Corp.	4.750%	3/1/44	400	523
Comcast Corp.	4.600%	8/15/45	2,175	2,793
Comcast Corp.	3.400%	7/15/46	1,200	1,325
Comcast Corp.	4.000%	8/15/47	700	841
Comcast Corp.	3.969%	11/1/47	1,371	1,628
Comcast Corp.	4.000%	3/1/48	322	390
Comcast Corp.	4.700%	10/15/48	3,300	4,367
Comcast Corp.	3.999%	11/1/49	1,803	2,185
Comcast Corp.	3.450%	2/1/50	1,400	1,571
Comcast Corp.	2.800%	1/15/51	1,275	1,278
Comcast Corp.	2.450%	8/15/52	1,500	1,388
Comcast Corp.	4.049%	11/1/52	1,317	1,608
Comcast Corp.	4.950%	10/15/58	2,300	3,274
Comcast Corp.	2.650%	8/15/62	1,000	936
Crown Castle International Corp.	5.250%	1/15/23	375	412
Crown Castle International Corp.	3.150%	7/15/23	625	664
Crown Castle International Corp.	3.200%	9/1/24	525	567

Crown Castle International Corp.	1.350%	7/15/25	400	404
Crown Castle International Corp.	4.450%	2/15/26	1,405	1,610
Crown Castle International Corp.	3.700%	6/15/26	975	1,087
Crown Castle International Corp.	3.650%	9/1/27	1,190	1,330
Crown Castle International Corp.	3.800%	2/15/28	1,525	1,723
Crown Castle International Corp.	3.100%	11/15/29	400	433
Crown Castle International Corp.	3.300%	7/1/30	1,300	1,420
Crown Castle International Corp.	2.250%	1/15/31	500	505
Crown Castle International Corp.	4.750%	5/15/47	300	372
Crown Castle International Corp.	5.200%	2/15/49	430	564
Crown Castle International Corp.	4.150%	7/1/50	410	471
Crown Castle International Corp.	3.250%	1/15/51	700	697
Deutsche Telekom International Finance
BV	8.750%	6/15/30	3,450	5,349
Discovery Communications LLC	2.950%	3/20/23	600	632
Discovery Communications LLC	3.800%	3/13/24	210	229
Discovery Communications LLC	3.900%	11/15/24	400	444
Discovery Communications LLC	3.450%	3/15/25	1,350	1,476
Discovery Communications LLC	3.950%	6/15/25	576	650
Discovery Communications LLC	4.900%	3/11/26	550	642
Discovery Communications LLC	3.950%	3/20/28	1,275	1,450
Discovery Communications LLC	3.625%	5/15/30	1,930	2,137
Discovery Communications LLC	5.000%	9/20/37	1,330	1,608
Discovery Communications LLC	6.350%	6/1/40	555	761
Discovery Communications LLC	4.875%	4/1/43	700	808
Discovery Communications LLC	5.200%	9/20/47	930	1,110
Discovery Communications LLC	5.300%	5/15/49	589	722
Discovery Communications LLC	4.650%	5/15/50	800	909
1 Discovery Communications LLC	4.000%	9/15/55	1,245	1,254
Electronic Arts Inc.	4.800%	3/1/26	275	326
Fox Corp.	3.666%	1/25/22	675	704
Fox Corp.	4.030%	1/25/24	1,575	1,731
Fox Corp.	3.050%	4/7/25	240	262
Fox Corp.	4.709%	1/25/29	1,000	1,197
Fox Corp.	3.500%	4/8/30	560	632
Fox Corp.	5.476%	1/25/39	950	1,268
Fox Corp.	5.576%	1/25/49	2,100	2,909
Grupo Televisa SAB	6.625%	3/18/25	450	544
Grupo Televisa SAB	4.625%	1/30/26	550	617
Grupo Televisa SAB	8.500%	3/11/32	50	74
Grupo Televisa SAB	6.625%	1/15/40	500	659
Grupo Televisa SAB	5.000%	5/13/45	1,640	1,859
Grupo Televisa SAB	5.250%	5/24/49	400	474
Interpublic Group of Cos. Inc.	3.750%	10/1/21	250	258
Interpublic Group of Cos. Inc.	3.750%	2/15/23	750	801
Interpublic Group of Cos. Inc.	4.200%	4/15/24	350	389
Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	385
Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	480
Interpublic Group of Cos. Inc.	5.400%	10/1/48	350	411
Koninklijke KPN NV	8.375%	10/1/30	500	725
Moody's Corp.	4.500%	9/1/22	335	357
Moody's Corp.	4.875%	2/15/24	425	479
Moody's Corp.	3.250%	1/15/28	300	339
Moody's Corp.	4.875%	12/17/48	300	410
Moody's Corp.	3.250%	5/20/50	250	271
Moody's Corp.	2.550%	8/18/60	500	457
NBCUniversal Media LLC	6.400%	4/30/40	480	742

NBCUniversal Media LLC	5.950%	4/1/41	925	1,376
NBCUniversal Media LLC	4.450%	1/15/43	800	1,016
Omnicom Group Inc.	2.450%	4/30/30	620	639
Omnicom Group Inc.	4.200%	6/1/30	400	468
Omnicom Group Inc. / Omnicom Capital
Inc.	3.625%	5/1/22	1,100	1,152
Omnicom Group Inc. / Omnicom Capital
Inc.	3.650%	11/1/24	650	716
Omnicom Group Inc. / Omnicom Capital
Inc.	3.600%	4/15/26	1,150	1,296
Orange SA	9.000%	3/1/31	2,260	3,668
Orange SA	5.375%	1/13/42	700	981
Orange SA	5.500%	2/6/44	600	861
RELX Capital Inc.	3.500%	3/16/23	575	611
RELX Capital Inc.	4.000%	3/18/29	300	352
RELX Capital Inc.	3.000%	5/22/30	500	546
Rogers Communications Inc.	3.000%	3/15/23	230	242
Rogers Communications Inc.	4.100%	10/1/23	300	328
Rogers Communications Inc.	3.625%	12/15/25	475	537
Rogers Communications Inc.	4.500%	3/15/43	540	653
Rogers Communications Inc.	5.000%	3/15/44	500	635
Rogers Communications Inc.	4.350%	5/1/49	2,000	2,427
S&P Global Inc.	4.000%	6/15/25	550	630
S&P Global Inc.	2.500%	12/1/29	375	408
S&P Global Inc.	1.250%	8/15/30	500	489
S&P Global Inc.	3.250%	12/1/49	450	510
S&P Global Inc.	2.300%	8/15/60	1,000	906
1 T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,359
1 T-Mobile USA Inc.	1.500%	2/15/26	800	803
1 T-Mobile USA Inc.	3.750%	4/15/27	6,500	7,276
1 T-Mobile USA Inc.	2.050%	2/15/28	3,300	3,377
1 T-Mobile USA Inc.	3.875%	4/15/30	6,675	7,598
1 T-Mobile USA Inc.	2.550%	2/15/31	1,900	1,957
1 T-Mobile USA Inc.	4.375%	4/15/40	3,250	3,800
1 T-Mobile USA Inc.	4.500%	4/15/50	2,690	3,203
1 T-Mobile USA Inc.	3.300%	2/15/51	1,000	984
Telefonica Emisiones SAU	4.895%	3/6/48	1,200	1,379
Telefonica Emisiones SAU	4.570%	4/27/23	675	739
Telefonica Emisiones SAU	4.103%	3/8/27	1,175	1,336
Telefonica Emisiones SAU	7.045%	6/20/36	1,635	2,350
Telefonica Emisiones SAU	4.665%	3/6/38	600	686
Telefonica Emisiones SAU	5.213%	3/8/47	1,500	1,777
Telefonica Emisiones SAU	5.520%	3/1/49	900	1,111
Telefonica Europe BV	8.250%	9/15/30	780	1,173
TELUS Corp.	2.800%	2/16/27	500	537
TELUS Corp.	4.300%	6/15/49	1,000	1,221
Thomson Reuters Corp.	4.300%	11/23/23	560	613
Thomson Reuters Corp.	3.350%	5/15/26	400	440
Thomson Reuters Corp.	5.500%	8/15/35	350	457
Thomson Reuters Corp.	5.850%	4/15/40	400	537
Time Warner Cable LLC	6.550%	5/1/37	1,300	1,720
Time Warner Cable LLC	7.300%	7/1/38	785	1,109
Time Warner Cable LLC	6.750%	6/15/39	1,350	1,845
Time Warner Cable LLC	5.875%	11/15/40	750	935
Time Warner Cable LLC	5.500%	9/1/41	825	998
Time Warner Cable LLC	4.500%	9/15/42	730	791
Time Warner Entertainment Co. LP	8.375%	3/15/23	825	972

Time Warner Entertainment Co. LP	8.375%	7/15/33	650	1,002
Verizon Communications Inc.	2.450%	11/1/22	875	907
Verizon Communications Inc.	5.150%	9/15/23	1,890	2,143
Verizon Communications Inc.	4.150%	3/15/24	500	554
Verizon Communications Inc.	3.500%	11/1/24	1,475	1,627
Verizon Communications Inc.	3.376%	2/15/25	2,426	2,705
Verizon Communications Inc.	2.625%	8/15/26	2,437	2,659
Verizon Communications Inc.	4.125%	3/16/27	2,250	2,653
Verizon Communications Inc.	3.000%	3/22/27	600	668
Verizon Communications Inc.	4.329%	9/21/28	3,207	3,893
Verizon Communications Inc.	4.016%	12/3/29	3,124	3,741
Verizon Communications Inc.	3.150%	3/22/30	1,990	2,248
Verizon Communications Inc.	1.500%	9/18/30	500	497
Verizon Communications Inc.	4.500%	8/10/33	3,075	3,880
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,742
Verizon Communications Inc.	4.272%	1/15/36	2,009	2,459
Verizon Communications Inc.	5.250%	3/16/37	2,200	3,036
Verizon Communications Inc.	4.812%	3/15/39	1,675	2,194
Verizon Communications Inc.	4.750%	11/1/41	700	934
Verizon Communications Inc.	3.850%	11/1/42	850	1,005
Verizon Communications Inc.	4.125%	8/15/46	2,480	3,030
Verizon Communications Inc.	4.862%	8/21/46	3,661	4,977
Verizon Communications Inc.	5.500%	3/16/47	1,000	1,511
Verizon Communications Inc.	4.522%	9/15/48	3,100	4,066
Verizon Communications Inc.	5.012%	4/15/49	1,700	2,447
Verizon Communications Inc.	4.000%	3/22/50	1,200	1,473
Verizon Communications Inc.	5.012%	8/21/54	300	428
Verizon Communications Inc.	4.672%	3/15/55	2,000	2,778
ViacomCBS Inc.	3.375%	3/1/22	362	373
ViacomCBS Inc.	2.900%	6/1/23	325	339
ViacomCBS Inc.	4.250%	9/1/23	1,175	1,280
ViacomCBS Inc.	3.875%	4/1/24	388	423
ViacomCBS Inc.	3.700%	8/15/24	575	629
ViacomCBS Inc.	3.500%	1/15/25	500	544
ViacomCBS Inc.	4.750%	5/15/25	1,000	1,149
ViacomCBS Inc.	4.000%	1/15/26	500	562
ViacomCBS Inc.	2.900%	1/15/27	2,133	2,310
ViacomCBS Inc.	3.375%	2/15/28	375	412
ViacomCBS Inc.	3.700%	6/1/28	400	445
ViacomCBS Inc.	7.875%	7/30/30	375	543
ViacomCBS Inc.	4.950%	1/15/31	1,200	1,438
ViacomCBS Inc.	4.200%	5/19/32	2,000	2,287
ViacomCBS Inc.	5.500%	5/15/33	350	431
ViacomCBS Inc.	6.875%	4/30/36	890	1,219
ViacomCBS Inc.	4.850%	7/1/42	675	756
ViacomCBS Inc.	4.375%	3/15/43	887	941
ViacomCBS Inc.	5.850%	9/1/43	1,075	1,343
ViacomCBS Inc.	5.250%	4/1/44	500	583
ViacomCBS Inc.	4.900%	8/15/44	700	795
ViacomCBS Inc.	4.950%	5/19/50	1,700	1,964
Vodafone Group plc	3.750%	1/16/24	1,300	1,418
Vodafone Group plc	4.125%	5/30/25	2,619	2,985
Vodafone Group plc	4.375%	5/30/28	1,495	1,763
Vodafone Group plc	7.875%	2/15/30	625	904
Vodafone Group plc	6.250%	11/30/32	425	578
Vodafone Group plc	6.150%	2/27/37	200	277
Vodafone Group plc	5.000%	5/30/38	1,630	2,013

Vodafone Group plc	4.375%	2/19/43	1,125	1,315
Vodafone Group plc	5.250%	5/30/48	2,645	3,410
Vodafone Group plc	4.875%	6/19/49	1,250	1,535
Vodafone Group plc	4.250%	9/17/50	2,000	2,312
Walt Disney Co.	2.550%	2/15/22	932	960
Walt Disney Co.	2.450%	3/4/22	375	386
Walt Disney Co.	1.650%	9/1/22	400	409
Walt Disney Co.	3.000%	9/15/22	825	866
Walt Disney Co.	3.700%	9/15/24	1,000	1,108
Walt Disney Co.	3.350%	3/24/25	1,255	1,394
Walt Disney Co.	3.150%	9/17/25	600	665
Walt Disney Co.	3.700%	10/15/25	500	566
Walt Disney Co.	1.750%	1/13/26	1,500	1,561
Walt Disney Co.	1.850%	7/30/26	1,415	1,483
Walt Disney Co.	3.375%	11/15/26	281	317
Walt Disney Co.	3.700%	3/23/27	400	460
Walt Disney Co.	2.200%	1/13/28	800	842
Walt Disney Co.	2.000%	9/1/29	1,400	1,446
Walt Disney Co.	3.800%	3/22/30	1,085	1,280
Walt Disney Co.	2.650%	1/13/31	3,000	3,234
Walt Disney Co.	7.000%	3/1/32	50	75
Walt Disney Co.	6.550%	3/15/33	392	574
Walt Disney Co.	6.200%	12/15/34	775	1,146
Walt Disney Co.	6.400%	12/15/35	2,800	4,260
Walt Disney Co.	6.150%	3/1/37	800	1,160
Walt Disney Co.	6.650%	11/15/37	1,600	2,410
Walt Disney Co.	4.625%	3/23/40	475	601
Walt Disney Co.	3.500%	5/13/40	1,500	1,695
Walt Disney Co.	4.375%	8/16/41	325	408
Walt Disney Co.	4.125%	12/1/41	485	588
Walt Disney Co.	3.700%	12/1/42	400	452
Walt Disney Co.	5.400%	10/1/43	1,400	1,935
Walt Disney Co.	4.750%	9/15/44	690	874
Walt Disney Co.	3.000%	7/30/46	400	415
Walt Disney Co.	2.750%	9/1/49	1,000	967
Walt Disney Co.	4.700%	3/23/50	1,155	1,527
Walt Disney Co.	3.600%	1/13/51	2,000	2,254
Walt Disney Co.	3.800%	5/13/60	1,100	1,267
Weibo Corp.	3.500%	7/5/24	825	870
Weibo Corp.	3.375%	7/8/30	700	715
WPP Finance 2010	3.625%	9/7/22	400	420
WPP Finance 2010	3.750%	9/19/24	525	575

Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	3.900%	4/15/30	700	788
Alibaba Group Holding Ltd.	3.125%	11/28/21	700	718
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	210
Alibaba Group Holding Ltd.	3.600%	11/28/24	825	905
Alibaba Group Holding Ltd.	3.400%	12/6/27	1,400	1,569
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	750
Alibaba Group Holding Ltd.	4.000%	12/6/37	535	635
Alibaba Group Holding Ltd.	4.200%	12/6/47	1,900	2,416
Alibaba Group Holding Ltd.	4.400%	12/6/57	700	934
Amazon.com Inc.	3.300%	12/5/21	775	795
Amazon.com Inc.	2.500%	11/29/22	475	495
Amazon.com Inc.	2.400%	2/22/23	1,150	1,205
Amazon.com Inc.	0.400%	6/3/23	750	751

Amazon.com Inc.	0.800%	6/3/25	1,000	1,010
Amazon.com Inc.	5.200%	12/3/25	875	1,064
Amazon.com Inc.	1.200%	6/3/27	1,000	1,014
Amazon.com Inc.	3.150%	8/22/27	1,150	1,308
Amazon.com Inc.	1.500%	6/3/30	2,000	2,036
Amazon.com Inc.	4.800%	12/5/34	975	1,342
Amazon.com Inc.	3.875%	8/22/37	2,290	2,851
Amazon.com Inc.	4.950%	12/5/44	1,275	1,809
Amazon.com Inc.	4.050%	8/22/47	3,400	4,379
Amazon.com Inc.	2.500%	6/3/50	1,900	1,936
Amazon.com Inc.	4.250%	8/22/57	1,785	2,429
Amazon.com Inc.	2.700%	6/3/60	1,595	1,636
American Honda Finance Corp.	3.375%	12/10/21	400	414
American Honda Finance Corp.	1.950%	5/20/22	275	282
American Honda Finance Corp.	2.600%	11/16/22	500	522
American Honda Finance Corp.	1.950%	5/10/23	1,400	1,450
American Honda Finance Corp.	0.875%	7/7/23	500	504
American Honda Finance Corp.	3.450%	7/14/23	400	431
American Honda Finance Corp.	0.650%	9/8/23	675	674
American Honda Finance Corp.	3.625%	10/10/23	400	435
American Honda Finance Corp.	2.900%	2/16/24	1,725	1,843
American Honda Finance Corp.	2.400%	6/27/24	400	423
American Honda Finance Corp.	2.150%	9/10/24	475	499
American Honda Finance Corp.	1.200%	7/8/25	500	503
American Honda Finance Corp.	1.000%	9/10/25	600	599
American Honda Finance Corp.	2.300%	9/9/26	250	266
American Honda Finance Corp.	2.350%	1/8/27	375	397
American Honda Finance Corp.	3.500%	2/15/28	400	453
Aptiv Corp.	4.150%	3/15/24	575	632
Aptiv plc	4.250%	1/15/26	700	802
Aptiv plc	4.350%	3/15/29	150	169
Aptiv plc	4.400%	10/1/46	225	213
Aptiv plc	5.400%	3/15/49	305	345
Automatic Data Processing Inc.	3.375%	9/15/25	825	929
Automatic Data Processing Inc.	1.250%	9/1/30	800	785
AutoNation Inc.	3.500%	11/15/24	762	811
AutoNation Inc.	4.500%	10/1/25	500	555
AutoNation Inc.	3.800%	11/15/27	250	273
AutoZone Inc.	3.700%	4/15/22	700	729
AutoZone Inc.	2.875%	1/15/23	250	262
AutoZone Inc.	3.125%	7/15/23	275	293
AutoZone Inc.	3.125%	4/18/24	430	465
AutoZone Inc.	3.250%	4/15/25	748	822
AutoZone Inc.	3.625%	4/15/25	23	26
AutoZone Inc.	3.125%	4/21/26	300	327
AutoZone Inc.	3.750%	6/1/27	700	800
AutoZone Inc.	3.750%	4/18/29	350	405
AutoZone Inc.	4.000%	4/15/30	1,400	1,659
AutoZone Inc.	1.650%	1/15/31	750	736
Best Buy Co. Inc.	4.450%	10/1/28	850	1,006
Block Financial LLC	5.500%	11/1/22	500	534
Block Financial LLC	5.250%	10/1/25	350	393
Block Financial LLC	3.875%	8/15/30	500	502
1 BMW US Capital LLC	4.150%	4/9/30	1,000	1,182
Booking Holdings Inc.	2.750%	3/15/23	400	420
Booking Holdings Inc.	3.650%	3/15/25	400	441
Booking Holdings Inc.	4.100%	4/13/25	500	563

Booking Holdings Inc.	3.600%	6/1/26	755	836
Booking Holdings Inc.	4.500%	4/13/27	600	704
Booking Holdings Inc.	3.550%	3/15/28	450	502
BorgWarner Inc.	3.375%	3/15/25	250	270
BorgWarner Inc.	2.650%	7/1/27	900	947
BorgWarner Inc.	4.375%	3/15/45	500	592
Costco Wholesale Corp.	2.300%	5/18/22	900	928
Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,161
Costco Wholesale Corp.	3.000%	5/18/27	800	898
Costco Wholesale Corp.	1.375%	6/20/27	1,970	2,013
Costco Wholesale Corp.	1.600%	4/20/30	1,000	1,018
Costco Wholesale Corp.	1.750%	4/20/32	750	766
Cummins Inc.	3.650%	10/1/23	350	381
Cummins Inc.	0.750%	9/1/25	500	503
Cummins Inc.	1.500%	9/1/30	750	745
Cummins Inc.	4.875%	10/1/43	525	711
Cummins Inc.	2.600%	9/1/50	500	487
1 Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,033
Daimler Finance North America LLC	8.500%	1/18/31	605	936
Darden Restaurants Inc.	3.850%	5/1/27	750	794
Darden Restaurants Inc.	4.550%	2/15/48	250	248
Dollar General Corp.	3.250%	4/15/23	1,300	1,379
Dollar General Corp.	4.150%	11/1/25	500	576
Dollar General Corp.	3.875%	4/15/27	550	630
Dollar General Corp.	4.125%	5/1/28	400	470
Dollar General Corp.	3.500%	4/3/30	400	457
Dollar General Corp.	4.125%	4/3/50	400	475
Dollar Tree Inc.	3.700%	5/15/23	475	510
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,635
DR Horton Inc.	4.375%	9/15/22	150	159
DR Horton Inc.	4.750%	2/15/23	700	757
DR Horton Inc.	5.750%	8/15/23	325	366
DR Horton Inc.	2.500%	10/15/24	500	529
eBay Inc.	3.800%	3/9/22	500	522
eBay Inc.	2.600%	7/15/22	250	258
eBay Inc.	2.750%	1/30/23	625	655
eBay Inc.	1.900%	3/11/25	1,115	1,162
eBay Inc.	3.600%	6/5/27	500	565
eBay Inc.	2.700%	3/11/30	1,165	1,234
eBay Inc.	4.000%	7/15/42	600	668
1 Expedia Group Inc.	3.600%	12/15/23	200	204
Expedia Group Inc.	5.000%	2/15/26	600	640
1 Expedia Group Inc.	4.625%	8/1/27	600	628
Expedia Group Inc.	3.250%	2/15/30	1,025	982
Ford Foundation	2.415%	6/1/50	250	257
Ford Foundation	2.815%	6/1/70	550	585
General Motors Co.	4.875%	10/2/23	1,955	2,129
General Motors Co.	5.400%	10/2/23	1,500	1,654
General Motors Co.	4.000%	4/1/25	425	461
General Motors Co.	6.125%	10/1/25	3,300	3,822
General Motors Co.	4.200%	10/1/27	400	433
General Motors Co.	6.800%	10/1/27	800	970
General Motors Co.	5.000%	10/1/28	650	733
General Motors Co.	5.000%	4/1/35	530	573
General Motors Co.	6.600%	4/1/36	600	727
General Motors Co.	5.150%	4/1/38	825	877
General Motors Co.	6.250%	10/2/43	1,235	1,463

General Motors Co.	5.200%	4/1/45	720	776
General Motors Co.	6.750%	4/1/46	665	816
General Motors Co.	5.400%	4/1/48	675	743
General Motors Co.	5.950%	4/1/49	800	934
General Motors Financial Co. Inc.	4.200%	11/6/21	400	413
General Motors Financial Co. Inc.	3.450%	1/14/22	900	925
General Motors Financial Co. Inc.	3.450%	4/10/22	2,508	2,576
General Motors Financial Co. Inc.	3.150%	6/30/22	300	308
General Motors Financial Co. Inc.	3.550%	7/8/22	800	827
General Motors Financial Co. Inc.	3.250%	1/5/23	750	775
General Motors Financial Co. Inc.	5.200%	3/20/23	1,400	1,516
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,046
General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,377
General Motors Financial Co. Inc.	4.150%	6/19/23	900	953
General Motors Financial Co. Inc.	1.700%	8/18/23	550	551
General Motors Financial Co. Inc.	5.100%	1/17/24	600	654
General Motors Financial Co. Inc.	3.950%	4/13/24	800	844
General Motors Financial Co. Inc.	3.500%	11/7/24	900	947
General Motors Financial Co. Inc.	4.000%	1/15/25	650	694
General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	1,045
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,630
General Motors Financial Co. Inc.	2.750%	6/20/25	500	512
General Motors Financial Co. Inc.	5.250%	3/1/26	975	1,098
General Motors Financial Co. Inc.	4.000%	10/6/26	500	537
General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,312
General Motors Financial Co. Inc.	2.700%	8/20/27	500	498
General Motors Financial Co. Inc.	3.850%	1/5/28	500	528
General Motors Financial Co. Inc.	5.650%	1/17/29	775	904
General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,678
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	535
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	300	304
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	677
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	800	886
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	114
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	917
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	570	589
Harley-Davidson Inc.	4.625%	7/28/45	500	534
Harman International Industries Inc.	4.150%	5/15/25	351	392
Home Depot Inc.	3.250%	3/1/22	700	729
Home Depot Inc.	2.625%	6/1/22	990	1,027
Home Depot Inc.	2.700%	4/1/23	600	631
Home Depot Inc.	3.000%	4/1/26	1,750	1,968
Home Depot Inc.	2.500%	4/15/27	2,440	2,658
Home Depot Inc.	3.900%	12/6/28	400	477
Home Depot Inc.	2.700%	4/15/30	3,215	3,574
Home Depot Inc.	5.875%	12/16/36	2,495	3,738
Home Depot Inc.	3.300%	4/15/40	3,415	3,873
Home Depot Inc.	5.950%	4/1/41	775	1,172
Home Depot Inc.	4.200%	4/1/43	975	1,219
Home Depot Inc.	4.400%	3/15/45	500	646
Home Depot Inc.	4.250%	4/1/46	1,320	1,679
Home Depot Inc.	3.900%	6/15/47	900	1,106
Home Depot Inc.	4.500%	12/6/48	675	901
Home Depot Inc.	3.125%	12/15/49	2,350	2,609
Home Depot Inc.	3.350%	4/15/50	1,000	1,149
Hyatt Hotels Corp.	3.375%	7/15/23	800	819
Hyatt Hotels Corp.	4.850%	3/15/26	100	108

Hyatt Hotels Corp.	4.375%	9/15/28	350	359
IHC Health Services Inc.	4.131%	5/15/48	300	387
IHS Markit Ltd.	3.625%	5/1/24	900	974
IHS Markit Ltd.	4.750%	8/1/28	600	713
IHS Markit Ltd.	4.250%	5/1/29	400	463
JD.com Inc.	3.125%	4/29/21	200	202
JD.com Inc.	3.875%	4/29/26	400	444
JD.com Inc.	3.375%	1/14/30	300	324
JD.com Inc.	4.125%	1/14/50	400	439
Kohl's Corp.	4.250%	7/17/25	625	606
Kohl's Corp.	5.550%	7/17/45	350	319
Las Vegas Sands Corp.	3.200%	8/8/24	1,450	1,466
Las Vegas Sands Corp.	2.900%	6/25/25	425	423
Las Vegas Sands Corp.	3.500%	8/18/26	900	911
Las Vegas Sands Corp.	3.900%	8/8/29	290	290
Lear Corp.	3.800%	9/15/27	500	526
Lear Corp.	4.250%	5/15/29	400	428
Lear Corp.	3.500%	5/30/30	350	358
Lear Corp.	5.250%	5/15/49	500	541
Lowe's Cos. Inc.	3.800%	11/15/21	250	258
Lowe's Cos. Inc.	3.120%	4/15/22	450	465
Lowe's Cos. Inc.	3.875%	9/15/23	300	330
Lowe's Cos. Inc.	3.125%	9/15/24	400	436
Lowe's Cos. Inc.	4.000%	4/15/25	500	567
Lowe's Cos. Inc.	3.375%	9/15/25	975	1,090
Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,843
Lowe's Cos. Inc.	3.100%	5/3/27	642	715
Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,789
Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,698
Lowe's Cos. Inc.	5.000%	4/15/40	525	688
Lowe's Cos. Inc.	4.650%	4/15/42	575	725
Lowe's Cos. Inc.	4.250%	9/15/44	225	268
Lowe's Cos. Inc.	4.375%	9/15/45	575	704
Lowe's Cos. Inc.	3.700%	4/15/46	1,030	1,176
Lowe's Cos. Inc.	4.050%	5/3/47	1,150	1,367
Lowe's Cos. Inc.	4.550%	4/5/49	500	640
Lowe's Cos. Inc.	5.125%	4/15/50	1,850	2,543
Magna International Inc.	3.625%	6/15/24	825	904
Magna International Inc.	4.150%	10/1/25	300	342
Magna International Inc.	2.450%	6/15/30	500	526
Marriott International Inc.	3.125%	10/15/21	350	356
Marriott International Inc.	3.750%	3/15/25	525	544
Marriott International Inc.	3.750%	10/1/25	200	205
Marriott International Inc.	3.125%	6/15/26	2,695	2,680
Marriott International Inc.	4.625%	6/15/30	1,000	1,068
Marriott International Inc.	3.500%	10/15/32	1,250	1,235
Mastercard Inc.	2.000%	11/21/21	350	356
Mastercard Inc.	3.375%	4/1/24	1,000	1,100
Mastercard Inc.	2.000%	3/3/25	2,519	2,683
Mastercard Inc.	2.950%	11/21/26	510	574
Mastercard Inc.	3.300%	3/26/27	2,550	2,915
Mastercard Inc.	3.500%	2/26/28	450	524
Mastercard Inc.	2.950%	6/1/29	500	564
Mastercard Inc.	3.350%	3/26/30	2,000	2,335
Mastercard Inc.	3.800%	11/21/46	350	426
Mastercard Inc.	3.950%	2/26/48	550	697
Mastercard Inc.	3.650%	6/1/49	235	288

Mastercard Inc.	3.850%	3/26/50	1,100	1,386
McDonald's Corp.	2.625%	1/15/22	2,092	2,150
McDonald's Corp.	3.350%	4/1/23	170	182
McDonald's Corp.	3.375%	5/26/25	709	788
McDonald's Corp.	3.300%	7/1/25	818	911
McDonald's Corp.	3.700%	1/30/26	1,125	1,281
McDonald's Corp.	3.500%	3/1/27	200	227
McDonald's Corp.	3.500%	7/1/27	2,750	3,126
McDonald's Corp.	2.625%	9/1/29	600	652
McDonald's Corp.	2.125%	3/1/30	600	624
McDonald's Corp.	3.600%	7/1/30	2,175	2,533
McDonald's Corp.	4.700%	12/9/35	675	863
McDonald's Corp.	6.300%	3/1/38	100	149
McDonald's Corp.	5.700%	2/1/39	375	525
McDonald's Corp.	3.700%	2/15/42	725	812
McDonald's Corp.	3.625%	5/1/43	400	447
McDonald's Corp.	4.600%	5/26/45	925	1,140
McDonald's Corp.	4.875%	12/9/45	1,225	1,586
McDonald's Corp.	4.450%	3/1/47	750	931
McDonald's Corp.	4.450%	9/1/48	900	1,118
McDonald's Corp.	3.625%	9/1/49	2,000	2,228
McDonald's Corp.	4.200%	4/1/50	1,000	1,215
NIKE Inc.	2.250%	5/1/23	50	52
NIKE Inc.	2.400%	3/27/25	650	699
NIKE Inc.	2.375%	11/1/26	1,000	1,086
NIKE Inc.	2.750%	3/27/27	650	719
NIKE Inc.	2.850%	3/27/30	1,575	1,768
NIKE Inc.	3.250%	3/27/40	700	799
NIKE Inc.	3.625%	5/1/43	525	618
NIKE Inc.	3.875%	11/1/45	1,000	1,239
NIKE Inc.	3.375%	11/1/46	375	423
NIKE Inc.	3.375%	3/27/50	1,100	1,281
NVR Inc.	3.950%	9/15/22	200	211
NVR Inc.	3.000%	5/15/30	800	861
O'Reilly Automotive Inc.	3.800%	9/1/22	255	269
O'Reilly Automotive Inc.	3.850%	6/15/23	300	323
O'Reilly Automotive Inc.	3.550%	3/15/26	200	226
O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,478
O'Reilly Automotive Inc.	4.200%	4/1/30	350	420
O'Reilly Automotive Inc.	1.750%	3/15/31	500	495
PACCAR Financial Corp.	2.850%	3/1/22	250	259
PACCAR Financial Corp.	2.650%	5/10/22	475	492
PACCAR Financial Corp.	2.300%	8/10/22	250	259
PACCAR Financial Corp.	2.000%	9/26/22	200	206
PACCAR Financial Corp.	3.400%	8/9/23	300	325
PACCAR Financial Corp.	0.350%	8/11/23	500	499
PACCAR Financial Corp.	2.150%	8/15/24	250	264
PACCAR Financial Corp.	1.800%	2/6/25	250	262
Ralph Lauren Corp.	1.700%	6/15/22	300	305
Ralph Lauren Corp.	3.750%	9/15/25	100	112
Ralph Lauren Corp.	2.950%	6/15/30	700	730
Ross Stores Inc.	4.600%	4/15/25	575	659
Ross Stores Inc.	4.700%	4/15/27	575	677
Ross Stores Inc.	4.800%	4/15/30	600	729
Ross Stores Inc.	5.450%	4/15/50	525	684
Sands China Ltd.	4.600%	8/8/23	1,495	1,594
Sands China Ltd.	5.125%	8/8/25	1,489	1,629

1 Sands China Ltd.	3.800%	1/8/26	375	389
Sands China Ltd.	5.400%	8/8/28	1,300	1,451
1 Sands China Ltd.	4.375%	6/18/30	800	842
Starbucks Corp.	1.300%	5/7/22	300	304
Starbucks Corp.	2.700%	6/15/22	725	749
Starbucks Corp.	3.100%	3/1/23	1,350	1,429
Starbucks Corp.	3.850%	10/1/23	585	638
Starbucks Corp.	2.450%	6/15/26	665	722
Starbucks Corp.	3.500%	3/1/28	500	569
Starbucks Corp.	4.000%	11/15/28	250	295
Starbucks Corp.	3.550%	8/15/29	700	803
Starbucks Corp.	2.250%	3/12/30	600	622
Starbucks Corp.	2.550%	11/15/30	2,000	2,116
Starbucks Corp.	4.300%	6/15/45	175	203
Starbucks Corp.	4.500%	11/15/48	1,600	1,933
Starbucks Corp.	3.350%	3/12/50	700	719
Starbucks Corp.	3.500%	11/15/50	1,000	1,062
Tapestry Inc.	3.000%	7/15/22	450	454
Tapestry Inc.	4.250%	4/1/25	450	466
Tapestry Inc.	4.125%	7/15/27	475	468
Target Corp.	2.900%	1/15/22	850	879
Target Corp.	3.500%	7/1/24	775	860
Target Corp.	2.250%	4/15/25	500	535
Target Corp.	2.500%	4/15/26	775	845
Target Corp.	3.375%	4/15/29	850	987
Target Corp.	2.350%	2/15/30	500	541
Target Corp.	2.650%	9/15/30	1,750	1,956
Target Corp.	6.350%	11/1/32	363	545
Target Corp.	6.500%	10/15/37	450	707
Target Corp.	7.000%	1/15/38	300	492
Target Corp.	4.000%	7/1/42	1,255	1,642
Target Corp.	3.625%	4/15/46	775	971
Target Corp.	3.900%	11/15/47	500	660
TJX Cos. Inc.	2.500%	5/15/23	800	839
TJX Cos. Inc.	3.500%	4/15/25	525	585
TJX Cos. Inc.	2.250%	9/15/26	750	799
TJX Cos. Inc.	3.750%	4/15/27	1,570	1,801
TJX Cos. Inc.	3.875%	4/15/30	875	1,035
TJX Cos. Inc.	4.500%	4/15/50	600	773
Toyota Motor Corp.	2.157%	7/2/22	400	412
Toyota Motor Corp.	3.419%	7/20/23	895	967
Toyota Motor Corp.	2.358%	7/2/24	300	320
Toyota Motor Corp.	3.669%	7/20/28	500	585
Toyota Motor Corp.	2.760%	7/2/29	400	444
Toyota Motor Credit Corp.	1.800%	10/7/21	280	284
Toyota Motor Credit Corp.	2.600%	1/11/22	700	719
Toyota Motor Credit Corp.	3.300%	1/12/22	950	983
Toyota Motor Credit Corp.	2.650%	4/12/22	575	594
Toyota Motor Credit Corp.	1.150%	5/26/22	1,000	1,013
Toyota Motor Credit Corp.	2.800%	7/13/22	700	729
Toyota Motor Credit Corp.	0.450%	7/22/22	500	501
Toyota Motor Credit Corp.	2.150%	9/8/22	650	671
Toyota Motor Credit Corp.	2.625%	1/10/23	550	576
Toyota Motor Credit Corp.	2.700%	1/11/23	750	787
Toyota Motor Credit Corp.	2.900%	3/30/23	1,000	1,060
Toyota Motor Credit Corp.	0.500%	8/14/23	1,000	1,001
Toyota Motor Credit Corp.	1.350%	8/25/23	1,000	1,026

Toyota Motor Credit Corp.	2.900%	4/17/24	950	1,023
Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,174
Toyota Motor Credit Corp.	3.400%	4/14/25	100	111
Toyota Motor Credit Corp.	3.200%	1/11/27	750	841
Toyota Motor Credit Corp.	1.150%	8/13/27	700	699
Toyota Motor Credit Corp.	3.050%	1/11/28	850	954
Toyota Motor Credit Corp.	3.650%	1/8/29	450	526
Toyota Motor Credit Corp.	2.150%	2/13/30	625	658
Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,610
VF Corp.	2.050%	4/23/22	750	768
VF Corp.	2.400%	4/23/25	600	636
VF Corp.	2.950%	4/23/30	500	543
Visa Inc.	2.150%	9/15/22	500	517
Visa Inc.	2.800%	12/14/22	1,500	1,576
Visa Inc.	3.150%	12/14/25	4,000	4,466
Visa Inc.	1.900%	4/15/27	3,000	3,175
Visa Inc.	0.750%	8/15/27	500	495
Visa Inc.	2.750%	9/15/27	785	872
Visa Inc.	2.050%	4/15/30	3,975	4,254
Visa Inc.	1.100%	2/15/31	800	782
Visa Inc.	4.150%	12/14/35	1,300	1,681
Visa Inc.	2.700%	4/15/40	1,450	1,562
Visa Inc.	4.300%	12/14/45	2,230	2,973
Visa Inc.	3.650%	9/15/47	655	801
Visa Inc.	2.000%	8/15/50	1,500	1,385
Walgreen Co.	3.100%	9/15/22	800	838
Walgreen Co.	4.400%	9/15/42	385	407
Walgreens Boots Alliance Inc.	3.300%	11/18/21	400	411
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,679
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,610
Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,253
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,317
Walgreens Boots Alliance Inc.	4.650%	6/1/46	350	375
Walgreens Boots Alliance Inc.	4.100%	4/15/50	550	548
Walmart Inc.	2.350%	12/15/22	975	1,017
Walmart Inc.	2.550%	4/11/23	575	604
Walmart Inc.	3.400%	6/26/23	1,650	1,781
Walmart Inc.	3.300%	4/22/24	1,225	1,335
Walmart Inc.	2.850%	7/8/24	1,150	1,249
Walmart Inc.	2.650%	12/15/24	875	946
Walmart Inc.	3.550%	6/26/25	1,275	1,439
Walmart Inc.	3.050%	7/8/26	1,700	1,912
Walmart Inc.	5.875%	4/5/27	335	434
Walmart Inc.	3.250%	7/8/29	1,633	1,903
Walmart Inc.	2.375%	9/24/29	175	192
Walmart Inc.	7.550%	2/15/30	480	742
Walmart Inc.	5.250%	9/1/35	1,640	2,373
Walmart Inc.	6.200%	4/15/38	570	903
Walmart Inc.	3.950%	6/28/38	1,175	1,470
Walmart Inc.	5.625%	4/1/40	625	929
Walmart Inc.	4.875%	7/8/40	940	1,307
Walmart Inc.	5.000%	10/25/40	235	329
Walmart Inc.	4.000%	4/11/43	1,920	2,423
Walmart Inc.	4.300%	4/22/44	616	818
Walmart Inc.	3.625%	12/15/47	1,300	1,597
Walmart Inc.	4.050%	6/29/48	1,675	2,177
Walmart Inc.	2.950%	9/24/49	2,720	3,033

Western Union Co.	3.600%	3/15/22	1,100	1,141
Western Union Co.	2.850%	1/10/25	400	422
Western Union Co.	6.200%	11/17/36	410	494

Consumer Noncyclical (1.9%)
Abbott Laboratories	3.400%	11/30/23	1,225	1,332
Abbott Laboratories	2.950%	3/15/25	1,760	1,922
Abbott Laboratories	3.875%	9/15/25	1,539	1,757
Abbott Laboratories	3.750%	11/30/26	1,502	1,743
Abbott Laboratories	1.150%	1/30/28	400	402
Abbott Laboratories	1.400%	6/30/30	400	401
Abbott Laboratories	4.750%	11/30/36	1,200	1,596
Abbott Laboratories	6.150%	11/30/37	425	646
Abbott Laboratories	6.000%	4/1/39	250	382
Abbott Laboratories	5.300%	5/27/40	310	451
Abbott Laboratories	4.900%	11/30/46	2,865	4,058
AbbVie Inc.	3.375%	11/14/21	1,000	1,032
1 AbbVie Inc.	2.150%	11/19/21	500	509
1 AbbVie Inc.	3.450%	3/15/22	2,707	2,810
1 AbbVie Inc.	3.250%	10/1/22	2,150	2,245
AbbVie Inc.	2.900%	11/6/22	2,150	2,254
AbbVie Inc.	3.200%	11/6/22	1,075	1,130
1 AbbVie Inc.	2.300%	11/21/22	1,625	1,682
1 AbbVie Inc.	2.800%	3/15/23	225	233
AbbVie Inc.	2.850%	5/14/23	1,025	1,077
AbbVie Inc.	3.750%	11/14/23	1,250	1,362
1 AbbVie Inc.	3.850%	6/15/24	975	1,070
1 AbbVie Inc.	2.600%	11/21/24	2,575	2,726
1 AbbVie Inc.	3.800%	3/15/25	2,407	2,681
AbbVie Inc.	3.600%	5/14/25	3,618	4,000
AbbVie Inc.	3.200%	5/14/26	1,625	1,786
1 AbbVie Inc.	2.950%	11/21/26	4,390	4,764
AbbVie Inc.	4.250%	11/14/28	650	768
1 AbbVie Inc.	3.200%	11/21/29	4,150	4,563
1 AbbVie Inc.	4.550%	3/15/35	3,150	3,858
AbbVie Inc.	4.500%	5/14/35	2,030	2,458
AbbVie Inc.	4.300%	5/14/36	1,125	1,322
1 AbbVie Inc.	4.050%	11/21/39	4,825	5,496
1 AbbVie Inc.	4.625%	10/1/42	930	1,123
AbbVie Inc.	4.400%	11/6/42	2,119	2,500
1 AbbVie Inc.	4.850%	6/15/44	945	1,163
1 AbbVie Inc.	4.750%	3/15/45	1,525	1,864
AbbVie Inc.	4.700%	5/14/45	2,757	3,376
AbbVie Inc.	4.450%	5/14/46	1,000	1,189
AbbVie Inc.	4.875%	11/14/48	400	504
1 AbbVie Inc.	4.250%	11/21/49	4,415	5,220
Adventist Health System/West	2.952%	3/1/29	350	363
Adventist Health System/West	3.630%	3/1/49	375	396
Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	260
Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	104
Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	477
Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	277
Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	318
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,047
Agilent Technologies Inc.	3.875%	7/15/23	400	433
Agilent Technologies Inc.	3.050%	9/22/26	450	497
Agilent Technologies Inc.	2.750%	9/15/29	293	316

Agilent Technologies Inc.	2.100%	6/4/30	325	331
AHS Hospital Corp.	5.024%	7/1/45	325	446
Allina Health System	3.887%	4/15/49	325	395
Altria Group Inc.	3.490%	2/14/22	800	832
Altria Group Inc.	2.850%	8/9/22	2,300	2,393
Altria Group Inc.	2.950%	5/2/23	200	212
Altria Group Inc.	4.000%	1/31/24	1,092	1,199
Altria Group Inc.	3.800%	2/14/24	550	600
Altria Group Inc.	2.350%	5/6/25	1,275	1,346
Altria Group Inc.	4.400%	2/14/26	1,200	1,383
Altria Group Inc.	2.625%	9/16/26	350	375
Altria Group Inc.	4.800%	2/14/29	1,525	1,804
Altria Group Inc.	3.400%	5/6/30	1,300	1,415
Altria Group Inc.	5.800%	2/14/39	1,725	2,192
Altria Group Inc.	4.250%	8/9/42	710	762
Altria Group Inc.	4.500%	5/2/43	675	751
Altria Group Inc.	5.375%	1/31/44	1,325	1,648
Altria Group Inc.	3.875%	9/16/46	900	920
Altria Group Inc.	5.950%	2/14/49	1,000	1,343
Altria Group Inc.	4.450%	5/6/50	1,010	1,128
Altria Group Inc.	6.200%	2/14/59	600	816
AmerisourceBergen Corp.	3.400%	5/15/24	400	436
AmerisourceBergen Corp.	3.250%	3/1/25	325	356
AmerisourceBergen Corp.	3.450%	12/15/27	600	685
AmerisourceBergen Corp.	2.800%	5/15/30	475	505
AmerisourceBergen Corp.	4.250%	3/1/45	100	114
AmerisourceBergen Corp.	4.300%	12/15/47	250	291
Amgen Inc.	3.875%	11/15/21	1,131	1,164
Amgen Inc.	2.700%	5/1/22	225	233
Amgen Inc.	2.650%	5/11/22	1,200	1,241
Amgen Inc.	3.625%	5/15/22	625	652
Amgen Inc.	2.250%	8/19/23	800	838
Amgen Inc.	3.625%	5/22/24	1,150	1,262
Amgen Inc.	1.900%	2/21/25	400	418
Amgen Inc.	3.125%	5/1/25	300	328
Amgen Inc.	2.600%	8/19/26	1,845	2,004
Amgen Inc.	2.200%	2/21/27	1,475	1,557
Amgen Inc.	2.450%	2/21/30	675	714
Amgen Inc.	2.300%	2/25/31	2,100	2,184
Amgen Inc.	3.150%	2/21/40	2,800	2,940
Amgen Inc.	4.950%	10/1/41	500	655
Amgen Inc.	5.150%	11/15/41	451	597
Amgen Inc.	4.400%	5/1/45	1,850	2,293
Amgen Inc.	4.563%	6/15/48	1,156	1,471
Amgen Inc.	3.375%	2/21/50	1,650	1,779
Amgen Inc.	4.663%	6/15/51	2,689	3,492
1 Amgen Inc.	2.770%	9/1/53	626	603
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.900%	2/1/46	8,092	10,031
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	3.650%	2/1/26	3,919	4,389
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.700%	2/1/36	5,070	6,087
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	323	339
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,161	1,233
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	1,007
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,095

Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	793
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,792
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	2,473	2,794
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,304	2,658
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	3,705	4,503
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,775	2,021
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	525	658
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,413
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,187
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	646
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	2,042
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	775	823
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,525	3,039
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	2,062	2,404
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,100	2,822
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,725	2,060
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	2,668
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,525	1,841
Archer-Daniels-Midland Co.	2.750%	3/27/25	375	407
Archer-Daniels-Midland Co.	2.500%	8/11/26	825	896
Archer-Daniels-Midland Co.	3.250%	3/27/30	675	771
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	411
Archer-Daniels-Midland Co.	3.750%	9/15/47	300	380
Archer-Daniels-Midland Co.	4.500%	3/15/49	525	734
Ascension Health	2.532%	11/15/29	556	601
Ascension Health	3.106%	11/15/39	300	320
Ascension Health	3.945%	11/15/46	650	802
4 Ascension Health	4.847%	11/15/53	250	361
AstraZeneca plc	2.375%	6/12/22	900	927
AstraZeneca plc	3.500%	8/17/23	590	637
AstraZeneca plc	3.375%	11/16/25	1,750	1,963
AstraZeneca plc	0.700%	4/8/26	1,000	986
AstraZeneca plc	1.375%	8/6/30	1,020	995
AstraZeneca plc	6.450%	9/15/37	2,105	3,179
AstraZeneca plc	4.000%	9/18/42	670	819
AstraZeneca plc	4.375%	11/16/45	975	1,269
AstraZeneca plc	4.375%	8/17/48	550	728
AstraZeneca plc	2.125%	8/6/50	500	459
Banner Health	2.338%	1/1/30	375	389
Banner Health	3.181%	1/1/50	225	244
BAT Capital Corp.	2.764%	8/15/22	1,135	1,176
BAT Capital Corp.	3.222%	8/15/24	3,350	3,570
BAT Capital Corp.	3.215%	9/6/26	800	860
BAT Capital Corp.	4.700%	4/2/27	3,150	3,608
BAT Capital Corp.	3.557%	8/15/27	2,725	2,945
BAT Capital Corp.	2.259%	3/25/28	1,425	1,425
BAT Capital Corp.	3.462%	9/6/29	200	213
BAT Capital Corp.	4.906%	4/2/30	875	1,025
BAT Capital Corp.	2.726%	3/25/31	750	742
BAT Capital Corp.	4.390%	8/15/37	725	780
BAT Capital Corp.	3.734%	9/25/40	500	496
BAT Capital Corp.	4.540%	8/15/47	2,025	2,146
BAT Capital Corp.	5.282%	4/2/50	925	1,083
BAT Capital Corp.	3.984%	9/25/50	1,000	984
BAT International Finance plc	1.668%	3/25/26	750	750
Baxalta Inc.	3.600%	6/23/22	97	101
Baxalta Inc.	4.000%	6/23/25	1,411	1,601

Baxalta Inc.	5.250%	6/23/45	415	571
Baxter International Inc.	1.700%	8/15/21	325	328
1 Baxter International Inc.	3.750%	10/1/25	547	620
Baxter International Inc.	2.600%	8/15/26	400	436
1 Baxter International Inc.	3.950%	4/1/30	555	661
Baxter International Inc.	3.500%	8/15/46	375	424
Baylor Scott & White Holdings	4.185%	11/15/45	400	489
Beam Suntory Inc.	3.250%	5/15/22	25	26
Beam Suntory Inc.	3.250%	6/15/23	50	52
Becton Dickinson & Co.	3.125%	11/8/21	440	452
Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,525
Becton Dickinson & Co.	3.300%	3/1/23	225	235
Becton Dickinson & Co.	3.363%	6/6/24	750	809
Becton Dickinson & Co.	3.734%	12/15/24	1,808	1,995
Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,613
Becton Dickinson & Co.	2.823%	5/20/30	1,000	1,074
Becton Dickinson & Co.	4.875%	5/15/44	88	108
Becton Dickinson & Co.	4.685%	12/15/44	769	950
Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,501
Biogen Inc.	3.625%	9/15/22	1,125	1,193
Biogen Inc.	4.050%	9/15/25	1,450	1,654
Biogen Inc.	2.250%	5/1/30	1,125	1,145
Biogen Inc.	5.200%	9/15/45	1,145	1,527
Biogen Inc.	3.150%	5/1/50	1,100	1,082
4 Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	347
Boston Scientific Corp.	3.375%	5/15/22	200	209
Boston Scientific Corp.	3.450%	3/1/24	725	785
Boston Scientific Corp.	3.850%	5/15/25	420	475
Boston Scientific Corp.	1.900%	6/1/25	650	677
Boston Scientific Corp.	3.750%	3/1/26	550	626
Boston Scientific Corp.	4.000%	3/1/29	675	783
Boston Scientific Corp.	2.650%	6/1/30	1,200	1,272
Boston Scientific Corp.	7.000%	11/15/35	325	482
Boston Scientific Corp.	4.550%	3/1/39	750	938
Boston Scientific Corp.	7.375%	1/15/40	225	357
Boston Scientific Corp.	4.700%	3/1/49	2,600	3,413
Bristol-Myers Squibb Co.	2.600%	5/16/22	2,488	2,577
Bristol-Myers Squibb Co.	2.000%	8/1/22	700	721
Bristol-Myers Squibb Co.	3.550%	8/15/22	725	767
Bristol-Myers Squibb Co.	2.750%	2/15/23	575	605
Bristol-Myers Squibb Co.	4.000%	8/15/23	1,150	1,263
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	136
Bristol-Myers Squibb Co.	3.625%	5/15/24	975	1,076
Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,928
Bristol-Myers Squibb Co.	3.875%	8/15/25	2,195	2,518
Bristol-Myers Squibb Co.	3.200%	6/15/26	1,985	2,214
Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,259
Bristol-Myers Squibb Co.	3.900%	2/20/28	1,200	1,410
Bristol-Myers Squibb Co.	3.400%	7/26/29	3,015	3,519
Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,681
Bristol-Myers Squibb Co.	5.700%	10/15/40	75	110
Bristol-Myers Squibb Co.	3.250%	8/1/42	390	449
Bristol-Myers Squibb Co.	5.250%	8/15/43	850	1,217
Bristol-Myers Squibb Co.	5.000%	8/15/45	3,075	4,295
Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	2,282
Bristol-Myers Squibb Co.	4.550%	2/20/48	2,725	3,681
Bristol-Myers Squibb Co.	4.250%	10/26/49	3,555	4,661

Brown-Forman Corp.	3.500%	4/15/25	350	390
Brown-Forman Corp.	4.500%	7/15/45	395	520
Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	494
Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	687
Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	698
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	541
Campbell Soup Co.	3.650%	3/15/23	279	298
Campbell Soup Co.	3.950%	3/15/25	300	335
Campbell Soup Co.	3.300%	3/19/25	700	767
Campbell Soup Co.	4.150%	3/15/28	625	727
Campbell Soup Co.	2.375%	4/24/30	400	416
Campbell Soup Co.	4.800%	3/15/48	550	704
Campbell Soup Co.	3.125%	4/24/50	525	529
Cardinal Health Inc.	2.616%	6/15/22	825	851
Cardinal Health Inc.	3.200%	3/15/23	325	344
Cardinal Health Inc.	3.750%	9/15/25	225	251
Cardinal Health Inc.	4.600%	3/15/43	400	440
Cardinal Health Inc.	4.500%	11/15/44	250	274
Cardinal Health Inc.	4.900%	9/15/45	375	438
Cardinal Health Inc.	4.368%	6/15/47	500	547
Catholic Health Services of Long Island
Obligated Group	3.368%	7/1/50	500	484
Children's Health System of Texas	2.511%	8/15/50	500	479
Children's Hospital Corp.	4.115%	1/1/47	200	247
Children's Hospital Corp.	2.585%	2/1/50	200	200
Children's Hospital Medical Center	4.268%	5/15/44	150	191
Children's Hospital	2.928%	7/15/50	500	494
CHRISTUS Health	4.341%	7/1/28	425	497
Church & Dwight Co. Inc.	2.450%	8/1/22	100	103
Church & Dwight Co. Inc.	3.150%	8/1/27	350	386
Church & Dwight Co. Inc.	3.950%	8/1/47	325	382
Cigna Corp.	3.900%	2/15/22	815	851
Cigna Corp.	3.050%	11/30/22	500	524
Cigna Corp.	3.000%	7/15/23	1,375	1,457
Cigna Corp.	3.750%	7/15/23	632	683
Cigna Corp.	3.250%	4/15/25	3,576	3,932
Cigna Corp.	4.125%	11/15/25	650	744
Cigna Corp.	4.500%	2/25/26	1,655	1,928
Cigna Corp.	3.400%	3/1/27	2,850	3,201
Cigna Corp.	4.375%	10/15/28	2,775	3,283
Cigna Corp.	2.400%	3/15/30	1,515	1,564
Cigna Corp.	4.800%	8/15/38	1,570	1,947
Cigna Corp.	3.200%	3/15/40	1,250	1,312
Cigna Corp.	6.125%	11/15/41	334	483
Cigna Corp.	4.800%	7/15/46	3,550	4,435
Cigna Corp.	3.875%	10/15/47	775	871
Cigna Corp.	4.900%	12/15/48	1,265	1,639
Cigna Corp.	3.400%	3/15/50	2,325	2,429
City of Hope	5.623%	11/15/43	250	346
City of Hope	4.378%	8/15/48	500	605
Cleveland Clinic Foundation	4.858%	1/1/14	325	462
Clorox Co.	3.800%	11/15/21	1,125	1,166
Clorox Co.	3.500%	12/15/24	600	668
Clorox Co.	3.100%	10/1/27	150	168
Clorox Co.	3.900%	5/15/28	400	474
Clorox Co.	1.800%	5/15/30	100	103
Coca-Cola Co.	3.200%	11/1/23	1,650	1,790

Coca-Cola Co.	1.750%	9/6/24	775	810
Coca-Cola Co.	2.950%	3/25/25	815	895
Coca-Cola Co.	2.875%	10/27/25	1,225	1,360
Coca-Cola Co.	2.550%	6/1/26	325	358
Coca-Cola Co.	2.250%	9/1/26	700	757
Coca-Cola Co.	3.375%	3/25/27	750	859
Coca-Cola Co.	1.450%	6/1/27	1,775	1,826
Coca-Cola Co.	1.000%	3/15/28	500	499
Coca-Cola Co.	2.125%	9/6/29	500	533
Coca-Cola Co.	3.450%	3/25/30	900	1,063
Coca-Cola Co.	1.650%	6/1/30	2,125	2,194
Coca-Cola Co.	1.375%	3/15/31	750	742
Coca-Cola Co.	4.125%	3/25/40	350	451
Coca-Cola Co.	2.500%	6/1/40	800	839
Coca-Cola Co.	4.200%	3/25/50	525	702
Coca-Cola Co.	2.600%	6/1/50	1,150	1,169
Coca-Cola Co.	2.500%	3/15/51	750	744
Coca-Cola Co.	2.750%	6/1/60	1,075	1,088
Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	390
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	644
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	502
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	891
Colgate-Palmolive Co.	2.450%	11/15/21	340	348
Colgate-Palmolive Co.	1.950%	2/1/23	400	416
Colgate-Palmolive Co.	3.250%	3/15/24	825	903
Colgate-Palmolive Co.	4.000%	8/15/45	550	740
Colgate-Palmolive Co.	3.700%	8/1/47	250	330
CommonSpirit Health	2.950%	11/1/22	200	209
CommonSpirit Health	2.760%	10/1/24	500	523
CommonSpirit Health	3.347%	10/1/29	725	767
4 CommonSpirit Health	4.350%	11/1/42	790	857
CommonSpirit Health	3.817%	10/1/49	225	244
CommonSpirit Health	4.187%	10/1/49	780	828
Community Health Network Inc.	3.099%	5/1/50	2,000	1,912
Conagra Brands Inc.	3.800%	10/22/21	950	983
Conagra Brands Inc.	3.250%	9/15/22	750	789
Conagra Brands Inc.	3.200%	1/25/23	683	718
Conagra Brands Inc.	4.300%	5/1/24	625	697
Conagra Brands Inc.	4.600%	11/1/25	650	755
Conagra Brands Inc.	7.000%	10/1/28	100	135
Conagra Brands Inc.	4.850%	11/1/28	1,025	1,251
Conagra Brands Inc.	8.250%	9/15/30	250	377
Conagra Brands Inc.	5.300%	11/1/38	750	966
Conagra Brands Inc.	5.400%	11/1/48	775	1,047
Constellation Brands Inc.	2.700%	5/9/22	475	491
Constellation Brands Inc.	2.650%	11/7/22	1,150	1,193
Constellation Brands Inc.	3.200%	2/15/23	750	793
Constellation Brands Inc.	4.250%	5/1/23	900	982
Constellation Brands Inc.	4.750%	11/15/24	375	433
Constellation Brands Inc.	4.400%	11/15/25	400	465
Constellation Brands Inc.	4.750%	12/1/25	500	594
Constellation Brands Inc.	3.700%	12/6/26	550	629
Constellation Brands Inc.	3.500%	5/9/27	450	504
Constellation Brands Inc.	3.600%	2/15/28	1,700	1,922
Constellation Brands Inc.	4.650%	11/15/28	250	300
Constellation Brands Inc.	3.150%	8/1/29	625	680
Constellation Brands Inc.	2.875%	5/1/30	275	296

Constellation Brands Inc.	4.500%	5/9/47	375	453
Constellation Brands Inc.	4.100%	2/15/48	275	317
Constellation Brands Inc.	5.250%	11/15/48	525	704
Constellation Brands Inc.	3.750%	5/1/50	450	502
Cottage Health Obligated Group	3.304%	11/1/49	425	471
Covidien International Finance SA	3.200%	6/15/22	1,375	1,431
Covidien International Finance SA	2.950%	6/15/23	250	266
CVS Health Corp.	3.500%	7/20/22	975	1,022
CVS Health Corp.	2.750%	12/1/22	975	1,015
CVS Health Corp.	4.750%	12/1/22	775	836
CVS Health Corp.	3.700%	3/9/23	3,195	3,417
CVS Health Corp.	4.000%	12/5/23	50	55
CVS Health Corp.	3.375%	8/12/24	360	391
CVS Health Corp.	4.100%	3/25/25	3,576	4,038
CVS Health Corp.	3.875%	7/20/25	3,175	3,579
CVS Health Corp.	2.875%	6/1/26	500	541
CVS Health Corp.	3.000%	8/15/26	1,300	1,417
CVS Health Corp.	3.625%	4/1/27	475	534
CVS Health Corp.	1.300%	8/21/27	500	491
CVS Health Corp.	4.300%	3/25/28	7,825	9,171
CVS Health Corp.	3.250%	8/15/29	650	713
CVS Health Corp.	3.750%	4/1/30	1,563	1,785
CVS Health Corp.	1.750%	8/21/30	1,000	973
CVS Health Corp.	4.875%	7/20/35	525	663
CVS Health Corp.	4.780%	3/25/38	3,550	4,289
CVS Health Corp.	6.125%	9/15/39	375	510
CVS Health Corp.	4.125%	4/1/40	2,175	2,476
CVS Health Corp.	2.700%	8/21/40	2,500	2,390
CVS Health Corp.	5.300%	12/5/43	650	826
CVS Health Corp.	5.125%	7/20/45	2,750	3,452
CVS Health Corp.	5.050%	3/25/48	5,865	7,423
CVS Health Corp.	4.250%	4/1/50	1,025	1,201
Danaher Corp.	3.350%	9/15/25	1,102	1,226
Danaher Corp.	2.600%	10/1/50	800	776
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	358
Delhaize America LLC	9.000%	4/15/31	475	760
DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	622
DH Europe Finance II Sarl	2.050%	11/15/22	950	980
DH Europe Finance II Sarl	2.200%	11/15/24	950	1,003
DH Europe Finance II Sarl	3.250%	11/15/39	725	801
DH Europe Finance II Sarl	3.400%	11/15/49	200	226
Diageo Capital plc	2.625%	4/29/23	2,000	2,097
Diageo Capital plc	2.125%	10/24/24	600	635
Diageo Capital plc	1.375%	9/29/25	550	563
Diageo Capital plc	2.375%	10/24/29	800	852
Diageo Capital plc	2.000%	4/29/30	1,000	1,029
Diageo Capital plc	2.125%	4/29/32	675	700
Diageo Capital plc	5.875%	9/30/36	250	355
Diageo Capital plc	3.875%	4/29/43	25	30
Diageo Investment Corp.	2.875%	5/11/22	1,400	1,454
Diageo Investment Corp.	7.450%	4/15/35	325	538
Diageo Investment Corp.	4.250%	5/11/42	375	463
Dignity Health	3.125%	11/1/22	150	155
Dignity Health	3.812%	11/1/24	100	104
Dignity Health	4.500%	11/1/42	550	613
Dignity Health	5.267%	11/1/64	225	267
Duke University Health System Inc.	3.920%	6/1/47	450	562

Edwards Lifesciences Corp.	4.300%	6/15/28	475	568
Eli Lilly & Co.	2.350%	5/15/22	200	206
Eli Lilly & Co.	2.750%	6/1/25	380	415
Eli Lilly & Co.	3.375%	3/15/29	825	953
Eli Lilly & Co.	3.950%	3/15/49	2,635	3,285
Eli Lilly & Co.	4.150%	3/15/59	400	519
Eli Lilly and Co.	2.250%	5/15/50	2,725	2,543
Eli Lilly and Co.	2.500%	9/15/60	1,000	938
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	450
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	565
Estee Lauder Cos. Inc.	2.600%	4/15/30	550	600
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	220
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	481
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	493
Flowers Foods Inc.	4.375%	4/1/22	175	181
Flowers Foods Inc.	3.500%	10/1/26	350	377
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	664
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1,950	2,056
General Mills Inc.	3.150%	12/15/21	775	796
General Mills Inc.	2.600%	10/12/22	450	468
General Mills Inc.	3.700%	10/17/23	2,250	2,453
General Mills Inc.	3.650%	2/15/24	325	355
General Mills Inc.	4.200%	4/17/28	1,100	1,297
General Mills Inc.	2.875%	4/15/30	550	602
General Mills Inc.	4.550%	4/17/38	400	509
General Mills Inc.	5.400%	6/15/40	420	578
General Mills Inc.	4.150%	2/15/43	375	467
Gilead Sciences Inc.	4.400%	12/1/21	1,402	1,453
Gilead Sciences Inc.	3.250%	9/1/22	625	655
Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,078
Gilead Sciences Inc.	0.750%	9/29/23	750	751
Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,506
Gilead Sciences Inc.	3.500%	2/1/25	345	381
Gilead Sciences Inc.	3.650%	3/1/26	3,215	3,623
Gilead Sciences Inc.	2.950%	3/1/27	175	192
Gilead Sciences Inc.	1.200%	10/1/27	500	502
Gilead Sciences Inc.	1.650%	10/1/30	500	498
Gilead Sciences Inc.	4.600%	9/1/35	700	899
Gilead Sciences Inc.	4.000%	9/1/36	200	239
Gilead Sciences Inc.	2.600%	10/1/40	500	494
Gilead Sciences Inc.	5.650%	12/1/41	800	1,129
Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,704
Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,748
Gilead Sciences Inc.	4.750%	3/1/46	2,575	3,329
Gilead Sciences Inc.	4.150%	3/1/47	325	394
Gilead Sciences Inc.	2.800%	10/1/50	500	491
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	79
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,130
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	2,116
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,556
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	256
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	3,456
GlaxoSmithKline Capital plc	2.850%	5/8/22	450	468
GlaxoSmithKline Capital plc	2.875%	6/1/22	2,000	2,078
GlaxoSmithKline Capital plc	0.534%	10/1/23	750	751
GlaxoSmithKline Capital plc	3.000%	6/1/24	775	837
Hackensack Meridian Health Inc.	2.675%	9/1/41	500	497

Hackensack Meridian Health Inc.	4.211%	7/1/48	500	620
Hackensack Meridian Health Inc.	2.875%	9/1/50	500	490
Hackensack Meridian Health Inc.	4.500%	7/1/57	225	289
4 Hartford HealthCare Corp.	3.447%	7/1/54	300	312
Hasbro Inc.	3.900%	11/19/29	725	762
Hasbro Inc.	6.350%	3/15/40	400	471
Hasbro Inc.	5.100%	5/15/44	350	359
HCA Inc.	4.750%	5/1/23	1,075	1,170
HCA Inc.	5.000%	3/15/24	1,650	1,848
HCA Inc.	5.250%	4/15/25	1,350	1,559
HCA Inc.	5.250%	6/15/26	1,150	1,340
HCA Inc.	4.500%	2/15/27	125	141
HCA Inc.	4.125%	6/15/29	2,420	2,735
HCA Inc.	5.125%	6/15/39	825	994
HCA Inc.	5.500%	6/15/47	1,700	2,112
HCA Inc.	5.250%	6/15/49	445	541
Hershey Co.	2.625%	5/1/23	250	263
Hershey Co.	3.375%	5/15/23	825	887
Hershey Co.	2.050%	11/15/24	246	261
Hershey Co.	0.900%	6/1/25	175	177
Hershey Co.	3.200%	8/21/25	455	509
Hershey Co.	1.700%	6/1/30	395	406
Hershey Co.	3.125%	11/15/49	275	304
Hershey Co.	2.650%	6/1/50	275	281
Hormel Foods Corp.	1.800%	6/11/30	775	797
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	500	632
Ingredion Inc.	3.200%	10/1/26	400	440
Ingredion Inc.	2.900%	6/1/30	600	649
Ingredion Inc.	3.900%	6/1/50	300	337
Iowa Health System	3.665%	2/15/50	400	448
JM Smucker Co.	3.500%	10/15/21	735	758
JM Smucker Co.	3.000%	3/15/22	250	259
JM Smucker Co.	3.500%	3/15/25	700	784
JM Smucker Co.	3.375%	12/15/27	300	335
JM Smucker Co.	2.375%	3/15/30	350	365
JM Smucker Co.	4.250%	3/15/35	400	479
JM Smucker Co.	4.375%	3/15/45	100	121
JM Smucker Co.	3.550%	3/15/50	550	604
Johns Hopkins Health System Corp.	3.837%	5/15/46	575	701
Johnson & Johnson	2.450%	12/5/21	200	205
Johnson & Johnson	2.250%	3/3/22	1,425	1,463
Johnson & Johnson	2.050%	3/1/23	600	622
Johnson & Johnson	6.730%	11/15/23	245	290
Johnson & Johnson	3.375%	12/5/23	650	712
Johnson & Johnson	2.625%	1/15/25	1,506	1,635
Johnson & Johnson	0.550%	9/1/25	925	925
Johnson & Johnson	2.450%	3/1/26	1,600	1,746
Johnson & Johnson	0.950%	9/1/27	1,225	1,225
Johnson & Johnson	2.900%	1/15/28	800	899
Johnson & Johnson	6.950%	9/1/29	250	367
Johnson & Johnson	1.300%	9/1/30	1,000	1,009
Johnson & Johnson	4.950%	5/15/33	550	755
Johnson & Johnson	4.375%	12/5/33	900	1,186
Johnson & Johnson	3.550%	3/1/36	925	1,119
Johnson & Johnson	3.625%	3/3/37	1,250	1,521
Johnson & Johnson	5.950%	8/15/37	745	1,144

Johnson & Johnson	3.400%	1/15/38	800	939
Johnson & Johnson	5.850%	7/15/38	325	507
Johnson & Johnson	2.100%	9/1/40	925	918
Johnson & Johnson	4.500%	9/1/40	419	569
Johnson & Johnson	4.850%	5/15/41	225	321
Johnson & Johnson	4.500%	12/5/43	550	755
Johnson & Johnson	3.700%	3/1/46	1,650	2,052
Johnson & Johnson	3.750%	3/3/47	500	631
Johnson & Johnson	3.500%	1/15/48	250	306
Johnson & Johnson	2.250%	9/1/50	925	907
Johnson & Johnson	2.450%	9/1/60	1,025	1,025
Kaiser Foundation Hospitals	3.500%	4/1/22	175	183
Kaiser Foundation Hospitals	3.150%	5/1/27	475	532
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,265
Kaiser Foundation Hospitals	4.150%	5/1/47	675	851
Kaiser Foundation Hospitals	3.266%	11/1/49	350	388
Kellogg Co.	2.650%	12/1/23	209	222
Kellogg Co.	3.250%	4/1/26	950	1,057
Kellogg Co.	3.400%	11/15/27	950	1,072
Kellogg Co.	4.300%	5/15/28	425	504
Kellogg Co.	2.100%	6/1/30	500	512
Kellogg Co.	7.450%	4/1/31	500	732
Keurig Dr Pepper Inc.	4.057%	5/25/23	1,600	1,738
Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,449
Keurig Dr Pepper Inc.	4.417%	5/25/25	875	1,008
Keurig Dr Pepper Inc.	3.400%	11/15/25	250	277
Keurig Dr Pepper Inc.	2.550%	9/15/26	325	352
Keurig Dr Pepper Inc.	3.430%	6/15/27	375	417
Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,881
Keurig Dr Pepper Inc.	7.450%	5/1/38	41	63
Keurig Dr Pepper Inc.	4.985%	5/25/38	425	551
Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,242
Keurig Dr Pepper Inc.	4.420%	12/15/46	325	399
Keurig Dr Pepper Inc.	3.800%	5/1/50	575	657
Kimberly-Clark Corp.	2.400%	3/1/22	250	257
Kimberly-Clark Corp.	2.400%	6/1/23	150	158
Kimberly-Clark Corp.	3.050%	8/15/25	100	111
Kimberly-Clark Corp.	2.750%	2/15/26	350	383
Kimberly-Clark Corp.	1.050%	9/15/27	600	604
Kimberly-Clark Corp.	3.950%	11/1/28	100	120
Kimberly-Clark Corp.	3.200%	4/25/29	575	661
Kimberly-Clark Corp.	3.100%	3/26/30	560	640
Kimberly-Clark Corp.	5.300%	3/1/41	700	996
Kimberly-Clark Corp.	3.700%	6/1/43	175	208
Kimberly-Clark Corp.	3.900%	5/4/47	550	693
Kimberly-Clark Corp.	2.875%	2/7/50	415	460
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	217
Koninklijke Philips NV	6.875%	3/11/38	300	453
Koninklijke Philips NV	5.000%	3/15/42	785	1,028
Kroger Co.	2.950%	11/1/21	1,935	1,983
Kroger Co.	3.850%	8/1/23	325	352
Kroger Co.	4.000%	2/1/24	400	441
Kroger Co.	2.650%	10/15/26	500	544
Kroger Co.	7.700%	6/1/29	200	282
Kroger Co.	8.000%	9/15/29	750	1,087
Kroger Co.	2.200%	5/1/30	1,250	1,307
Kroger Co.	6.900%	4/15/38	300	438

Kroger Co.	5.400%	7/15/40	250	323
Kroger Co.	5.000%	4/15/42	650	828
Kroger Co.	5.150%	8/1/43	350	454
Kroger Co.	3.875%	10/15/46	650	736
Kroger Co.	4.450%	2/1/47	429	530
Kroger Co.	4.650%	1/15/48	325	409
Kroger Co.	3.950%	1/15/50	700	816
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	388
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	236
Laboratory Corp. of America Holdings	3.250%	9/1/24	500	544
Laboratory Corp. of America Holdings	2.300%	12/1/24	425	449
Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,577
Laboratory Corp. of America Holdings	3.600%	9/1/27	450	513
Laboratory Corp. of America Holdings	2.950%	12/1/29	525	578
Laboratory Corp. of America Holdings	4.700%	2/1/45	800	1,013
4 Mayo Clinic	3.774%	11/15/43	250	297
4 Mayo Clinic	4.000%	11/15/47	150	187
4 Mayo Clinic	4.128%	11/15/52	125	163
McCormick & Co. Inc.	3.900%	7/15/21	100	102
McCormick & Co. Inc.	3.150%	8/15/24	600	653
McCormick & Co. Inc.	3.400%	8/15/27	600	675
McCormick & Co. Inc.	4.200%	8/15/47	75	94
McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,457
McKesson Corp.	2.700%	12/15/22	2,370	2,465
McKesson Corp.	3.950%	2/16/28	425	494
McKesson Corp.	4.750%	5/30/29	350	425
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	547
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	559
Mead Johnson Nutrition Co.	4.600%	6/1/44	750	1,003
4 MedStar Health Inc.	3.626%	8/15/49	250	273
Medtronic Inc.	3.150%	3/15/22	1,159	1,206
Medtronic Inc.	3.500%	3/15/25	1,340	1,510
Medtronic Inc.	4.375%	3/15/35	2,608	3,481
Medtronic Inc.	4.625%	3/15/45	1,254	1,720
Memorial Health Services	3.447%	11/1/49	500	524
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	137
Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	266
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	581
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	200
Merck & Co. Inc.	2.350%	2/10/22	1,100	1,132
Merck & Co. Inc.	2.400%	9/15/22	925	957
Merck & Co. Inc.	2.800%	5/18/23	2,000	2,125
Merck & Co. Inc.	2.900%	3/7/24	500	539
Merck & Co. Inc.	2.750%	2/10/25	2,250	2,443
Merck & Co. Inc.	0.750%	2/24/26	1,850	1,853
Merck & Co. Inc.	1.450%	6/24/30	770	780
Merck & Co. Inc.	6.500%	12/1/33	525	819
Merck & Co. Inc.	3.900%	3/7/39	600	737
Merck & Co. Inc.	2.350%	6/24/40	1,525	1,547
Merck & Co. Inc.	3.600%	9/15/42	375	460
Merck & Co. Inc.	4.150%	5/18/43	980	1,242
Merck & Co. Inc.	3.700%	2/10/45	1,795	2,144
Merck & Co. Inc.	4.000%	3/7/49	600	755
Merck & Co. Inc.	2.450%	6/24/50	1,250	1,244
Mercy Health	4.302%	7/1/28	175	200
Methodist Hospital	2.705%	12/1/50	500	501
Molson Coors Beverage Co.	3.500%	5/1/22	75	78

Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,760
Molson Coors Beverage Co.	5.000%	5/1/42	850	962
Molson Coors Beverage Co.	4.200%	7/15/46	1,285	1,353
1 Mondelez International Holdings
Netherlands BV	2.125%	9/19/22	350	361
Mondelez International Inc.	0.625%	7/1/22	1,525	1,529
Mondelez International Inc.	2.125%	4/13/23	350	363
Mondelez International Inc.	1.500%	5/4/25	400	411
Mondelez International Inc.	3.625%	2/13/26	350	397
Mondelez International Inc.	2.750%	4/13/30	950	1,034
Mondelez International Inc.	1.500%	2/4/31	500	487
Mondelez International Inc.	1.875%	10/15/32	500	499
Mondelez International Inc.	4.625%	5/7/48	250	331
Mondelez International Inc.	2.625%	9/4/50	1,000	963
4 Montefiore Obligated Group	5.246%	11/1/48	600	675
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	229
4 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	497
Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	489
MultiCare Health System	2.803%	8/15/50	500	504
Mylan Inc.	4.200%	11/29/23	705	773
Mylan Inc.	4.550%	4/15/28	575	668
Mylan Inc.	5.400%	11/29/43	400	503
Mylan NV	3.950%	6/15/26	1,100	1,236
Mylan NV	5.250%	6/15/46	1,250	1,554
New York & Presbyterian Hospital	4.024%	8/1/45	480	599
New York & Presbyterian Hospital	4.063%	8/1/56	425	547
New York & Presbyterian Hospital	3.954%	8/1/19	400	449
New York & Presbyterian Hospital	2.606%	8/1/60	500	483
Northwell Healthcare Inc.	3.979%	11/1/46	525	585
Northwell Healthcare Inc.	4.260%	11/1/47	850	984
Northwell Healthcare Inc.	3.809%	11/1/49	375	409
Novartis Capital Corp.	2.400%	5/17/22	1,500	1,549
Novartis Capital Corp.	3.400%	5/6/24	2,735	3,016
Novartis Capital Corp.	1.750%	2/14/25	255	267
Novartis Capital Corp.	3.000%	11/20/25	1,400	1,558
Novartis Capital Corp.	2.000%	2/14/27	1,140	1,208
Novartis Capital Corp.	3.100%	5/17/27	800	896
Novartis Capital Corp.	2.200%	8/14/30	2,175	2,339
Novartis Capital Corp.	3.700%	9/21/42	525	636
Novartis Capital Corp.	4.400%	5/6/44	1,050	1,409
Novartis Capital Corp.	4.000%	11/20/45	1,200	1,531
Novartis Capital Corp.	2.750%	8/14/50	850	911
NY Society for Relief of Ruptured &
Crippled Maintaining Hosp Special
Surgery	2.667%	10/1/50	245	232
4 NYU Hospitals Center	4.368%	7/1/47	425	512
NYU Langone Hospitals	5.750%	7/1/43	375	509
NYU Langone Hospitals	4.784%	7/1/44	325	413
NYU Langone Hospitals	3.380%	7/1/55	525	536
4 OhioHealth Corp.	3.042%	11/15/50	300	329
Orlando Health Obligated Group	4.089%	10/1/48	225	251
Orlando Health Obligated Group	3.327%	10/1/50	500	500
Partners Healthcare System Inc.	3.765%	7/1/48	150	180
Partners Healthcare System Inc.	3.192%	7/1/49	400	431
Partners Healthcare System Inc.	4.117%	7/1/55	275	343
Partners Healthcare System Inc.	3.342%	7/1/60	725	800
PeaceHealth Obligated Group	4.787%	11/15/48	300	389

PepsiCo Inc.	1.700%	10/6/21	700	710
PepsiCo Inc.	2.750%	3/5/22	775	802
PepsiCo Inc.	2.250%	5/2/22	275	283
PepsiCo Inc.	2.750%	3/1/23	1,000	1,058
PepsiCo Inc.	0.750%	5/1/23	450	455
PepsiCo Inc.	3.600%	3/1/24	1,675	1,837
PepsiCo Inc.	2.250%	3/19/25	995	1,065
PepsiCo Inc.	2.750%	4/30/25	1,725	1,879
PepsiCo Inc.	3.500%	7/17/25	1,425	1,609
PepsiCo Inc.	2.850%	2/24/26	575	636
PepsiCo Inc.	2.625%	3/19/27	375	411
PepsiCo Inc.	3.000%	10/15/27	1,225	1,382
PepsiCo Inc.	2.750%	3/19/30	1,225	1,367
PepsiCo Inc.	1.625%	5/1/30	1,725	1,765
PepsiCo Inc.	3.500%	3/19/40	1,325	1,565
PepsiCo Inc.	4.000%	3/5/42	541	678
PepsiCo Inc.	3.600%	8/13/42	725	857
PepsiCo Inc.	4.250%	10/22/44	875	1,138
PepsiCo Inc.	4.600%	7/17/45	435	592
PepsiCo Inc.	4.450%	4/14/46	925	1,222
PepsiCo Inc.	3.450%	10/6/46	1,175	1,359
PepsiCo Inc.	3.375%	7/29/49	850	979
PepsiCo Inc.	2.875%	10/15/49	875	934
PepsiCo Inc.	3.625%	3/19/50	1,560	1,876
PepsiCo Inc.	3.875%	3/19/60	560	705
PerkinElmer Inc.	3.300%	9/15/29	650	721
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	650
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	419
Perrigo Finance Unlimited Co.	3.150%	6/15/30	450	466
Perrigo Finance Unlimited Co.	4.900%	12/15/44	278	297
Pfizer Inc.	2.200%	12/15/21	825	844
Pfizer Inc.	2.800%	3/11/22	750	777
Pfizer Inc.	3.000%	6/15/23	1,136	1,212
Pfizer Inc.	3.200%	9/15/23	475	513
Pfizer Inc.	2.950%	3/15/24	500	539
Pfizer Inc.	3.400%	5/15/24	200	220
Pfizer Inc.	0.800%	5/28/25	300	302
Pfizer Inc.	2.750%	6/3/26	800	885
Pfizer Inc.	3.000%	12/15/26	1,595	1,797
Pfizer Inc.	3.600%	9/15/28	600	707
Pfizer Inc.	3.450%	3/15/29	750	877
Pfizer Inc.	2.625%	4/1/30	1,175	1,304
Pfizer Inc.	1.700%	5/28/30	1,750	1,800
Pfizer Inc.	4.000%	12/15/36	1,050	1,279
Pfizer Inc.	4.100%	9/15/38	600	745
Pfizer Inc.	3.900%	3/15/39	550	670
Pfizer Inc.	7.200%	3/15/39	1,015	1,689
Pfizer Inc.	2.550%	5/28/40	750	776
Pfizer Inc.	5.600%	9/15/40	100	145
Pfizer Inc.	4.300%	6/15/43	780	997
Pfizer Inc.	4.400%	5/15/44	725	956
Pfizer Inc.	4.125%	12/15/46	1,575	2,003
Pfizer Inc.	4.200%	9/15/48	500	643
Pfizer Inc.	4.000%	3/15/49	850	1,072
Pfizer Inc.	2.700%	5/28/50	1,275	1,325
Pharmacia LLC	6.600%	12/1/28	500	694
Philip Morris International Inc.	2.375%	8/17/22	550	569

Philip Morris International Inc.	2.500%	11/2/22	1,600	1,665
Philip Morris International Inc.	2.625%	3/6/23	550	578
Philip Morris International Inc.	1.125%	5/1/23	450	457
Philip Morris International Inc.	2.125%	5/10/23	450	467
Philip Morris International Inc.	3.600%	11/15/23	940	1,026
Philip Morris International Inc.	2.875%	5/1/24	1,000	1,071
Philip Morris International Inc.	1.500%	5/1/25	1,200	1,237
Philip Morris International Inc.	3.375%	8/11/25	675	749
Philip Morris International Inc.	2.750%	2/25/26	1,005	1,103
Philip Morris International Inc.	3.125%	8/17/27	425	475
Philip Morris International Inc.	3.125%	3/2/28	400	442
Philip Morris International Inc.	3.375%	8/15/29	600	683
Philip Morris International Inc.	2.100%	5/1/30	1,550	1,593
Philip Morris International Inc.	6.375%	5/16/38	575	852
Philip Morris International Inc.	4.375%	11/15/41	1,175	1,441
Philip Morris International Inc.	4.500%	3/20/42	550	679
Philip Morris International Inc.	3.875%	8/21/42	75	85
Philip Morris International Inc.	4.125%	3/4/43	850	995
Philip Morris International Inc.	4.875%	11/15/43	775	993
Philip Morris International Inc.	4.250%	11/10/44	960	1,156
4 Procter & Gamble - Esop	9.360%	1/1/21	70	71
Procter & Gamble Co.	1.700%	11/3/21	1,000	1,016
Procter & Gamble Co.	3.100%	8/15/23	1,025	1,105
Procter & Gamble Co.	2.450%	3/25/25	525	567
Procter & Gamble Co.	2.700%	2/2/26	450	502
Procter & Gamble Co.	2.450%	11/3/26	800	883
Procter & Gamble Co.	2.800%	3/25/27	4,000	4,469
Procter & Gamble Co.	3.000%	3/25/30	2,055	2,381
Procter & Gamble Co.	5.500%	2/1/34	275	401
Procter & Gamble Co.	5.550%	3/5/37	625	954
Procter & Gamble Co.	3.550%	3/25/40	1,725	2,096
Procter & Gamble Co.	3.500%	10/25/47	550	680
Procter & Gamble Co.	3.600%	3/25/50	1,075	1,355
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	125	136
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	500	532
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	325	370
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	400	480
Quest Diagnostics Inc.	4.250%	4/1/24	300	332
Quest Diagnostics Inc.	3.500%	3/30/25	250	277
Quest Diagnostics Inc.	3.450%	6/1/26	425	479
Quest Diagnostics Inc.	4.200%	6/30/29	350	415
Quest Diagnostics Inc.	2.950%	6/30/30	700	764
Quest Diagnostics Inc.	2.800%	6/30/31	425	458
Quest Diagnostics Inc.	5.750%	1/30/40	61	79
Quest Diagnostics Inc.	4.700%	3/30/45	200	252
Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	975
Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	600	560
Reynolds American Inc.	4.000%	6/12/22	600	633
Reynolds American Inc.	4.850%	9/15/23	250	279
Reynolds American Inc.	4.450%	6/12/25	2,231	2,509
Reynolds American Inc.	5.700%	8/15/35	575	722
Reynolds American Inc.	7.250%	6/15/37	325	431
Reynolds American Inc.	8.125%	5/1/40	400	551

Reynolds American Inc.	7.000%	8/4/41	150	191
Reynolds American Inc.	6.150%	9/15/43	400	501
Reynolds American Inc.	5.850%	8/15/45	1,985	2,416
1 Royalty Pharma plc	0.750%	9/2/23	500	498
1 Royalty Pharma plc	1.200%	9/2/25	500	498
1 Royalty Pharma plc	1.750%	9/2/27	900	897
1 Royalty Pharma plc	2.200%	9/2/30	900	894
1 Royalty Pharma plc	3.300%	9/2/40	900	882
1 Royalty Pharma plc	3.550%	9/2/50	800	764
RUSH Obligated Group	3.922%	11/15/29	245	285
RWJ Barnabas Health Inc.	3.949%	7/1/46	350	401
RWJ Barnabas Health Inc.	3.477%	7/1/49	100	108
Sanofi	3.375%	6/19/23	1,050	1,130
Sanofi	3.625%	6/19/28	1,000	1,167
Sharp HealthCare	2.680%	8/1/50	500	501
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	716	728
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,491
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,978
Spectrum Health System Obligated Group	3.487%	7/15/49	275	313
SSM Health Care Corp.	3.688%	6/1/23	725	780
SSM Health Care Corp.	3.823%	6/1/27	375	412
Stanford Health Care	3.795%	11/15/48	450	549
Stryker Corp.	3.375%	5/15/24	475	516
Stryker Corp.	1.150%	6/15/25	400	405
Stryker Corp.	3.375%	11/1/25	500	559
Stryker Corp.	3.500%	3/15/26	890	1,003
Stryker Corp.	3.650%	3/7/28	450	521
Stryker Corp.	1.950%	6/15/30	750	763
Stryker Corp.	4.100%	4/1/43	325	384
Stryker Corp.	4.375%	5/15/44	275	339
Stryker Corp.	4.625%	3/15/46	155	202
Stryker Corp.	2.900%	6/15/50	500	512
Sutter Health	3.695%	8/15/28	300	336
Sutter Health	4.091%	8/15/48	375	443
Sysco Corp.	2.600%	6/12/22	346	357
Sysco Corp.	3.750%	10/1/25	425	467
Sysco Corp.	3.300%	7/15/26	975	1,063
Sysco Corp.	3.250%	7/15/27	925	995
Sysco Corp.	5.950%	4/1/30	850	1,073
Sysco Corp.	6.600%	4/1/40	735	998
Sysco Corp.	4.850%	10/1/45	125	142
Sysco Corp.	4.500%	4/1/46	550	603
Sysco Corp.	4.450%	3/15/48	700	755
Sysco Corp.	3.300%	2/15/50	425	399
Sysco Corp.	6.600%	4/1/50	950	1,330
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	850	882
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	2,500	2,777
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	2,460	3,051
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	1,725	1,746
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,763
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,540	1,573
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	850	886
Texas Health Resources	2.328%	11/15/50	500	465
4 Texas Health Resources	4.330%	11/15/55	100	135
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	502
Thermo Fisher Scientific Inc.	4.133%	3/25/25	810	923
Thermo Fisher Scientific Inc.	3.650%	12/15/25	300	341

Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	889
Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	730
Thermo Fisher Scientific Inc.	2.600%	10/1/29	1,165	1,269
Thermo Fisher Scientific Inc.	4.497%	3/25/30	305	376
Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	493
Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	508
Toledo Hospital	5.325%	11/15/28	275	310
Toledo Hospital	6.015%	11/15/48	325	373
Trinity Health Corp.	4.125%	12/1/45	450	541
Tyson Foods Inc.	2.250%	8/23/21	50	51
Tyson Foods Inc.	4.500%	6/15/22	950	1,008
Tyson Foods Inc.	3.900%	9/28/23	475	520
Tyson Foods Inc.	3.950%	8/15/24	4,525	5,026
Tyson Foods Inc.	4.000%	3/1/26	580	663
Tyson Foods Inc.	3.550%	6/2/27	1,025	1,158
Tyson Foods Inc.	4.350%	3/1/29	1,145	1,387
Tyson Foods Inc.	4.875%	8/15/34	425	555
Tyson Foods Inc.	5.150%	8/15/44	550	730
Tyson Foods Inc.	4.550%	6/2/47	450	564
Tyson Foods Inc.	5.100%	9/28/48	1,200	1,650
Unilever Capital Corp.	1.375%	7/28/21	400	404
Unilever Capital Corp.	3.000%	3/7/22	450	467
Unilever Capital Corp.	0.375%	9/14/23	500	501
Unilever Capital Corp.	3.250%	3/7/24	2,600	2,828
Unilever Capital Corp.	2.600%	5/5/24	1,150	1,231
Unilever Capital Corp.	3.375%	3/22/25	250	278
Unilever Capital Corp.	3.100%	7/30/25	550	613
Unilever Capital Corp.	2.000%	7/28/26	550	586
Unilever Capital Corp.	2.125%	9/6/29	1,375	1,455
Unilever Capital Corp.	1.375%	9/14/30	500	503
Unilever Capital Corp.	5.900%	11/15/32	800	1,178
1 Universal Health Services Inc.	2.650%	10/15/30	500	497
1 Upjohn Inc.	1.125%	6/22/22	1,525	1,537
1 Upjohn Inc.	1.650%	6/22/25	600	613
1 Upjohn Inc.	2.300%	6/22/27	2,350	2,426
1 Upjohn Inc.	2.700%	6/22/30	1,525	1,577
1 Upjohn Inc.	3.850%	6/22/40	1,175	1,270
1 Upjohn Inc.	4.000%	6/22/50	1,675	1,774
UPMC	3.600%	4/3/25	400	444
Whirlpool Corp.	4.700%	6/1/22	775	827
Whirlpool Corp.	4.000%	3/1/24	275	302
Whirlpool Corp.	4.750%	2/26/29	600	729
Whirlpool Corp.	4.500%	6/1/46	388	459
Whirlpool Corp.	4.600%	5/15/50	200	249
4 Willis-Knighton Medical Center	4.813%	9/1/48	200	251
Wyeth LLC	7.250%	3/1/23	350	406
Wyeth LLC	6.450%	2/1/24	780	929
Wyeth LLC	6.500%	2/1/34	500	776
Wyeth LLC	6.000%	2/15/36	410	593
Wyeth LLC	5.950%	4/1/37	1,605	2,385
Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	487
Zeneca Wilmington Inc.	7.000%	11/15/23	600	711
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	790
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	672
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	241
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,409
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	263

Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	311
Zoetis Inc.	3.250%	2/1/23	1,475	1,556
Zoetis Inc.	4.500%	11/13/25	350	409
Zoetis Inc.	3.000%	9/12/27	700	783
Zoetis Inc.	3.900%	8/20/28	400	475
Zoetis Inc.	2.000%	5/15/30	575	594
Zoetis Inc.	4.700%	2/1/43	900	1,181
Zoetis Inc.	3.950%	9/12/47	400	491
Zoetis Inc.	4.450%	8/20/48	325	423
Zoetis Inc.	3.000%	5/15/50	250	267

Energy (0.9%)
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	1,340	1,401
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	550	583
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.138%	11/7/29	450	468
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.486%	5/1/30	400	457
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	869	869
Baker Hughes Holdings LLC	5.125%	9/15/40	820	967
Boardwalk Pipelines LP	3.375%	2/1/23	310	317
Boardwalk Pipelines LP	4.950%	12/15/24	525	573
Boardwalk Pipelines LP	5.950%	6/1/26	425	491
Boardwalk Pipelines LP	4.800%	5/3/29	100	108
BP Capital Markets America Inc.	3.245%	5/6/22	1,076	1,123
BP Capital Markets America Inc.	2.520%	9/19/22	450	466
BP Capital Markets America Inc.	2.937%	4/6/23	200	211
BP Capital Markets America Inc.	3.216%	11/28/23	1,850	1,988
BP Capital Markets America Inc.	3.790%	2/6/24	1,500	1,641
BP Capital Markets America Inc.	3.224%	4/14/24	500	539
BP Capital Markets America Inc.	3.194%	4/6/25	1,080	1,187
BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,821
BP Capital Markets America Inc.	3.410%	2/11/26	800	891
BP Capital Markets America Inc.	3.119%	5/4/26	2,800	3,087
BP Capital Markets America Inc.	3.937%	9/21/28	800	928
BP Capital Markets America Inc.	3.633%	4/6/30	3,175	3,638
BP Capital Markets America Inc.	1.749%	8/10/30	500	498
BP Capital Markets America Inc.	3.000%	2/24/50	1,700	1,625
BP Capital Markets America Inc.	2.772%	11/10/50	800	731
BP Capital Markets plc	3.561%	11/1/21	775	801
BP Capital Markets plc	2.500%	11/6/22	889	924
BP Capital Markets plc	3.994%	9/26/23	350	384
BP Capital Markets plc	3.535%	11/4/24	1,335	1,474
BP Capital Markets plc	3.506%	3/17/25	950	1,057
BP Capital Markets plc	3.279%	9/19/27	1,175	1,304
BP Capital Markets plc	3.723%	11/28/28	585	669
Burlington Resources Finance Co.	7.400%	12/1/31	600	877
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,175	2,221
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	831
Canadian Natural Resources Ltd.	3.800%	4/15/24	400	429
Canadian Natural Resources Ltd.	2.050%	7/15/25	400	406
Canadian Natural Resources Ltd.	3.850%	6/1/27	900	971
Canadian Natural Resources Ltd.	2.950%	7/15/30	500	501
Canadian Natural Resources Ltd.	7.200%	1/15/32	475	609

Canadian Natural Resources Ltd.	6.450%	6/30/33	400	492
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	578
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	608
Canadian Natural Resources Ltd.	6.250%	3/15/38	500	595
Canadian Natural Resources Ltd.	6.750%	2/1/39	325	408
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,380
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	854
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,497
1 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,192
Chevron Corp.	2.498%	3/3/22	500	514
Chevron Corp.	2.355%	12/5/22	4,245	4,398
Chevron Corp.	1.141%	5/11/23	900	917
Chevron Corp.	3.191%	6/24/23	1,175	1,257
Chevron Corp.	2.895%	3/3/24	200	215
Chevron Corp.	1.554%	5/11/25	3,150	3,256
Chevron Corp.	3.326%	11/17/25	200	224
Chevron Corp.	1.995%	5/11/27	500	528
Chevron Corp.	2.236%	5/11/30	2,200	2,331
Chevron Corp.	2.978%	5/11/40	1,300	1,395
Chevron Corp.	3.078%	5/11/50	900	959
Chevron USA Inc.	0.333%	8/12/22	500	500
Chevron USA Inc.	0.426%	8/11/23	500	501
Chevron USA Inc.	0.687%	8/12/25	500	498
Chevron USA Inc.	1.018%	8/12/27	500	498
Chevron USA Inc.	2.343%	8/12/50	500	467
Cimarex Energy Co.	4.375%	6/1/24	500	535
Cimarex Energy Co.	3.900%	5/15/27	400	402
Cimarex Energy Co.	4.375%	3/15/29	400	411
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,204
Columbia Pipeline Group Inc.	5.800%	6/1/45	350	455
Concho Resources Inc.	3.750%	10/1/27	750	808
Concho Resources Inc.	4.300%	8/15/28	800	884
Concho Resources Inc.	2.400%	2/15/31	500	477
Concho Resources Inc.	4.875%	10/1/47	675	745
Concho Resources Inc.	4.850%	8/15/48	550	610
ConocoPhillips	5.900%	10/15/32	400	546
ConocoPhillips	5.900%	5/15/38	1,255	1,713
ConocoPhillips	6.500%	2/1/39	1,950	2,849
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	548
ConocoPhillips Co.	3.350%	11/15/24	200	219
ConocoPhillips Co.	4.950%	3/15/26	1,000	1,194
ConocoPhillips Co.	4.300%	11/15/44	750	895
ConocoPhillips Holding Co.	6.950%	4/15/29	875	1,213
Devon Energy Corp.	5.850%	12/15/25	300	336
Devon Energy Corp.	7.950%	4/15/32	245	316
Devon Energy Corp.	5.600%	7/15/41	1,310	1,321
Devon Energy Corp.	4.750%	5/15/42	600	555
Devon Energy Corp.	5.000%	6/15/45	300	286
Devon Financing Co. LLC	7.875%	9/30/31	500	644
Diamondback Energy Inc.	2.875%	12/1/24	800	810
Diamondback Energy Inc.	5.375%	5/31/25	500	519
Diamondback Energy Inc.	3.250%	12/1/26	1,000	1,001
Diamondback Energy Inc.	3.500%	12/1/29	2,292	2,200
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	269
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	400	425
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	276
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	500	550

Dominion Energy Gas Holdings LLC	4.800%	11/1/43	325	407
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	498
Enable Midstream Partners LP	3.900%	5/15/24	625	613
Enable Midstream Partners LP	4.400%	3/15/27	800	768
Enable Midstream Partners LP	4.950%	5/15/28	300	294
Enable Midstream Partners LP	4.150%	9/15/29	500	459
Enable Midstream Partners LP	5.000%	5/15/44	450	380
Enbridge Energy Partners LP	4.200%	9/15/21	325	333
Enbridge Energy Partners LP	5.875%	10/15/25	400	477
Enbridge Energy Partners LP	7.500%	4/15/38	300	411
Enbridge Energy Partners LP	5.500%	9/15/40	75	89
Enbridge Energy Partners LP	7.375%	10/15/45	1,100	1,587
Enbridge Inc.	2.900%	7/15/22	450	467
Enbridge Inc.	2.500%	1/15/25	715	746
Enbridge Inc.	3.700%	7/15/27	800	884
Enbridge Inc.	3.125%	11/15/29	825	874
Enbridge Inc.	4.500%	6/10/44	825	927
Enbridge Inc.	4.000%	11/15/49	325	344
Energy Transfer Operating LP	3.600%	2/1/23	825	846
Energy Transfer Operating LP	4.250%	3/15/23	1,600	1,664
Energy Transfer Operating LP	4.200%	9/15/23	300	316
Energy Transfer Operating LP	4.050%	3/15/25	2,091	2,190
Energy Transfer Operating LP	2.900%	5/15/25	375	376
Energy Transfer Operating LP	4.750%	1/15/26	300	320
Energy Transfer Operating LP	5.500%	6/1/27	1,000	1,099
Energy Transfer Operating LP	5.250%	4/15/29	1,300	1,396
Energy Transfer Operating LP	3.750%	5/15/30	2,775	2,688
Energy Transfer Operating LP	4.900%	3/15/35	250	237
Energy Transfer Operating LP	6.250%	4/15/49	1,200	1,237
Energy Transfer Operating LP	5.000%	5/15/50	3,600	3,312
Energy Transfer Partners LP	4.950%	6/15/28	730	773
Energy Transfer Partners LP	6.625%	10/15/36	350	364
Energy Transfer Partners LP	5.800%	6/15/38	1,080	1,064
Energy Transfer Partners LP	7.500%	7/1/38	500	569
Energy Transfer Partners LP	6.050%	6/1/41	575	576
Energy Transfer Partners LP	6.500%	2/1/42	300	314
Energy Transfer Partners LP	5.150%	2/1/43	425	386
Energy Transfer Partners LP	5.150%	3/15/45	150	136
Energy Transfer Partners LP	6.125%	12/15/45	1,050	1,053
Energy Transfer Partners LP	5.300%	4/15/47	1,300	1,207
Energy Transfer Partners LP	6.000%	6/15/48	850	851
Enterprise Products Operating LLC	3.500%	2/1/22	300	311
Enterprise Products Operating LLC	4.050%	2/15/22	175	183
Enterprise Products Operating LLC	3.350%	3/15/23	1,250	1,321
Enterprise Products Operating LLC	3.900%	2/15/24	750	816
Enterprise Products Operating LLC	3.750%	2/15/25	650	723
Enterprise Products Operating LLC	3.700%	2/15/26	400	449
Enterprise Products Operating LLC	3.950%	2/15/27	200	227
Enterprise Products Operating LLC	4.150%	10/16/28	750	876
Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,495
Enterprise Products Operating LLC	2.800%	1/31/30	2,426	2,567
Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,830
Enterprise Products Operating LLC	7.550%	4/15/38	300	418
Enterprise Products Operating LLC	5.950%	2/1/41	470	587
Enterprise Products Operating LLC	4.850%	8/15/42	850	967
Enterprise Products Operating LLC	4.450%	2/15/43	1,000	1,082
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	2,013

Enterprise Products Operating LLC	5.100%	2/15/45	982	1,136
Enterprise Products Operating LLC	4.900%	5/15/46	500	564
Enterprise Products Operating LLC	4.250%	2/15/48	950	998
Enterprise Products Operating LLC	4.800%	2/1/49	1,000	1,139
Enterprise Products Operating LLC	4.200%	1/31/50	2,100	2,210
Enterprise Products Operating LLC	3.200%	2/15/52	500	453
Enterprise Products Operating LLC	4.950%	10/15/54	300	345
Enterprise Products Operating LLC	3.950%	1/31/60	2,800	2,752
4 Enterprise Products Operating LLC	5.250%	8/16/77	400	380
4 Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,084
EOG Resources Inc.	2.625%	3/15/23	900	938
EOG Resources Inc.	4.150%	1/15/26	600	686
EOG Resources Inc.	4.375%	4/15/30	1,130	1,330
EOG Resources Inc.	4.950%	4/15/50	1,000	1,217
Exxon Mobil Corp.	2.397%	3/6/22	1,400	1,437
Exxon Mobil Corp.	1.902%	8/16/22	250	256
Exxon Mobil Corp.	1.571%	4/15/23	3,130	3,217
Exxon Mobil Corp.	3.176%	3/15/24	2,000	2,157
Exxon Mobil Corp.	2.019%	8/16/24	550	578
Exxon Mobil Corp.	2.992%	3/19/25	5,225	5,720
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,489
Exxon Mobil Corp.	2.275%	8/16/26	400	428
Exxon Mobil Corp.	3.294%	3/19/27	1,000	1,119
Exxon Mobil Corp.	2.440%	8/16/29	1,000	1,073
Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,631
Exxon Mobil Corp.	2.610%	10/15/30	2,875	3,092
Exxon Mobil Corp.	2.995%	8/16/39	500	525
Exxon Mobil Corp.	4.227%	3/19/40	3,250	3,971
Exxon Mobil Corp.	3.567%	3/6/45	750	811
Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,177
Exxon Mobil Corp.	3.095%	8/16/49	1,069	1,082
Exxon Mobil Corp.	4.327%	3/19/50	3,300	4,112
Exxon Mobil Corp.	3.452%	4/15/51	1,980	2,173
Halliburton Co.	3.250%	11/15/21	1,085	1,105
Halliburton Co.	3.500%	8/1/23	50	53
Halliburton Co.	3.800%	11/15/25	92	100
Halliburton Co.	2.920%	3/1/30	1,600	1,574
Halliburton Co.	4.850%	11/15/35	1,000	1,060
Halliburton Co.	6.700%	9/15/38	1,070	1,297
Halliburton Co.	4.500%	11/15/41	675	657
Halliburton Co.	4.750%	8/1/43	725	716
Halliburton Co.	5.000%	11/15/45	1,175	1,207
Helmerich & Payne Inc.	4.650%	3/15/25	300	329
Hess Corp.	3.500%	7/15/24	245	252
Hess Corp.	7.875%	10/1/29	375	461
Hess Corp.	7.300%	8/15/31	35	42
Hess Corp.	7.125%	3/15/33	415	500
Hess Corp.	6.000%	1/15/40	1,190	1,302
Hess Corp.	5.600%	2/15/41	700	759
Hess Corp.	5.800%	4/1/47	500	550
HollyFrontier Corp.	5.875%	4/1/26	760	831
HollyFrontier Corp.	4.500%	10/1/30	500	484
Husky Energy Inc.	3.950%	4/15/22	450	464
Husky Energy Inc.	4.000%	4/15/24	500	529
Husky Energy Inc.	4.400%	4/15/29	575	600
Husky Energy Inc.	6.800%	9/15/37	300	373
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,985

Kinder Morgan Energy Partners LP	4.150%	3/1/22	105	110
Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	763
Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	495
Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,787
Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	941
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	238
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	366
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	495
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	436
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	2,033
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,621
Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	408
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,322	1,404
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	557
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	584
Kinder Morgan Inc.	2.000%	2/15/31	500	480
Kinder Morgan Inc.	3.250%	8/1/50	2,500	2,239
Kinder Morgan Inc.	3.150%	1/15/23	300	315
Kinder Morgan Inc.	4.300%	6/1/25	817	919
Kinder Morgan Inc.	4.300%	3/1/28	900	1,026
Kinder Morgan Inc.	7.800%	8/1/31	330	462
Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,413
Kinder Morgan Inc.	5.300%	12/1/34	825	980
Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,636
Magellan Midstream Partners LP	5.000%	3/1/26	450	521
Magellan Midstream Partners LP	3.250%	6/1/30	1,000	1,070
Magellan Midstream Partners LP	5.150%	10/15/43	350	402
Magellan Midstream Partners LP	4.250%	9/15/46	300	311
Magellan Midstream Partners LP	4.200%	10/3/47	575	594
Magellan Midstream Partners LP	4.850%	2/1/49	200	230
Magellan Midstream Partners LP	3.950%	3/1/50	125	127
Marathon Oil Corp.	2.800%	11/1/22	785	802
Marathon Oil Corp.	3.850%	6/1/25	600	616
Marathon Oil Corp.	4.400%	7/15/27	1,350	1,336
Marathon Oil Corp.	6.800%	3/15/32	930	983
Marathon Oil Corp.	5.200%	6/1/45	200	187
Marathon Petroleum Corp.	5.375%	10/1/22	50	50
Marathon Petroleum Corp.	4.500%	5/1/23	1,000	1,079
Marathon Petroleum Corp.	4.750%	12/15/23	1,000	1,094
Marathon Petroleum Corp.	4.700%	5/1/25	3,750	4,233
Marathon Petroleum Corp.	5.125%	12/15/26	735	855
Marathon Petroleum Corp.	3.800%	4/1/28	700	759
Marathon Petroleum Corp.	6.500%	3/1/41	1,000	1,215
Marathon Petroleum Corp.	4.750%	9/15/44	550	571
Marathon Petroleum Corp.	4.500%	4/1/48	375	379
Marathon Petroleum Corp.	5.000%	9/15/54	325	334
MPLX LP	3.500%	12/1/22	150	157
MPLX LP	3.375%	3/15/23	400	422
MPLX LP	4.500%	7/15/23	1,200	1,297
MPLX LP	4.875%	12/1/24	838	935
MPLX LP	5.250%	1/15/25	129	134
MPLX LP	4.875%	6/1/25	3,085	3,490
MPLX LP	1.750%	3/1/26	500	499
MPLX LP	4.250%	12/1/27	1,510	1,687
MPLX LP	4.000%	3/15/28	950	1,031
MPLX LP	4.800%	2/15/29	500	569
MPLX LP	2.650%	8/15/30	1,000	980

MPLX LP	4.500%	4/15/38	1,075	1,096
MPLX LP	5.200%	3/1/47	1,350	1,451
MPLX LP	4.700%	4/15/48	1,000	1,014
MPLX LP	5.500%	2/15/49	1,275	1,428
National Fuel Gas Co.	3.750%	3/1/23	375	389
National Fuel Gas Co.	5.500%	1/15/26	100	109
National Fuel Gas Co.	3.950%	9/15/27	200	204
National Fuel Gas Co.	4.750%	9/1/28	650	676
National Oilwell Varco Inc.	3.600%	12/1/29	500	485
National Oilwell Varco Inc.	3.950%	12/1/42	700	615
Newfield Exploration Co.	5.375%	1/1/26	80	75
Noble Energy Inc.	3.850%	1/15/28	450	506
Noble Energy Inc.	3.250%	10/15/29	500	554
Noble Energy Inc.	6.000%	3/1/41	1,210	1,680
Noble Energy Inc.	5.250%	11/15/43	450	591
Noble Energy Inc.	5.050%	11/15/44	450	575
Noble Energy Inc.	4.950%	8/15/47	550	719
Noble Energy Inc.	4.200%	10/15/49	275	333
ONEOK Inc.	7.500%	9/1/23	1,425	1,630
ONEOK Inc.	2.750%	9/1/24	200	205
ONEOK Inc.	5.850%	1/15/26	1,000	1,150
ONEOK Inc.	4.000%	7/13/27	150	155
ONEOK Inc.	4.550%	7/15/28	750	792
ONEOK Inc.	3.400%	9/1/29	1,780	1,746
ONEOK Inc.	3.100%	3/15/30	700	674
ONEOK Inc.	6.350%	1/15/31	1,000	1,162
ONEOK Inc.	4.950%	7/13/47	550	522
ONEOK Inc.	5.200%	7/15/48	600	577
ONEOK Inc.	4.450%	9/1/49	800	706
ONEOK Inc.	4.500%	3/15/50	600	532
ONEOK Partners LP	3.375%	10/1/22	1,000	1,038
ONEOK Partners LP	4.900%	3/15/25	450	493
ONEOK Partners LP	6.650%	10/1/36	360	404
ONEOK Partners LP	6.125%	2/1/41	1,340	1,413
Petro-Canada	5.350%	7/15/33	450	524
Petro-Canada	5.950%	5/15/35	500	615
Petro-Canada	6.800%	5/15/38	700	910
Phillips 66	4.300%	4/1/22	1,105	1,165
Phillips 66	3.700%	4/6/23	300	321
Phillips 66	3.850%	4/9/25	600	665
Phillips 66	3.900%	3/15/28	1,300	1,461
Phillips 66	2.150%	12/15/30	700	678
Phillips 66	4.650%	11/15/34	1,000	1,193
Phillips 66	5.875%	5/1/42	300	393
Phillips 66	4.875%	11/15/44	1,850	2,195
Phillips 66 Partners LP	2.450%	12/15/24	250	256
Phillips 66 Partners LP	3.605%	2/15/25	350	370
Phillips 66 Partners LP	3.550%	10/1/26	400	422
Phillips 66 Partners LP	3.750%	3/1/28	100	104
Phillips 66 Partners LP	3.150%	12/15/29	250	248
Phillips 66 Partners LP	4.680%	2/15/45	1,080	1,082
Pioneer Natural Resources Co.	4.450%	1/15/26	390	451
Pioneer Natural Resources Co.	1.900%	8/15/30	500	469
Plains All American Pipeline LP	3.800%	9/15/30	500	484
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	102

Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,200	1,222
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,155	2,219
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	450	483
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	350	373
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	600	580
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	500	553
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	575	490
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	500	448
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	500	456
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	700	732
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	1,105
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	475	502
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,465	1,553
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,314
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,664
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,325	1,514
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,000	1,182
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,802
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	651
1 Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,815
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	500	505
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,285
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,304
Shell International Finance BV	2.375%	8/21/22	975	1,011
Shell International Finance BV	2.250%	1/6/23	800	832
Shell International Finance BV	3.400%	8/12/23	400	433
Shell International Finance BV	0.375%	9/15/23	500	498
Shell International Finance BV	2.000%	11/7/24	1,000	1,049
Shell International Finance BV	2.375%	4/6/25	1,315	1,403
Shell International Finance BV	3.250%	5/11/25	2,490	2,751
Shell International Finance BV	2.875%	5/10/26	1,300	1,439
Shell International Finance BV	2.500%	9/12/26	400	436
Shell International Finance BV	3.875%	11/13/28	500	583
Shell International Finance BV	2.375%	11/7/29	1,950	2,057
Shell International Finance BV	2.750%	4/6/30	1,905	2,075
Shell International Finance BV	4.125%	5/11/35	3,025	3,622
Shell International Finance BV	6.375%	12/15/38	820	1,205
Shell International Finance BV	5.500%	3/25/40	700	972
Shell International Finance BV	3.625%	8/21/42	500	538
Shell International Finance BV	4.550%	8/12/43	1,000	1,232
Shell International Finance BV	4.375%	5/11/45	2,700	3,293
Shell International Finance BV	4.000%	5/10/46	1,900	2,199
Shell International Finance BV	3.125%	11/7/49	1,400	1,438
Shell International Finance BV	3.250%	4/6/50	1,635	1,733
Spectra Energy Partners LP	4.750%	3/15/24	800	891

Spectra Energy Partners LP	3.500%	3/15/25	1,566	1,708
Spectra Energy Partners LP	3.375%	10/15/26	950	1,039
Spectra Energy Partners LP	4.500%	3/15/45	220	248
Suncor Energy Inc.	2.800%	5/15/23	600	628
Suncor Energy Inc.	3.100%	5/15/25	800	860
Suncor Energy Inc.	6.500%	6/15/38	1,540	1,967
Suncor Energy Inc.	4.000%	11/15/47	700	715
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	259
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	900	942
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	342
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	888
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	675
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	660
TC PipeLines LP	3.900%	5/25/27	200	215
TechnipFMC plc	3.450%	10/1/22	350	362
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	323
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	642
Texas Eastern Transmission LP	7.000%	7/15/32	500	673
Total Capital Canada Ltd.	2.750%	7/15/23	825	877
Total Capital International SA	2.875%	2/17/22	1,400	1,447
Total Capital International SA	2.700%	1/25/23	1,025	1,078
Total Capital International SA	3.700%	1/15/24	975	1,069
Total Capital International SA	2.434%	1/10/25	700	744
Total Capital International SA	3.455%	2/19/29	925	1,062
Total Capital International SA	2.829%	1/10/30	1,900	2,098
Total Capital International SA	2.986%	6/29/41	600	623
Total Capital International SA	3.461%	7/12/49	400	438
Total Capital International SA	3.127%	5/29/50	2,000	2,080
Total Capital International SA	3.386%	6/29/60	500	523
Total Capital SA	4.250%	12/15/21	300	314
Total Capital SA	3.883%	10/11/28	1,025	1,208
TransCanada PipeLines Ltd.	2.500%	8/1/22	920	949
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	540
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,000	1,174
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,957
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	2,190
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,800	2,108
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	1,012
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	165
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,350	1,854
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,000	1,181
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,130	1,504
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	1,021
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,645	3,263
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	334
1 Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	1,077
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	459
1 Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	520
Valero Energy Corp.	2.700%	4/15/23	1,300	1,347
Valero Energy Corp.	1.200%	3/15/24	500	499
Valero Energy Corp.	3.650%	3/15/25	241	260
Valero Energy Corp.	2.850%	4/15/25	1,050	1,100
Valero Energy Corp.	3.400%	9/15/26	1,132	1,216
Valero Energy Corp.	2.150%	9/15/27	500	497
Valero Energy Corp.	4.350%	6/1/28	1,540	1,708
Valero Energy Corp.	4.000%	4/1/29	1,000	1,093
Valero Energy Corp.	7.500%	4/15/32	1,425	1,930

Valero Energy Corp.	6.625%	6/15/37	855	1,077
Valero Energy Partners LP	4.375%	12/15/26	200	224
Valero Energy Partners LP	4.500%	3/15/28	400	446
Williams Cos. Inc.	4.000%	11/15/21	425	438
Williams Cos. Inc.	3.600%	3/15/22	750	776
Williams Cos. Inc.	3.350%	8/15/22	500	519
Williams Cos. Inc.	3.700%	1/15/23	885	935
Williams Cos. Inc.	4.500%	11/15/23	560	612
Williams Cos. Inc.	4.550%	6/24/24	2,500	2,768
Williams Cos. Inc.	3.900%	1/15/25	1,775	1,934
Williams Cos. Inc.	4.000%	9/15/25	1,100	1,214
Williams Cos. Inc.	3.750%	6/15/27	1,000	1,096
Williams Cos. Inc.	3.500%	11/15/30	2,100	2,282
Williams Cos. Inc.	6.300%	4/15/40	990	1,221
Williams Cos. Inc.	5.800%	11/15/43	925	1,080
Williams Cos. Inc.	5.400%	3/4/44	500	562
Williams Cos. Inc.	4.900%	1/15/45	325	351
Williams Cos. Inc.	5.100%	9/15/45	1,250	1,394
Williams Cos. Inc.	4.850%	3/1/48	475	533

Other Industrial (0.1%)
4 American University	3.672%	4/1/49	325	369
4 Boston University	4.061%	10/1/48	220	288
Brown University in Providence in the State
of Rhode Island and Providence Plant	2.924%	9/1/50	500	543
California Institute of Technology	4.700%	11/1/11	950	1,324
CBRE Services Inc.	5.250%	3/15/25	350	404
CBRE Services Inc.	4.875%	3/1/26	625	730
Cintas Corp. No. 2	2.900%	4/1/22	400	414
Cintas Corp. No. 2	3.250%	6/1/22	150	156
Cintas Corp. No. 2	3.700%	4/1/27	825	950
4 Duke University	2.682%	10/1/44	300	314
4 Duke University	2.757%	10/1/50	1,340	1,437
4 Duke University	2.832%	10/1/55	1,000	1,088
Emory University	2.143%	9/1/30	600	634
Emory University	2.969%	9/1/50	150	164
Georgetown University	4.315%	4/1/49	278	356
Georgetown University	2.943%	4/1/50	405	406
Georgetown University	5.215%	10/1/18	243	329
4 Johns Hopkins University	4.083%	7/1/53	490	650
Leland Stanford Junior University	3.647%	5/1/48	1,075	1,324
Leland Stanford Junior University	2.413%	6/1/50	355	368
Massachusetts Institute of Technology	2.989%	7/1/50	370	425
Massachusetts Institute of Technology	5.600%	7/1/11	610	1,074
Massachusetts Institute of Technology	4.678%	7/1/14	700	1,029
4 Northwestern University	4.643%	12/1/44	350	466
4 Northwestern University	2.640%	12/1/50	245	256
4 Northwestern University	3.662%	12/1/57	200	254
President & Fellows of Harvard College	4.875%	10/15/40	250	352
President & Fellows of Harvard College	3.150%	7/15/46	400	463
President & Fellows of Harvard College	2.517%	10/15/50	450	465
Quanta Services Inc.	2.900%	10/1/30	800	815
Steelcase Inc.	5.125%	1/18/29	335	375
4 Trustees of Boston College	3.129%	7/1/52	300	335
Trustees of the University of Pennsylvania	2.396%	10/1/50	325	326
4 University of Chicago	2.547%	4/1/50	800	795
4 University of Chicago	4.003%	10/1/53	390	492

4 University of Notre Dame du Lac	3.438%	2/15/45	890	1,054
University of Notre Dame du Lac	3.394%	2/15/48	325	381
University of Pennsylvania	4.674%	9/1/12	600	844
4 University of Southern California	3.028%	10/1/39	525	573
4 University of Southern California	3.841%	10/1/47	500	629
University of Southern California	3.226%	10/1/20	300	318
4 William Marsh Rice University	3.574%	5/15/45	715	861
Yale University	0.873%	4/15/25	325	329
Yale University	1.482%	4/15/30	325	330
Yale University	2.402%	4/15/50	375	385

Technology (1.0%)
Adobe Inc.	1.700%	2/1/23	280	288
Adobe Inc.	1.900%	2/1/25	100	106
Adobe Inc.	3.250%	2/1/25	800	885
Adobe Inc.	2.150%	2/1/27	500	536
Adobe Inc.	2.300%	2/1/30	1,100	1,186
Alphabet Inc.	0.450%	8/15/25	800	797
Alphabet Inc.	1.998%	8/15/26	1,500	1,603
Alphabet Inc.	0.800%	8/15/27	800	794
Alphabet Inc.	1.100%	8/15/30	1,800	1,784
Alphabet Inc.	1.900%	8/15/40	1,000	958
Alphabet Inc.	2.050%	8/15/50	2,000	1,851
Alphabet Inc.	2.250%	8/15/60	1,600	1,499
Altera Corp.	4.100%	11/15/23	750	835
Amdocs Ltd.	2.538%	6/15/30	600	622
Analog Devices Inc.	2.500%	12/5/21	300	306
Analog Devices Inc.	2.875%	6/1/23	1,375	1,452
Analog Devices Inc.	3.125%	12/5/23	400	430
Analog Devices Inc.	2.950%	4/1/25	300	327
Analog Devices Inc.	3.900%	12/15/25	50	57
Analog Devices Inc.	3.500%	12/5/26	500	565
Apple Inc.	2.150%	2/9/22	1,300	1,333
Apple Inc.	2.500%	2/9/22	1,250	1,285
Apple Inc.	2.300%	5/11/22	725	747
Apple Inc.	2.700%	5/13/22	1,725	1,793
Apple Inc.	2.100%	9/12/22	500	517
Apple Inc.	2.850%	2/23/23	1,634	1,724
Apple Inc.	2.400%	5/3/23	3,790	3,987
Apple Inc.	0.750%	5/11/23	1,500	1,515
Apple Inc.	3.000%	2/9/24	1,375	1,481
Apple Inc.	2.850%	5/11/24	2,500	2,692
Apple Inc.	1.800%	9/11/24	1,500	1,569
Apple Inc.	2.750%	1/13/25	1,200	1,301
Apple Inc.	1.125%	5/11/25	6,450	6,590
Apple Inc.	0.550%	8/20/25	1,000	1,000
Apple Inc.	3.250%	2/23/26	3,805	4,278
Apple Inc.	2.450%	8/4/26	500	545
Apple Inc.	2.050%	9/11/26	3,000	3,208
Apple Inc.	3.350%	2/9/27	200	228
Apple Inc.	3.200%	5/11/27	2,700	3,064
Apple Inc.	2.900%	9/12/27	1,531	1,718
Apple Inc.	3.000%	11/13/27	1,025	1,158
Apple Inc.	2.200%	9/11/29	1,425	1,531
Apple Inc.	1.650%	5/11/30	3,000	3,099
Apple Inc.	1.250%	8/20/30	1,000	997
Apple Inc.	4.500%	2/23/36	825	1,096

Apple Inc.	3.850%	5/4/43	2,025	2,521
Apple Inc.	4.450%	5/6/44	625	839
Apple Inc.	3.450%	2/9/45	2,344	2,741
Apple Inc.	4.375%	5/13/45	1,275	1,704
Apple Inc.	4.650%	2/23/46	3,720	5,175
Apple Inc.	3.850%	8/4/46	1,350	1,673
Apple Inc.	4.250%	2/9/47	800	1,062
Apple Inc.	3.750%	9/12/47	1,842	2,265
Apple Inc.	3.750%	11/13/47	1,000	1,229
Apple Inc.	2.950%	9/11/49	1,600	1,749
Apple Inc.	2.650%	5/11/50	1,855	1,926
Apple Inc.	2.400%	8/20/50	1,000	989
Apple Inc.	2.550%	8/20/60	1,500	1,482
Applied Materials Inc.	3.900%	10/1/25	550	633
Applied Materials Inc.	3.300%	4/1/27	865	979
Applied Materials Inc.	1.750%	6/1/30	350	359
Applied Materials Inc.	5.100%	10/1/35	400	553
Applied Materials Inc.	5.850%	6/15/41	250	372
Applied Materials Inc.	4.350%	4/1/47	725	960
Applied Materials Inc.	2.750%	6/1/50	550	575
Arrow Electronics Inc.	3.500%	4/1/22	325	336
Arrow Electronics Inc.	4.500%	3/1/23	400	427
Arrow Electronics Inc.	3.250%	9/8/24	509	549
Arrow Electronics Inc.	4.000%	4/1/25	300	324
Arrow Electronics Inc.	3.875%	1/12/28	250	276
Autodesk Inc.	3.600%	12/15/22	100	106
Autodesk Inc.	4.375%	6/15/25	250	286
Autodesk Inc.	3.500%	6/15/27	375	426
Autodesk Inc.	2.850%	1/15/30	360	398
Avnet Inc.	4.875%	12/1/22	400	430
Avnet Inc.	4.625%	4/15/26	450	502
Baidu Inc.	2.875%	7/6/22	1,050	1,082
Baidu Inc.	3.500%	11/28/22	500	524
Baidu Inc.	3.875%	9/29/23	800	860
Baidu Inc.	4.375%	5/14/24	400	439
Baidu Inc.	3.075%	4/7/25	200	212
Baidu Inc.	3.625%	7/6/27	325	357
Baidu Inc.	4.375%	3/29/28	400	458
Baidu Inc.	4.875%	11/14/28	300	356
Baidu Inc.	3.425%	4/7/30	700	768
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	925	961
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	525	564
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	1,925	2,053
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	3,150	3,491
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	1,000	1,083
Broadcom Inc.	3.125%	10/15/22	1,200	1,254
Broadcom Inc.	2.250%	11/15/23	700	728
Broadcom Inc.	3.625%	10/15/24	1,377	1,501
Broadcom Inc.	4.700%	4/15/25	1,600	1,815
Broadcom Inc.	3.150%	11/15/25	2,000	2,157
Broadcom Inc.	4.250%	4/15/26	1,600	1,810
Broadcom Inc.	3.459%	9/15/26	3,288	3,581

Broadcom Inc.	4.110%	9/15/28	1,865	2,086
Broadcom Inc.	4.750%	4/15/29	2,325	2,699
Broadcom Inc.	5.000%	4/15/30	1,700	2,004
Broadcom Inc.	4.150%	11/15/30	2,000	2,244
Broadcom Inc.	4.300%	11/15/32	1,500	1,711
Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	356
Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	405
Cadence Design Systems Inc.	4.375%	10/15/24	279	313
Cisco Systems Inc.	2.600%	2/28/23	250	263
Cisco Systems Inc.	2.200%	9/20/23	500	525
Cisco Systems Inc.	3.625%	3/4/24	2,000	2,217
Cisco Systems Inc.	2.950%	2/28/26	550	613
Cisco Systems Inc.	2.500%	9/20/26	1,150	1,260
Cisco Systems Inc.	5.900%	2/15/39	1,400	2,121
Cisco Systems Inc.	5.500%	1/15/40	1,275	1,887
Citrix Systems Inc.	4.500%	12/1/27	300	343
Citrix Systems Inc.	3.300%	3/1/30	300	317
Corning Inc.	2.900%	5/15/22	625	645
Corning Inc.	4.700%	3/15/37	750	912
Corning Inc.	5.750%	8/15/40	665	901
Corning Inc.	4.750%	3/15/42	300	376
Corning Inc.	4.375%	11/15/57	650	781
Corning Inc.	5.450%	11/15/79	500	636
1 Dell International LLC / EMC Corp.	5.450%	6/15/23	2,850	3,119
1 Dell International LLC / EMC Corp.	4.000%	7/15/24	625	675
1 Dell International LLC / EMC Corp.	5.850%	7/15/25	700	817
1 Dell International LLC / EMC Corp.	4.900%	10/1/26	1,000	1,126
1 Dell International LLC / EMC Corp.	6.100%	7/15/27	300	354
1 Dell International LLC / EMC Corp.	5.300%	10/1/29	1,150	1,312
1 Dell International LLC / EMC Corp.	6.200%	7/15/30	1,675	2,005
1 Dell International LLC / EMC Corp.	8.100%	7/15/36	1,300	1,703
1 Dell International LLC / EMC Corp.	8.350%	7/15/46	1,500	1,986
1 Diamond 1 Finance Corp / Diamond 2
Finance Corp	6.020%	6/15/26	3,500	4,119
DXC Technology Co.	4.000%	4/15/23	300	316
DXC Technology Co.	4.250%	4/15/24	1,050	1,130
DXC Technology Co.	4.125%	4/15/25	3,370	3,615
Equifax Inc.	3.600%	8/15/21	125	128
Equifax Inc.	3.950%	6/15/23	225	244
Equifax Inc.	2.600%	12/1/24	200	213
Equifax Inc.	2.600%	12/15/25	375	402
Equifax Inc.	3.100%	5/15/30	445	485
Equinix Inc.	2.625%	11/18/24	800	851
Equinix Inc.	1.250%	7/15/25	500	504
Equinix Inc.	1.000%	9/15/25	500	496
Equinix Inc.	2.900%	11/18/26	1,250	1,348
Equinix Inc.	5.375%	5/15/27	500	544
Equinix Inc.	1.800%	7/15/27	1,150	1,162
Equinix Inc.	3.200%	11/18/29	1,000	1,100
Equinix Inc.	2.150%	7/15/30	825	834
Equinix Inc.	3.000%	7/15/50	400	396
Fidelity National Information Services Inc.	3.500%	4/15/23	530	565
Fidelity National Information Services Inc.	3.875%	6/5/24	588	648
Fidelity National Information Services Inc.	3.000%	8/15/26	993	1,102
Fidelity National Information Services Inc.	3.750%	5/21/29	500	588
Fiserv Inc.	3.800%	10/1/23	1,000	1,090
Fiserv Inc.	2.750%	7/1/24	1,600	1,710

Fiserv Inc.	3.850%	6/1/25	1,467	1,652
Fiserv Inc.	3.200%	7/1/26	1,300	1,444
Fiserv Inc.	2.250%	6/1/27	1,550	1,636
Fiserv Inc.	4.200%	10/1/28	800	950
Fiserv Inc.	3.500%	7/1/29	2,505	2,850
Fiserv Inc.	2.650%	6/1/30	1,900	2,039
Fiserv Inc.	4.400%	7/1/49	1,650	2,070
Flex Ltd.	5.000%	2/15/23	500	546
Flex Ltd.	4.750%	6/15/25	25	28
Flex Ltd.	4.875%	6/15/29	200	230
FLIR Systems Inc.	2.500%	8/1/30	500	511
Global Payments Inc.	3.750%	6/1/23	500	535
Global Payments Inc.	4.000%	6/1/23	475	515
Global Payments Inc.	2.650%	2/15/25	1,400	1,486
Global Payments Inc.	4.800%	4/1/26	600	701
Global Payments Inc.	4.450%	6/1/28	300	348
Global Payments Inc.	3.200%	8/15/29	1,100	1,199
Global Payments Inc.	2.900%	5/15/30	500	534
Global Payments Inc.	4.150%	8/15/49	1,200	1,398
Hewlett Packard Enterprise Co.	3.500%	10/5/21	1,890	1,944
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,230
Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	309
Hewlett Packard Enterprise Co.	4.450%	10/2/23	900	990
Hewlett Packard Enterprise Co.	1.450%	4/1/24	500	506
Hewlett Packard Enterprise Co.	4.650%	10/1/24	800	902
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,833
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	443
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,188
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,050	1,334
HP Inc.	4.050%	9/15/22	401	427
HP Inc.	2.200%	6/17/25	1,925	2,016
HP Inc.	3.000%	6/17/27	2,500	2,696
HP Inc.	3.400%	6/17/30	1,500	1,607
HP Inc.	6.000%	9/15/41	610	743
IBM Credit LLC	3.600%	11/30/21	425	441
IBM Credit LLC	2.200%	9/8/22	750	776
IBM Credit LLC	3.000%	2/6/23	850	900
Intel Corp.	3.300%	10/1/21	1,425	1,468
Intel Corp.	3.100%	7/29/22	625	656
Intel Corp.	2.700%	12/15/22	768	808
Intel Corp.	2.875%	5/11/24	2,675	2,889
Intel Corp.	3.400%	3/25/25	1,050	1,173
Intel Corp.	3.700%	7/29/25	2,005	2,273
Intel Corp.	2.600%	5/19/26	1,140	1,249
Intel Corp.	3.750%	3/25/27	1,750	2,040
Intel Corp.	2.450%	11/15/29	1,400	1,523
Intel Corp.	3.900%	3/25/30	2,240	2,701
Intel Corp.	4.000%	12/15/32	1,125	1,408
Intel Corp.	4.600%	3/25/40	2,600	3,444
Intel Corp.	4.800%	10/1/41	665	908
Intel Corp.	4.100%	5/19/46	1,050	1,310
Intel Corp.	4.100%	5/11/47	800	1,005
Intel Corp.	3.734%	12/8/47	2,200	2,621
Intel Corp.	3.250%	11/15/49	600	669
Intel Corp.	4.750%	3/25/50	2,185	2,995
Intel Corp.	3.100%	2/15/60	600	642
Intel Corp.	4.950%	3/25/60	1,755	2,557

International Business Machines Corp.	2.850%	5/13/22	2,200	2,289
International Business Machines Corp.	1.875%	8/1/22	1,900	1,952
International Business Machines Corp.	2.875%	11/9/22	1,150	1,209
International Business Machines Corp.	3.375%	8/1/23	1,100	1,189
International Business Machines Corp.	3.625%	2/12/24	1,400	1,535
International Business Machines Corp.	3.000%	5/15/24	2,500	2,708
International Business Machines Corp.	3.450%	2/19/26	900	1,019
International Business Machines Corp.	3.300%	5/15/26	2,365	2,665
International Business Machines Corp.	1.700%	5/15/27	1,900	1,959
International Business Machines Corp.	3.500%	5/15/29	2,900	3,352
International Business Machines Corp.	1.950%	5/15/30	2,000	2,055
International Business Machines Corp.	4.150%	5/15/39	1,350	1,650
International Business Machines Corp.	5.600%	11/30/39	514	729
International Business Machines Corp.	2.850%	5/15/40	970	1,030
International Business Machines Corp.	4.000%	6/20/42	730	878
International Business Machines Corp.	4.250%	5/15/49	2,800	3,487
International Business Machines Corp.	2.950%	5/15/50	970	997
Intuit Inc.	0.650%	7/15/23	300	301
Intuit Inc.	0.950%	7/15/25	400	404
Intuit Inc.	1.350%	7/15/27	400	406
Intuit Inc.	1.650%	7/15/30	400	407
Jabil Inc.	3.950%	1/12/28	400	441
Jabil Inc.	3.600%	1/15/30	500	532
Jabil Inc.	3.000%	1/15/31	450	459
Juniper Networks Inc.	4.350%	6/15/25	652	733
Juniper Networks Inc.	3.750%	8/15/29	1,000	1,145
Juniper Networks Inc.	5.950%	3/15/41	150	190
Keysight Technologies Inc.	4.550%	10/30/24	734	828
Keysight Technologies Inc.	4.600%	4/6/27	375	438
Keysight Technologies Inc.	3.000%	10/30/29	425	465
KLA Corp.	4.650%	11/1/24	825	942
KLA Corp.	4.100%	3/15/29	300	359
KLA Corp.	5.000%	3/15/49	800	1,070
KLA Corp.	3.300%	3/1/50	200	208
Lam Research Corp.	3.800%	3/15/25	501	564
Lam Research Corp.	3.750%	3/15/26	600	688
Lam Research Corp.	4.000%	3/15/29	800	958
Lam Research Corp.	1.900%	6/15/30	600	622
Lam Research Corp.	4.875%	3/15/49	500	702
Lam Research Corp.	2.875%	6/15/50	500	516
Lam Research Corp.	3.125%	6/15/60	400	426
1 Leidos Inc.	2.950%	5/15/23	375	394
1 Leidos Inc.	3.625%	5/15/25	355	394
1 Leidos Inc.	4.375%	5/15/30	1,200	1,404
Marvell Technology Group Ltd.	4.200%	6/22/23	425	458
Marvell Technology Group Ltd.	4.875%	6/22/28	300	360
Maxim Integrated Products Inc.	3.375%	3/15/23	400	425
Maxim Integrated Products Inc.	3.450%	6/15/27	250	278
Microchip Technology Inc.	4.333%	6/1/23	500	538
Micron Technology Inc.	2.497%	4/24/23	1,000	1,038
Micron Technology Inc.	4.640%	2/6/24	275	305
Micron Technology Inc.	4.975%	2/6/26	275	319
Micron Technology Inc.	4.185%	2/15/27	750	855
Micron Technology Inc.	5.327%	2/6/29	575	693
Micron Technology Inc.	4.663%	2/15/30	300	353
Microsoft Corp.	2.400%	2/6/22	3,055	3,137
Microsoft Corp.	2.375%	2/12/22	1,600	1,642

Microsoft Corp.	2.650%	11/3/22	1,000	1,046
Microsoft Corp.	2.375%	5/1/23	250	262
Microsoft Corp.	2.000%	8/8/23	1,900	1,984
Microsoft Corp.	2.875%	2/6/24	1,713	1,842
Microsoft Corp.	3.125%	11/3/25	2,270	2,537
Microsoft Corp.	2.400%	8/8/26	2,700	2,941
Microsoft Corp.	3.300%	2/6/27	3,800	4,344
Microsoft Corp.	3.500%	2/12/35	1,325	1,628
Microsoft Corp.	4.200%	11/3/35	1,000	1,312
Microsoft Corp.	3.450%	8/8/36	1,950	2,358
Microsoft Corp.	4.100%	2/6/37	1,650	2,140
Microsoft Corp.	3.500%	11/15/42	1,510	1,822
Microsoft Corp.	4.450%	11/3/45	1,744	2,454
Microsoft Corp.	3.700%	8/8/46	3,575	4,469
Microsoft Corp.	4.250%	2/6/47	1,150	1,579
Microsoft Corp.	2.525%	6/1/50	4,365	4,549
Microsoft Corp.	4.000%	2/12/55	2,375	3,195
Microsoft Corp.	3.950%	8/8/56	496	652
Microsoft Corp.	2.675%	6/1/60	4,807	5,031
Motorola Solutions Inc.	4.000%	9/1/24	300	333
Motorola Solutions Inc.	4.600%	2/23/28	550	642
Motorola Solutions Inc.	4.600%	5/23/29	500	589
Motorola Solutions Inc.	2.300%	11/15/30	500	495
Motorola Solutions Inc.	5.500%	9/1/44	300	348
NetApp Inc.	3.300%	9/29/24	300	328
NetApp Inc.	1.875%	6/22/25	500	516
NetApp Inc.	2.375%	6/22/27	400	418
NetApp Inc.	2.700%	6/22/30	600	620
NVIDIA Corp.	3.200%	9/16/26	764	861
NVIDIA Corp.	2.850%	4/1/30	1,150	1,295
NVIDIA Corp.	3.500%	4/1/40	700	814
NVIDIA Corp.	3.500%	4/1/50	1,465	1,702
NVIDIA Corp.	3.700%	4/1/60	350	416
1 NXP BV / NXP Funding LLC	4.875%	3/1/24	800	895
1 NXP BV / NXP Funding LLC	5.350%	3/1/26	787	929
1 NXP BV / NXP Funding LLC	5.550%	12/1/28	675	835
1 NXP BV / NXP Funding LLC / NXP USA
Inc.	3.875%	6/18/26	300	335
1 NXP BV / NXP Funding LLC / NXP USA
Inc.	3.150%	5/1/27	930	1,007
1 NXP BV / NXP Funding LLC / NXP USA
Inc.	4.300%	6/18/29	750	865
1 NXP BV / NXP Funding LLC / NXP USA
Inc.	3.400%	5/1/30	1,100	1,202
Oracle Corp.	1.900%	9/15/21	3,795	3,849
Oracle Corp.	2.500%	5/15/22	1,037	1,069
Oracle Corp.	2.400%	9/15/23	1,720	1,809
Oracle Corp.	3.400%	7/8/24	1,100	1,203
Oracle Corp.	2.950%	11/15/24	1,510	1,639
Oracle Corp.	2.500%	4/1/25	3,893	4,166
Oracle Corp.	2.650%	7/15/26	5,000	5,456
Oracle Corp.	2.800%	4/1/27	4,450	4,883
Oracle Corp.	2.950%	4/1/30	3,675	4,098
Oracle Corp.	3.250%	5/15/30	275	313
Oracle Corp.	4.300%	7/8/34	1,350	1,687
Oracle Corp.	3.900%	5/15/35	1,375	1,669
Oracle Corp.	3.850%	7/15/36	780	920

Oracle Corp.	3.800%	11/15/37	1,425	1,669
Oracle Corp.	6.125%	7/8/39	500	752
Oracle Corp.	3.600%	4/1/40	4,500	5,110
Oracle Corp.	5.375%	7/15/40	2,660	3,726
Oracle Corp.	4.500%	7/8/44	685	860
Oracle Corp.	4.125%	5/15/45	1,025	1,221
Oracle Corp.	4.000%	7/15/46	2,340	2,756
Oracle Corp.	4.000%	11/15/47	1,875	2,218
Oracle Corp.	3.600%	4/1/50	3,600	4,022
Oracle Corp.	4.375%	5/15/55	650	813
Oracle Corp.	3.850%	4/1/60	3,000	3,513
PayPal Holdings Inc.	2.200%	9/26/22	800	827
PayPal Holdings Inc.	1.350%	6/1/23	300	306
PayPal Holdings Inc.	2.400%	10/1/24	400	425
PayPal Holdings Inc.	1.650%	6/1/25	400	414
PayPal Holdings Inc.	2.650%	10/1/26	900	981
PayPal Holdings Inc.	2.850%	10/1/29	1,000	1,099
PayPal Holdings Inc.	2.300%	6/1/30	900	950
PayPal Holdings Inc.	3.250%	6/1/50	1,000	1,099
QUALCOMM Inc.	3.000%	5/20/22	650	677
QUALCOMM Inc.	2.600%	1/30/23	375	392
QUALCOMM Inc.	2.900%	5/20/24	612	658
QUALCOMM Inc.	3.450%	5/20/25	1,115	1,240
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,289
1 QUALCOMM Inc.	1.300%	5/20/28	1,947	1,935
QUALCOMM Inc.	2.150%	5/20/30	1,400	1,461
1 QUALCOMM Inc.	1.650%	5/20/32	1,931	1,912
QUALCOMM Inc.	4.650%	5/20/35	800	1,068
QUALCOMM Inc.	4.800%	5/20/45	1,000	1,335
QUALCOMM Inc.	4.300%	5/20/47	1,375	1,755
QUALCOMM Inc.	3.250%	5/20/50	500	557
salesforce.com Inc.	3.250%	4/11/23	825	884
salesforce.com Inc.	3.700%	4/11/28	1,175	1,385
Seagate HDD Cayman	4.750%	6/1/23	244	265
Seagate HDD Cayman	4.875%	3/1/24	375	408
Seagate HDD Cayman	4.750%	1/1/25	771	846
1 Seagate HDD Cayman	4.125%	1/15/31	300	325
Seagate HDD Cayman	5.750%	12/1/34	300	340
ServiceNow Inc.	1.400%	9/1/30	1,200	1,164
Tencent Music Entertainment Group	2.000%	9/3/30	400	391
Texas Instruments Inc.	1.850%	5/15/22	500	512
Texas Instruments Inc.	2.625%	5/15/24	225	241
Texas Instruments Inc.	1.375%	3/12/25	1,900	1,966
Texas Instruments Inc.	2.900%	11/3/27	400	448
Texas Instruments Inc.	2.250%	9/4/29	600	643
Texas Instruments Inc.	1.750%	5/4/30	560	576
Texas Instruments Inc.	3.875%	3/15/39	600	740
Texas Instruments Inc.	4.150%	5/15/48	1,225	1,609
Trimble Inc.	4.150%	6/15/23	100	108
Trimble Inc.	4.750%	12/1/24	300	333
Trimble Inc.	4.900%	6/15/28	400	472
Tyco Electronics Group SA	3.500%	2/3/22	725	748
Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,085
Tyco Electronics Group SA	3.125%	8/15/27	450	489
Tyco Electronics Group SA	7.125%	10/1/37	550	827
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,383
Verisk Analytics Inc.	4.000%	6/15/25	125	143

Verisk Analytics Inc.	4.125%	3/15/29	900	1,060
Verisk Analytics Inc.	5.500%	6/15/45	600	844
Verisk Analytics Inc.	3.625%	5/15/50	600	686
VMware Inc.	2.950%	8/21/22	1,310	1,363
VMware Inc.	4.500%	5/15/25	2,086	2,361
VMware Inc.	4.650%	5/15/27	400	467
VMware Inc.	3.900%	8/21/27	1,050	1,170
VMware Inc.	4.700%	5/15/30	610	725
Xilinx Inc.	2.950%	6/1/24	500	537
Xilinx Inc.	2.375%	6/1/30	550	577

Transportation (0.3%)
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	147	116
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	351	290
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	677	555
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	224	214
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	364	351
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	832	781
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	127	99
4 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	191	180
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	414	396
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	357	333
4 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	212	199
4 BNSF Funding Trust I	6.613%	12/15/55	325	365
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	417
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	419
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	438
Burlington Northern Santa Fe LLC	3.050%	9/1/22	240	251
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	660
Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	681
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	441
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	439
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	275
Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	313
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	910
Burlington Northern Santa Fe LLC	3.250%	6/15/27	375	427
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	185
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	596
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	907
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	505
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,300
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	270
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	738
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	631
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	1,091
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	679

Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	1,082
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	780
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	626
Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	811
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	666
Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	284
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	2,346
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	735
Burlington Northern Santa Fe LLC	3.050%	2/15/51	720	781
Canadian National Railway Co.	2.850%	12/15/21	525	537
Canadian National Railway Co.	2.950%	11/21/24	288	311
Canadian National Railway Co.	2.750%	3/1/26	375	409
Canadian National Railway Co.	6.250%	8/1/34	350	537
Canadian National Railway Co.	6.200%	6/1/36	350	516
Canadian National Railway Co.	6.375%	11/15/37	350	534
Canadian National Railway Co.	2.450%	5/1/50	1,200	1,209
Canadian Pacific Railway Co.	4.450%	3/15/23	430	464
Canadian Pacific Railway Co.	2.900%	2/1/25	100	108
Canadian Pacific Railway Co.	2.050%	3/5/30	400	418
Canadian Pacific Railway Co.	7.125%	10/15/31	275	408
Canadian Pacific Railway Co.	5.750%	3/15/33	425	546
Canadian Pacific Railway Co.	5.950%	5/15/37	775	1,107
Canadian Pacific Railway Co.	4.800%	8/1/45	175	234
Canadian Pacific Railway Co.	6.125%	9/15/15	755	1,137
CH Robinson Worldwide Inc.	4.200%	4/15/28	100	117
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	590	574
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	439	410
CSX Corp.	3.700%	11/1/23	200	218
CSX Corp.	3.400%	8/1/24	400	440
CSX Corp.	3.350%	11/1/25	400	450
CSX Corp.	2.600%	11/1/26	200	218
CSX Corp.	3.250%	6/1/27	650	733
CSX Corp.	3.800%	3/1/28	1,275	1,485
CSX Corp.	4.250%	3/15/29	900	1,083
CSX Corp.	2.400%	2/15/30	2,525	2,697
CSX Corp.	6.150%	5/1/37	1,000	1,425
CSX Corp.	6.220%	4/30/40	599	881
CSX Corp.	5.500%	4/15/41	725	997
CSX Corp.	4.750%	5/30/42	460	584
CSX Corp.	4.400%	3/1/43	93	114
CSX Corp.	4.100%	3/15/44	800	955
CSX Corp.	3.800%	11/1/46	400	463
CSX Corp.	4.300%	3/1/48	1,000	1,245
CSX Corp.	4.500%	3/15/49	900	1,184
CSX Corp.	3.800%	4/15/50	930	1,103
CSX Corp.	4.250%	11/1/66	500	619
CSX Corp.	4.650%	3/1/68	275	360
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	220	219
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	294	292
4 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	430	426
4 Delta Air Lines 2020-1 Class AA Pass
Through Trust	2.000%	6/10/28	400	384

FedEx Corp.	2.625%	8/1/22	1,470	1,525
FedEx Corp.	3.800%	5/15/25	1,475	1,664
FedEx Corp.	3.250%	4/1/26	500	555
FedEx Corp.	3.300%	3/15/27	350	388
FedEx Corp.	3.400%	2/15/28	1,000	1,122
FedEx Corp.	3.100%	8/5/29	825	915
FedEx Corp.	4.250%	5/15/30	1,600	1,918
FedEx Corp.	3.900%	2/1/35	200	231
FedEx Corp.	3.875%	8/1/42	200	220
FedEx Corp.	4.100%	4/15/43	300	338
FedEx Corp.	5.100%	1/15/44	600	768
FedEx Corp.	4.750%	11/15/45	975	1,205
FedEx Corp.	4.550%	4/1/46	1,150	1,392
FedEx Corp.	4.400%	1/15/47	800	947
FedEx Corp.	4.050%	2/15/48	700	801
FedEx Corp.	4.950%	10/17/48	750	954
FedEx Corp.	5.250%	5/15/50	900	1,204
FedEx Corp.	4.500%	2/1/65	150	159
4 FedEx Corp. 2020-1 Class AA Pass
Through Trust	1.875%	2/20/34	800	806
JB Hunt Transport Services Inc.	3.300%	8/15/22	400	416
JB Hunt Transport Services Inc.	3.875%	3/1/26	150	173
4 JetBlue 2019-1 Class AA Pass Through
Trust	2.750%	5/15/32	494	472
4 JetBlue 2020-1 Class A Pass Through
Trust	4.000%	11/15/32	500	514
Kansas City Southern	3.000%	5/15/23	400	412
Kansas City Southern	2.875%	11/15/29	350	371
Kansas City Southern	4.300%	5/15/43	250	261
Kansas City Southern	4.950%	8/15/45	400	447
Kansas City Southern	3.500%	5/1/50	1,400	1,446
Kirby Corp.	4.200%	3/1/28	1,200	1,245
Norfolk Southern Corp.	3.250%	12/1/21	325	334
Norfolk Southern Corp.	3.000%	4/1/22	475	491
Norfolk Southern Corp.	2.903%	2/15/23	780	819
Norfolk Southern Corp.	3.850%	1/15/24	200	220
Norfolk Southern Corp.	5.590%	5/17/25	164	196
Norfolk Southern Corp.	3.650%	8/1/25	415	469
Norfolk Southern Corp.	7.800%	5/15/27	100	138
Norfolk Southern Corp.	3.150%	6/1/27	125	140
Norfolk Southern Corp.	3.800%	8/1/28	450	529
Norfolk Southern Corp.	2.550%	11/1/29	700	760
Norfolk Southern Corp.	4.837%	10/1/41	565	742
Norfolk Southern Corp.	3.950%	10/1/42	425	504
Norfolk Southern Corp.	4.450%	6/15/45	775	987
Norfolk Southern Corp.	4.650%	1/15/46	300	389
Norfolk Southern Corp.	3.942%	11/1/47	150	179
Norfolk Southern Corp.	4.150%	2/28/48	50	62
Norfolk Southern Corp.	4.100%	5/15/49	315	395
Norfolk Southern Corp.	3.400%	11/1/49	330	368
Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,685
Norfolk Southern Corp.	4.050%	8/15/52	973	1,190
Norfolk Southern Corp.	3.155%	5/15/55	256	271
Ryder System Inc.	2.875%	6/1/22	350	362
Ryder System Inc.	3.400%	3/1/23	350	371
Ryder System Inc.	3.750%	6/9/23	1,490	1,600
Ryder System Inc.	3.650%	3/18/24	550	598

Ryder System Inc.	2.500%	9/1/24	250	263
Ryder System Inc.	4.625%	6/1/25	581	667
Ryder System Inc.	2.900%	12/1/26	325	349
Southwest Airlines Co.	2.750%	11/16/22	100	103
Southwest Airlines Co.	4.750%	5/4/23	675	721
Southwest Airlines Co.	5.250%	5/4/25	1,700	1,872
Southwest Airlines Co.	3.000%	11/15/26	400	401
Southwest Airlines Co.	5.125%	6/15/27	1,975	2,156
Southwest Airlines Co.	3.450%	11/16/27	240	242
Southwest Airlines Co.	2.625%	2/10/30	350	330
4 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	42	42
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	238	212
Union Pacific Corp.	2.950%	3/1/22	400	415
Union Pacific Corp.	4.163%	7/15/22	100	106
Union Pacific Corp.	2.950%	1/15/23	650	683
Union Pacific Corp.	2.750%	4/15/23	200	210
Union Pacific Corp.	3.500%	6/8/23	600	646
Union Pacific Corp.	3.646%	2/15/24	325	355
Union Pacific Corp.	3.150%	3/1/24	400	432
Union Pacific Corp.	3.250%	1/15/25	400	439
Union Pacific Corp.	3.750%	7/15/25	930	1,057
Union Pacific Corp.	3.250%	8/15/25	900	999
Union Pacific Corp.	2.750%	3/1/26	648	710
Union Pacific Corp.	2.150%	2/5/27	400	426
Union Pacific Corp.	3.000%	4/15/27	240	268
Union Pacific Corp.	3.950%	9/10/28	800	943
Union Pacific Corp.	3.700%	3/1/29	800	928
Union Pacific Corp.	2.400%	2/5/30	1,475	1,582
Union Pacific Corp.	3.375%	2/1/35	900	1,035
Union Pacific Corp.	3.600%	9/15/37	708	806
Union Pacific Corp.	4.150%	1/15/45	400	488
Union Pacific Corp.	4.050%	11/15/45	250	299
Union Pacific Corp.	3.350%	8/15/46	550	611
Union Pacific Corp.	3.250%	2/5/50	850	934
Union Pacific Corp.	3.799%	10/1/51	1,082	1,279
Union Pacific Corp.	3.950%	8/15/59	425	501
Union Pacific Corp.	3.839%	3/20/60	1,106	1,276
1 Union Pacific Corp.	2.973%	9/16/62	2,025	1,980
Union Pacific Corp.	4.375%	11/15/65	800	1,007
Union Pacific Corp.	4.100%	9/15/67	350	417
Union Pacific Corp.	3.750%	2/5/70	1,400	1,578
4 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	492	470
4 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	543	529
4 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	200	180
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	222	215
4 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	337	285
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	463	447
4 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	433	431

4 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	475	444
United Parcel Service Inc.	2.450%	10/1/22	800	835
United Parcel Service Inc.	2.800%	11/15/24	950	1,032
United Parcel Service Inc.	2.400%	11/15/26	1,575	1,722
United Parcel Service Inc.	3.050%	11/15/27	750	848
United Parcel Service Inc.	2.500%	9/1/29	400	436
United Parcel Service Inc.	4.450%	4/1/30	1,000	1,251
United Parcel Service Inc.	6.200%	1/15/38	505	753
United Parcel Service Inc.	5.200%	4/1/40	465	643
United Parcel Service Inc.	4.875%	11/15/40	350	468
United Parcel Service Inc.	3.625%	10/1/42	300	344
United Parcel Service Inc.	3.400%	11/15/46	390	444
United Parcel Service Inc.	4.250%	3/15/49	800	1,032
United Parcel Service Inc.	3.400%	9/1/49	200	227
United Parcel Service Inc.	5.300%	4/1/50	3,870	5,693
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	123	101
				3,365,888
Utilities (0.9%)
Electric (0.8%)
AEP Texas Inc.	2.400%	10/1/22	300	310
AEP Texas Inc.	3.950%	6/1/28	400	463
AEP Texas Inc.	3.800%	10/1/47	250	284
AEP Texas Inc.	3.450%	1/15/50	2,379	2,591
AEP Transmission Co. LLC	3.100%	12/1/26	200	225
AEP Transmission Co. LLC	4.000%	12/1/46	325	394
AEP Transmission Co. LLC	3.750%	12/1/47	450	531
AEP Transmission Co. LLC	4.250%	9/15/48	325	412
AEP Transmission Co. LLC	3.800%	6/15/49	270	325
AEP Transmission Co. LLC	3.150%	9/15/49	70	75
AEP Transmission Co. LLC	3.650%	4/1/50	300	352
Alabama Power Co.	2.450%	3/30/22	975	1,002
Alabama Power Co.	3.550%	12/1/23	700	766
Alabama Power Co.	1.450%	9/15/30	500	501
Alabama Power Co.	6.000%	3/1/39	100	146
Alabama Power Co.	3.850%	12/1/42	125	147
Alabama Power Co.	4.150%	8/15/44	300	368
Alabama Power Co.	3.750%	3/1/45	570	670
Alabama Power Co.	4.300%	1/2/46	300	379
Alabama Power Co.	3.700%	12/1/47	325	382
Alabama Power Co.	3.450%	10/1/49	3,750	4,261
Ameren Corp.	2.500%	9/15/24	750	795
Ameren Corp.	3.650%	2/15/26	440	493
Ameren Corp.	3.500%	1/15/31	680	777
Ameren Illinois Co.	2.700%	9/1/22	250	258
Ameren Illinois Co.	3.250%	3/1/25	275	302
Ameren Illinois Co.	3.800%	5/15/28	350	408
Ameren Illinois Co.	4.150%	3/15/46	475	597
Ameren Illinois Co.	3.700%	12/1/47	350	418
Ameren Illinois Co.	3.250%	3/15/50	240	269
American Electric Power Co. Inc.	3.650%	12/1/21	425	440
Appalachian Power Co.	3.400%	6/1/25	400	438
Appalachian Power Co.	7.000%	4/1/38	260	389
Appalachian Power Co.	4.400%	5/15/44	575	690
Appalachian Power Co.	4.500%	3/1/49	900	1,133
Appalachian Power Co.	3.700%	5/1/50	300	343

Arizona Public Service Co.	3.150%	5/15/25	500	546
Arizona Public Service Co.	2.950%	9/15/27	300	328
Arizona Public Service Co.	5.050%	9/1/41	525	682
Arizona Public Service Co.	4.500%	4/1/42	325	405
Arizona Public Service Co.	4.350%	11/15/45	50	63
Arizona Public Service Co.	3.750%	5/15/46	895	1,019
Arizona Public Service Co.	3.350%	5/15/50	300	330
Avangrid Inc.	3.150%	12/1/24	957	1,042
Avista Corp.	4.350%	6/1/48	300	374
Baltimore Gas & Electric Co.	3.350%	7/1/23	900	961
Baltimore Gas & Electric Co.	2.400%	8/15/26	225	241
Baltimore Gas & Electric Co.	6.350%	10/1/36	725	1,056
Baltimore Gas & Electric Co.	3.750%	8/15/47	250	294
Baltimore Gas and Electric Co.	2.900%	6/15/50	300	306
Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	157
Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	273
Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	277
1 Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,425
Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	563
1 Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	2,348
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,429
Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	642
Berkshire Hathaway Energy Co.	5.150%	11/15/43	950	1,289
Berkshire Hathaway Energy Co.	4.500%	2/1/45	405	507
Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	289
Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	448
1 Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	2,192
Black Hills Corp.	3.950%	1/15/26	250	274
Black Hills Corp.	3.150%	1/15/27	325	344
Black Hills Corp.	3.050%	10/15/29	170	185
Black Hills Corp.	4.350%	5/1/33	350	425
Black Hills Corp.	4.200%	9/15/46	250	299
Black Hills Corp.	3.875%	10/15/49	240	268
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	256
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	162
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	797
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	401
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	778
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	211
CenterPoint Energy Inc.	3.600%	11/1/21	300	310
CenterPoint Energy Inc.	2.500%	9/1/22	400	414
CenterPoint Energy Inc.	3.850%	2/1/24	500	546
CenterPoint Energy Inc.	2.500%	9/1/24	400	424
CenterPoint Energy Inc.	4.250%	11/1/28	375	442
CenterPoint Energy Inc.	2.950%	3/1/30	850	930
CenterPoint Energy Inc.	3.700%	9/1/49	100	112
Cleco Corporate Holdings LLC	3.743%	5/1/26	425	452
Cleco Corporate Holdings LLC	4.973%	5/1/46	275	307
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,468
Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	404
CMS Energy Corp.	5.050%	3/15/22	500	525
CMS Energy Corp.	3.450%	8/15/27	300	336
CMS Energy Corp.	4.875%	3/1/44	275	363
4 CMS Energy Corp.	4.750%	6/1/50	400	426
Commonwealth Edison Co.	2.950%	8/15/27	275	306
Commonwealth Edison Co.	5.900%	3/15/36	500	716
Commonwealth Edison Co.	6.450%	1/15/38	750	1,135

Commonwealth Edison Co.	4.700%	1/15/44	825	1,085
Commonwealth Edison Co.	3.700%	3/1/45	625	736
Commonwealth Edison Co.	4.350%	11/15/45	400	512
Commonwealth Edison Co.	3.750%	8/15/47	500	594
Commonwealth Edison Co.	4.000%	3/1/48	275	338
Commonwealth Edison Co.	4.000%	3/1/49	700	874
Commonwealth Edison Co.	3.200%	11/15/49	250	280
Commonwealth Edison Co.	3.000%	3/1/50	500	542
Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,365
Connecticut Light & Power Co.	3.200%	3/15/27	250	279
Connecticut Light & Power Co.	4.300%	4/15/44	375	478
Connecticut Light & Power Co.	4.150%	6/1/45	75	95
Connecticut Light & Power Co.	4.000%	4/1/48	625	792
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	307
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	2,000	2,304
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	405
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,167
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	424
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	612
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,327
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	638
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	760
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	474
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,340	1,568
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	877
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	2,180
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	94
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	447
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	656
Consumers Energy Co.	3.375%	8/15/23	225	242
Consumers Energy Co.	3.800%	11/15/28	250	298
Consumers Energy Co.	3.950%	5/15/43	500	607
Consumers Energy Co.	3.250%	8/15/46	550	614
Consumers Energy Co.	3.950%	7/15/47	500	620
Consumers Energy Co.	4.050%	5/15/48	500	630
Consumers Energy Co.	4.350%	4/15/49	530	696
Consumers Energy Co.	3.100%	8/15/50	467	507
Consumers Energy Co.	3.500%	8/1/51	850	997
Consumers Energy Co.	2.500%	5/1/60	450	422
Delmarva Power & Light Co.	3.500%	11/15/23	125	136
Delmarva Power & Light Co.	4.150%	5/15/45	600	731
Dominion Energy Inc.	2.750%	1/15/22	350	362
Dominion Energy Inc.	2.750%	9/15/22	100	103
Dominion Energy Inc.	3.071%	8/15/24	500	538
Dominion Energy Inc.	3.900%	10/1/25	425	483
Dominion Energy Inc.	2.850%	8/15/26	500	548
Dominion Energy Inc.	3.375%	4/1/30	2,300	2,592
Dominion Energy Inc.	6.300%	3/15/33	500	694
Dominion Energy Inc.	5.250%	8/1/33	200	255
Dominion Energy Inc.	7.000%	6/15/38	300	455
Dominion Energy Inc.	4.900%	8/1/41	890	1,156
Dominion Energy Inc.	4.050%	9/15/42	400	474
Dominion Energy Inc.	4.600%	3/15/49	500	659
4 Dominion Energy Inc.	5.750%	10/1/54	375	392
Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	539
Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	654
Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	346

Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,858
Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	632
DTE Electric Co.	3.650%	3/15/24	825	903
DTE Electric Co.	3.375%	3/1/25	150	166
DTE Electric Co.	2.250%	3/1/30	400	424
DTE Electric Co.	2.625%	3/1/31	400	439
DTE Electric Co.	4.000%	4/1/43	300	360
DTE Electric Co.	3.700%	3/15/45	200	234
DTE Electric Co.	3.700%	6/1/46	550	644
DTE Electric Co.	3.750%	8/15/47	450	536
DTE Electric Co.	4.050%	5/15/48	500	624
DTE Electric Co.	3.950%	3/1/49	500	629
DTE Energy Co.	2.600%	6/15/22	200	206
DTE Energy Co.	3.300%	6/15/22	250	260
DTE Energy Co.	2.250%	11/1/22	300	310
DTE Energy Co.	3.700%	8/1/23	500	538
DTE Energy Co.	3.500%	6/1/24	525	570
DTE Energy Co.	1.050%	6/1/25	500	501
DTE Energy Co.	2.850%	10/1/26	675	730
DTE Energy Co.	3.800%	3/15/27	2,500	2,801
DTE Energy Co.	3.400%	6/15/29	150	167
DTE Energy Co.	2.950%	3/1/30	235	253
DTE Energy Co.	6.375%	4/15/33	100	140
Duke Energy Carolinas LLC	6.000%	12/1/28	300	392
Duke Energy Carolinas LLC	2.450%	8/15/29	75	81
Duke Energy Carolinas LLC	2.450%	2/1/30	400	433
Duke Energy Carolinas LLC	6.100%	6/1/37	425	624
Duke Energy Carolinas LLC	6.000%	1/15/38	325	486
Duke Energy Carolinas LLC	6.050%	4/15/38	25	38
Duke Energy Carolinas LLC	5.300%	2/15/40	710	1,006
Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,246
Duke Energy Carolinas LLC	4.000%	9/30/42	675	827
Duke Energy Carolinas LLC	3.875%	3/15/46	1,070	1,304
Duke Energy Carolinas LLC	3.700%	12/1/47	425	508
Duke Energy Carolinas LLC	3.950%	3/15/48	400	497
Duke Energy Carolinas LLC	3.200%	8/15/49	750	824
Duke Energy Corp.	2.400%	8/15/22	1,000	1,034
Duke Energy Corp.	3.950%	10/15/23	225	245
Duke Energy Corp.	3.750%	4/15/24	725	795
Duke Energy Corp.	0.900%	9/15/25	500	499
Duke Energy Corp.	2.650%	9/1/26	595	643
Duke Energy Corp.	2.450%	6/1/30	1,700	1,791
Duke Energy Corp.	4.800%	12/15/45	700	891
Duke Energy Corp.	3.750%	9/1/46	1,006	1,145
Duke Energy Corp.	4.200%	6/15/49	1,200	1,461
Duke Energy Florida LLC	3.200%	1/15/27	450	507
Duke Energy Florida LLC	3.800%	7/15/28	425	499
Duke Energy Florida LLC	2.500%	12/1/29	1,800	1,952
Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,728
Duke Energy Florida LLC	6.350%	9/15/37	525	799
Duke Energy Florida LLC	6.400%	6/15/38	800	1,237
Duke Energy Florida LLC	3.400%	10/1/46	400	450
Duke Energy Florida LLC	4.200%	7/15/48	425	537
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	144	141
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	438
Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,675
Duke Energy Indiana LLC	4.900%	7/15/43	250	334

Duke Energy Indiana LLC	3.750%	5/15/46	875	1,022
Duke Energy Indiana LLC	2.750%	4/1/50	775	792
Duke Energy Ohio Inc.	2.125%	6/1/30	200	210
Duke Energy Ohio Inc.	3.700%	6/15/46	650	758
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,258
Duke Energy Progress LLC	2.800%	5/15/22	350	362
Duke Energy Progress LLC	3.375%	9/1/23	150	161
Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,261
Duke Energy Progress LLC	3.700%	9/1/28	425	495
Duke Energy Progress LLC	6.300%	4/1/38	300	453
Duke Energy Progress LLC	4.375%	3/30/44	525	666
Duke Energy Progress LLC	4.150%	12/1/44	100	124
Duke Energy Progress LLC	4.200%	8/15/45	525	656
Duke Energy Progress LLC	3.700%	10/15/46	950	1,124
Duke Energy Progress LLC	2.500%	8/15/50	550	533
Edison International	2.400%	9/15/22	550	558
Edison International	2.950%	3/15/23	750	768
Edison International	5.750%	6/15/27	100	110
El Paso Electric Co.	6.000%	5/15/35	175	232
El Paso Electric Co.	5.000%	12/1/44	250	306
Emera US Finance LP	4.750%	6/15/46	1,485	1,782
Enel Americas SA	4.000%	10/25/26	700	764
Enel Chile SA	4.875%	6/12/28	600	708
Entergy Arkansas Inc.	3.500%	4/1/26	150	170
Entergy Corp.	4.000%	7/15/22	550	580
Entergy Corp.	0.900%	9/15/25	500	499
Entergy Corp.	2.800%	6/15/30	400	433
Entergy Corp.	3.750%	6/15/50	1,400	1,601
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,676
Entergy Louisiana LLC	5.400%	11/1/24	238	281
Entergy Louisiana LLC	2.400%	10/1/26	200	216
Entergy Louisiana LLC	3.120%	9/1/27	350	389
Entergy Louisiana LLC	3.250%	4/1/28	300	338
Entergy Louisiana LLC	3.050%	6/1/31	375	429
Entergy Louisiana LLC	4.000%	3/15/33	625	780
Entergy Louisiana LLC	4.950%	1/15/45	400	440
Entergy Louisiana LLC	4.200%	9/1/48	650	830
Entergy Louisiana LLC	4.200%	4/1/50	500	639
Entergy Louisiana LLC	2.900%	3/15/51	700	733
Entergy Mississippi LLC	2.850%	6/1/28	750	821
Entergy Mississippi LLC	3.850%	6/1/49	250	306
Entergy Texas Inc.	1.750%	3/15/31	500	495
Entergy Texas Inc.	3.550%	9/30/49	2,705	3,029
Evergy Inc.	2.450%	9/15/24	850	898
Evergy Inc.	2.900%	9/15/29	650	697
Evergy Metro Inc.	2.250%	6/1/30	300	318
Eversource Energy	2.750%	3/15/22	350	361
Eversource Energy	3.800%	12/1/23	350	382
Eversource Energy	2.900%	10/1/24	275	297
Eversource Energy	3.150%	1/15/25	1,475	1,609
Eversource Energy	0.800%	8/15/25	500	497
Eversource Energy	3.300%	1/15/28	200	223
Eversource Energy	4.250%	4/1/29	325	389
Eversource Energy	1.650%	8/15/30	500	497
Eversource Energy	3.450%	1/15/50	500	555
Exelon Corp.	3.497%	6/1/22	500	523
Exelon Corp.	3.950%	6/15/25	637	718

Exelon Corp.	3.400%	4/15/26	1,500	1,674
Exelon Corp.	4.050%	4/15/30	975	1,141
Exelon Corp.	4.950%	6/15/35	800	999
Exelon Corp.	5.625%	6/15/35	415	550
Exelon Corp.	5.100%	6/15/45	180	236
Exelon Corp.	4.450%	4/15/46	500	606
Exelon Corp.	4.700%	4/15/50	2,700	3,456
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,089
Exelon Generation Co. LLC	4.250%	6/15/22	400	422
Exelon Generation Co. LLC	3.250%	6/1/25	1,750	1,916
Exelon Generation Co. LLC	5.750%	10/1/41	325	380
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,318
FirstEnergy Corp.	2.850%	7/15/22	450	461
FirstEnergy Corp.	4.250%	3/15/23	200	212
FirstEnergy Corp.	1.600%	1/15/26	500	497
FirstEnergy Corp.	3.900%	7/15/27	500	547
FirstEnergy Corp.	2.250%	9/1/30	500	489
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,851
FirstEnergy Corp.	4.850%	7/15/47	1,008	1,211
FirstEnergy Corp.	3.400%	3/1/50	350	340
Florida Power & Light Co.	2.850%	4/1/25	1,300	1,425
Florida Power & Light Co.	5.625%	4/1/34	225	323
Florida Power & Light Co.	4.950%	6/1/35	50	69
Florida Power & Light Co.	5.650%	2/1/37	325	461
Florida Power & Light Co.	5.950%	2/1/38	175	259
Florida Power & Light Co.	5.960%	4/1/39	225	337
Florida Power & Light Co.	4.125%	2/1/42	1,675	2,095
Florida Power & Light Co.	4.050%	6/1/42	475	592
Florida Power & Light Co.	3.800%	12/15/42	325	393
Florida Power & Light Co.	4.050%	10/1/44	450	569
Florida Power & Light Co.	3.700%	12/1/47	550	668
Florida Power & Light Co.	3.950%	3/1/48	800	1,008
Florida Power & Light Co.	3.990%	3/1/49	500	635
Florida Power & Light Co.	3.150%	10/1/49	1,080	1,216
Fortis Inc.	3.055%	10/4/26	754	823
Georgia Power Co.	2.850%	5/15/22	300	311
Georgia Power Co.	2.100%	7/30/23	475	495
Georgia Power Co.	2.200%	9/15/24	395	416
Georgia Power Co.	3.250%	4/1/26	256	284
Georgia Power Co.	3.250%	3/30/27	550	606
Georgia Power Co.	2.650%	9/15/29	250	268
Georgia Power Co.	4.750%	9/1/40	625	760
Georgia Power Co.	4.300%	3/15/42	575	684
Georgia Power Co.	4.300%	3/15/43	250	297
Georgia Power Co.	3.700%	1/30/50	250	280
Gulf Power Co.	3.300%	5/30/27	250	281
Iberdrola International BV	6.750%	7/15/36	175	253
Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,138
Indiana Michigan Power Co.	4.550%	3/15/46	700	893
Indiana Michigan Power Co.	3.750%	7/1/47	550	636
Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,202
Interstate Power & Light Co.	4.100%	9/26/28	450	537
Interstate Power & Light Co.	3.600%	4/1/29	240	276
Interstate Power & Light Co.	6.250%	7/15/39	250	363
Interstate Power & Light Co.	3.700%	9/15/46	250	283
Interstate Power and Light Co.	2.300%	6/1/30	300	316
ITC Holdings Corp.	2.700%	11/15/22	400	417

ITC Holdings Corp.	3.650%	6/15/24	300	328
ITC Holdings Corp.	3.350%	11/15/27	400	447
ITC Holdings Corp.	5.300%	7/1/43	900	1,184
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	152	194
Kansas City Power & Light Co.	3.150%	3/15/23	220	233
Kansas City Power & Light Co.	5.300%	10/1/41	480	641
Kansas City Power & Light Co.	4.200%	6/15/47	225	280
Kentucky Utilities Co.	5.125%	11/1/40	650	874
Kentucky Utilities Co.	3.300%	6/1/50	500	546
Louisville Gas & Electric Co.	3.300%	10/1/25	250	278
MidAmerican Energy Co.	3.100%	5/1/27	450	504
MidAmerican Energy Co.	6.750%	12/30/31	725	1,093
MidAmerican Energy Co.	5.800%	10/15/36	775	1,098
MidAmerican Energy Co.	4.800%	9/15/43	300	398
MidAmerican Energy Co.	3.650%	8/1/48	575	678
MidAmerican Energy Co.	4.250%	7/15/49	1,600	2,072
Mississippi Power Co.	4.250%	3/15/42	375	440
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	175	178
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	1,400	1,468
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	1,600	1,713
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	475	531
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	500	576
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	250	299
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	1,533	1,803
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	425	462
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,014	1,236
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	102
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	325	348
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	800	1,034
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	400	519
Nevada Power Co.	3.700%	5/1/29	500	586
Nevada Power Co.	2.400%	5/1/30	441	474
Nevada Power Co.	6.650%	4/1/36	410	605
Nevada Power Co.	3.125%	8/1/50	300	323
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	881
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	680
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	540
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	6,450	6,967
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	224
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	794
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	400
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	324
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,587

4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	486
4 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	341
Northern States Power Co.	6.250%	6/1/36	325	477
Northern States Power Co.	6.200%	7/1/37	250	373
Northern States Power Co.	5.350%	11/1/39	375	531
Northern States Power Co.	3.400%	8/15/42	410	468
Northern States Power Co.	4.000%	8/15/45	200	250
Northern States Power Co.	2.900%	3/1/50	1,890	2,009
Northern States Power Co.	2.600%	6/1/51	600	607
NorthWestern Corp.	4.176%	11/15/44	250	303
NSTAR Electric Co.	2.375%	10/15/22	125	129
NSTAR Electric Co.	3.200%	5/15/27	550	615
NSTAR Electric Co.	3.250%	5/15/29	300	340
NSTAR Electric Co.	5.500%	3/15/40	540	758
NSTAR Electric Co.	4.400%	3/1/44	223	284
Oglethorpe Power Corp.	5.950%	11/1/39	100	127
Oglethorpe Power Corp.	5.375%	11/1/40	630	769
Ohio Power Co.	5.375%	10/1/21	575	604
Ohio Power Co.	4.000%	6/1/49	500	611
Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	342
Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	225
Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	264
Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	283
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	604
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	429
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	300
1 Oncor Electric Delivery Co. LLC	0.550%	10/1/25	500	497
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	177
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	500	557
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,550
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	548
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	639
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	208
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	238
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	303
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	511
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	1,319
Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	240
1 Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	382
Pacific Gas & Electric Co.	3.850%	11/15/23	750	791
Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,255
Pacific Gas & Electric Co.	3.950%	12/1/47	1,000	923
Pacific Gas and Electric Co.	1.750%	6/16/22	2,000	1,998
Pacific Gas and Electric Co.	3.450%	7/1/25	500	523
Pacific Gas and Electric Co.	3.150%	1/1/26	1,300	1,331
Pacific Gas and Electric Co.	3.750%	7/1/28	1,200	1,246
Pacific Gas and Electric Co.	4.550%	7/1/30	4,150	4,484
Pacific Gas and Electric Co.	4.500%	7/1/40	2,300	2,329
Pacific Gas and Electric Co.	4.750%	2/15/44	1,000	1,024
Pacific Gas and Electric Co.	4.300%	3/15/45	800	780
Pacific Gas and Electric Co.	4.950%	7/1/50	2,700	2,887
Pacific Gas and Electric Co.	3.500%	8/1/50	1,500	1,352
PacifiCorp	2.950%	2/1/22	1,000	1,027
PacifiCorp	3.600%	4/1/24	500	550
PacifiCorp	3.500%	6/15/29	600	694
PacifiCorp	2.700%	9/15/30	800	882
PacifiCorp	5.250%	6/15/35	475	664

PacifiCorp	6.100%	8/1/36	525	739
PacifiCorp	5.750%	4/1/37	410	562
PacifiCorp	6.250%	10/15/37	625	901
PacifiCorp	6.350%	7/15/38	250	367
PacifiCorp	4.125%	1/15/49	1,700	2,102
PacifiCorp	3.300%	3/15/51	750	841
PECO Energy Co.	2.375%	9/15/22	225	233
PECO Energy Co.	3.000%	9/15/49	1,000	1,066
PECO Energy Co.	2.800%	6/15/50	1,000	1,040
Pinnacle West Capital Corp.	1.300%	6/15/25	500	508
Potomac Electric Power Co.	6.500%	11/15/37	400	590
Potomac Electric Power Co.	4.150%	3/15/43	550	666
PPL Capital Funding Inc.	3.500%	12/1/22	375	395
PPL Capital Funding Inc.	3.400%	6/1/23	25	27
PPL Capital Funding Inc.	3.950%	3/15/24	225	244
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,769
PPL Electric Utilities Corp.	6.250%	5/15/39	300	440
PPL Electric Utilities Corp.	4.125%	6/15/44	700	860
PPL Electric Utilities Corp.	4.150%	10/1/45	300	374
PPL Electric Utilities Corp.	3.950%	6/1/47	350	427
PPL Electric Utilities Corp.	4.150%	6/15/48	300	378
Progress Energy Inc.	3.150%	4/1/22	1,500	1,549
Progress Energy Inc.	7.750%	3/1/31	625	917
Progress Energy Inc.	7.000%	10/30/31	200	285
Progress Energy Inc.	6.000%	12/1/39	480	668
PSEG Power LLC	3.850%	6/1/23	575	620
Public Service Co. of Colorado	3.700%	6/15/28	300	347
Public Service Co. of Colorado	1.900%	1/15/31	300	312
Public Service Co. of Colorado	3.600%	9/15/42	225	262
Public Service Co. of Colorado	4.100%	6/15/48	300	385
Public Service Co. of Colorado	3.200%	3/1/50	1,300	1,461
Public Service Co. of Colorado	2.700%	1/15/51	200	203
Public Service Co. of New Hampshire	3.500%	11/1/23	150	163
Public Service Co. of New Hampshire	3.600%	7/1/49	250	297
Public Service Electric & Gas Co.	3.000%	5/15/25	500	547
Public Service Electric & Gas Co.	3.000%	5/15/27	250	276
Public Service Electric & Gas Co.	3.200%	5/15/29	300	342
Public Service Electric & Gas Co.	2.450%	1/15/30	200	217
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,865
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,221
Public Service Electric & Gas Co.	3.600%	12/1/47	275	327
Public Service Electric & Gas Co.	3.850%	5/1/49	350	442
Public Service Electric & Gas Co.	3.150%	1/1/50	750	846
Public Service Electric & Gas Co.	2.700%	5/1/50	850	885
Public Service Electric & Gas Co.	2.050%	8/1/50	500	454
Public Service Enterprise Group Inc.	2.650%	11/15/22	475	495
Public Service Enterprise Group Inc.	0.800%	8/15/25	400	398
Public Service Enterprise Group Inc.	1.600%	8/15/30	750	738
Puget Energy Inc.	5.625%	7/15/22	400	430
Puget Energy Inc.	3.650%	5/15/25	300	316
1 Puget Energy Inc.	4.100%	6/15/30	400	446
Puget Sound Energy Inc.	6.274%	3/15/37	450	652
Puget Sound Energy Inc.	5.757%	10/1/39	495	714
Puget Sound Energy Inc.	5.638%	4/15/41	390	554
Puget Sound Energy Inc.	4.300%	5/20/45	1,050	1,318
Puget Sound Energy Inc.	4.223%	6/15/48	500	626
San Diego Gas & Electric Co.	3.600%	9/1/23	75	81

San Diego Gas & Electric Co.	2.500%	5/15/26	350	377
San Diego Gas & Electric Co.	1.700%	10/1/30	500	495
San Diego Gas & Electric Co.	6.000%	6/1/39	250	364
San Diego Gas & Electric Co.	4.500%	8/15/40	505	622
San Diego Gas & Electric Co.	3.750%	6/1/47	325	372
San Diego Gas & Electric Co.	4.150%	5/15/48	325	396
San Diego Gas & Electric Co.	3.320%	4/15/50	800	872
Sierra Pacific Power Co.	2.600%	5/1/26	300	327
4 Southern California Edison Co.	1.845%	2/1/22	75	75
Southern California Edison Co.	2.400%	2/1/22	225	230
Southern California Edison Co.	3.400%	6/1/23	475	499
Southern California Edison Co.	3.500%	10/1/23	300	321
Southern California Edison Co.	3.700%	8/1/25	700	778
Southern California Edison Co.	3.650%	3/1/28	1,407	1,546
Southern California Edison Co.	4.200%	3/1/29	200	230
Southern California Edison Co.	6.650%	4/1/29	850	1,012
Southern California Edison Co.	2.850%	8/1/29	325	342
Southern California Edison Co.	2.250%	6/1/30	300	299
Southern California Edison Co.	5.750%	4/1/35	508	674
Southern California Edison Co.	5.350%	7/15/35	1,135	1,457
Southern California Edison Co.	5.625%	2/1/36	500	605
Southern California Edison Co.	5.500%	3/15/40	400	499
Southern California Edison Co.	4.500%	9/1/40	205	229
Southern California Edison Co.	4.050%	3/15/42	1,945	2,076
Southern California Edison Co.	3.900%	3/15/43	475	495
Southern California Edison Co.	3.600%	2/1/45	150	153
Southern California Edison Co.	4.000%	4/1/47	1,420	1,520
Southern California Edison Co.	4.125%	3/1/48	970	1,057
Southern California Edison Co.	4.875%	3/1/49	400	475
Southern California Edison Co.	3.650%	2/1/50	800	821
Southern Co.	2.950%	7/1/23	525	556
Southern Co.	3.250%	7/1/26	500	555
Southern Co.	4.250%	7/1/36	575	663
Southern Co.	4.400%	7/1/46	1,135	1,343
4 Southern Co.	4.000%	1/15/51	500	498
Southern Power Co.	2.500%	12/15/21	300	307
Southern Power Co.	4.150%	12/1/25	375	429
Southern Power Co.	5.150%	9/15/41	660	748
Southern Power Co.	5.250%	7/15/43	500	571
Southern Power Co.	4.950%	12/15/46	300	333
Southwestern Electric Power Co.	2.750%	10/1/26	300	323
Southwestern Electric Power Co.	4.100%	9/15/28	550	636
Southwestern Electric Power Co.	6.200%	3/15/40	300	411
Southwestern Electric Power Co.	3.900%	4/1/45	1,000	1,102
Southwestern Electric Power Co.	3.850%	2/1/48	375	412
Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,190
Southwestern Public Service Co.	4.500%	8/15/41	350	432
Southwestern Public Service Co.	3.750%	6/15/49	750	899
Southwestern Public Service Co.	3.150%	5/1/50	300	330
Tampa Electric Co.	4.350%	5/15/44	150	185
Tampa Electric Co.	4.300%	6/15/48	300	377
Tampa Electric Co.	3.625%	6/15/50	250	294
Toledo Edison Co.	6.150%	5/15/37	250	355
Tucson Electric Power Co.	3.050%	3/15/25	200	218
Tucson Electric Power Co.	4.850%	12/1/48	490	664
Union Electric Co.	3.500%	4/15/24	990	1,077
Union Electric Co.	2.950%	6/15/27	300	331

Union Electric Co.	3.500%	3/15/29	350	404
Union Electric Co.	2.950%	3/15/30	800	895
Union Electric Co.	3.900%	9/15/42	425	506
Union Electric Co.	3.650%	4/15/45	575	668
Union Electric Co.	4.000%	4/1/48	350	433
Union Electric Co.	3.250%	10/1/49	100	113
Virginia Electric & Power Co.	2.950%	1/15/22	750	768
Virginia Electric & Power Co.	3.450%	2/15/24	250	269
Virginia Electric & Power Co.	3.100%	5/15/25	500	547
Virginia Electric & Power Co.	2.950%	11/15/26	300	334
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,425
Virginia Electric & Power Co.	3.800%	4/1/28	525	618
Virginia Electric & Power Co.	6.000%	1/15/36	375	528
Virginia Electric & Power Co.	6.000%	5/15/37	500	716
Virginia Electric & Power Co.	6.350%	11/30/37	375	559
Virginia Electric & Power Co.	8.875%	11/15/38	1,200	2,149
Virginia Electric & Power Co.	4.000%	1/15/43	400	488
Virginia Electric & Power Co.	4.450%	2/15/44	1,100	1,427
Virginia Electric & Power Co.	4.000%	11/15/46	500	621
Virginia Electric & Power Co.	3.800%	9/15/47	425	516
Virginia Electric & Power Co.	4.600%	12/1/48	450	613
Virginia Electric & Power Co.	3.300%	12/1/49	400	463
WEC Energy Group Inc.	0.550%	9/15/23	500	501
Westar Energy Inc.	2.550%	7/1/26	575	624
Westar Energy Inc.	3.100%	4/1/27	425	468
Westar Energy Inc.	4.125%	3/1/42	425	511
Westar Energy Inc.	4.100%	4/1/43	325	391
Westar Energy Inc.	4.250%	12/1/45	100	126
Wisconsin Electric Power Co.	2.050%	12/15/24	300	316
Wisconsin Electric Power Co.	5.625%	5/15/33	200	274
Wisconsin Electric Power Co.	4.300%	10/15/48	250	315
Wisconsin Power & Light Co.	6.375%	8/15/37	300	438
Wisconsin Power & Light Co.	3.650%	4/1/50	250	297
Wisconsin Public Service Corp.	3.350%	11/21/21	850	878
Wisconsin Public Service Corp.	3.671%	12/1/42	75	85
Xcel Energy Inc.	2.600%	3/15/22	275	283
Xcel Energy Inc.	0.500%	10/15/23	500	499
Xcel Energy Inc.	3.300%	6/1/25	100	110
Xcel Energy Inc.	4.000%	6/15/28	650	765
Xcel Energy Inc.	2.600%	12/1/29	540	579
Xcel Energy Inc.	3.400%	6/1/30	450	516
Xcel Energy Inc.	6.500%	7/1/36	610	887
Xcel Energy Inc.	3.500%	12/1/49	400	445

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	415
Atmos Energy Corp.	2.625%	9/15/29	150	166
Atmos Energy Corp.	5.500%	6/15/41	800	1,111
Atmos Energy Corp.	4.125%	3/15/49	900	1,139
Atmos Energy Corp.	3.375%	9/15/49	720	818
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	267
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	509
CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	501
CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	517
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	294
KeySpan Corp.	5.803%	4/1/35	250	325
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,223

NiSource Finance Corp.	5.950%	6/15/41	382	526
NiSource Finance Corp.	4.800%	2/15/44	200	251
NiSource Finance Corp.	5.650%	2/1/45	500	691
NiSource Finance Corp.	4.375%	5/15/47	1,475	1,818
NiSource Finance Corp.	3.950%	3/30/48	500	583
NiSource Inc.	0.950%	8/15/25	500	498
NiSource Inc.	2.950%	9/1/29	1,500	1,619
NiSource Inc.	3.600%	5/1/30	500	568
NiSource Inc.	1.700%	2/15/31	500	489
ONE Gas Inc.	2.000%	5/15/30	200	207
ONE Gas Inc.	4.658%	2/1/44	507	647
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	433
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	190
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	391
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	300	326
Sempra Energy	2.900%	2/1/23	425	445
Sempra Energy	4.050%	12/1/23	775	845
Sempra Energy	3.750%	11/15/25	330	370
Sempra Energy	3.250%	6/15/27	575	630
Sempra Energy	3.400%	2/1/28	150	165
Sempra Energy	3.800%	2/1/38	850	950
Sempra Energy	6.000%	10/15/39	1,705	2,350
Sempra Energy	4.000%	2/1/48	400	454
Southern California Gas Co.	3.150%	9/15/24	425	463
Southern California Gas Co.	2.600%	6/15/26	725	782
Southern California Gas Co.	2.550%	2/1/30	450	485
Southern California Gas Co.	3.750%	9/15/42	300	350
Southern California Gas Co.	4.125%	6/1/48	325	405
Southern California Gas Co.	4.300%	1/15/49	500	636
Southern California Gas Co.	3.950%	2/15/50	250	304
Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	79
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	413
Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	495
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	170
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	147
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,092
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	600
Southwest Gas Corp.	3.700%	4/1/28	250	284
Southwest Gas Corp.	3.800%	9/29/46	250	276
Southwest Gas Corp.	4.150%	6/1/49	200	239
Washington Gas Light Co.	3.796%	9/15/46	350	404
Washington Gas Light Co.	3.650%	9/15/49	100	113

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,545	1,692
American Water Capital Corp.	3.400%	3/1/25	450	498
American Water Capital Corp.	2.950%	9/1/27	1,025	1,131
American Water Capital Corp.	2.800%	5/1/30	200	218
American Water Capital Corp.	6.593%	10/15/37	700	1,046
American Water Capital Corp.	4.300%	12/1/42	125	154
American Water Capital Corp.	4.000%	12/1/46	500	604
American Water Capital Corp.	3.750%	9/1/47	475	558
American Water Capital Corp.	4.200%	9/1/48	450	562
American Water Capital Corp.	4.150%	6/1/49	400	499
American Water Capital Corp.	3.450%	5/1/50	500	562
Essential Utilities Inc.	3.566%	5/1/29	275	311
Essential Utilities Inc.	2.704%	4/15/30	400	429

Essential Utilities Inc.	4.276%	5/1/49	375	464
Essential Utilities Inc.	3.351%	4/15/50	600	639
Veolia Environnement SA	6.750%	6/1/38	125	180
				433,212
Total Corporate Bonds (Cost $4,962,715)				5,423,969
Sovereign Bonds (1.6%)
African Development Bank	0.500%	4/22/22	2,000	2,007
African Development Bank	1.625%	9/16/22	1,300	1,335
African Development Bank	2.125%	11/16/22	2,000	2,078
African Development Bank	3.000%	9/20/23	1,600	1,727
Asian Development Bank	2.000%	2/16/22	2,830	2,898
Asian Development Bank	1.875%	2/18/22	2,850	2,914
Asian Development Bank	0.625%	4/7/22	5,000	5,029
Asian Development Bank	1.875%	7/19/22	2,800	2,882
Asian Development Bank	1.875%	8/10/22	2,200	2,266
Asian Development Bank	1.750%	9/13/22	2,500	2,573
Asian Development Bank	1.625%	1/24/23	1,500	1,547
Asian Development Bank	2.750%	3/17/23	1,500	1,591
Asian Development Bank	0.250%	7/14/23	5,000	4,998
Asian Development Bank	0.250%	10/6/23	4,600	4,595
Asian Development Bank	2.625%	1/30/24	2,000	2,153
Asian Development Bank	1.500%	10/18/24	1,000	1,045
Asian Development Bank	2.000%	1/22/25	1,027	1,097
Asian Development Bank	2.125%	3/19/25	700	753
Asian Development Bank	0.625%	4/29/25	2,000	2,017
Asian Development Bank	0.375%	9/3/25	6,129	6,104
Asian Development Bank	2.000%	4/24/26	400	432
Asian Development Bank	2.625%	1/12/27	800	898
Asian Development Bank	2.500%	11/2/27	2,985	3,359
Asian Development Bank	2.750%	1/19/28	1,000	1,147
Asian Development Bank	3.125%	9/26/28	1,600	1,895
Asian Development Bank	1.750%	9/19/29	200	215
Asian Development Bank	1.875%	1/24/30	1,000	1,091
Asian Development Bank	0.750%	10/8/30	1,500	1,478
Asian Infrastructure Investment Bank	0.250%	9/29/23	1,600	1,596
Asian Infrastructure Investment Bank	2.250%	5/16/24	2,000	2,137
Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	1,000
Canada	2.625%	1/25/22	2,500	2,579
Canada	2.000%	11/15/22	860	893
Canada	1.625%	1/22/25	2,290	2,411
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	3,251
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	400	427
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	800	979
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	650	699
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	400	489
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,000	1,100
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	530
Corp. Andina de Fomento	2.375%	5/12/23	200	206
Corp. Andina de Fomento	1.625%	9/23/25	600	600
Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,203
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,519
Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,350
Council Of Europe Development Bank	1.750%	9/26/22	600	618
Council Of Europe Development Bank	2.625%	2/13/23	1,900	2,005
Council Of Europe Development Bank	2.500%	2/27/24	50	54
Council Of Europe Development Bank	1.375%	2/27/25	850	885

Ecopetrol SA	5.875%	9/18/23	1,425	1,566
Ecopetrol SA	4.125%	1/16/25	1,475	1,547
Ecopetrol SA	5.375%	6/26/26	1,575	1,731
Ecopetrol SA	6.875%	4/29/30	1,600	1,892
Ecopetrol SA	7.375%	9/18/43	600	752
Ecopetrol SA	5.875%	5/28/45	1,325	1,444
Equinor ASA	2.750%	11/10/21	900	922
Equinor ASA	3.150%	1/23/22	125	129
Equinor ASA	2.450%	1/17/23	2,960	3,093
Equinor ASA	2.650%	1/15/24	3,240	3,451
Equinor ASA	3.250%	11/10/24	550	605
Equinor ASA	3.625%	9/10/28	1,200	1,403
Equinor ASA	3.125%	4/6/30	500	559
Equinor ASA	5.100%	8/17/40	300	405
Equinor ASA	4.250%	11/23/41	325	388
Equinor ASA	3.950%	5/15/43	175	201
Equinor ASA	4.800%	11/8/43	1,015	1,305
Equinor ASA	3.250%	11/18/49	750	793
Equinor ASA	3.700%	4/6/50	2,360	2,675
European Bank for Reconstruction &
Development	1.500%	11/2/21	800	811
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,329
European Bank for Reconstruction &
Development	2.750%	3/7/23	2,400	2,543
European Bank for Reconstruction &
Development	0.250%	7/10/23	500	500
European Bank for Reconstruction &
Development	1.625%	9/27/24	500	525
European Bank for Reconstruction &
Development	1.500%	2/13/25	100	105
European Bank for Reconstruction &
Development	0.500%	5/19/25	700	702
European Investment Bank	2.125%	10/15/21	1,350	1,376
European Investment Bank	2.875%	12/15/21	4,800	4,952
European Investment Bank	2.250%	3/15/22	1,800	1,853
European Investment Bank	2.625%	5/20/22	2,500	2,597
European Investment Bank	2.375%	6/15/22	4,130	4,280
European Investment Bank	2.250%	8/15/22	685	711
European Investment Bank	1.375%	9/6/22	2,500	2,554
European Investment Bank	2.000%	12/15/22	5,525	5,738
European Investment Bank	2.500%	3/15/23	625	659
European Investment Bank	1.375%	5/15/23	4,300	4,425
European Investment Bank	2.875%	8/15/23	3,300	3,546
European Investment Bank	0.250%	9/15/23	2,500	2,499
European Investment Bank	3.125%	12/14/23	700	763
European Investment Bank	3.250%	1/29/24	3,210	3,523
European Investment Bank	2.625%	3/15/24	3,660	3,951
European Investment Bank	2.250%	6/24/24	2,010	2,153
European Investment Bank	2.500%	10/15/24	864	938
European Investment Bank	1.875%	2/10/25	4,413	4,694
European Investment Bank	1.625%	3/14/25	3,000	3,159
European Investment Bank	0.625%	7/25/25	3,700	3,731
European Investment Bank	0.375%	12/15/25	5,500	5,476
European Investment Bank	2.125%	4/13/26	1,000	1,089
European Investment Bank	2.375%	5/24/27	800	892
European Investment Bank	1.625%	10/9/29	350	375

European Investment Bank	0.875%	5/17/30	400	401
European Investment Bank	0.750%	9/23/30	1,200	1,186
European Investment Bank	4.875%	2/15/36	1,300	1,958
Export Development Canada	1.375%	10/21/21	1,900	1,924
Export Development Canada	1.750%	7/18/22	1,485	1,524
Export Development Canada	2.500%	1/24/23	60	63
Export Development Canada	1.375%	2/24/23	2,600	2,660
Export Development Canada	2.750%	3/15/23	1,200	1,272
Export Development Canada	2.625%	2/21/24	800	862
Export-Import Bank of Korea	1.875%	10/21/21	800	811
Export-Import Bank of Korea	3.500%	11/27/21	300	310
Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,542
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,578
Export-Import Bank of Korea	3.625%	11/27/23	600	655
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,315
Export-Import Bank of Korea	3.250%	11/10/25	300	335
Export-Import Bank of Korea	2.625%	5/26/26	600	654
Export-Import Bank of Korea	2.375%	4/21/27	1,020	1,083
Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,571
FMS Wertmanagement	2.000%	8/1/22	4,040	4,169
Hydro-Quebec	8.400%	1/15/22	1,235	1,355
Hydro-Quebec	8.050%	7/7/24	2,665	3,349
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	350	355
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	831
Inter-American Development Bank	2.125%	1/18/22	3,000	3,072
Inter-American Development Bank	1.750%	4/14/22	2,400	2,455
Inter-American Development Bank	1.750%	9/14/22	3,300	3,396
Inter-American Development Bank	3.000%	9/26/22	3,300	3,479
Inter-American Development Bank	2.500%	1/18/23	5,330	5,600
Inter-American Development Bank	0.250%	11/15/23	5,200	5,189
Inter-American Development Bank	2.625%	1/16/24	2,500	2,689
Inter-American Development Bank	3.000%	2/21/24	3,700	4,033
Inter-American Development Bank	2.125%	1/15/25	1,000	1,072
Inter-American Development Bank	1.750%	3/14/25	500	529
Inter-American Development Bank	0.875%	4/3/25	1,000	1,019
Inter-American Development Bank	7.000%	6/15/25	250	322
Inter-American Development Bank	0.625%	7/15/25	5,100	5,140
Inter-American Development Bank	2.000%	6/2/26	1,915	2,067
Inter-American Development Bank	2.000%	7/23/26	1,200	1,297
Inter-American Development Bank	2.375%	7/7/27	800	889
Inter-American Development Bank	0.625%	9/16/27	3,700	3,688
Inter-American Development Bank	3.125%	9/18/28	2,200	2,603
Inter-American Development Bank	3.875%	10/28/41	1,600	2,238
Inter-American Development Bank	3.200%	8/7/42	50	64
Inter-American Development Bank	4.375%	1/24/44	450	685
International Bank for Reconstruction &
Development	2.125%	12/13/21	1,130	1,155
International Bank for Reconstruction &
Development	2.000%	1/26/22	6,700	6,855
International Bank for Reconstruction &
Development	1.625%	2/10/22	4,025	4,100
International Bank for Reconstruction &
Development	2.125%	7/1/22	3,000	3,098
International Bank for Reconstruction &
Development	7.625%	1/19/23	25	29
International Bank for Reconstruction &
Development	1.875%	6/19/23	6,000	6,261

International Bank for Reconstruction &
Development	3.000%	9/27/23	5,750	6,214
International Bank for Reconstruction &
Development	2.500%	3/19/24	3,600	3,871
International Bank for Reconstruction &
Development	1.500%	8/28/24	1,270	1,326
International Bank for Reconstruction &
Development	2.500%	11/25/24	5,500	5,977
International Bank for Reconstruction &
Development	1.625%	1/15/25	2,000	2,102
International Bank for Reconstruction &
Development	0.625%	4/22/25	3,500	3,528
International Bank for Reconstruction &
Development	0.375%	7/28/25	5,000	4,980
International Bank for Reconstruction &
Development	2.500%	7/29/25	4,600	5,048
International Bank for Reconstruction &
Development	3.125%	11/20/25	2,000	2,266
International Bank for Reconstruction &
Development	1.750%	10/23/29	1,500	1,619
International Bank for Reconstruction &
Development	0.875%	5/14/30	1,000	1,001
International Bank for Reconstruction &
Development	0.750%	8/26/30	4,250	4,195
International Bank for Reconstruction &
Development	4.750%	2/15/35	450	662
International Finance Corp.	2.000%	10/24/22	1,000	1,036
International Finance Corp.	2.875%	7/31/23	2,000	2,146
International Finance Corp.	1.375%	10/16/24	1,400	1,456
International Finance Corp.	0.375%	7/16/25	1,000	997
International Finance Corp.	2.125%	4/7/26	1,505	1,638
International Finance Corp.	0.750%	8/27/30	800	791
6 Japan Bank for International Cooperation	3.125%	7/20/21	730	746
6 Japan Bank for International Cooperation	2.000%	11/4/21	700	712
6 Japan Bank for International Cooperation	2.500%	6/1/22	700	724
6 Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,036
6 Japan Bank for International Cooperation	1.625%	10/17/22	750	769
6 Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,522
6 Japan Bank for International Cooperation	1.750%	1/23/23	2,000	2,057
6 Japan Bank for International Cooperation	0.625%	5/22/23	200	201
6 Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,476
6 Japan Bank for International Cooperation	0.375%	9/15/23	2,700	2,698
6 Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,741
6 Japan Bank for International Cooperation	2.500%	5/23/24	400	429
6 Japan Bank for International Cooperation	3.000%	5/29/24	650	708
6 Japan Bank for International Cooperation	1.750%	10/17/24	600	629
6 Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,558
6 Japan Bank for International Cooperation	2.500%	5/28/25	500	544
6 Japan Bank for International Cooperation	0.625%	7/15/25	2,000	2,003
6 Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,697
6 Japan Bank for International Cooperation	2.875%	7/21/27	500	566
6 Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,484
6 Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,527
6 Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,801
6 Japan Bank for International Cooperation	2.000%	10/17/29	300	324
6 Japan International Cooperation Agency	2.750%	4/27/27	700	780
6 Japan International Cooperation Agency	3.375%	6/12/28	550	651

6 Japan International Cooperation Agency	1.000%	7/22/30	200	198
7 KFW	2.625%	1/25/22	2,500	2,579
7 KFW	2.500%	2/15/22	3,800	3,916
7 KFW	2.125%	3/7/22	7,150	7,343
7 KFW	2.125%	6/15/22	6,400	6,606
7 KFW	1.750%	8/22/22	4,700	4,836
7 KFW	2.000%	10/4/22	2,150	2,226
7 KFW	2.375%	12/29/22	4,100	4,296
7 KFW	2.125%	1/17/23	1,750	1,825
7 KFW	1.625%	2/15/23	2,500	2,579
7 KFW	0.250%	10/19/23	8,000	7,996
7 KFW	1.375%	8/5/24	500	516
7 KFW	2.500%	11/20/24	5,750	6,260
7 KFW	2.000%	5/2/25	1,250	1,342
7 KFW	0.375%	7/18/25	6,000	5,988
7 KFW	2.875%	4/3/28	2,300	2,680
7 KFW	1.750%	9/14/29	900	971
7 KFW	0.750%	9/30/30	2,000	1,986
7 KFW	0.000%	4/18/36	600	493
7 KFW	0.000%	6/29/37	1,700	1,374
Korea Development Bank	2.625%	2/27/22	1,100	1,132
Korea Development Bank	3.000%	9/14/22	1,250	1,307
Korea Development Bank	3.375%	3/12/23	3,200	3,408
Korea Development Bank	2.750%	3/19/23	600	629
Korea Development Bank	3.750%	1/22/24	1,500	1,641
Korea Development Bank	2.125%	10/1/24	400	420
7 Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	994
7 Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,200
7 Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,414
7 Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,670
7 Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	502
7 Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,062
7 Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	881
7 Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,796
7 Landwirtschaftliche Rentenbank	0.875%	9/3/30	800	801
Nexen Energy ULC	7.875%	3/15/32	250	386
Nexen Energy ULC	5.875%	3/10/35	410	584
Nexen Energy ULC	6.400%	5/15/37	800	1,167
Nexen Energy ULC	7.500%	7/30/39	625	1,039
Nordic Investment Bank	2.125%	2/1/22	1,500	1,537
Nordic Investment Bank	1.375%	10/17/22	700	716
Nordic Investment Bank	0.375%	5/19/23	1,000	1,000
Nordic Investment Bank	2.875%	7/19/23	950	1,019
Nordic Investment Bank	2.250%	5/21/24	600	635
Nordic Investment Bank	0.375%	9/11/25	1,500	1,494
8 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,021
8 Oesterreichische Kontrollbank AG	2.625%	1/31/22	400	413
8 Oesterreichische Kontrollbank AG	1.625%	9/17/22	500	513
8 Oesterreichische Kontrollbank AG	2.875%	3/13/23	1,500	1,594
8 Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	652
8 Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	518
8 Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,494
4 Oriental Republic of Uruguay	8.000%	11/18/22	325	351
4 Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,231
4 Oriental Republic of Uruguay	4.375%	10/27/27	975	1,124
4 Oriental Republic of Uruguay	4.375%	1/23/31	2,140	2,547
4 Oriental Republic of Uruguay	7.625%	3/21/36	485	749

4 Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,213
4 Oriental Republic of Uruguay	5.100%	6/18/50	2,615	3,507
4 Oriental Republic of Uruguay	4.975%	4/20/55	2,200	2,934
4 Petroleos Mexicanos	2.290%	2/15/24	70	72
Petroleos Mexicanos	2.378%	4/15/25	100	104
Province of Alberta	2.200%	7/26/22	2,000	2,067
Province of Alberta	3.350%	11/1/23	1,700	1,848
Province of Alberta	2.950%	1/23/24	600	648
Province of Alberta	1.875%	11/13/24	1,800	1,878
Province of Alberta	3.300%	3/15/28	1,100	1,279
Province of Alberta	1.000%	5/20/25	830	836
Province of Alberta	1.300%	7/22/30	2,566	2,548
Province of British Columbia	2.000%	10/23/22	300	310
Province of British Columbia	2.250%	6/2/26	1,500	1,637
Province of British Columbia	1.750%	9/27/24	600	628
Province of Manitoba	2.100%	9/6/22	300	310
Province of Manitoba	2.600%	4/16/24	1,250	1,342
Province of Manitoba	3.050%	5/14/24	500	545
Province of Manitoba	2.125%	6/22/26	850	916
Province of New Brunswick	2.500%	12/12/22	400	418
Province of New Brunswick	3.625%	2/24/28	500	587
Province of Ontario	2.400%	2/8/22	700	719
Province of Ontario	2.550%	4/25/22	1,000	1,035
Province of Ontario	2.250%	5/18/22	2,900	2,990
Province of Ontario	2.450%	6/29/22	100	104
Province of Ontario	2.200%	10/3/22	500	519
Province of Ontario	1.750%	1/24/23	1,190	1,228
Province of Ontario	3.400%	10/17/23	3,130	3,411
Province of Ontario	3.050%	1/29/24	2,000	2,172
Province of Ontario	3.200%	5/16/24	1,000	1,097
Province of Ontario	2.500%	4/27/26	1,000	1,095
Province of Ontario	2.300%	6/15/26	2,000	2,172
Province of Ontario	2.000%	10/2/29	1,700	1,825
Province of Ontario	1.125%	10/7/30	2,800	2,792
Province of Quebec	2.375%	1/31/22	500	514
Province of Quebec	2.625%	2/13/23	2,050	2,159
Province of Quebec	7.125%	2/9/24	3,050	3,704
Province of Quebec	2.875%	10/16/24	700	766
Province of Quebec	1.500%	2/11/25	155	160
Province of Quebec	0.600%	7/23/25	1,500	1,499
Province of Quebec	2.500%	4/20/26	700	767
Province of Quebec	2.750%	4/12/27	3,250	3,649
Province of Quebec	7.500%	9/15/29	1,075	1,648
Province of Quebec	1.350%	5/28/30	600	618
Province of Saskatchewan	8.500%	7/15/22	244	278
Republic of Chile	3.250%	9/14/21	285	292
Republic of Chile	2.250%	10/30/22	225	232
Republic of Chile	3.125%	3/27/25	200	219
Republic of Chile	3.125%	1/21/26	710	785
4 Republic of Chile	3.240%	2/6/28	2,910	3,229
Republic of Chile	2.450%	1/31/31	600	625
4 Republic of Chile	2.550%	1/27/32	1,100	1,157
Republic of Chile	3.860%	6/21/47	675	805
4 Republic of Chile	3.500%	1/25/50	1,500	1,701
4 Republic of Colombia	2.625%	3/15/23	2,250	2,309
Republic of Colombia	8.125%	5/21/24	400	483
4 Republic of Colombia	4.500%	1/28/26	919	1,017

4 Republic of Colombia	3.875%	4/25/27	2,500	2,694
4 Republic of Colombia	4.500%	3/15/29	2,800	3,131
4 Republic of Colombia	3.000%	1/30/30	250	258
4 Republic of Colombia	3.125%	4/15/31	500	516
Republic of Colombia	10.375%	1/28/33	500	777
Republic of Colombia	7.375%	9/18/37	1,000	1,405
Republic of Colombia	6.125%	1/18/41	1,100	1,414
4 Republic of Colombia	5.625%	2/26/44	2,033	2,524
4 Republic of Colombia	5.000%	6/15/45	4,244	4,955
Republic of Colombia	5.200%	5/15/49	1,200	1,450
4 Republic of Colombia	4.125%	5/15/51	2,500	2,531
4 Republic of Columbia	4.000%	2/26/24	1,690	1,802
Republic of Hungary	6.375%	3/29/21	1,830	1,880
Republic of Hungary	5.375%	2/21/23	2,000	2,207
Republic of Hungary	5.750%	11/22/23	1,000	1,146
Republic of Hungary	5.375%	3/25/24	1,600	1,832
Republic of Hungary	7.625%	3/29/41	850	1,517
Republic of Indonesia	2.950%	1/11/23	350	364
Republic of Indonesia	4.450%	2/11/24	625	692
Republic of Indonesia	3.850%	7/18/27	200	225
Republic of Indonesia	3.500%	1/11/28	1,300	1,422
Republic of Indonesia	4.100%	4/24/28	1,000	1,138
Republic of Indonesia	4.750%	2/11/29	600	712
Republic of Indonesia	3.400%	9/18/29	200	219
Republic of Indonesia	2.850%	2/14/30	350	368
Republic of Indonesia	3.850%	10/15/30	2,100	2,378
1 Republic of Indonesia	4.750%	7/18/47	300	365
Republic of Indonesia	4.350%	1/11/48	1,075	1,240
Republic of Indonesia	5.350%	2/11/49	1,100	1,458
Republic of Indonesia	3.700%	10/30/49	825	883
Republic of Indonesia	4.200%	10/15/50	2,205	2,544
Republic of Indonesia	4.450%	4/15/70	500	592
Republic of Italy	6.875%	9/27/23	2,300	2,671
Republic of Italy	2.375%	10/17/24	1,950	2,016
Republic of Italy	2.875%	10/17/29	2,000	2,040
Republic of Italy	5.375%	6/15/33	1,925	2,420
Republic of Italy	4.000%	10/17/49	1,900	2,000
Republic of Korea	2.750%	1/19/27	3,800	4,169
Republic of Korea	1.000%	9/16/30	1,000	985
Republic of Korea	4.125%	6/10/44	305	418
Republic of Korea	3.875%	9/20/48	390	533
4 Republic of Panama	4.000%	9/22/24	600	656
4 Republic of Panama	3.750%	3/16/25	1,450	1,581
Republic of Panama	8.875%	9/30/27	368	526
4 Republic of Panama	3.875%	3/17/28	1,980	2,242
Republic of Panama	9.375%	4/1/29	1,070	1,644
4 Republic of Panama	3.160%	1/23/30	400	434
4 Republic of Panama	2.252%	9/29/32	500	506
4 Republic of Panama	6.700%	1/26/36	1,744	2,538
4 Republic of Panama	4.500%	5/15/47	200	250
4 Republic of Panama	4.500%	4/16/50	2,110	2,632
4 Republic of Panama	4.300%	4/29/53	1,250	1,531
4 Republic of Panama	4.500%	4/1/56	2,400	2,997
4 Republic of Panama	3.870%	7/23/60	1,200	1,376
4 Republic of Peru	2.392%	1/23/26	600	635
Republic of Peru	4.125%	8/25/27	250	291
Republic of Peru	2.844%	6/20/30	500	542

4 Republic of Peru	2.783%	1/23/31	900	963
Republic of Peru	8.750%	11/21/33	2,535	4,239
4 Republic of Peru	6.550%	3/14/37	600	906
Republic of Peru	5.625%	11/18/50	2,150	3,420
Republic of Poland	5.125%	4/21/21	1,305	1,338
Republic of Poland	5.000%	3/23/22	1,415	1,514
Republic of Poland	3.000%	3/17/23	3,100	3,285
Republic of Poland	4.000%	1/22/24	625	695
Republic of Poland	3.250%	4/6/26	1,150	1,294
Republic of the Philippines	4.200%	1/21/24	1,400	1,554
Republic of the Philippines	9.500%	10/21/24	550	740
Republic of the Philippines	10.625%	3/16/25	425	604
Republic of the Philippines	5.500%	3/30/26	1,500	1,854
Republic of the Philippines	3.000%	2/1/28	3,800	4,179
Republic of the Philippines	3.750%	1/14/29	1,000	1,163
Republic of the Philippines	9.500%	2/2/30	1,525	2,512
Republic of the Philippines	2.457%	5/5/30	2,000	2,158
Republic of the Philippines	7.750%	1/14/31	775	1,178
Republic of the Philippines	6.375%	1/15/32	600	846
Republic of the Philippines	6.375%	10/23/34	3,175	4,592
Republic of the Philippines	5.000%	1/13/37	400	520
Republic of the Philippines	3.950%	1/20/40	700	822
Republic of the Philippines	3.700%	3/1/41	1,534	1,768
Republic of the Philippines	3.700%	2/2/42	885	1,018
Republic of the Philippines	2.950%	5/5/45	1,750	1,833
State of Israel	4.000%	6/30/22	900	956
State of Israel	3.150%	6/30/23	1,100	1,178
State of Israel	2.875%	3/16/26	1,100	1,211
State of Israel	3.250%	1/17/28	790	900
State of Israel	2.500%	1/15/30	200	216
State of Israel	2.750%	7/3/30	1,550	1,711
State of Israel	4.500%	1/30/43	1,400	1,831
State of Israel	4.125%	1/17/48	800	1,011
State of Israel	3.375%	1/15/50	2,035	2,253
State of Israel	3.875%	7/3/50	1,400	1,679
State of Israel	4.500%	4/3/20	900	1,231
Svensk Exportkredit AB	3.125%	11/8/21	500	515
Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,830
Svensk Exportkredit AB	1.625%	11/14/22	1,500	1,540
Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,485
Svensk Exportkredit AB	0.250%	9/29/23	500	498
Svensk Exportkredit AB	0.375%	7/30/24	800	798
Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,513
Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,996
Syngenta Finance NV	3.125%	3/28/22	450	459
United Mexican States	3.625%	3/15/22	1,845	1,921
United Mexican States	4.000%	10/2/23	269	292
United Mexican States	3.600%	1/30/25	3,284	3,535
4 United Mexican States	3.900%	4/27/25	1,300	1,415
United Mexican States	4.125%	1/21/26	3,468	3,841
United Mexican States	4.150%	3/28/27	2,920	3,245
United Mexican States	3.750%	1/11/28	1,175	1,261
United Mexican States	4.500%	4/22/29	1,500	1,678
4 United Mexican States	3.250%	4/16/30	5,100	5,174
United Mexican States	8.300%	8/15/31	1,000	1,432
4 United Mexican States	4.750%	4/27/32	2,500	2,776
United Mexican States	7.500%	4/8/33	400	551

	United Mexican States	6.750%	9/27/34	200	267
	United Mexican States	6.050%	1/11/40	2,321	2,906
	United Mexican States	4.750%	3/8/44	3,022	3,309
	United Mexican States	5.550%	1/21/45	1,000	1,207
	United Mexican States	4.600%	1/23/46	2,530	2,708
	United Mexican States	4.350%	1/15/47	1,580	1,638
	United Mexican States	4.600%	2/10/48	2,910	3,091
4	United Mexican States	4.500%	1/31/50	2,100	2,209
4	United Mexican States	5.000%	4/27/51	2,600	2,822
	United Mexican States	5.750%	10/12/10	2,714	3,132
Total Sovereign Bonds (Cost $714,674)					764,529
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority
	BP Settlement Revenue	3.163%	9/15/25	195	207
	Alameda County CA Joint Powers Authority
	Lease Revenue	7.046%	12/1/44	100	170
	American Municipal Power Ohio Inc.
	Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	340
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	7.834%	2/15/41	100	168
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	6.053%	2/15/43	50	74
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	5.939%	2/15/47	925	1,393
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	6.270%	2/15/50	160	232
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	8.084%	2/15/50	175	333
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	2.574%	4/1/31	300	325
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.918%	4/1/40	175	270
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	985	1,678
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	125	224
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.907%	10/1/50	1,200	2,175
	Port of Morrow OR Transmission Facilities
	Revenue	2.543%	9/1/40	300	300
	California Department of Water Resources
	Power Supply Revenue	2.000%	5/1/22	1,000	1,027
	California GO	5.700%	11/1/21	1,000	1,058
	California GO	2.367%	4/1/22	600	617
	California GO	3.375%	4/1/25	426	475
	California GO	2.650%	4/1/26	250	273
	California GO	3.500%	4/1/28	400	464

California GO	2.500%	10/1/29	290	314
California GO	4.500%	4/1/33	850	1,016
California GO	7.500%	4/1/34	2,270	3,773
California GO	4.600%	4/1/38	1,350	1,608
California GO	7.550%	4/1/39	4,615	8,075
California GO	7.300%	10/1/39	1,000	1,642
California GO	7.350%	11/1/39	725	1,198
California GO	7.625%	3/1/40	500	866
California Institute of Technology Revenue	3.650%	9/1/19	200	218
California Institute of Technology Revenue	2.897%	11/1/51	500	502
California State University Systemwide
Revenue	3.899%	11/1/47	250	304
California State University Systemwide
Revenue	2.975%	11/1/51	465	487
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	147
Chicago IL GO	7.045%	1/1/29	200	216
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	500	720
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	405	603
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	325	407
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	765	1,091
Clark County NV Airport System Revenue	6.820%	7/1/45	325	536
Commonwealth Financing Authority
Pennsylvania Revenue	3.807%	6/1/41	400	455
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	500	575
Connecticut GO	5.090%	10/1/30	575	720
Connecticut GO	5.850%	3/15/32	610	851
Cook County IL GO	6.229%	11/15/34	400	574
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	151
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	308
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	109
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	285	382
Dallas TX Independent School District GO	6.450%	2/15/35	150	154
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	1,875	1,955
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	325	342
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	68
District of Columbia Water & Sewer
Authority Public Utility Revenue	4.814%	10/1/14	275	412
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	315	491
Florida Board of Administration Finance
Corp Revenue	2.638%	7/1/21	500	509
Foothill-Eastern Transportation Corridor
Agency CA Toll Road Revenue	4.094%	1/15/49	510	542
George Washington University Revenue	4.300%	9/15/44	200	246
George Washington University Revenue	4.126%	9/15/48	800	980
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	601	895

Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	1,129	1,709
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	147	216
Grand Parkway Transportation Corp . Texas
Revenue	3.236%	10/1/52	1,490	1,549
Great Lakes Water Authority Sewage
Disposal System Revenue	3.056%	7/1/39	100	107
Health & Educational Facilities Authority of
the State of Missouri Revenue	3.229%	5/15/50	355	401
Houston TX GO	6.290%	3/1/32	810	1,025
Illinois GO	4.950%	6/1/23	1,028	1,046
Illinois GO	5.100%	6/1/33	4,520	4,568
Illinois GO	6.630%	2/1/35	480	529
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	505
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	375	431
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	225	289
JobsOhio Beverage System Statewide
Liquor Profits Revenue	2.833%	1/1/38	325	350
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	150	193
Los Angeles CA Community College
District GO	6.750%	8/1/49	235	420
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	149
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	701
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	895
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,960	2,737
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	148
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	400	575
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	86
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	148
Massachusetts GO	4.200%	12/1/21	1,235	1,269
Massachusetts GO	5.456%	12/1/39	845	1,192
Massachusetts GO	2.514%	7/1/41	2,175	2,183
Massachusetts GO	2.813%	9/1/43	300	324
Massachusetts GO	2.900%	9/1/49	300	328
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	500	741
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.395%	10/15/40	300	323
Massachusetts Transportation Fund
Revenue	5.731%	6/1/40	50	72
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	151
Metropolitan Transportation Authority New
York Revenue	5.175%	11/15/49	1,225	1,337

Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	1,020
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.280%	10/1/41	575	620
Miami-Dade County FL Water & Sewer
Revenue	3.490%	10/1/42	275	295
Michigan Finance Authority Revenue
(Trinity Health Credit Group)	3.084%	12/1/34	250	269
Michigan Finance Authority Revenue
(Trinity Health Credit Group)	3.384%	12/1/40	375	423
Michigan State Building Authority Revenue	2.705%	10/15/40	800	803
Michigan State University Revenue	4.496%	8/15/48	200	231
Mississippi GO	5.245%	11/1/34	250	336
Missouri Health & Educational Facilities
Authority Revenue (Washington
University)	3.652%	8/15/57	350	432
9 New Jersey Economic Development
Authority Revenue (State Pension
Funding)	7.425%	2/15/29	1,435	1,786
New Jersey Transportation Trust Fund
Authority Transportation Program
Revenue	4.081%	6/15/39	475	451
New Jersey Transportation Trust Fund
Authority Transportation Program
Revenue	4.131%	6/15/42	400	381
New Jersey Transportation Trust Fund
Authority Transportation System
Revenue	5.754%	12/15/28	460	520
New Jersey Transportation Trust Fund
Authority Transportation System
Revenue	6.104%	12/15/28	1,150	1,163
New Jersey Transportation Trust Fund
Authority Transportation System
Revenue	6.561%	12/15/40	450	584
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	636
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	3,129
New York City NY GO	5.517%	10/1/37	400	567
New York City NY GO	6.271%	12/1/37	325	481
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue	5.750%	6/15/41	100	154
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue	5.952%	6/15/42	100	157
New York City NY Municipal W ater Finance
Authority Water & Sewer System
Revenue	6.011%	6/15/42	75	119
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue	5.440%	6/15/43	325	495
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue	5.882%	6/15/44	1,200	1,920
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	300	398
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	209

	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	859
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	116
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	826
	New York State Dormitory Authority
	Revenue	3.190%	2/15/43	200	218
	New York State Dormitory Authority
	Revenue	3.142%	7/1/43	1,355	1,444
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	3.110%	2/15/39	200	222
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	95	128
	New York State Thruway Authority
	Revenue	2.900%	1/1/35	200	217
	New York State Thruway Authority
	Revenue	3.500%	1/1/42	200	209
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	300	340
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	450	570
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	700	1,206
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	244
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	126
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	615	900
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	315
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	120
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	225	325
	Oregon GO	5.762%	6/1/23	268	292
	Oregon GO	5.892%	6/1/27	375	474
10	Oregon School Boards Association GO	5.528%	6/30/28	125	152
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	250	300
	Pennsylvania State University Revenue	2.790%	9/1/43	425	442
	Pennsylvania State University Revenue	2.840%	9/1/50	200	206
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	375	571
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	125	172
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	200	280
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	800	1,120
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	975	1,302
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	375	422
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	175	206

Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,780	2,277
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	550	735
Port Authority of New York & New Jersey
Revenue	3.287%	8/1/69	400	408
Princeton University Revenue	5.700%	3/1/39	800	1,236
4 Princeton University Revenue	2.516%	7/1/50	565	594
Regents of the University of California
Medical Center Pooled Revenue	3.006%	5/15/50	500	540
Regents of the University of California
Medical Center Pooled Revenue	3.256%	5/15/60	660	720
Regents of the University of California
Revenue	3.063%	7/1/25	400	442
Regional Transportation District of
Colorado Sales Tax Revenue	5.844%	11/1/50	150	247
Riverside County CA Pension Revenue	3.818%	2/15/38	75	86
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	325	449
Rutgers State University New Jersey
Revenue	3.915%	5/1/19	150	192
Rutgers State University New Jersey
Revenue	3.270%	5/1/43	100	111
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	350	380
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	250	275
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	230	291
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	370	520
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	338
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	490	746
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	578
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,000	1,603
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	275	482
San Jose CA Redevelopment Agency
Successor Agency Tax Allocation
Revenue	3.375%	8/1/34	375	410
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	825
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	135	142
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	475	762
State Board of Administration Finance
Corp. Revenue	1.258%	7/1/25	1,300	1,320
State Board of Administration Finance
Corp. Revenue	1.705%	7/1/27	850	862
State Board of Administration Finance
Corp. Revenue	2.154%	7/1/30	1,000	1,013

	Texas A&M University System Revenue
	Financing System Revenue	3.100%	7/1/49	275	289
	Texas GO	5.517%	4/1/39	660	1,005
	Texas GO	3.211%	4/1/44	425	459
	Texas Private Activity Surface
	Transportation Corp. Revenue (NTE
	Mobility Partners)	3.922%	12/31/49	675	764
	Texas Transportation Commission
	Revenue	2.562%	4/1/42	725	749
	Texas Transportation Commission
	Revenue	2.472%	10/1/44	725	737
	Texas Transportation Commission
	Revenue	5.178%	4/1/30	275	353
	Texas Transportation Commission
	Revenue	4.681%	4/1/40	100	138
	Texas Transportation Commission State
	Highway Fund	4.000%	10/1/33	325	409
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	2,250	3,662
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	125	202
	University of California Revenue	0.883%	5/15/25	225	227
	University of California Revenue	1.316%	5/15/27	250	253
	University of California Revenue	1.614%	5/15/30	250	251
	University of California Revenue	4.601%	5/15/31	500	605
	University of California Revenue	5.946%	5/15/45	275	409
	University of California Revenue	4.858%	5/15/12	1,330	1,938
	University of California Revenue	4.767%	5/15/15	50	71
	University of Maryland Medical System
	Obligated Group Revenue	3.052%	7/1/40	500	511
	University of Maryland Medical System
	Obligated Group Revenue	3.197%	7/1/50	500	523
	University of Michigan Revenue	2.437%	4/1/40	275	282
	University of Michigan Revenue	2.562%	4/1/50	200	209
	University of Nebraska Student Fee
	Revenue	3.037%	10/1/49	235	267
	University of Pittsburgh of the
	Commonwealth System of Higher
	Education Revenue	3.555%	9/15/19	1,025	1,243
	University of Southern California Revenue	5.250%	10/1/11	275	434
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	400	482
	University of Texas Revenue	3.354%	8/15/47	200	239
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	300	411
	University of Texas System	2.439%	8/15/49	225	228
	University of Virginia Revenue	2.256%	9/1/50	1,075	1,061
	University of Virginia Revenue	4.179%	9/1/17	250	350
	Utah GO	4.554%	7/1/24	100	109
	Utah GO	3.539%	7/1/25	576	630
	Washington GO	5.140%	8/1/40	480	704
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,126
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	300	337
10	Wisconsin GO	5.700%	5/1/26	270	319
Total Taxable Municipal Bonds (Cost $123,638)					145,415

				Shares
Preferred Stocks (0.0%)
	Air T Funding Pfd.			28	1

Temporary Cash Investments (3.5%)
Money Market Fund (3.4%)
11,12 Vanguard Market Liquidity Fund		0.117%		16,177,338	1,617,734
				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.1%)
13	United States Cash Management Bill	0.135%	10/20/20	2,100	2,100
13	United States Cash Management Bill	0.165%	11/3/20	9,000	8,999
13	United States Cash Management Bill	0.115%	2/16/21	9,418	9,414
					20,513
Total Temporary Cash Investments (Cost $1,638,015)					1,638,247
Total Investments (101.2%) (Cost $29,244,163)					47,788,532
Other Assets and Liabilities—Net (-1.2%)					(588,002)
Net Assets (100%)					47,200,530

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$55,713,000.
* Non-income-producing security.
‡ Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
§ Security value determined using significant unobservable inputs.
¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of September 30, 2020.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $189,579,000, representing 0.4% of net assets.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on curre nt market conditions.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Republic of Austria.
9 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal
Corporation).
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
12 Collateral of $59,036,000 was received for securities on loan, of which $57,936,000 is held in Vanguard
Market Liquidity Fund and $1,100,000 is held in cash.
13 Securities with a value of $20,513,000 have been segregated as initial margin for open futures contracts.
CMT —Constant Maturing Treasury Rate.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.

UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	3,455	579,058	8,370
10-Year U.S. Treasury Note	December 2020	1,635	228,134	371
E-mini S&P 500 Index	December 2020	794	133,074	964
E-mini Russell 2000 Index	December 2020	228	17,150	171
E-mini S&P Mid -Cap 400 Index	December 2020	45	8,352	31
				9,907

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2020, counterparties had deposited in segregated accounts securities cash of
$30,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets

Balanced Index Fund

Common Stocks	27,854,110	2	151	27,854,263
Preferred Stocks	1	—	—	1
U.S. Government and Agency Obligations	—	11,462,683	—	11,462,683
Asset-Backed/Commercial Mortgage-Backed
Securities	—	499,425	—	499,425
Corporate Bonds	—	5,423,969	—	5,423,969
Sovereign Bonds	—	764,529	—	764,529
Taxable Municipal Bonds	—	145,415	—	145,415
Temporary Cash Investments	1,617,734	20,513	—	1,638,247
Total	29,471,845	18,316,536	151	47,788,532
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,943	—	—	3,943
Liabilities
Futures Contracts[1]	438	—	—	438
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	476,113	NA1	NA1	(350)	213	3,113	—	1,617,734
Vanguard Total Bond
Market ETF	—	32,819	—	—	297	307	—	33,116
Total	—			(350)	510	3,420	—	1,650,850
1 Not applicable —purchases and sales are for temporary cash investment purposes.